                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                             File No. 333-38801
                                                             File No. 811-08457

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 22                                      X

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X

         Amendment No. 22

                         DELAWARE GROUP FOUNDATION FUNDS
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
-------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:        (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           January 28, 2006

It is proposed that this filing will become effective:

            Immediately upon filing pursuant to paragraph (b)
-----------
     X      on January 28, 2006 pursuant to paragraph (b)
-----------
            60 days after filing pursuant to paragraph (a) (1)
-----------
            on (date) pursuant to paragraph (a)(1)
-----------
            75 days after filing pursuant to paragraph (a) (2)
-----------
            on (date) pursuant to paragraph (a)(2) of Rule 485
-----------

If appropriate:

____   this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---

              This Post-Effective Amendment No. 22 to Registration File No.
              333-38801 includes the following:

              1.    Facing Page

              2.    Contents Page

              3.    Part A - Prospectuses

              4.    Part B - Statement of Additional Information

              5.    Part C - Other Information

              6.    Signatures

              7.    Exhibits

CORE-EQUITY

                                                     (DELAWARE INVESTMENTS LOGO)

Prospectus        JANUARY 28, 2006

                           DELAWARE FOUNDATION FUNDS

                           DELAWARE AGGRESSIVE ALLOCATION PORTFOLIO
                           (FORMERLY DELAWARE GROWTH ALLOCATION PORTFOLIO)
                           CLASS A |X| CLASS B |X| CLASS C |X| CLASS R

                           DELAWARE MODERATE ALLOCATION PORTFOLIO
                           (FORMERLY DELAWARE BALANCED ALLOCATION PORTFOLIO)
                           CLASS A |X| CLASS B |X| CLASS C |X| CLASS R

                           DELAWARE CONSERVATIVE ALLOCATION PORTFOLIO
                           (FORMERLY DELAWARE INCOME ALLOCATION PORTFOLIO)
                           CLASS A |X| CLASS B |X| CLASS C |X| CLASS R

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Table of Contents

Portfolio profiles                                               page
Delaware Aggressive Allocation Portfolio
Delaware Moderate Allocation Portfolio
Delaware Conservative Allocation Portfolio

How we manage the Portfolios                                     page
Our investment strategies
The securities we typically invest in
More about the Portfolios
The risks of investing in the Portfolios
Disclosure of portfolio holdings

Who manages the Portfolios                                       page
Investment manager
Portfolio managers
Who's who?

About your account                                               page
Investing in the Portfolios
Choosing a share class
How to reduce your sales charge
How to buy shares
Fair Valuation
Retirement plans
How to redeem shares
Account minimums
Special services
Frequent trading of Portfolio shares
Dividends, distributions and taxes

Certain Management Considerations                                page

Financial highlights                                             page

Glossary                                                         page

Profile: Delaware Aggressive Allocation Portfolio

What are the Portfolio's goals?
The Delaware  Aggressive  Allocation  Portfolio seeks long-term  capital growth.
Although the Portfolio will strive to meet its goals, there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest  primarily in shares of other Delaware  Investments  Funds,  including equity funds and, to a lesser extent,  fixed-income funds. We may also invest in individual  securities.  We use an active asset allocation approach in selecting investments for the Portfolio. In striving to meet its objective,  the Portfolio will typically  invest more of its assets in equity funds and securities than in fixed-income funds and securities.  Typically, the Portfolio will invest between
10% and 30% of its assets in international funds or securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying  Delaware  Investments Funds in which it invests.  Therefore,  to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and fixed-income  funds in the  portfolio  would  decline and the value of Portfolio shares  could  decline as well.  To the extent that it invests in  international funds or  securities,  the  Portfolio  will be  affected  by changes in currency exchange rates as well as political,  economic and regulatory  conditions in the countries represented in its portfolio.

Because the Portfolio may invest in as few as four different underlying funds or a small number of securities,  it is considered to be a non-diversified fund and may be  subject  to  greater  risk  than if it were  diversified.  However,  the underlying Delaware  Investments Funds generally hold a broad mix of securities, which helps to reduce this risk.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page [__].

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Portfolio
o    Investors  who are in the earlier stage of wealth  accumulation,  generally with higher risk tolerance.
o    Investors  looking  for the  capital  appreciation  potential  of the stock market and who have no need for current income.
o    Investors  who would like a  portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a professional money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

How has Delaware Aggressive Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how the annual  returns for the  Portfolio's  Class A shares have varied  over the past eight  calendar  years as well as the average  annual returns of the Class A, B, C and R shares for  one-year,  five-year and lifetime periods.  The  Portfolio's  past  performance  (before  and after  taxes) is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect expense caps. The returns would be lower without the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

-------------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
         1998        1999        2000        2001        2002        2003        2004        2005
-------------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
       10.28%      14.41%      -6.79%      -7.77%     -15.90%      28.22%      11.89%       7.51%
-------------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 15.14% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -14.59% for the quarter ended  September 30, 2002.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns shown in the table below do include the sales charge.

                                                                              Average annual returns for periods ending 12/31/05

---------------------------------------------------------------------------- ----------- ----------- ---------------
                                                                              1 year       5 year       Lifetime**
---------------------------------------------------------------------------- ----------- ----------- ---------------
Class A return before taxes                                                    1.35%       2.44%         3.59%
---------------------------------------------------------------------------- ----------- ----------- ---------------
Class A return after taxes on distributions                                    0.92%       2.23%         2.80%
---------------------------------------------------------------------------- ----------- ----------- ---------------
Class A return after taxes on distributions and sale of Portfolio shares       0.99%       1.98%         2.60%
---------------------------------------------------------------------------- ----------- ----------- ---------------
Class B (if redeemed) return before taxes*                                     2.69%       2.49%         3.60%
---------------------------------------------------------------------------- ----------- ----------- ---------------
Class C (if redeemed) return before taxes*                                     5.68%       2.87%         3.61%
---------------------------------------------------------------------------- ----------- ----------- ---------------
Class R (if redeemed) return before taxes                                      7.11%        N/A          13.15%
---------------------------------------------------------------------------- ----------- ----------- ---------------
S&P 500 Index                                                                  4.91%       0.54%         9.07%
      (reflects no deduction for fees, expenses, or taxes)
---------------------------------------------------------------------------- ----------- ----------- ---------------

The  Portfolio's  returns above are compared to the  performance  of the S&P 500
Index. You should remember that unlike the Portfolio, the index is unmanaged and does not reflect the actual costs of operating a mutual fund,  such as the costs of buying, selling and holding securities. The index is not a perfect comparison for  the  Portfolio  because  the  Portfolio  may  invest  in  fixed-income  and international  securities,  which are not included in the index.  Maximum  sales charges are included in the Portfolio's returns shown above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the
Portfolio's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Portfolio's returns (e.g., qualified vs. non-qualified dividends) and may be  different  than  the  final  tax  characterization  of such  elements.  Past performance, both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Lifetime returns for Class B shares  reflect  conversion  to Class A shares  after 8 years. If shares were not redeemed, the returns for Class B would be 6.69%,
     2.89%  and  3.60%  for  the  one-year,   five-year  and  lifetime  periods,
     respectively.  Returns for Class C would be 6.68%,  2.87% and 3.61% for the one-year, five-year and lifetime periods, respectively.

**   Lifetime  returns are shown  because the Portfolio or Class has existed for less than ten years.  The  inception  date for Class A, Class B and Class C shares of the Portfolio was December 31, 1997. The inception date for Class
     R shares  was  June 2,  2003.  The S&P 500  Index  return  shown is for the
     Portfolio's Class A lifetime. The index return for the Class R lifetime was
     12.39%.

What are the Portfolio's fees and expenses?

This table  describes the fees and expenses that you may pay if you buy and hold shares  of the  Portfolio.  Sales  charges  are fees  paid  directly  from  your investments when you buy or sell shares of the Portfolio.

------------------------------------------------------- ----------- ------------ ----------- -----------
CLASS                                                   A           B            C           R
------------------------------------------------------- ----------- ------------ ----------- -----------
Maximum sales charge (load) imposed on purchases as a   5.75%       none         none        none
percentage of offering price
------------------------------------------------------- ----------- ------------ ----------- -----------
Maximum contingent deferred sales charge (load) as a    none(1)     4.00%(2)     1.00%(3)    none
percentage of original purchase price or redemption
price, whichever is lower
------------------------------------------------------- ----------- ------------ ----------- -----------
Maximum sales charge (load) imposed on reinvested       none        none         none        none
dividends
------------------------------------------------------- ----------- ------------ ----------- -----------
Redemption fees                                         none        none         none        none
------------------------------------------------------- ----------- ------------ ----------- -----------
Exchange fees                                           none        none         none        none
------------------------------------------------------- ----------- ------------ ----------- -----------

Annual fund operating expenses are deducted from the Portfolio's assets.

------------------------------------------------------- ----------- ------------ ---------- ------------
Management fees                                           0.25%        0.25%       0.25%       0.25%
------------------------------------------------------- ----------- ------------ ---------- ------------
Distribution and service (12b-1) fees(4)                  0.30%        1.00%       1.00%       0.60%
------------------------------------------------------- ----------- ------------ ---------- ------------
Other expenses(5)                                         0.53%        0.53%       0.53%       0.53%
------------------------------------------------------- ----------- ------------ ---------- ------------
Total annual fund operating expenses                      1.08%        1.78%       1.78%       1.38%
------------------------------------------------------- ----------- ------------ ---------- ------------
Fee waivers and payments(6)                              (0.28%)      (0.23%)     (0.23%)     (0.33%)
------------------------------------------------------- ----------- ------------ ---------- ------------
Net expenses                                              0.80%        1.55%       1.55%       1.05%
------------------------------------------------------- ----------- ------------ ---------- ------------

This  example is  intended  to help you  compare  the cost of  investing  in the
Portfolio to the cost of investing in other mutual funds with similar investment
objectives.   We  show  the  cumulative  amount  of  Portfolio   expenses  on  a
hypothetical  investment  of  $10,000  with an annual  5%  return  over the time shown.(7) This example reflects the net operating  expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through ten.This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------- ------------ ------------- ---------------- ----------- ------------------ ---------------
CLASS(8)              A            B               B              C             C                   R
                                              (if redeemed)                  (if redeemed)
---------------- ------------ ------------- ---------------- ----------- ------------------ ---------------
1 year                  $652          $158             $558        $158               $258            $107
---------------- ------------ ------------- ---------------- ----------- ------------------ ---------------
3 years                 $873          $538             $813        $538               $538            $404
---------------- ------------ ------------- ---------------- ----------- ------------------ ---------------
5 years               $1,111          $943           $1,168        $943               $943            $724
---------------- ------------ ------------- ---------------- ----------- ------------------ ---------------
10 years              $1,793        $1,891           $1,891      $2,076             $2,076          $1,629
---------------- ------------ ------------- ---------------- ----------- ------------------ ---------------

This  example  is also based on a  hypothetical  investment  of $10,000  with an annual 5% return over the time shown but assumes the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waiver for years two through ten of the Delaware  Aggressive  Allocation
Portfolio  noted above. In this example we have also included an estimate of the average aggregate total operating expenses of the Delaware  Investments Funds as described on page [__],  including any applicable fee waiver. When the Portfolio invests  in any of these  funds,  it  absorbs  a  portion  of  their  underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------- ------------ ------------- ---------------- ----------- ------------------ ---------------
CLASS(8)              A            B               B              C             C                   R
                                              (if redeemed)                  (if redeemed)
---------------- ------------ ------------- ---------------- ----------- ------------------ ---------------
1 year                  $735          $245             $645        $245               $345            $195
---------------- ------------ ------------- ---------------- ----------- ------------------ ---------------
3 years               $1,127          $803           $1,078        $803               $803            $673
---------------- ------------ ------------- ---------------- ----------- ------------------ ---------------
5 years               $1,544        $1,386           $1,611      $1,386             $1,386          $1,177
---------------- ------------ ------------- ---------------- ----------- ------------------ ---------------
10 years              $2,701        $2,800           $2,800      $2,969             $2,969          $2,563
---------------- ------------ ------------- ---------------- ----------- ------------------ ---------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred sales charge of 4%, which declines to 3.25%
     during the second  year,  2.75%  during the third  year,  2.25%  during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

(3)  Class C shares  redeemed  within one year of  purchase  are subject to a 1%
     contingent deferred sales charge.

(4)  The Portfolio's distributor has contracted to limit the Class A and Class R shares 12b-1 fee through  January 31, 2007 to no more than 0.25% and 0.50%, respectively, of average daily net assets.

(5)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses  during  the  current  fiscal  year  as  a  result  of  the expectation  that the  Portfolio  will not have to convene a  shareholders'
     meeting and issue a proxy statement during the upcoming fiscal year.

(6)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  January  31,  2007 in order to prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.55% of average daily net assets.

(7)  The  Portfolio's  actual  rate of return  may be  greater  or less than the hypothetical 5% return we use here.

(8)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

Profile: Delaware Moderate Allocation Portfolio

What are the Portfolio's goals?
The Delaware  Moderate  Allocation  Portfolio  seeks capital  appreciation  with current income as a secondary  objective.  Although the Portfolio will strive to meet its goals, there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest  primarily in shares of other Delaware  Investments  Funds,  including equity,  fixed-income and international  funds. We may also invest in individual securities.  We use an active asset allocation approach in selecting investments for the Portfolio.

Under normal  circumstances,  the Portfolio  will invest at least 25% of its net assets in  equity  funds and  securities  and at least 25% of its net  assets in fixed-income  funds and securities.  This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Portfolio has the  flexibility to invest more in equity funds and securities or more in fixed-income  funds and securities,  depending on market  conditions.
However,  it will typically  invest at least 25% in  fixed-income  securities or fixed-income  funds.  The Portfolio will typically  invest between 5% and 20% of its assets in international funds and securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying  Delaware  Investments Funds in which it invests.  Therefore,  to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and the fixed-income  funds in the portfolio will decline and the Portfolio's  share value  could  decline as well.  To the extent  that it invests in  international funds or  securities,  the  Portfolio  will be  affected  by changes in currency exchange rates as well as political,  economic and regulatory  conditions in the countries represented in its portfolio.

Because the Portfolio may invest in as few as four different underlying funds or a small number of securities,  it is considered to be a non-diversified fund and may be  subject  to  greater  risk  than if it were  diversified.  However,  the underlying Delaware  Investments Funds generally hold a broad mix of securities, which helps to reduce this risk.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page [__].

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Portfolio
o    Investors who are in the wealth accumulation phase, generally with moderate risk tolerance.
o    Investors  looking  for the  capital  appreciation  potential  of the stock market and the income potential of the bond market.
o    Investors  who would like a  portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a professional money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is high current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

How has Delaware Moderate Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how the annual  returns for the  Portfolio's  Class A shares have varied  over the past eight  calendar  years as well as the average  annual returns of the Class A, B, C and R shares for  one-year,  five-year and lifetime periods.  The  Portfolio's  past  performance  (before  and after  taxes) is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect expense caps. The returns would be lower without the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

---------------- -------------- ------------- -------------- -------------- ------------- -------------- --------------
           1998           1999          2000           2001           2002          2003           2004           2005
---------------- -------------- ------------- -------------- -------------- ------------- -------------- --------------
          7.44%          8.92%        -2.45%         -4.46%        -10.43%        23.32%          9.50%          5.83%
---------------- -------------- ------------- -------------- -------------- ------------- -------------- --------------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 12.98% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -9.92% for the quarter  ended  September 30, 2002.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns shown in the table below do include the sales charge.

                                                                          Average annual returns for the periods ending 12/31/05

---------------------------------------------------------------------------- ----------- ----------- ---------------------------
                                                                               1 year     5 years            Lifetime**
---------------------------------------------------------------------------- ----------- ----------- ---------------------------
Class A return before taxes                                                   (0.24%)      2.87%               3.49%
---------------------------------------------------------------------------- ----------- ----------- ---------------------------
Class A return after taxes on distributions                                   (0.65%)      2.36%               2.58%
---------------------------------------------------------------------------- ----------- ----------- ---------------------------
Class A return after taxes on distributions and sale of Portfolio shares      (0.15%)      2.15%               2.42%
---------------------------------------------------------------------------- ----------- ----------- ---------------------------
Class B (if redeemed) return before taxes*                                     0.96%       2.93%               3.49%
---------------------------------------------------------------------------- ----------- ----------- ---------------------------
Class C (if redeemed) return before taxes*                                     4.06%       3.34%               3.53%
---------------------------------------------------------------------------- ----------- ----------- ---------------------------
Class R (if redeemed) return before taxes                                      5.42%        N/A                10.10%
---------------------------------------------------------------------------- ----------- ----------- ---------------------------
S&P 500 Index                                                                  4.91%       0.54%               9.07%
      (reflects no deduction for fees, expenses, or taxes)
---------------------------------------------------------------------------- ----------- ----------- ---------------------------
Lehman Brothers U.S. Aggregate Index                                           2.43%       5.87%               6.16%
      (reflects no deduction for fees, expenses, or taxes)
---------------------------------------------------------------------------- ----------- ----------- ---------------------------

The  Portfolio's  returns above are compared to the  performance  of the S&P 500
Index and the Lehman  Brothers U.S.  Aggregate  Index.  You should remember that unlike the Portfolio,  the indices are unmanaged and does not reflect the actual costs of  operating  a mutual  fund,  such as the costs of buying,  selling  and holding  securities.  Neither index is a perfect comparison to Delaware Moderate
Allocation  Portfolio  since the S&P 500  Index  does not  include  fixed-income securities and the Lehman Brothers U.S. Aggregate Index does not include stocks.
Maximum sales charges are included in the Portfolio's returns shown above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the
Portfolio's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Portfolio's returns (e.g., qualified vs. non-qualified dividends) and may be  different  than  the  final  tax  characterization  of such  elements.  Past performance, both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Lifetime returns for Class B shares  reflect  conversion  to Class A shares  after 8 years. If shares were not redeemed, the returns for Class B would be 4.96%,
     3.33%  and  3.49%  for  the  one-year,   five-year  and  lifetime  periods,
     respectively.  Returns for Class C would be 5.06%,  3.34% and 3.53% for the one-year, five-year and lifetime periods, respectively.

**   Lifetime  returns are shown  because the Portfolio or Class has existed for less than ten years.  The  inception  date for Class A, Class B and Class C shares of the Portfolio was December 31, 1997. The inception date for Class
     R shares  was June 2,  2003.  Both the S&P 500 Index  return and the Lehman
     Brothers U.S.  Aggregate Index return shown are for the Portfolio's Class A lifetime. The index returns for the Class R lifetime were 12.39% and 2.76%, respectively.

What are the Portfolio's fees and expenses?
This table  describes the fees and expenses that you may pay if you buy and hold shares  in the  Portfolio.  Sales  charges  are fees  paid  directly  from  your investments when you buy or sell shares of the Portfolio.

------------------------------------------------------- ----------- ------------- ----------- -----------
CLASS                                                   A           B             C           R
------------------------------------------------------- ----------- ------------- ----------- -----------
Maximum sales charge (load) imposed on purchases as a   5.75%       none          none        none
percentage of offering price
------------------------------------------------------- ----------- ------------- ----------- -----------
Maximum contingent deferred sales charge (load) as a    none(1)     4.00%(2)      1.00%(3)    none
percentage of original purchase price or redemption
price, whichever is lower
------------------------------------------------------- ----------- ------------- ----------- -----------
Maximum sales charge (load) imposed on reinvested       none        none          none        none
dividends
------------------------------------------------------- ----------- ------------- ----------- -----------
Redemption fees                                         none        none          none        none
------------------------------------------------------- ----------- ------------- ----------- -----------
Exchange fees                                           none        none          none        none
------------------------------------------------------- ----------- ------------- ----------- -----------

Annual fund operating expenses are deducted from the Portfolio's assets.

------------------------------------------------------- ----------- ------------- ----------- -----------
Management fees                                           0.25%        0.25%        0.25%       0.25%
------------------------------------------------------- ----------- ------------- ----------- -----------
Distribution and service (12b-1) fees(4)                  0.30%        1.00%        1.00%       0.60%
------------------------------------------------------- ----------- ------------- ----------- -----------
Other expenses(5)                                         0.51%        0.51%        0.51%       0.51%
------------------------------------------------------- ----------- ------------- ----------- -----------
Total annual fund operating expenses                      1.06%        1.76%        1.76%       1.36%
------------------------------------------------------- ----------- ------------- ----------- -----------
Fee waivers and payments(6)                              (0.26%)      (0.21%)      (0.21%)     (0.31%)
------------------------------------------------------- ----------- ------------- ----------- -----------
Net expenses                                              0.80%        1.55%        1.55%       1.05%
------------------------------------------------------- ----------- ------------- ----------- -----------

This  example is  intended  to help you  compare  the cost of  investing  in the
Portfolio to the cost of investing in other mutual funds with similar investment
objectives.   We  show  the  cumulative  amount  of  Portfolio   expenses  on  a
hypothetical  investment  of  $10,000  with an annual  5%  return  over the time shown.(7) This example reflects the net operating  expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two  through  ten.  This is an example  only,  and does not  represent future expenses, which may be greater or less than those shown here.

---------------- ------------ ------------- ---------------- ----------- ---------------- ----------------
 CLASS(8)              A            B               B              C           C
                                              (if redeemed)                (if redeemed)
---------------- ------------ ------------- ---------------- ----------- ---------------- ----------------
1 year                  $652          $158             $558        $158             $258             $107
---------------- ------------ ------------- ---------------- ----------- ---------------- ----------------
3 years                 $868          $534             $809        $534             $534             $400
---------------- ------------ ------------- ---------------- ----------- ---------------- ----------------
5 years               $1,102          $935           $1,160        $935             $935             $715
---------------- ------------ ------------- ---------------- ----------- ---------------- ----------------
10 years              $1,773        $1,871           $1,871      $2,056           $2,056           $1,608
---------------- ------------ ------------- ---------------- ----------- ---------------- ----------------

This  example  is also based on a  hypothetical  investment  of $10,000  with an annual 5% return over the time shown but assumes the net operating expenses with waivers for the one-year  period and total  operating  expenses  without expense waivers for years two through ten of the Delaware Moderate Allocation Portfolio noted above.  In this  example we have also  included an estimate of the average aggregate  total  operating  expenses  of  the  Delaware  Investments  Funds  as described on page [__],  including any applicable fee waiver. When the Portfolio invests  in any of these  funds,  it  absorbs  a  portion  of  their  underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------- ------------ ------------- ---------------- ----------- ---------------- ----------------
 CLASS(8)              A            B               B              C           C                R
                                              (if redeemed)                (if redeemed)
---------------- ------------ ------------- ---------------- ----------- ---------------- ----------------
1 year                  $728          $237             $637        $237             $337             $187
---------------- ------------ ------------- ---------------- ----------- ---------------- ----------------
3 years               $1,100          $774           $1,049        $774             $774             $644
---------------- ------------ ------------- ---------------- ----------- ---------------- ----------------
5 years               $1,496        $1,337           $1,562      $1,337           $1,337           $1,127
---------------- ------------ ------------- ---------------- ----------- ---------------- ----------------
10 years              $2,601        $2,700           $2,700      $2,871           $2,871           $2,460
---------------- ------------ ------------- ---------------- ----------- ---------------- ----------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred sales charge of 4%, which declines to 3.25%
     during the second  year,  2.75%  during the third  year,  2.25%  during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

(3)  Class C shares  redeemed  within one year of  purchase  are subject to a 1%
     contingent deferred sales charge.

(4)  The Portfolio's distributor has contracted to limit the Class A and Class R shares 12b-1 fee through  January 31, 2007 to no more than 0.25% and 0.50%, respectively, of average daily net assets.

(5)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses  during  the  current  fiscal  year  as  a  result  of  the expectation  that the  Portfolio  will not have to convene a  shareholders'
     meeting and issue a proxy statement during the upcoming fiscal year.

(6)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  January  31,  2007 in order to prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.55% of average daily net assets.

(7)  The  Portfolio's  actual  rate of return  may be  greater  or less than the hypothetical 5% return we use here.

(8)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

Profile: Delaware Conservative Allocation Portfolio

What are the Portfolio's goals?
The Delaware  Conservative  Allocation  Portfolio seeks a combination of current income and  preservation  of capital  with  capital  appreciation.  Although the
Portfolio will strive to meet its goals, there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest  primarily in shares of other Delaware  Investments  Funds,  including fixed-income and equity funds. We may also invest in individual  securities.  We use an  active  asset  allocation  approach  in  selecting  investments  for the
Portfolio. In striving to meet its objective, the Portfolio would typically have a larger percentage of its assets allocated to fixed-income funds and securities
(generally at least 45%) than to equity funds and securities (generally at least
20%).  The  Portfolio  may  allocate  up  to  10%  to  international  funds  and securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying  Delaware  Investments Funds in which it invests.  Therefore,  to the extent that it invests in bonds and  fixed-income  funds, it will be affected by changes in interest  rates.  If interest  rates rise, the value of the bonds and fixed income funds in the portfolio will decline and the Portfolio's share value could  decline  as well.  To the  extent  that it  invests  in equity  funds and securities, it will be affected by declines in stock prices.

Because the Portfolio may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified fund and may be subject to greater risk than if it were  diversified.  However,  the  underlying
Delaware Investments Funds generally hold a broad mix of securities, which helps to reduce this risk.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page [__].

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Portfolio

o    Investors who are in the wealth  preservation  phase,  generally with lower risk tolerance.
o    Investors  in  the  pre-retirement  or  retirement  phase,  looking  for an increase in income.
o    Investors who want a portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a  professional  money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is capital appreciation.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

How has Delaware Conservative Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how the annual  returns for the  Portfolio's  Class A shares have varied  over the past eight  calendar  years as well as the average  annual returns of the Class A, B, C and R shares for  one-year,  five-year and lifetime periods.  The  Portfolio's  past  performance  (before  and after  taxes) is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect expense caps. The returns would be lower without the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

-------------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
         1998        1999        2000        2001        2002        2003        2004        2005
-------------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
        6.24%       3.80%       1.03%      -1.41%      -5.26%      16.89%       7.09%       4.27%
-------------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 9.34% for the quarter  ended June 30,  2003 and its lowest  quarterly return was -6.34% for the quarter  ended  September 30, 1998.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns shown in the table below do include the sales charge.

                                                                              Average annual returns for periods ending 12/31/05

--------------------------------------------------------------------- --------------- -------------------- ------------------------
                                                                         1 year               5 year            Lifetime**
--------------------------------------------------------------------- --------------- -------------------- ------------------------
Class A return before taxes                                              (1.71%)             2.83%                  3.13%
--------------------------------------------------------------------- --------------- -------------------- ------------------------
Class A return after taxes on distributions                              (2.52%)             1.90%                  1.86%
--------------------------------------------------------------------- --------------- -------------------- ------------------------
Class A return after taxes on distributions and sale of Portfolio        (1.11%)             1.85%                  1.87%
shares
--------------------------------------------------------------------- --------------- -------------------- ------------------------
Class B (if redeemed) return before taxes*                               (0.62%)             2.85%                  3.17%
--------------------------------------------------------------------- --------------- -------------------- ------------------------
Class C (if redeemed) return before taxes*                                2.39%              3.21%                  3.12%
--------------------------------------------------------------------- --------------- -------------------- ------------------------
Class R (if redeemed) return before taxes                                 3.97%               N/A                   7.20%
--------------------------------------------------------------------- --------------- -------------------- ------------------------
Lehman Brothers U.S. Aggregate Index                                      2.43%              5.87%                  6.16%
      (reflects no deduction for fees, expenses, or taxes)
--------------------------------------------------------------------- --------------- -------------------- ------------------------

The  Portfolio's  returns  above are compared to the  performance  of the Lehman
Brothers U.S.  Aggregate  Index.  You should remember that unlike the Portfolio, the index is  unmanaged  and does not  include the actual  costs of  operating a mutual fund,  such as the costs of buying,  selling and holding  securities.  In addition,  the index is not a perfect  comparison to the  Portfolio  because the
Portfolio  invests in a variety of asset classes not  represented  in the index,
including  equity   securities,   international   securities  and  high-yielding
corporate bonds.  Maximum sales charges are included in the Portfolio's  returns shown above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the
Portfolio's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Portfolio's returns (e.g., qualified vs. non-qualified dividends) and may be  different  than  the  final  tax  characterization  of such  elements.  Past performance, both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Lifetime returns for Class B shares  reflect  conversion  to Class A shares  after 8 years. If shares were not redeemed, the returns for Class B would be 3.38%,
     3.25%  and  3.17%  for  the  one-year,   five-year  and  lifetime  periods,
     respectively.  Returns for Class C would be 3.39%,  3.21% and 3.12% for the one-year, five-year and lifetime periods, respectively.

**   Lifetime  returns are shown  because the Portfolio or Class has existed for less than ten years.  The  inception  date for Class A, Class B and Class C shares of the Portfolio was December 31, 1997. The inception date for Class
     R shares was June 2, 2003. The Lehman Brothers U.S.  Aggregate Index return shown is for the  Portfolio's  Class A lifetime.  The index  return for the
     Class R lifetime was 2.76%.

What are the Portfolio's fees and expenses?
This table  describes the fees and expenses that you may pay if you buy and hold shares  of the  Portfolio.  Sales  charges  are fees  paid  directly  from  your investments when you buy or sell shares of the Portfolio.

------------------------------------------------------- ----------- ------------ ----------- -----------
CLASS                                                   A           B            C           R
------------------------------------------------------- ----------- ------------ ----------- -----------
Maximum sales charge (load) imposed on purchases as a   5.75%       None         None        None
percentage of offering price
------------------------------------------------------- ----------- ------------ ----------- -----------
Maximum contingent deferred sales charge (load) as a    None(1)     4.00%(2)     1.00%(3)    None
percentage of original purchase price or redemption
price, whichever is lower
------------------------------------------------------- ----------- ------------ ----------- -----------
Maximum sales charge (load) imposed on reinvested       None        None         None        None
dividends
------------------------------------------------------- ----------- ------------ ----------- -----------
Redemption fees                                         None        None         None        None
------------------------------------------------------- ----------- ------------ ----------- -----------
Exchange fees                                           None        None         None        None
------------------------------------------------------- ----------- ------------ ----------- -----------

Annual fund operating expenses are deducted from the Portfolio's assets.

------------------------------------------------------- ----------- ------------ ----------- -----------
Management fees                                           0.25%        0.25%       0.25%       0.25%
------------------------------------------------------- ----------- ------------ ----------- -----------
Distribution and service (12b-1) fees(4)                  0.30%        1.00%       1.00%       0.60%
------------------------------------------------------- ----------- ------------ ----------- -----------
Other expenses(5)                                         0.63%        0.63%       0.63%       0.63%
------------------------------------------------------- ----------- ------------ ----------- -----------
Total annual fund operating expenses                      1.18%        1.88%       1.88%       1.48%
------------------------------------------------------- ----------- ------------ ----------- -----------
Fee waivers and payments(6)                              (0.38%)      (0.33%)     (0.33%)     (0.43%)
------------------------------------------------------- ----------- ------------ ----------- -----------
Net expenses                                              0.80%        1.55%       1.55%       1.05%
------------------------------------------------------- ----------- ------------ ----------- -----------

This  example is  intended  to help you  compare  the cost of  investing  in the
Portfolio to the cost of investing in other mutual funds with similar investment
objectives.   We  show  the  cumulative  amount  of  Portfolio   expenses  on  a
hypothetical  investment  of  $10,000  with an annual  5%  return  over the time shown.(7) This example reflects the net operating  expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two  through  ten.  This is an example  only,  and does not  represent future expenses, which may be greater or less than those shown here.

---------------- ------------ ------------- ---------------- ----------- ---------------- -------------
 CLASS(8)              A            B               B              C             C              R
                                              (if redeemed)                (if redeemed)
---------------- ------------ ------------- ---------------- ----------- ---------------- -------------
1 year                  $652          $158             $558        $158             $258          $107
---------------- ------------ ------------- ---------------- ----------- ---------------- -------------
3 years                 $893          $559             $834        $559             $559          $426
---------------- ------------ ------------- ---------------- ----------- ---------------- -------------
5 years               $1,152          $986           $1,211        $986             $986          $767
---------------- ------------ ------------- ---------------- ----------- ---------------- -------------
10 years              $1,893        $1,991           $1,991      $2,174           $2,174        $1,732
---------------- ------------ ------------- ---------------- ----------- ---------------- -------------

This  example  is also based on a  hypothetical  investment  of $10,000  with an annual 5% return over the time shown but assumes the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense  waivers  for  years  two  through  ten  of  the  Delaware  Conservative
Allocation  Portfolio  noted  above.  In this  example we have also  included an estimate of the  average  aggregate  total  operating  expenses of the  Delaware
Investments  Funds as  described  on page [__],  including  any  applicable  fee waiver.  When the Portfolio  invests in any of these funds, it absorbs a portion of their  underlying  expenses.  This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------- ------------ ------------- ---------------- ----------- ---------------- -------------
  CLASS(8)              A            B               B              C           C              R
                                              (if redeemed)                (if redeemed)
---------------- ------------ ------------- ---------------- ----------- ---------------- -------------
1 year                  $723          $233             $633        $233             $333          $182
---------------- ------------ ------------- ---------------- ----------- ---------------- -------------
3 years               $1,110          $785           $1,060        $785             $785          $655
---------------- ------------ ------------- ---------------- ----------- ---------------- -------------
5 years               $1,522        $1,364           $1,589      $1,364           $1,364        $1,153
---------------- ------------ ------------- ---------------- ----------- ---------------- -------------
10 years              $2,666        $2,765           $2,765      $2,935           $2,935        $2,527
---------------- ------------ ------------- ---------------- ----------- ---------------- -------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred sales charge of 4%, which declines to 3.25%
     during the second  year,  2.75%  during the third  year,  2.25%  during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

(3)  Class C shares  redeemed  within one year of  purchase  are subject to a 1%
     contingent deferred sales charge.

(4)  The Portfolio's distributor has contracted to limit the Class A and Class R shares 12b-1 fee through  January 31, 2007 to no more than 0.25% and 0.50%, respectively, of average daily net assets.

(5)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses  during  the  current  fiscal  year  as  a  result  of  the expectation  that the  Portfolio  will not have to convene a  shareholders'
     meeting and issue a proxy statement during the upcoming fiscal year.

(6)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  January  31,  2007 in order to prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.55% of average daily net assets.

(7)  The  Portfolio's  actual  rate of return  may be  greater  or less than the hypothetical 5% return we use here.

(8)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

Other expenses paid by the Portfolios

Because the Portfolios  invest  primarily in other Delaware  Investments  Funds, they will be shareholders  of those funds.  Like all  shareholders,  a Portfolio will bear a proportionate share of any management fees and other expenses of the
Delaware  Investments  Funds  that a  Portfolio  holds.  These  fees,  which are deducted from the underlying funds before their share prices are calculated, are in  addition  to the fees and  expenses  described  in each  Portfolio  profile.
Depending  on which  funds are held in each  Portfolio,  the fees will vary over time. However, in order to give you an idea of what these fees might be, we have calculated  an average  expense ratio for each  Portfolio,  based on the expense ratios of the Delaware  Investments  Funds for each of their most recent  fiscal years and each Portfolio's  allocations as of September 30, 2005. Based on these hypothetical  calculations,  the combined  average expense ratio of the Delaware
Investments  Funds  that  is  borne  by each of the  Portfolios,  including  any applicable fee waiver, would have been as follows:

                     Aggressive Allocation Portfolio             0.87%
                     Moderate Allocation Portfolio               0.79%
                     Conservative Allocation Portfolio           0.75%

Expenses will differ  depending on how the Portfolios  allocate assets among the
Delaware Investments Funds.

How we manage the Portfolios

Our investment strategies
In  order to meet  the  changing  needs of  investors  throughout  their  lives,
Delaware Foundation Funds offers three different  portfolios with varying levels of income and growth  potential and  corresponding  variations in risk. From the most  conservative  (the  Delaware  Conservative  Allocation  Portfolio)  to the
moderate (the Delaware  Moderate  Allocation  Portfolio) to the most  aggressive
(the Delaware Aggressive Allocation Portfolio),  each Portfolio relies on active asset allocation and invests in a select group of Delaware  Investments Funds as it strives to attain its objective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Each  Portfolio  is  a  type  of  mutual  fund  known  as  a  fund-of-funds.   A
fund-of-funds  typically  invests in other mutual  funds rather than  individual securities. The potential benefits of such a strategy are three-fold:

1.   An extra layer of  diversification  by investing in a number of  underlying funds that, in turn, invest in a broadly  diversified  number of individual securities;
2.   Access to the  investment  expertise  of multiple  portfolio  managers  and analysts who work on the underlying funds; and
3.   A professional portfolio manager who makes asset allocation decisions.

We offer the Portfolios  because we believe that a fund-of-funds is an efficient way to provide active asset  allocation  services to meet the needs of investors at  various  stages of their  life and wealth  accumulation.  Our  active  asset allocation strategy begins with an evaluation of three key factors:

o    the  expected  return  of  specific  asset  classes  such  as  equities  or fixed-income securities;
o    the expected volatility or degree to which returns of each asset class have varied from one period to the next; and
o    the correlation of various asset classes,  that is, the degree to which two asset classes move up or down together.

After using this  information  to determine how much of each  Portfolio  will be allocated  to a  particular  asset  class,  we  then  select  specific  Delaware
Investments  Funds for  investment.  We have  identified a select group of funds that suit the allocation strategies of the Portfolios and have grouped them into four broad asset classes.

The Delaware  Investments Funds we typically invest in are listed below in their respective  asset  classes.  Groupings  are  approximate  and  based on the core strategy of each individual  fund.  Management may add or delete funds from this list without shareholder approval.

Delaware Investments Funds available to the Portfolios

U.S. Equity
Delaware Growth Opportunities Fund       Delaware Small Cap Core Fund
                                              (formally Delaware Small Cap
                                         Contrarian
                                               Fund)
Delaware Large Cap Growth Fund           Delaware Small Cap Value Fund
   (formerly Delaware Diversified
Growth Fund)
Delaware Value Fund                      Delaware Trend Fund
Delaware REIT Fund                       Delaware U.S. Growth Fund
Delaware Select Growth Fund

International Equity
Delaware Emerging Markets Fund           Delaware International Small Cap
                                         Value Fund*
Delaware International Value Equity
Fund

Fixed-Income
Delaware American Government Bond Fund   Delaware Inflation Protected Bond
                                         Fund
Delaware Corporate Bond Fund             Delaware High-Yield Opportunities
                                         Fund
Delaware Delchester Fund                 Delaware Limited-Term Government Fund
Delaware Extended Duration Bond Fund

Money Market
Delaware Cash Reserve

*As of March 30, 2006, this Fund will be named Delaware Global Value Fund.

Once we  select  appropriate  investments  for each  Portfolio,  we  continually monitor the market and economic  environments,  the risk/reward profiles of each asset class and the  performance of individual  funds.  We actively  adjust each
Portfolio, striving to meet its investment objective.

The Portfolios' investment objectives are non-fundamental.  This means the Board of Trustees may change an objective without obtaining  shareholder  approval. If an objective were changed, we would notify shareholders before the change became effective.

The securities we typically invest in

---------------------------------------------------- ------------------------------------------------------------------------------
                    Securities                                                      How we use them
---------------------------------------------------- ------------------------ -------------------------- --------------------------
                                                     Delaware Aggressive      Delaware Moderate          Delaware Conservative
                                                     Allocation Portfolio     Allocation Portfolio       Allocation Portfolio
---------------------------------------------------- ------------------------ -------------------------- --------------------------
U.S. equity funds or U.S. equity securities may      45% to 75% of Assets     35% to 65% of Assets       20% to 50% of Assets
include Delaware Investments Funds in the equity
asset class or individual equity securities.

                                                     ------------------------------------------------------------------------------
                                                     Each Portfolio may invest in one or more of the mutual funds listed below.
---------------------------------------------------- ------------------------------------------------------------------------------
Delaware Growth Opportunities Fund                   Delaware Growth Opportunities Fund seeks long-term capital growth. It invests primarily in common stocks of medium-sized companies believed to have growth potential.

---------------------------------------------------- ------------------------------------------------------------------------------
Delaware Large Cap Growth Fund                       Delaware Large Cap Growth Fund seeks capital appreciation. It invests primarily in large companies believed to have growth potential.

---------------------------------------------------- ------------------------------------------------------------------------------
Delaware Value Fund                                  Delaware Value Fund seeks capital appreciation with current income as a secondary objective. It invests primarily in dividend-paying stocks and income-producing securities that are convertible into common stocks.
---------------------------------------------------- ------------------------------------------------------------------------------
Delaware REIT Fund                                   Delaware REIT Fund seeks maximum long-term total return, with capital appreciation as a secondary objective. It invests primarily in real estate investment trusts (REITs) and other companies that are principally engaged in the real estate industry.

---------------------------------------------------- ------------------------------------------------------------------------------
Delaware Select Growth Fund                          Delaware Select Growth Fund seeks long-term capital appreciation, which the
                                                     Fund attempts to achieve by investing primarily in equity securities of companies of all sizes believed to have the potential for high earnings growth.
---------------------------------------------------- ------------------------------------------------------------------------------
Delaware Small Cap Core Fund                         Delaware Small Cap Core Fund seeks long-term capital appreciation.  It invests primarily in stocks of small companies that are believed to have a combination of attractive valuations, growth prospects and strong cash flows.

---------------------------------------------------- ------------------------------------------------------------------------------
Delaware Small Cap Value Fund                        Delaware Small Cap Value Fund seeks capital appreciation. It invests primarily in small cap companies that are believed to be undervalued.

---------------------------------------------------- ------------------------------------------------------------------------------
Delaware Trend Fund                                  Delaware Trend Fund seeks capital appreciation by investing primarily in securities of emerging or other growth-oriented companies. It focuses on small companies that are believed to be responsive to changes in the marketplace and that have the fundamental characteristics to support continued growth.

---------------------------------------------------- ------------------------------------------------------------------------------
Delaware U.S. Growth Fund                            Delaware U.S. Growth Fund seeks maximum capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.

---------------------------------------------------- ------------------------ -------------------------- --------------------------
Fixed-income funds or fixed-income securities may    5% to 35% of Assets      25% to 55% of Assets       45% to 75% of Assets
include Delaware Investments Funds in the
fixed-income asset class or individual
fixed-income securities.
                                                     ------------------------ -------------------------- --------------------------
                                                     Each Portfolio may invest in one or more of the mutual funds listed below.

---------------------------------------------------- ------------------------------------------------------------------------------
Delaware American Government Bond Fund               Delaware American Government Bond Fund seeks high current income consistent with safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities.

---------------------------------------------------- ------------------------------------------------------------------------------

---------------------------------------------------- ------------------------------------------------------------------------------
                    Securities                                                      How we use them
---------------------------------------------------- ------------------------ -------------------------- --------------------------
                                                     Delaware Aggressive      Delaware Moderate          Delaware Conservative
                                                     Allocation Portfolio     Allocation Portfolio       Allocation Portfolio
---------------------------------------------------- ------------------------------------------------------------------------------
Delaware Corporate Bond Fund                         Delaware Corporate Bond Fund seeks total return. It invests primarily in investment grade corporate bonds of intermediate duration (between four and seven years).

---------------------------------------------------- ------------------------------------------------------------------------------
Delaware Delchester Fund                             Delaware Delchester Fund seeks total return and, as a secondary objective high current income. It invests primarily in high-yield, higher risk corporate bonds, commonly known as "junk bonds."

---------------------------------------------------- ------------------------------------------------------------------------------
Delaware Extended Duration Bond Fund                 Delaware Extended Duration Bond Fund seeks total return. It invests primarily in investment grade corporate bonds of relatively longer duration
                                                     (between eight and eleven years).

---------------------------------------------------- ------------------------------------------------------------------------------
Delaware High-Yield Opportunities Fund               Delaware High-Yield Opportunities Fund seeks total return and, as a secondary objective, high current income. It invests primarily in high-yield, higher risk corporate bonds, commonly known as "junk bonds."
---------------------------------------------------- ------------------------------------------------------------------------------
Delaware Limited-Term Government Fund                Delaware Limited-Term Government Fund seeks a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity. It invests primarily in short and intermediate-term fixed-income securities issued or guaranteed by the U.S. government as well as instruments backed by those securities.

---------------------------------------------------- ------------------------ -------------------------- --------------------------
Money market funds or money market securities may    0-35% of Assets          0-35% of Assets            0-35% of Assets
include Delaware Cash Reserve Fund, a money market
fund, individual money market securities or
repurchase agreements.

---------------------------------------------------- ------------------------------------------------------------------------------
Delaware Cash Reserve                                Delaware Cash Reserve seeks maximum current income, while preserving principal and maintaining liquidity. As a money market fund, it invests in highly liquid money market instruments.

---------------------------------------------------- ------------------------------------------------------------------------------
Repurchase agreements:  An agreement between a       The Portfolios may use overnight repurchase agreements to invest cash prior
buyer, such as a Portfolio, and seller of            to investing it in other funds or securities, or for temporary defensive
securities in which the seller agrees to buy the     purposes. A Portfolio will only enter into repurchase agreements in which
securities back within a specified time at the       the collateral is comprised of U.S. government securities.
same price the buyer paid for them, plus an amount
equal to an agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to cash.

---------------------------------------------------- ------------------------- -------------------------- -------------------------
International equity funds or international equity   10%-30% of Assets         5% to 20% of Assets        0-10% of Assets
securities  may include Delaware Investments Funds
in the international equity asset class or
individual international equity securities.

                                                     ------------------------------------------------------------------------------
                                                     Each Portfolio may invest in one or more of the mutual funds listed below.
---------------------------------------------------- ------------------------------------------------------------------------------
Delaware Emerging Markets Fund                       Delaware Emerging Markets Fund seeks long-term capital appreciation.  It invests primarily in equity securities of companies located in under-developed, emerging market countries.

---------------------------------------------------- ------------------------------------------------------------------------------
Delaware International Value Equity Fund             Delaware International Value Equity Fund seeks long-term growth without undue risk to principal.  It invests primarily in equity securities of companies located in developed or emerging market countries that provide the potential for capital appreciation and income that are believed to be undervalued.

---------------------------------------------------- ------------------------------------------------------------------------------

---------------------------------------------------- ------------------------------------------------------------------------------
                    Securities                                                      How we use them
---------------------------------------------------- ------------------------ -------------------------- --------------------------
                                                     Delaware Aggressive      Delaware Moderate          Delaware Conservative
                                                     Allocation Portfolio     Allocation Portfolio       Allocation Portfolio
---------------------------------------------------- ------------------------------------------------------------------------------
Delaware International Small Cap Value Fund          Delaware International Small Cap Value Fund seeks long-term capital appreciation.  It invests primarily in equity securities of small companies located in developed countries that are believed to be undervalued.

---------------------------------------------------- --------------------------------------------------------------------------------
Other types of securities which may be held by the
Portfolios.

---------------------------------------------------- --------------------------------------------------------------------------------
Options and futures: Options represent a right to    We might use options or futures to gain exposure to a particular market
buy or sell a security or group of securities at     segment without purchasing individual funds or securities in that segment.  We
an agreed upon price at a future date. The           might use this approach if we had excess cash that we wanted to invest quickly
purchaser of an option may or may not choose to go   or to make an investment without disrupting one of the other Delaware
through with the transaction; the seller of an       Investments Funds.
option must go through with the transaction if the
option is exercised.                                 We might also use options or futures to neutralize the effect of potential price declines without selling securities.
Futures contracts are agreements for the purchase
or sale of a security or group of securities at a    Use of these strategies can increase the operating costs of the Portfolios and
specified price, on a specified date.  Unlike an     can lead to loss of principal.
option, a futures contract must be executed unless
it is sold before the settlement date.

Options and futures are generally considered to be
derivative securities.
---------------------------------------------------- --------------------------------------------------------------------------------

Borrowing from banks
The  Portfolios  may  borrow  money as a  temporary  measure  for  extraordinary purposes or to  facilitate  redemptions.  Borrowing  money  could  result in the
Portfolios being unable to meet their investment objectives.

Temporary defensive positions
The  Portfolios are permitted to make  temporary  investments in bonds,  cash or cash  equivalents  and may  allocate  100% of their net assets to Delaware  Cash
Reserve in  response  to  unfavorable  market  conditions.  To the extent that a
Portfolio holds these securities, it may be unable to achieve its objective.

Portfolio turnover
Though we anticipate that each of the Portfolios  will have an annual  portfolio turnover of less than 100%,  some of the funds that the Portfolios may invest in have turnover  rates greater than 100%. A turnover rate of 100% would occur if a fund sold and replaced  securities  valued at 100% of its net assets  within one year. High turnover rates in the individual  funds held by the Portfolios  could result in increased transaction costs and tax liability for investors.

More about the Portfolios

Guidelines  for purchasing  and redeeming  shares of other Delaware  Investments
Funds

Following is important  information about how the Portfolios operate,  which you should consider when evaluating the Portfolios.

o    Each  Portfolio  will invest in the  institutional  class shares of certain
     Delaware Investments Funds. When investing in Delaware Cash Reserve,  Class
     A will be used.  This  means the  Portfolios  will pay no sales  charges or
     12b-1 distribution fees on any of the shares of Delaware  Investments Funds that they purchase.

o    Each Portfolio will bear its proportionate  share of fees and expenses that apply to the institutional  classes of the Delaware  Investments Funds they hold.

o    Any performance  reported for the Portfolios will include the impact of all fund expenses, whether they are related to the Portfolios or the underlying funds they invest in.

o    We have adopted Asset  Allocation  Guidelines  for our purchase and sale of other  Delaware  Investments  Funds.  If  the  manager  of  the  Portfolios anticipates  that a purchase or  redemption  will  disrupt  the  investment strategies  of an  underlying  fund,  the  manager  will  confer  with  the portfolio  managers  of that  fund to  determine  how to  minimize  adverse affects on both funds.  Such steps might include  staggering the timing and amounts of the transactions.  As a result, the Portfolios might not be able to purchase or redeem  shares of other  Delaware  Investments  Funds at the time or in the amounts that the manager would otherwise prefer.  This could decrease the total return or increase the volatility of each Portfolio.

o    Because  many  Delaware  Investments  Funds are  managed  independently  by different individuals or investment teams, there is no overall coordination of purchases and sales of individual securities.  Therefore, it is possible that one of the funds  held by a  Portfolio  or the  Portfolios  themselves might be acquiring  securities  at the same time  another is selling  them.
     This could increase transaction costs.

The risks of investing in the Portfolios
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you invest in the  Portfolios  you should  carefully  evaluate the risks.  Because of the nature of the Portfolios, you should consider your investment to be a long-term  investment that typically provides  the best  results  when held for a number of  years.  The table  below describes  the  principal  risks you assume when  investing  in the  Portfolios.
Please see the Statement of Additional  Information (SAI) for further discussion of these risks and other risks not discussed here.

------------------------------------------------- ------------------------------------------------------------------------------
                     Risks                                 Degree to which the Portfolios are subject to this risk and
                                                                        How we strive to manage the risk
------------------------------------------------- ------------------------- ------------------------- --------------------------
                                                  Delaware Aggressive       Delaware Moderate         Delaware Conservative
------------------------------------------------- ------------------------------------------------------------------------------
Market risk is the risk that all or a majority    Most of the underlying Delaware Investments Funds and the Portfolios
of the securities in a certain market -- like     themselves are subject to this risk. In all Portfolios, we generally
the stock or bond market -- will decline in       maintain a long-term investment approach and focus on securities we believe
value because of factors such as economic         can appreciate over an extended time frame regardless of interim market
conditions, future expectations or investor       fluctuations. Though we may hold securities for any amount of time, we
confidence.                                       generally do not trade for short-term purposes.

                                                  Each Portfolio may hold a substantial part of its assets in cash or cash equivalents as a temporary, defensive strategy.

------------------------------------------------- ------------------------------------------------------------------------------
Industry risk is the risk that the value of       Most of the underlying Delaware Investments Funds and the Portfolios
securities in a particular industry will          themselves are subject to these risks.  Delaware REIT Fund is particularly
decline because of changing expectations for      sensitive to changes in the real estate market.  The underlying funds
the performance of that industry.                 generally hold a number of different securities spread across various sectors. The Portfolios also follow a rigorous selection process before
Security risk is the risk that the value of an    choosing securities and continually monitor them while they remain
individual stock or bond will decline because     invested.  This, combined with the fact that the Portfolios will hold at
of changing expectations for the performance of   least four different Delaware Investments Funds, typically representing
the individual company issuing the stock.         different asset classes, should help to reduce industry and security risk.

------------------------------------------------- ------------------------------------------------------------------------------
Small company risk is the risk that prices of     Several of the International and U.S. Equity funds are subject to this
smaller companies may be more volatile than       risk.  These Funds maintain well-diversified portfolios, select stocks
larger companies because of limited financial     carefully and monitor them continually.  In determining the asset allocation resources or dependence on narrow product lines.  for the Portfolios, the manager will evaluate the current risk and reward potential of small-cap stocks and make allocation decisions accordingly.

                                                  The Aggressive            The Moderate Allocation   The Conservative
                                                  Allocation Portfolio      Portfolio will have       Allocation Portfolio
                                                  will generally have       moderate exposure to      will generally have less
                                                  significant exposure to   this risk.                exposure to this risk
                                                  this risk, due to its                               due to its reduced
                                                  greater emphasis on                                 emphasis on equity
                                                  equities.                                           securities.
------------------------------------------------- ------------------------- ------------------------- --------------------------
Interest rate risk is the risk that securities    This is generally the most significant risk for Fixed-Income funds.  In
will decrease in value if interest rates rise.    striving to manage this risk, managers of Delaware Fixed-Income funds will
The risk is generally associated with bonds;      typically monitor economic conditions and the interest rate environment.
however, because smaller companies often borrow   They will also usually keep the average maturity of a fund as short as is
money to finance their operations, they may be    prudent, in keeping with the individual fund's investment objective.
adversely affected by rising interest rates.
                                                  The Delaware Investments Funds listed on page [__] that are subject to small company risk may also be subject to this risk. The managers of these Funds consider the potential effect that rising interest rates might have on a stock before the stock is purchased.

------------------------------------------------- ------------------------------------------------------------------------------
                     Risks                                 Degree to which the Portfolios are subject to this risk and
                                                                        How we strive to manage the risk
------------------------------------------------- ------------------------- ------------------------- --------------------------
                                                  Delaware Aggressive       Delaware Moderate         Delaware Conservative
------------------------------------------------- ------------------------------------------------------------------------------
                                                  The Aggressive            The Moderate Allocation   For the Conservative
                                                  Allocation Portfolio      Portfolio will            Allocation Portfolio,
                                                  will generally have       generally have moderate   this is a significant
                                                  moderate exposure to      exposure to this risk.    risk due to its
                                                  this risk due to its      Though it will have a     substantial allocation
                                                  lesser emphasis on        fixed-income allocation   to fixed-income funds
                                                  fixed-income funds and    and holdings of small     and securities.
                                                  securities.  Though it    companies, these may be
                                                  will have holdings of     balanced by equity
                                                  small companies, these    holdings of larger
                                                  may be balanced by        companies.
                                                  equity holdings of
                                                  larger companies.
------------------------------------------------- ------------------------------------------------------------------------------
Credit risk is the risk that a bond's issuer      Each of the Delaware Investments Funds investing primarily in fixed-income
might be unable to make timely payments of        securities is subject to some degree of credit risk. This is less
interest and principal.                           substantial for high-quality, government-oriented funds and more significant for funds that invest in lower quality bonds.
Investing in so-called "junk" or "high-yield"
bonds entails greater risk of principal loss
than the risk involved in investment grade
bonds.
                                                  For the Aggressive        For the Moderate          For the Conservative
                                                  Allocation Portfolio,     Allocation Portfolio,     Allocation Portfolio,
                                                  this is a less            this is a moderate        this may be a
                                                  significant risk due to   risk. Though it           significant risk because
                                                  its reduced emphasis on   probably will invest in   the Portfolio may have a
                                                  fixed-income securities.  high yield bond funds,    substantial allocation
                                                                            these holdings may be     to high yield bond funds.
                                                                            balanced by an
                                                                            allocation to U.S.
                                                                            Equity funds or
                                                                            higher-quality bond
                                                                            funds.
------------------------------------------------- ------------------------- ------------------------- --------------------------
Prepayment risk is the risk that the principal    Prepayment risk can be a significant risk to Fixed-Income funds that have a
on a bond that is held by a fund will be          large percentage of holdings in mortgage securities.  In order to manage
prepaid prior to maturity at a time when          this risk, when we think interest rates are low, or that rates will be
interest rates are lower than what that bond      declining, managers of these funds typically look for mortgage securities
was paying. A fund would then have to reinvest    that they believe are less likely to be prepaid.  The Portfolios will be
that money at a lower interest rate.              more or less subject to this risk depending on how much they have allocated to Delaware Investments Funds that hold a large percentage of mortgage securities.

                                                  For the Aggressive        For the Moderate          For the Conservative
                                                  Allocation Portfolio      Allocation Portfolio      Allocation Portfolio,
                                                  there is low exposure     there is relatively low   this could be a
                                                  to this risk due to a     exposure to this risk,    significant risk due to
                                                  reduced emphasis on the   due to its balanced       its greater focus on the
                                                  fixed-income asset        approach and allocation   fixed-income asset class.
                                                  class.                    to equity securities.
------------------------------------------------- ------------------------- ------------------------- --------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                     Risks                                 Degree to which the Portfolios are subject to this risk and
                                                                        How we strive to manage the risk
------------------------------------------------- ------------------------- ------------------------- --------------------------
                                                  Delaware Aggressive       Delaware Moderate         Delaware Conservative
------------------------------------------------- ------------------------------------------------------------------------------
Futures and options risk is the possibility       Each of the Portfolios and many of the Delaware Investments Funds may use
that a fund may experience a loss if it employs   options and futures for defensive purposes, such as to protect gains in the
an options or futures strategy related to a       portfolio without actually selling a security, or to gain exposure to a
security or a market index and that security or   particular market segment without purchasing individual securities in the
index moves in the opposite direction from what   segment.
the manager anticipated.  Futures and options
also involve additional expenses, which could
reduce any benefit or increase any loss that
fund gains from using the strategy.

------------------------------------------------- ------------------------------------------------------------------------------
Foreign risk is the risk that foreign             Many of the Delaware Investments Funds invest some or all of their assets in
securities may be adversely affected by           foreign securities.  Though each of the Portfolios may invest in
political instability, changes in currency        international funds or international securities, they only may invest a
exchange rates, inefficient markets, foreign      limited portion of their net assets in international funds as described
economic conditions, lack of information or       below.  Holding both international and domestic securities in a
inadequate regulatory and accounting standards.   well-allocated portfolio may actually help to reduce overall portfolio risk since these types of securities may experience different performance cycles.

                                                  The Aggressive            The Moderate Allocation   The Conservative
                                                  Allocation Portfolio      Portfolio has moderate    Allocation Portfolio has
                                                  has moderate exposure     exposure to this risk,    low exposure to this
                                                  to this risk, since       since international       risk because
                                                  international holdings    holdings may range from   international holdings
                                                  may range from 10% to     5% to 20% of net assets.  are limited to 10% of
                                                  30% of net assets.                                  net assets.
------------------------------------------------- ------------------------- ------------------------- --------------------------
Emerging markets risk is the possibility that     Several of the International Equity funds are subject to this risk. These
the risks associated with international           funds carefully select securities within emerging markets and strive to
investing will be greater in emerging markets     consider all relevant risks associated with an individual company. When
than in more developed foreign markets because,   deciding how much to allocate to these funds, the Portfolios' manager will
among other things, emerging markets may have     consider whether the potential rewards of investing in these funds outweigh less stable political and economic environments.  the potential risks.

                                                  The Aggressive            The Moderate Allocation   The Conservative
                                                  Allocation Portfolio      Portfolio has moderate    Allocation Portfolio has
                                                  has moderate exposure     exposure to this risk,    low exposure to this
                                                  to this risk, since       since international       risk because
                                                  international holdings    holdings may range from   international holdings
                                                  may range from 10% to     5% to 20% of net assets.  are limited to 10% of
                                                  30% of net assets.                                  net assets.
------------------------------------------------- ------------------------------------------------------------------------------
Currency risk is the risk that the value of a     Each of the International Equity funds is subject to this risk and may try
fund's investments may be negatively affected     to hedge currency risk by purchasing foreign currency exchange contracts.
by changes in foreign currency exchange rates.    By agreeing to purchase or sell foreign securities at a pre-set price on a
Adverse changes in exchange rates may reduce or   future date, the International Equity funds strive to protect the value of
eliminate any gains produced by investments       the securities they own from future changes in currency rates.  The
that are denominated in foreign currencies and    International Equity funds will use forward currency exchange contracts only
may increase any losses.                          for defensive measures, not to enhance portfolio returns.  However, there is no assurance that a strategy such as this will be successful.

                                                  ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                     Risks                                 Degree to which the Portfolios are subject to this risk and
                                                                        How we strive to manage the risk
------------------------------------------------- ------------------------- ------------------------- --------------------------
                                                  Delaware Aggressive       Delaware Moderate         Delaware Conservative
------------------------------------------------- ------------------------------------------------------------

                                                  The Aggressive            The Moderate Allocation   The Conservative
                                                  Allocation Portfolio      Portfolio has moderate    Allocation Portfolio has
                                                  has moderate exposure     exposure to this risk,    minimal exposure to this
                                                  to this risk, since       since international       risk because
                                                  international holdings    holdings may range from   international holdings
                                                  may range from 10% to     5% to 20% of net assets.  are limited to 10% of
                                                  30% of net assets.                                  net assets.
------------------------------------------------- ------------------------------------------------------------------------------
Non-diversified risk: Non-diversified funds       Each of the Portfolios, as well as several of the Delaware Investments Funds
have the flexibility to invest as much as 50%     they may hold, are non-diversified funds subject to this risk. Nevertheless,
of their assets in as few as two issuers,         we typically hold shares of at least four different Delaware Investments
provided no single issuer accounts for more       Funds, which in turn hold a number of securities representing a variety of
than 25% of the portfolio.  The remaining 50%     different issuers or industry sectors. Though we are technically subject to
of the portfolio must be diversified so that no   non-diversified risk, we do not believe it will have a substantial impact on
more than 5% of a fund's assets is invested in    the Portfolios.
the securities of a single issuer. When a fund
invests its assets in fewer issuers, the value
of fund shares may increase or decrease more
rapidly than if the fund were fully diversified.
------------------------------------------------- ------------------------------------------------------------------------------
Liquidity risk is the possibility that            Each of the Portfolios' exposure to illiquid securities is limited to 15% of
securities cannot be readily sold within seven    net assets.  For each of the Delaware Investments Funds, exposure to
days at approximately the price that a fund has   illiquid securities is limited to 10% or 15% of net assets.
valued them.
------------------------------------------------- ------------------------------------------------------------------------------

Disclosure of portfolio holdings
A description of the  Portfolios'  policies and  procedures  with respect to the
disclosure  of  the  Portfolios'   securities   holdings  is  available  in  the
Portfolios' SAI.

Who manages the Portfolios

Investment manager

The Portfolios are managed by Delaware  Management Company, a series of Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware  Management  Holdings,  Inc. Delaware  Management  Company manages each
Portfolio's  assets by  allocating  a  Portfolio's  assets  among  the  Delaware
Investments  Funds.  The  management  services  include  monitoring the Delaware
Investments  Funds in order to determine whether they are investing their assets in a manner that is consistent with the asset classes targeted for investment by each Portfolio. Delaware Management Company also oversees the Portfolios' direct investment in securities,  manages the Portfolios' business affairs and provides daily administrative  services.  For these services, the manager was paid 0.02%,
0.04% and 0% as a percentage of daily net assets during the last fiscal year for the Delaware  Aggressive  Allocation  Portfolio,  Delaware  Moderate  Allocation
Portfolio and Delaware Conservative Allocation Portfolio,  respectively,  due to expense limitations in effect for the Portfolios.

A discussion of the basis for the Board of Trustees' approval of the Portfolios'
investment  advisory  contract is available in the Portfolios'  annual report to shareholders for the period ended September 30, 2005.

Portfolio managers
Patrick P. Coyne assumed primary responsibility for making day-to-day investment decisions for the Portfolios on May 7, 2004.  When making  investment  decisions for each  Portfolio,  Mr. Coyne  regularly  consults with  Christopher S. Adams,
Francis X. Morris, Donald G. Padilla and Michael S. Morris.

Patrick P. Coyne,  Executive  Vice  President/Managing  Director/Head  of Equity
Investments,  holds a magna cum laude  degree in European  History and  Classics
from  Harvard   University  and  an  MBA  in  Finance  from  the  University  of
Pennsylvania's  Wharton  School of  Business.  He began his career with  Kidder,
Peabody & Co., where he managed the firm's trading desk for four years.  In 1989 he joined  Delaware  Investments,  where he now heads up the  equity  investment department while co-managing mutual funds and nuclear decommissioning  accounts.
Mr. Coyne is a member of the Municipal Bond Club of Philadelphia.

Christopher  S.  Adams,  Vice  President/Portfolio  Manager  and  Senior  Equity
Analyst,  is a member of the  portfolio  construction  group within the Delaware
Structured  Products  Team.  He performs  analysis  and  research to support the portfolio  management  function.  He joined  Delaware  Investments in 1995 after several  years'  experience in the financial  services  industry in the U.S. and
U.K.  Mr.  Adams  holds both a  bachelor's  and  master's  degree in history and economics from Oxford University, England and received a MBA with dual majors in finance and insurance/risk management from the Wharton School of Business at the
University of Pennsylvania. He is a CFA charterholder.  Mr. Adams is a member of the CFA Institute and a Director of the Financial Analysts of Philadelphia.

Francis X. Morris,  Director of Fundamental  Research/Senior  Portfolio Manager,
holds a bachelor's degree in finance from Providence College in Rhode Island and an MBA from Widener University in Pennsylvania. He has been managing mutual fund
portfolios  at  Delaware   Investments  since  1999  and  institutional   equity
portfolios  at Delaware  Investments  since 1997.  He has 22 years of investment management  experience.  Mr. Morris came to Delaware  Investments from PNC Asset
Management  where he served  as a  securities  analyst,  portfolio  manager  and
Director of Equity Research.  He is past president of the Financial  Analysts of
Philadelphia.

Donald  G.  Padilla,  Vice  President/Equity  Analyst  II,  is a  member  of the portfolio  construction group within the Delaware  Structured  Products Team. He performs analysis and research to support the portfolio management function.  He joined Delaware Investments in 1994 as an Assistant  Controller  responsible for treasury  functions,  including managing corporate cash investments,  developing financial models and the financial operations of the Lincoln Life 401k annuities segment.  Prior to joining Delaware  Investments in 1994, Mr. Padilla worked for ten years at The Vanguard Group.  Mr. Padilla received a BS degree in Accounting from Lehigh  University.  He is a CFA  charterholder.  He is a member of the CFA
Institute and the Philadelphia Society of Financial Analysts.

Michael S. Morris, Vice  President/Portfolio  Manager, is a portfolio manager on the Delaware Core Equity team. Prior to joining Delaware Investments in 1999, he worked as a Senior  Equity  Analyst  at  Newbold's  Asset  Management,  covering financial stocks. He began his investment career as an equity analyst in 1993 at
Ohio Casualty Corporation.  Mr. Morris holds a bachelor's degree in Finance from
Indiana  University.  Mr. Morris is a CFA Charterholder and a member of the Bank and Financial Analysis Association.

The SAI for the Portfolios provides additional  information about each portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Portfolios.

Who's who?

This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                  The Portfolios                    Brooklyn, NY 11245

                                   Distributor                             Service agent
                                   Delaware Distributors, L.P.             Delaware Service Company, Inc.
                                   2005 Market Street                      2005 Market Street
                                   Philadelphia, PA 19103-7094             Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
Portfolio managers
(see page [__] for details)
                                                         Financial Advisors
                                                            Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's investment manager and distributor.  However,  the Portfolios rely on certain  exemptive rules adopted by the SEC that require their Board of Trustees to be comprised of a majority of such independent  Trustees.  These  independent fund Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker-dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily  responsible  for  promoting  the  sale of  Portfolio  shares  through broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are compensated for their services,  generally through  sales  commissions,  12b-1 fees and/or  service fees  deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Portfolios
You can choose from a number of share  classes  for a  Portfolio.  Because  each share  class has a  different  combination  of sales  charges,  fees,  and other features,  you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A
o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may qualify for other  reductions  in sales  charges and under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% of average  daily net  assets,  which is lower than the 12b-1 fee for
     Class B, Class C and Class R shares.  See "Dealer  compensation"  below for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge, except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested rounded to the nearest hundredth. The actual percentage will vary on the amount  invested,  rounding  and the  then-current  net asset value.
Similarly,  the actual  sales charge as a  percentage  of offering  price may be different due to the amount invested, rounding and the then-current offering may be greater or lesser than the percentage shown.

------------------------- --------------------------- --------------------------
                             Sales charge as % of       Sales charge as % of net
  Amount of purchase            offering price              amount invested
--------------------------------------------------------------------------------
   Less than $49,999                 5.75%                        6.54%
--------------------------------------------------------------------------------
   $50,000 but under                 4.75%                        5.41%
        $99,999
--------------------------------------------------------------------------------
   $100,000 but under                3.75%                        4.31%
        $249,999
--------------------------------------------------------------------------------
   $250,000 but under                2.50%                        3.00%
        $499,999
--------------------------------------------------------------------------------
   $500,000 but under                2.00%                        2.44%
        $999,999
------------------------- --------------------------- --------------------------
  $1 million or more        None (Limited CDSC may       None (Limited CDSC may
                                   apply)*                      apply)*
--------------------------------------------------------------------------------

* There is no  front-end  sales  charge when you  purchase $1 million or more of
Class A  shares.  However,  if the  Distributor  paid your  financial  advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited  contingent  deferred sales charge (Limited CDSC) of 1.00%
if you redeem  these  shares  within the first year and 0.50% if you redeem them within the second  year,  unless a specific  waiver of the charge  applies.  The
Limited CDSC will be paid to the  Distributor  and will be assessed on an amount equal to the lesser of: (1) the net asset  value at the time of  purchase of the
Class A shares being  redeemed or (2) the net asset value of such Class A shares at the time of redemption. For purposes of this formula, the "net asset value at the time of  purchase"  will be the net asset  value at  purchase of the Class A shares even if those shares are later  exchanged for shares of another  Delaware
Investments  Fund and, in the event of an  exchange of Class A shares,  the "net asset  value of such  shares  at the time of  redemption"  will be the net asset value of the shares acquired in the exchange.  In determining  whether a Limited
CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first  redeemed  followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid.
--------------------------------------------------------------------------------

CLASS B

Class B  shares  have no  up-front  sales  charge,  so the full  amount  of your purchase is invested in a Portfolio. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

If you redeem  Class B shares  during  the first  year  after you buy them,  the shares  will be subject to a  contingent  deferred  sales  charge of 4.00%.  The contingent  deferred sales charge is 3.25% during the second year,  2.75% during the third year, 2.25% during the fourth and fifth years,  1.50% during the sixth year and 0% thereafter.

In  determining  whether  the  contingent  deferred  sales  charge  applies to a redemption of Class B Shares,  it will be assumed that shares held for more than
six  years  are  redeemed  first,   followed  by  shares  acquired  through  the
reinvestment of dividends or  distributions,  and finally by shares held longest during the  six-year  period.  For  further  information  on how the  contingent deferred  sales charge is  determined,  please see  "Calculation  of  contingent deferred sales charges - Class B and Class C" below.

Under certain  circumstances the contingent deferred sales charge may be waived;
please see "Waivers of  contingent  deferred  sales  charges"  below for further information.

For  approximately  eight  years  after you buy your  Class B  shares,  they are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets
(of which 0.25% are service fees) paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

Because of the higher  12b-1 fee,  Class B shares have higher  expenses  and any dividends paid on these shares are generally lower than dividends on Class A and
Class R shares.

Approximately  eight  years  after  you buy them,  Class B shares  automatically convert  into Class A shares with a 12b-1 fee of no more than 0.30%.  Conversion may occur as late as three  months  after the eighth  anniversary  of  purchase, during which time Class B's higher 12b-1 fees apply.

You may  purchase  only up to  $100,000  of Class B shares at any one time.  The limitation on maximum purchases varies for retirement plans.

CLASS C
Class C  shares  have no  up-front  sales  charge,  so the full  amount  of your purchase is invested in a Portfolio. However, you will pay a contingent deferred sales  charge of 1.00% if you redeem your shares  within 12 months after you buy them.

In  determining  whether  the  contingent  deferred  sales  charge  applies to a redemption of Class C shares,  it will be assumed that shares held for more than
12  months  are  redeemed  first  followed  by  shares   acquired   through  the
reinvestment  of dividends or  distributions,  and finally by shares held for 12 months or less. For further  information  on how the  contingent  deferred sales charge is  determined,  please see  "Calculation  of contingent  deferred  sales charges - Class B and Class C" below.

Under certain  circumstances the contingent deferred sales charge may be waived;
please see "Waivers of  contingent  deferred  sales  charges"  below for further information.

Class C shares  are  subject  to an annual  12b-1 fee no  greater  than 1.00% of average  daily  net  assets  (of  which  0.25%  are  service  fees)  paid to the
distributor,   dealers  or  others  for  providing   services  and   maintaining
shareholder accounts.

Because of the higher  12b-1 fee,  Class C shares have higher  expenses  and any dividends paid on these shares are generally lower than dividends on Class A and
Class R shares.

Unlike Class B shares, Class C shares do not automatically  convert into another class.

You may  purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class R

o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase is invested  in a  Portfolio.  Class R shares are not subject to a contingent deferred sales charge.

o    Class R shares are subject to an annual  12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and
     Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any  dividends  paid on these  shares are lower than  dividends  on Class A shares.

o    Unlike  Class B shares,  Class R shares do not  automatically  convert into another class.

o    Class  R  shares   generally  are  available  only  to  (i)  qualified  and
     non-qualified plans covering multiple employees (including 401(k),  401(a),
     457 and non-custodial 403(b) plans, as well as other non-qualified deferred compensation  plans)  with assets of $10 million or less at the time shares are considered for purchase; and (ii) I Individual Retirement Account (IRA)
     rollovers from plans that were maintained on Delaware's  retirement  record keeping system that are offering Class R shares to participants.  Except as noted above, no other IRAs are eligible for Class R shares (e.g., no SIMPLE
     IRAs, SEP-IRAs, SAR-SEP-IRAs, Roth IRAs, etc.). For purposes of determining plan asset levels,  affiliated  plans may be combined at the request of the plan sponsor.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class of the Portfolios has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Portfolio's  assets on an ongoing basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges  (CDSC) are charged as a percentage  of the dollar  amount  subject to the CDSC.  The charge  will be  assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption.
No CDSC will be  imposed  on  increases  in net asset  value  above the  initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at purchase of Class B Shares or Class C Shares of a Portfolio, even if those shares are later exchanged for shares of another  Delaware  Investments
Fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

Dealer compensation

Your  financial  advisor that sells you shares of the Portfolios may be eligible to receive the  following  amounts as  compensation  for your  investment in the
Portfolios.  These amounts are paid by the distributor to the securities  dealer with whom your financial advisor is associated.

-------------------------- --------- ---------- ----------- ------------
                           Class A*  Class B**  Class C***  Class R****
-------------------------- --------- ---------- ----------- ------------
Commission (%)                -        4.00%       1.00%         -
-------------------------- --------- ---------- ----------- ------------
Investment up to $49,999    5.00%        -           -           -
-------------------------- --------- ---------- ----------- ------------
$50,000 - $99,999           4.00%        -           -           -
-------------------------- --------- ---------- ----------- ------------
$100,000 - $249,999         3.00%        -           -           -
-------------------------- --------- ---------- ----------- ------------
$250,000 - $499,999         2.00%        -           -           -
-------------------------- --------- ---------- ----------- ------------
$500,000 - $999,999         1.60%        -           -           -
-------------------------- --------- ---------- ----------- ------------
$1,000,000 - $4,999,999     1.00%        -           -           -
-------------------------- --------- ---------- ----------- ------------
$5,000,000 - $24,999,999    0.50%        -           -           -
-------------------------- --------- ---------- ----------- ------------
$25,000,000 +               0.25%        -           -           -
-------------------------- --------- ---------- ----------- ------------
12b-1 Fee to Dealer         0.30%      0.25%       1.00%       0.60%
-------------------------- --------- ---------- ----------- ------------

* On sales of Class A  shares,  the  Distributor  re-allows  to your  securities dealer a portion of the  front-end  sales charge  depending  upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee  applicable to Class A shares,  however the  Distributor  has  contracted to limit this amount to 0.25% through January 31, 2007.

** On sales of Class B shares,  the Distributor  pays your securities  dealer an up-front  commission of 4.00%.  Your  securities  dealer also may be eligible to receive  a  service  fee  of up to  0.25%  from  the  date  of  purchase.  After approximately  eight years,  Class B shares  automatically  convert into Class A shares  and  dealers  may then be  eligible  to  receive  the  0.30%  12b-1  fee applicable to Class A.

*** On sales of Class C shares,  the Distributor pays your securities  dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%.  During the first 12 months,  the
Distributor  retains the full 1.00% 12b-1 fee to  partially  offset the up-front commission  and the prepaid  0.25% service fee advanced at the time of purchase.
Starting in the 13th month,  your  securities  dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

**** On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front  commission.  The  maximum  12b-1 fee  applicable  to Class R shares is 0.60% of  average  daily net  assets.  However,  the  Distributor  has contracted  to limit  this  amount  to 0.50%  through  January  31,  2007  .Your securities  dealer  may be  eligible  to receive a 12b-1 of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

How to reduce your sales charge

We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your  financial  advisor or the Portfolio in order to qualify for a reduction in sales  charges.  Such  information  may include your Delaware  Investments  fund holdings in any other account,  including retirement accounts held indirectly or through an  intermediary  and the names of qualifying  family  members and their holdings.  Class R shares have no up-front sales charge. We reserve the right to determine  whether any purchase is entitled by virtue of the  foregoing,  to the reduced initial sales charge.

--------------------------- -------------------------------- ---------------------------------------------------------------------
         Program            How it works                                                 Share class
                                                                     A                                   B
                                                             C
--------------------------- -------------------------------- -------------- ------------------------------------------------------
Letter of Intent            Through a Letter of Intent             X        Although the Letter of Intent and Rights of
                            you agree to invest a                           Accumulation do not apply to the purchase of Class B
                            certain amount in Delaware                      and Class C shares, you can combine your purchase of
                            Investments Funds (except                       Class A shares with your purchase of Class B and
                            money market funds with no                      Class C shares to fulfill your Letter of Intent or
                            sales charge) over a                            qualify for Rights of Accumulation.
                            13-month period to qualify
                            for reduced front-end sales
                            charges.
--------------------------- -------------------------------- --------------
Rights of Accumulation      You can combine your                   X
                            holdings or purchases of all
                            Delaware Investments Funds
                            (except money market funds
                            with no sales charge) as
                            well as the holdings and
                            purchases of your spouse and
                            children under 21 to qualify
                            for reduced front-end sales
                            charges.
--------------------------- -------------------------------- -------------- ----------------------------------- ------------------
Reinvestment of             Up to 12 months after you        For Class      For Class B, your account will      Not available.
Redeemed Shares             redeem shares, you can           A, you         be credited with the contingent
                            reinvest the proceeds            will not       deferred sales charge you
                            without paying a sales           have to        previously paid on the amount
                            charge, as noted to the          pay an         you are reinvesting. Your
                            right.                           additional     schedule for contingent
                                                             front-end      deferred sales charges and
                                                             sales          conversion to Class A will not
                                                             charge.        start over again; it will pick
                                                                            up from the point at which you
                                                                            redeemed your shares.
--------------------------- -------------------------------- -------------- ------------------------------------------------------
SIMPLE IRA, SEP/IRA,        These investment plans may             X        There is no reduction in sales charges for Class B
SAR/SEP, Prototype          qualify for reduced sales                       or Class C shares for group purchases by retirement
Profit Sharing,             charges by combining the                        plans.
Pension, 401(k), SIMPLE     purchases of all members of
401(k), 403(b)(7), and      the group. Members of these
457 Retirement Plans        groups may also qualify to
                            purchase shares without a
                            front-end sales charge and a
                            waiver of any contingent
                            deferred sales charges.
--------------------------- -------------------------------- -------------- ------------------------------------------------------

Buying Class A Shares at Net Asset Value

Class A Shares of a  Portfolio  may be  purchased  at net asset  value under the following circumstances,  provided that you notify the Portfolio in advance that the trade qualifies for this privilege.

o    Shares purchased under the Delaware Investments Dividend  Reinvestment Plan and, under certain  circumstances,  the Exchange Privilege and the 12-Month
     Reinvestment Privilege.

o    Purchases  by (i)  current  and  former  officers,  Trustees/Directors  and employees of any fund in the Delaware Investments Funds, the Manager or any of the  Manager's  current  affiliates  and those that may in the future be
     created;   (ii)  legal   counsel  to  the  funds;   and  (iii)   registered
     representatives  and  employees  of  broker/dealers  who have  entered into
     Dealer's  Agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a  liquidation  of a fund in the  Delaware  Investments  Fund may exchange into Class A shares of another Portfolio at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of the Manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors  if such  broker,  dealer or  investment  advisor  has entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A Shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee based  programs.  Investors may be charged a fee when effecting  transactions in Class A Shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers  if they  are  not  eligible  to  purchase  shares  of the
     Institutional Class of a Portfolio.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan  repayments  made to a  Portfolio  account  in  connection  with loans originated from accounts previously maintained by another investment firm.

About your account (continued)

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the
Portfolio  and class of shares you wish to  purchase,  to Delaware  Investments,
2005 Market Street,  Philadelphia,  PA 19103-7094.  If you are making an initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

[GRAPHIC OMITTED: SYMBOL OF AN EXCHANGE SYMBOL]

By exchange
You  can  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments Funds for shares of other Delaware Investments Funds. Please keep in mind,  however,  that under most  circumstances you are allowed to exchange only between  like  classes of  shares.  To open an  account  by  exchange,  call the
Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100. The minimum purchase is $250 and you can make additional investments of only $25 if you are buying shares in an Individual  Retirement  Account (IRA) or
Roth IRA,  under the  Uniform  Gifts to Minors Act or the Uniform  Transfers  to
Minors Act, or through an Automatic  Investing Plan, The minimum  purchase for a
Coverdell  Education  Savings Account  (formerly an Education IRA ) is $500 with additional investments of only $50. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Portfolio's  net asset value (NAV). If your order is received after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

About your account (continued)

How to buy shares (continued)

We determine  the NAV per share for each class of the  Portfolio at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Portfolio is  calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the  resulting  number by the number of shares  outstanding  for that class.  We generally  price  securities  and other assets for which market  quotations are readily available at their market value.
We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized  cost.  For all other  securities,  we use methods  approved by the
Board of Trustees  that are  designed to price  securities  at their fair market value.

Fair valuation

When a Portfolio uses fair value  pricing,  it may take into account any factors
it  deems  appropriate.   A  Portfolio  may  determine  fair  value  based  upon
developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S.  sector or broader stock market  indices.  The price of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective  judgments and it is possible that the fair value  determined  for a security is  materially  different  than the value that could be realized upon the sale of that security.

To the extent a portion of a  Portfolio's  assets are  invested in other  mutual funds, the Portfolio's NAV is calculated based upon the NAVs of the mutual funds in which the Portfolio invests.  The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effect of using fair value pricing.

The  Portfolios  anticipate  using fair value pricing for  securities  primarily traded on U.S.  exchanges  only under very  limited  circumstances,  such as the early  closing of the  exchange on which a security is traded or  suspension  of trading  in the  security.  The  Portfolios  may use  fair  value  pricing  more frequently for securities  primarily traded in non-U.S.  markets because,  among other things,  most foreign markets close well before the Portfolios value their securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that significant  events,  including broad market moves, may have occurred in the interim. To account for this, the Portfolios may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   the  Portfolios'  Board  has  delegated
responsibility for valuing each Portfolio's assets to a Pricing Committee of the
Manager, which operates under the policies and procedures approved by the Board, as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings Account,  shares in the Portfolios may be suitable for group  retirement  plans. You may establish your IRA account even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how shares in the  Portfolios can play an important role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor or call 800 523-1918.

About your account (continued)

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling  them back to the  Portfolio).  Your  financial  advisor  may  charge a separate fee for this service.

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By mail
You can redeem  your shares by mail by writing to:  Delaware  Investments,  2005
Market Street, Philadelphia,  PA 19103-7094. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

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By telephone
You can redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You can redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next business day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You can redeem shares through Delaphone,  our automated  telephone  service,  or through our web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we (or an  authorized  agent)  receive the  request  before the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next business  day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums

If you redeem shares and your account  balance falls below the required  account minimum of $1,000 ($250 for IRAs and Roth IRAs,  Uniform Gifts to Minors Act and
Uniform  Transfers to Minors Act accounts or accounts with  automatic  investing plans,  $500  for  Coverdell  Education  Savings  Accounts)  for  three  or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the  required  time,  you will be  charged  a $9 fee for that  quarter  and each quarter  after that until your  account  reaches  the minimum  balance.  If your account  does not reach the  minimum  balance,  your  Portfolio  may redeem your account after 60 days' written notice to you.

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Online Account Access
Account access is a password protected area of the Delaware Investments internet website  that gives you  access to your  account  information  and allows you to perform transactions in a secure internet environment.

Electronic Delivery
With  Delaware  eDelivery  you can receive  your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements, shareholder reports and other fund materials online, in a secure environment at any time, from anywhere.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware  Investments  Funds.  Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in your  account  or the same  share  class in  another  fund in the
Delaware  Investments  family. The shares that you purchase through the Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can  exchange  all or part of your  shares  for  shares of the same class in another  Delaware  Investments Fund without paying a front-end sales charge or a contingent  deferred sales charge at the time of the exchange.  However,  if you exchange  shares from a money  market fund that does not have a sales charge you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same  contingent  deferred sales charge as the shares you originally purchased.  The holding period for the contingent deferred sales  charge will also  remain the same,  with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  Prospectus  and read it carefully  before buying  shares  through an exchange.

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer  money  between  your  Portfolio  account and your  predesignated  bank account by telephone  request.  This  service is not  available  for  retirement plans.  MoneyLine  has a  minimum  transfer  of $25 and a  maximum  transfer  of
$50,000,  except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

About your account (continued)

Special services (continued)

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service,  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A Shares and the  contingent  deferred  sales charge for Class B and C Shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be subjected to the applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Portfolio shares
Each  Portfolio  discourages  purchases  by market  timers and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be rejected.  The  Portfolios'  Board of Trustees has adopted policies and procedures  designed to detect,  deter and prevent trading activity detrimental to the Portfolios and its shareholders,  such as market timing.  The
Portfolio  will  consider  anyone who follows a pattern of market  timing in any fund in the  Delaware  Investments  family or Optimum  Fund Trust to be a market timer and may  consider  anyone  who has  followed  a similar  pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market timing has occurred,  a Portfolio  will consider short-term roundtrips to include rapid purchases and sales of Portfolio shares  through the exchange  privilege.  Each  Portfolio  reserves the right to consider other trading patterns to be market timing.

Your ability to use a Portfolio's  exchange  privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  Each  Portfolio  reserves the right to restrict, reject or cancel, without prior notice, any purchase order or exchange order for any reason,  including  any  purchase  order or exchange  order  accepted by any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of a Portfolio's  market timing policy are not necessarily  deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Redemptions  will  continue to be permitted in accordance  with the  Portfolios'
current  Prospectus.  A redemption of shares under these  circumstances could be costly to a shareholder if, for example,  the shares have declined in value, the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred  sales  charge,   or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Portfolio shares and avoid frequent trading in
Portfolio shares.

Each  Portfolio  reserves the right to modify this  policy,  at any time without notice, including modifications to the Portfolios' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation  of this  policy  involves  judgments  that  are  inherently  subjective  and may be selectively  applied,  we seek to  make  judgments  and  applications  that  are consistent  with the interests of the  Portfolios'  shareholders.  While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the  Portfolios'  market timing  policy does not require the  Portfolios to take action in response to frequent  trading  activity.  If a Portfolio elects not to take any action in response  to  frequent  trading,  such  frequent  trading and market timing activity could continue.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders  that  engage  in  rapid  purchases  and  sales or  exchanges  of a
Portfolio's  shares  dilute the value of shares held by long-term  shareholders.
Volatility  resulting  from  excessive  purchases  and  sales  or  exchanges  of
Portfolio  shares,  especially  involving  large  dollar  amounts,  may  disrupt efficient portfolio management.  In particular,  a Portfolio may have difficulty implementing its long-term  investment  strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Portfolio's shares may also force the Portfolio to sell portfolio  securities at  inopportune  times to raise cash to accommodate  short-term  trading  activity.  This could  adversely affect a Portfolio's performance if, for example, the Portfolio incurs increased brokerage costs and  realization of taxable capital gains without  attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a Portfolio's  NAV calculation may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction  monitoring  procedures Each Portfolio,  through its transfer agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Portfolio shares.  This monitoring  process involves several factors, which include  scrutinizing  transactions in Portfolio  shares for violations of the  Portfolios'  market  timing  policy  or other  patterns  of  short-term  or excessive trading. For purposes of these transaction monitoring procedures,  the
Portfolios  may  consider  trading  activity by multiple  accounts  under common ownership,  control,  or  influence  to be trading by a single  entity.  Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are  common  forms  of  holding  shares  of  the
Portfolios,  particularly  among  certain  brokers/dealers  and other  financial intermediaries,  including  sponsors of retirement plans and variable  insurance products.  The Portfolios will attempt to apply their  monitoring  procedures to these omnibus accounts and to the individual  participants in such accounts.  In an effort to  discourage  market  timers in such  accounts  the  Portfolios  may consider  enforcement  against market timers at the participant level and at the omnibus  level,  up to  and  including  termination  of  the  omnibus  account's authorization to purchase Portfolio shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the  Portfolios  and their agents to detect  market timing in Portfolio shares,  there is no guarantee that a Portfolio will be able
to  identify  these  shareholders  or  curtail  their  trading   practices.   In
particular,  the  Portfolio may not be able to detect market timing in Portfolio shares  attributable to a particular  investor who effects purchase,  redemption and/or  exchange  activity in Portfolio  shares through  omnibus  accounts.  The difficulty  of  detecting  market  timing  may be  further  compounded  if these entities utilize multiple tiers or omnibus accounts.

About your account (continued)

Dividends, distributions and taxes
Dividends and Distributions. The Portfolios have each elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it  distributes  to you. The  Portfolios  intend to make distributions at least annually,  usually in December,  of substantially  all of their net investment  income and any net realized  capital gains.  The amount of any  distribution  will vary,  and there is no  guarantee a  Portfolio  will pay either an income  dividend  or a capital  gain  distribution.  We  automatically reinvest  all  dividends  and any  capital  gains,  unless  you  direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  If a Portfolio  later  determines  that the  information  reported to shareholders for a year was incorrect,  the Portfolio may be required to provide shareholders  with an amended  information  statement  (Form  1099-DIV) for such year.  This might cause  shareholders  that had filed a U.S.  federal income tax return for that year to have to amend their  return and pay  additional  tax and interest on any underpayment for such year.

Avoid  "Buying A  Dividend."  If you invest in a  Portfolio  shortly  before the record date of a taxable distribution,  the distribution will lower the value of the Portfolio's  shares by the amount of the  distribution  and, in effect,  you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.  In  general,  if you  are a  taxable  investor,  Portfolio distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true  whether you  reinvest  your  distributions  in  additional
Portfolio shares or receive them in cash.

For federal income tax purposes,  Portfolio  distributions of short-term capital gains  are  taxable  to you  as  ordinary  income.  Portfolio  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the  Portfolios  may be  qualified  dividend  income  eligible  for  taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

A sale or redemption of Portfolio shares is a taxable event and, accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Portfolio shares for shares of a different Portfolio is the same as a sale.

Portfolio  distributions  and gains from the sale or exchange of your  Portfolio shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Portfolio.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005, the  Portfolios'  shareholders approved a "manager of managers" structure that would permit Delaware Management
Company to appoint and replace sub-advisers, enter into sub-advisory agreements, and amend and terminate sub-advisory  agreements with respect to the Portfolios, subject to Board  approval but without  shareholder  approval  (the  "manager of managers  structure").  While  Delaware  Management  Company does not  currently expect to use the manager of managers  structure with respect to the Portfolios,
Delaware  Management  Company may, in the future,  recommend to the  Portfolios'
Board the establishment of the manager of managers structure by recommending the hiring of one or more  sub-advisors  to manage all or a portion of a Portfolio's securities  if it  believes  that  doing so  would  be  likely  to  enhance  the
Portfolio's performance by introducing a different investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Portfolios  is contingent  upon the receipt of an exemptive  order from the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the manager of managers structure. The use of the manager of managers  structure with respect to a Portfolio may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no  assurance  that  the SEC  will  grant  the  Portfolios'  application  for an exemptive order or adopt such a rule.

The manager of managers  structure  would enable the  Portfolios to operate with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Portfolios  to be  increased  without  shareholder  approval or change  Delaware
Management  Company's  responsibilities  to the Portfolios,  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

Financial highlights

The  financial  highlights  tables  are  intended  to help you  understand  each
Portfolio's  financial   performance.   All  "per  share"  information  reflects
financial  results  for a single  Portfolio  share.  This  information  has been audited by Ernst & Young LLP, whose report, along with the Portfolios' financial statements,  is included in the  Portfolios'  annual report,  which is available upon request by calling 800 523-1918.

-------------------------------------------------------------- -------------------------------------------------------------
Delaware Aggressive Allocation Portfolio                                                Class A
                                                               -------------------------------------------------------------
                                                                                     Year Ended 9/30
                                                               ----------- ----------- ----------- ------------ ------------
                                                                     2005        2004        2003         2002         2001
-------------------------------------------------------------- ----------- ----------- ----------- ------------ ------------
Net asset value, beginning of
period                                                             $8.740     $7.750      $6.380       $7.310       $9.970
Income (loss) from investment operations:
Net investment income(1)                                            0.043      0.032*      0.009*       0.029*       0.053*
Net realized and unrealized gain (loss) on investments              1.346      0.991*      1.413*     (0.920)*     (2.110)*
                                                               ----------- ----------- ----------- ------------ ------------
Total from investment operations                                    1.389      1.023       1.422      (0.891)      (2.057)
                                                               ----------- ----------- ----------- ------------ ------------
Less dividends and distributions from:
Net investment income                                              (0.049)    (0.033)     (0.052)     (0.039)       (0.346)
Net realized gain on investments                                       ---        ---         ---          ---      (0.126)
In excess of net realized gain on investments                          ---        ---         ---          ---      (0.131)
Total dividends and distributions                                   0.049     (0.033)     (0.052)     (0.039)       (0.603)
Net asset value, end of period                                    $10.080     $8.740      $7.750      $6.380        $7.310
                                                               =========== =========== ===========  ===========  ===========
Total return(2)                                                    15.93%     13.21%      22.40%     (12.30%)      (21.59%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $28,326    $24,491     $22,965      $13,488      $10,688
Ratio of expenses to average net assets                             0.83%      0.80%       0.80%        0.80%        0.76%
Ratio of expenses to average net assets prior to expense
     limitation and expense paid indirectly                         1.11%      1.67%       2.15%        2.11%        1.88%
Ratio of net investment income to average net assets                0.45%      0.38%*      0.13%*       0.38%*       0.66%*
Ratio of net investment income (loss) to average net assets
     prior to expense limitation and expense paid indirectly        0.17%     (0.49%)*    (1.22%)*     (0.93%)*     (0.46%)*
Portfolio turnover                                                    15%        12%          5%          40%          16%
-------------------------------------------------------------- ----------- ----------- ----------- ------------ ------------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor.  Performance would have been lower had the expense limitation not been in effect.

*    Short-term  capital gain  distributions  received from the underlying funds have been  reclassified  from net  investment  income to  realized  gain on investments to conform with current year presentation.

-------------------------------------------------------- ---------------------------------------------------------------
Delaware Aggressive Allocation Portfolio                                            Class B
                                                          ---------------------------------------------------------------
                                                                                Year ended 9/30
                                                          ------------ ----------- ---------- ------------ --------------
                                                                2005        2004       2003         2002          2001
-------------------------------------------------------- ------------ ----------- ---------- ------------ -------------
Net asset value, beginning of period                          $8.660     $7.710     $6.340       $7.280        $9.930
Income (loss) from investment operations:
Net investment loss(1)                                        (0.027)    (0.032)*   (0.044)*     (0.028)*      (0.011)*
Net realized and unrealized gain (loss) on investments         1.327     0.982*      1.414*      (0.912)*      (2.109)*
                                                         ------------ ----------- ---------- ------------ -------------
Total from investment operations                               1.300     0.950       1.370       (0.940)       (2.120)
                                                         ------------ ----------- ---------- ------------ -------------
Less dividends and distributions from:
Net investment income                                             ---         ---        ---          ---      (0.273)
Net realized gain on investments                                  ---         ---        ---          ---      (0.126)
In excess of net realized gain on investments                     ---         ---        ---          ---      (0.131)
Total dividends and distributions                                 ---         ---        ---          ---      (0.530)
Net asset value, end of period                                $9.960     $8.660     $7.710        $6.340       $7.280
                                                         ============ =========== ========== ============ =============
Total return(2)                                               15.01%     12.32%     21.61%      (12.91%)      (22.23%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $6,667     $4,052     $2,694       $1,721        $1,754
Ratio of expenses to average net assets                        1.58%      1.55%      1.55%        1.55%         1.51%
Ratio of expenses to average net assets prior to               1.81%      2.37%      2.86%        2.86%         2.63%
      expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets            (0.30%)    (0.37%)*   (0.62%)*     (0.37%)*      (0.09%)*
Ratio of net investment loss to average net assets
      prior to expense limitation and expense paid
      indirectly                                             (0.53%)    (1.19%)*    (1.93%)*     (1.68%)*      (1.21%)*
Portfolio turnover                                              15%        12%          5%          40%           16%
-------------------------------------------------------- ------------ ----------- ---------- ------------ -------------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

*    Short-term  capital gain  distributions  received from the underlying funds have been  reclassified  from net  investment  income to  realized  gain on investments to conform with current year presentation.

--------------------------------------------------------  ---------------------------------------------------------
Delaware Aggressive Allocation Portfolio                                          Class C
                                                          ---------------------------------------------------------
                                                                              Year ended 9/30
                                                          ---------- ---------- ---------- ------------ -----------
                                                               2005       2004       2003         2002        2001
--------------------------------------------------------  ---------- ---------- ---------- ------------ -----------
Net asset value, beginning of period                         $8.660    $7.710     $6.350       $7.290      $9.940
Income (loss) from investment operations:
Net investment loss(1)                                       (0.027)  (0.032)*   (0.045)*     (0.028)*     (0.011)*
Net realized and unrealized gain (loss) on investments        1.337    0.982*     1.405*      (0.912)*     (2.109)*
                                                          ---------- ---------- ---------- ------------ -----------
Total from investment operations                              1.310    0.950      1.360       (0.940)      (2.120)
                                                          ---------- ---------- ---------- ------------ -----------
Less dividends and distributions from:
Net investment income                                            ---        ---        ---          ---    (0.273)
Net realized gain on investments                                 ---        ---        ---          ---    (0.126)
In excess of net realized gain on investments                    ---        ---        ---          ---    (0.131)
Total dividends and distributions                                ---        ---        ---          ---    (0.530)
Net asset value, end of period                               $9.970    $8.660     $7.710       $6.350      $7.290
                                                          ---------- ---------- ---------- ------------ -----------
Total return(2)                                              15.12%    12.32%     21.42%      (12.89%)    (22.20%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $4,147    $3,169     $2,525        $965        $964
Ratio of expenses to average net assets                       1.58%     1.55%      1.55%        1.55%       1.51%
Ratio of expenses to average net assets prior to              1.81%     2.37%      2.86%        2.86%       2.63%
      expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets           (0.30%)   (0.37%)*   (0.62%)*     (0.37%)*    (0.09%)*
Ratio of net investment loss to average net assets
      prior to expense limitation and expense paid
      indirectly                                             (0.53%)   (1.19%)*   (1.93%)*     (1.68%)*    (1.21%)*
Portfolio turnover                                              15%       12%         5%          40%         16%
--------------------------------------------------------  ---------- ---------- ---------- ------------ -----------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

*    Short-term  capital gain  distributions  received from the underlying funds have been  reclassified  from net  investment  income to  realized  gain on investments to conform with current year presentation.

--------------------------------------------------------------------------------- -----------------------------------------
Delaware Aggressive Allocation Portfolio                                                          Class R
                                                                                  -----------------------------------------
                                                                                       Year ended 9/30           6/2/03(1)
                                                                                                                   through
                                                                                                                   9/30/03
                                                                                  -------------------------- --------------
                                                                                          2005         2004
--------------------------------------------------------------------------------- ------------- ------------ --------------
Net asset value, beginning of period                                                    $8.710      $7.750         $7.460
Income (loss) from investment operations:
Net investment income (loss)(2)                                                          0.012       0.002*        (0.021)*
Net realized and unrealized gain on investments                                          1.346       0.990*         0.311*
                                                                                  ------------- ------------ --------------
Total from investment operations                                                         1.358       0.992          0.290
                                                                                  ------------- ------------ --------------
Less dividends and distributions from:
Net investment income                                                                   (0.018)     (0.032)             ---
Total dividends and distributions                                                       (0.018)     (0.032)             ---
Net asset value, end of period                                                         $10.050      $8.710         $7.750
                                                                                  ============= ============ ==============
Total return(3)                                                                         15.60%      12.81%          3.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)                                                 $1,693       $933            $4
Ratio of expenses to average net assets                                                  1.16%       1.15%          1.15%
Ratio of expenses to average net assets prior to expense limitation and expense          1.41%       1.97%          2.88%
      paid indirectly
Ratio of net investment income (loss) to average net assets                              0.12%       0.03%*        (0.86%)*
Ratio of net investment loss to average net assets prior to expense limitation
      and expense paid indirectly                                                       (0.13%)     (0.79%)*       (2.59%)*
Portfolio turnover                                                                         15%         12%             5%
--------------------------------------------------------------------------------- ------------- ------------ --------------

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and  payment  of fees  by the  manager  and  distributors,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

*    Short-term  capital gain  distributions  received from the underlying funds have been  reclassified  from net  investment  income to  realized  gain on investments to conform with current year presentation.

------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Moderate Allocation Portfolio                                                    Class A
                                                       -----------------------------------------------------------------------------
                                                                                       Year ended 9/30
                                                        ------------- -------------- -------------- --------------
                                                               2005            2004           2003         2002        2001
------------------------------------------------------ ------------- --------------- -------------- ------------ -------------
Net asset value, beginning of
period                                                       $8.830          $8.100        $6.900       $7.580        $9.260
Income (loss) from investment operations:
Net investment income(1)                                      0.110           0.094*        0.088*       0.119*        0.164*
Net realized and unrealized gain (loss) on
investments                                                   0.963           0.733*        1.249*      (0.645)*      (1.568)*
                                                       ------------- --------------- -------------- ------------ -------------
Total from investment operations                              1.073           0.827         1.337       (0.526)       (1.404)
                                                       ------------- --------------- -------------- ------------ -------------
Less dividends and distributions from:
Net investment income                                        (0.123)         (0.097)       (0.137)      (0.147)       (0.276)
Net realized gain on investments                                 ---             ---            ---     (0.007)            ---
Total dividends and distributions                            (0.123)         (0.097)       (0.137)      (0.154)       (0.276)
Net asset value, end of period                               $9.780          $8.830        $8.100       $6.900        $7.580
                                                       ============= =============== ============== ============ =============
Total return(2)                                              12.22%          10.24%        19.63%       (7.23%)      (15.51%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                     $28,660         $26,321       $29,746      $20,902       $20,676
Ratio of expenses to average net assets                       0.83%           0.80%         0.80%        0.80%         0.80%
Ratio of expenses to average net assets prior to
expense limitation and expense paid indirectly                1.09%           1.62%         2.03%        1.79%         1.64%
Ratio of net investment income to average net assets          1.17%           1.08%*        1.17%*       1.53%*        1.94%*
Ratio of net investment income (loss) to average net
assets prior to expense limitation and expense paid
indirectly                                                    0.91%           0.26%*       (0.06%)*      0.54%*        1.10%*
Portfolio turnover                                               7%             13%            9%          43%           31%
------------------------------------------------------ ------------- --------------- -------------- ------------ -------------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor.  Performance would have been lower had the expense limitation not been in effect.

*    Short-term  capital  distributions  received from the underlying funds have
     been   reclassified   from  net  investment  income  to  realized  gain  on
     investments to conform with current year presentation.

----------------------------------------------------------- ----------------------------------------------------------
Delaware Moderate Allocation Portfolio                                               Class B
                                                            ----------------------------------------------------------
                                                                                 Year ended 9/30

                                                            ---------- ----------- ---------- ------------ -----------
                                                                 2005        2004       2003         2002        2001
----------------------------------------------------------- ---------- ----------- ---------- ------------ -----------
Net asset value, beginning of period                           $8.800     $8.080     $6.880       $7.550      $9.260
Income (loss)  from investment operations:
Net investment income(1)                                        0.040      0.029*     0.032*       0.061*      0.101*
Net realized and unrealized gain (loss) on investments          0.956      0.729*     1.248*      (0.638)*    (1.572)*
                                                            ---------- ----------- ---------- ------------ -----------
Total from investment operations                                0.996      0.758      1.280       (0.577)     (1.471)
                                                            ---------- ----------- ---------- ------------ -----------
Less dividends and distributions from:
Net investment income                                          (0.056)    (0.038)    (0.080)      (0.086)     (0.239)
Net realized gain on investments                                 ---         ---       ----     (0.007)          ---
Total dividends and distributions                              (0.056)    (0.038)    (0.080)      (0.093)     (0.239)
Net asset value, end of period                                 $9.740     $8.800     $8.080       $6.880      $7.550
                                                            ==========  ========== ==========   ==========  ==========
Total return(2)                                                11.34%      9.39%     18.75%       (7.82%)    (16.20%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $3,141     $2,448     $1,682       $1,230      $1,234
Ratio of expenses to average net assets                         1.58%      1.55%      1.55%        1.55%       1.55%
Ratio of expenses to average net assets prior to expense
       limitation and expense paid indirectly                   1.79%      2.32%      2.74%        2.54%       2.39%
Ratio of net investment income to average net assets            0.42%      0.33%*     0.42%*       0.78%*      1.19%*
Ratio of net investment income (loss) to average net
       assets prior to expense limitation and expense
       paid indirectly                                          0.21%     (0.44%)*   (0.77%)*     (0.21%)*      0.35%*
Portfolio turnover                                                 7%        13%         9%          43%          31%
----------------------------------------------------------- ---------- ----------- ---------- ------------ -----------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

*    Short-term  capital gain  distributions  received from the underlying funds have been  reclassified  from net  investment  income to  realized  gain on investments to conform with current year presentation.

-----------------------------------------------------------  ------------------------------------------------------------
Delaware Moderate Allocation Portfolio                                                 Class C
                                                             ------------------------------------------------------------
                                                                                   Year ended 9/30
                                                             ----------- ------------ ----------- ----------- -----------
                                                                   2005         2004        2003        2002        2001
-----------------------------------------------------------  ----------- ------------ ----------- ----------- -----------
Net asset value, beginning of period                             $8.820      $8.090      $6.890      $7.560      $9.280
Income (loss)  from investment operations:
Net investment income(1)                                          0.040       0.029*      0.031*      0.061*      0.101*
Net realized and unrealized gain (loss) on investments            0.966       0.739*      1.249*    (0.638)*     (1.582)*
                                                             ----------- ------------ ----------- ----------- -----------
Total from investment operations                                  1.006       0.768       1.280     (0.577)      (1.481)
                                                             ----------- ------------ ----------- ----------- -----------
Less dividends and distributions from:
Net investment income                                            (0.056)     (0.038)     (0.080)      (0.086)    (0.239)
Net realized gain on investments                                     ---          ---       -----     (0.007)         ---
Total dividends and distributions                                (0.056)     (0.038)     (0.080)      (0.093)    (0.239)
Net asset value, end of period                                   $9.770      $8.820      $8.090       $6.890     $7.560
                                                             =========== ============ =========== =========== ===========
Total return(2)                                                  11.43%       9.50%      18.72%       (7.81%)   (16.28%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $2,694      $1,962      $1,718        $812       $827
Ratio of expenses to average net assets                           1.58%       1.55%       1.55%        1.55%      1.55%
Ratio of expenses to average net assets prior to expense
       limitation and expense paid indirectly                     1.79%       2.32%       2.74%        2.54%      2.39%
Ratio of net investment income to average net assets              0.42%       0.33%*      0.42%*       0.78%      1.19%*
Ratio of net investment income (loss) to average net
       assets prior to expense limitation and expense
       paid indirectly                                            0.21%      (0.44%)*    (0.77%)*     (0.21%)     0.35%*
Portfolio turnover                                                   7%         13%          9%          43%        31%
-----------------------------------------------------------  ----------- ------------ ----------- ----------- -----------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

*    Short-term  capital gain  distributions  received from the underlying funds have been  reclassified  from net  investment  income to  realized  gain on investments to conform with current year presentation.

------------------------------------------------------------- ----------------------------------------
Delaware Moderate Allocation Portfolio                                        Class R
------------------------------------------------------------- ----------------------------------------
                                                                                            6/2/03(1)
                                                                                              through
                                                                   Year ended 9/30            9/30/03
------------------------------------------------------------- -------------------------- -------------
                                                                     2005          2004
------------------------------------------------------------- ------------ ------------- -------------
Net asset value, beginning of period                               $8.800        $8.100       $7.860
Income  from investment operations:
Net investment income(2)                                            0.079        0.064*        0.005*
Net realized and unrealized gain on investments                     0.963        0.733*        0.235*
                                                              ------------ ------------- -------------
Total from investment operations                                    1.042        0.797         0.240
                                                              ------------ ------------- -------------
Less dividends and distributions from:
Net investment income                                              (0.092)      (0.097)            ---
Total dividends and distributions                                  (0.092)      (0.097)            ---
Net asset value, end of period                                     $9.750       $8.800        $8.100
                                                              ============ ============= =============
Total return(3)                                                    11.89%        9.87%         3.05%
Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $1,110        $960            $6
Ratio of expenses to average net assets                             1.16%        1.15%         1.15%
Ratio of expenses to average net assets prior to expense
       limitation and expense paid indirectly                       1.39%        1.92%         2.23%
Ratio of net investment income to average net assets                0.84%        0.73%*        0.14%*
Ratio of net investment income (loss) to average net assets
       prior to expense limitation and expense paid
       indirectly                                                   0.61%*      (0.04%)*      (0.94%)*
Portfolio turnover                                                     7%          13%            9%
------------------------------------------------------------- ------------ ------------- -------------

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and  payment  of  fees  by the  manager  and  distributor,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

*    Short-term  capital gain  distributions  received from the underlying funds have been  reclassified  from net  investment  income to  realized  gain on investments to conform with current year presentation.

----------------------------------------------------------- ------------------------------------------------------------------------
Delaware Conservative Allocation Portfolio                                                   Class A
                                                            ------------------------------------------------------------------------
                                                                                         Year ended 9/30
                                                            ----------------------------------------------------------------------
                                                                    2005           2004          2003          2002          2001
----------------------------------------------------------- ------------- -------------- ------------- ------------- -------------
Net asset value, beginning of                                     $8.450         $7.930        $7.040       $7.560        $8.670
period
Income (loss) from investment operations:
Net investment income(1)                                           0.205          0.155*        0.172*       0.214*        0.275*
Net realized and unrealized gain (loss) on investments             0.522          0.459*        0.867*      (0.487)*      (0.985)*
                                                            ------------- -------------- ------------- ------------- -------------
Total from investment operations                                   0.727          0.614         1.039       (0.273)       (0.710)
----------------------------------------------------------- ------------- -------------- ------------- ------------- -------------
Less dividends and distributions from:
Net investment income                                             (0.177)        (0.094)       (0.149)      (0.247)       (0.400)
Total dividends and distributions                                 (0.177)        (0.094)       (0.149)      (0.247)       (0.400)
Net asset value, end of period                                    $9.000         $8.450        $7.930       $7.040        $7.560
                                                            ============= ============== ============= ============= =============
Total return(2)                                                    8.68%          7.77%        14.92%       (3.83%)       (8.40%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $29,930        $27,270       $24,238      $18,988       $16,899
Ratio of expenses to average net assets                            0.82%          0.80%         0.80%        0.75%         0.80%
Ratio of expenses to average net assets prior to expense           1.20%          1.62%         1.97%        1.78%         1.74%
limitation and expense paid indirectly
Ratio of net investment income to average net assets               2.35%          1.86%*        2.30%*       2.78%*        3.38%*
Ratio of net investment income to average net assets prior
to expense limitation and expense paid indirectly                  1.97%          1.04%*        1.13%*       1.75%*        2.44%*
Portfolio turnover                                                    8%            25%            1%          21%           24%
----------------------------------------------------------- ------------- -------------- ------------- ------------- -------------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor.  Performance would have been lower had the expense limitation not been in effect.

*    Short-term  capital gain  distributions  received from the underlying funds have been  reclassified  from net  investment  income to  realized  gain on investments to conform with current year presentation.

----------------------------------------------------------- ---------------------------------------------------------
Delaware Conservative Allocation Portfolio                                          Class B
                                                            ---------------------------------------------------------

                                                                                Year ended 9/30
                                                            ------------ ---------- ----------- ---------- ----------
                                                                   2005       2004        2003       2002       2001
----------------------------------------------------------- ------------ ---------- ----------- ---------- ----------
Net asset value, beginning of period                             $8.450     $7.960      $7.080    $7.610     $8.720
Income (loss) from investment operations:
Net investment income(1)                                          0.139      0.092*      0.115*    0.156*     0.214*
Net realized and unrealized gain (loss) on investments            0.524      0.461*      0.874*   (0.495)*   (0.990)*
                                                            ------------ ---------- ----------- ---------- ----------
Total from investment operations                                  0.663      0.553       0.989    (0.339)    (0.776)
                                                            ------------ ---------- ----------- ---------- ----------
Less dividends and distributions from:
Net investment income                                            (0.113)    (0.063)     (0.109)   (0.191)    (0.334)
Total dividends and distributions                                (0.113)    (0.063)     (0.109)   (0.191)    (0.334)
Net asset value, end of period                                   $9.000     $8.450      $7.960    $7.080     $7.610
                                                            ============ ========== ===========  ========= ==========
Total return(2)                                                   7.89%      6.96%      14.09%    (4.64%)    (9.11%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $758       $711        $698       $482       $348
Ratio of expenses to average net assets                           1.57%      1.55%       1.55%     1.50%      1.55%
Ratio of expenses to average net assets prior to expense
       limitation and expense paid indirectly                     1.90%      2.32%       2.68%     2.53%      2.49%
Ratio of net investment income to average net assets              1.60%      1.11%*      1.55%*    2.03%*     2.63%*
Ratio of net investment income to average net assets
       prior to expense limitation and expense paid
       indirectly                                                 1.27%      0.34%*      0.42%*    1.00%*     1.69%*
Portfolio turnover                                                   8%        25%          1%       21%        24%
----------------------------------------------------------- ------------ ---------- ----------- ---------- ----------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

*    Short-term  capital gain  distributions  received from the underlying funds have been  reclassified  from net  investment  income to  realized  gain on investments to conform with current year presentation.

----------------------------------------------------------- -----------------------------------------------------------
Delaware Conservative Allocation Portfolio                                           Class C
                                                            -----------------------------------------------------------

                                                                                 Year ended 9/30
                                                            ----------- ------------ ----------- ----------- ----------
                                                                  2005         2004        2003        2002       2001
----------------------------------------------------------- ----------- ------------ ----------- ----------- ----------
Net asset value, beginning of period                            $8.420       $7.930      $7.050     $7.580     $8.700
Income (loss) from investment operations:
Net investment income(1)                                         0.139        0.093*      0.116*     0.156*     0.214*
Net realized and unrealized gain (loss) on investments           0.514        0.460*      0.873*    (0.495)*   (1.000)*
                                                            ----------- ------------ ----------- ----------- ----------
Total from investment operations                                 0.653        0.553       0.989     (0.339)    (0.786)
                                                            ----------- ------------ ----------- ----------- ----------

Less dividends and distributions from:
Net investment income                                           (0.113)      (0.063)     (0.109)    (0.191)    (0.334)
Total dividends and distributions                               (0.113)      (0.063)     (0.109)    (0.191)    (0.334)
Net asset value, end of period                                  $8.960       $8.420      $7.930      7.050     $7.580
                                                            =========== ============ =========== =========== ===========
Total return(2)                                                  7.80%        6.99%      14.15%     (4.66%)    (9.25%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $579         $641        $340        $147       $152
Ratio of expenses to average net assets                          1.57%        1.55%       1.55%      1.50%      1.55%
Ratio of expenses to average net assets prior to expense
       limitation and expense paid indirectly                    1.90%        2.32%       2.68%      2.53%      2.49%
Ratio of net investment income to average net assets             1.60%        1.11%*      1.55%*     2.03%*     2.63%*
Ratio of net investment income to average net assets
       prior to expense limitation and expense paid
       indirectly                                                1.27%        0.34%*      0.42%*     1.00%*     1.69%*
Portfolio turnover                                                  8%          25%          1%        21%        24%
----------------------------------------------------------- ----------- ------------ ----------- ----------- ----------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

*    Short-term  capital gain  distributions  received from the underlying funds have been  reclassified  from net  investment  income to  realized  gain on investments to conform with current year presentation.

------------------------------------------------------------ -------------------------------------------
Delaware Conservative Allocation Portfolio                                     Class R
                                                              -------------------------------------------
                                                                                              6/02/03(1)
                                                                                                 through
                                                                    Year ended 9/30              9/30/03
                                                              ---------------------------- --------------
                                                                      2005           2004
------------------------------------------------------------- ------------- -------------- --------------
Net asset value, beginning of period                                $8.420         $7.930         $7.800
Income from investment operations:
Net investment income(2)                                             0.176          0.126*         0.034*
Net realized and unrealized gain on investments                      0.531          0.449*         0.131*
                                                              ------------- -------------- --------------
Total from investment operations                                     0.707          0.575          0.165
                                                              ------------- -------------- --------------
Less dividends and distributions from:
Net investment income                                               (0.147)        (0.085)        (0.035)
Total dividends and distributions                                   (0.147)        (0.085)        (0.035)
Net asset value, end of period                                      $8.980         $8.420         $7.930
                                                              ============= ============== ==============
Total return(3)                                                      8.46%          7.27%          2.12%
Ratios and supplemental data:
Net assets, end of period (000 omitted)                              $200           $185            $8
Ratio of expenses to average net assets                              1.15%          1.15%          1.15%
Ratio of expenses to average net assets prior to expense
       limitation and expense paid indirectly                        1.50%          1.92%          2.28%
Ratio of net investment income to average net assets                 2.02%          1.51%*         1.30%*
Ratio of net investment income to average net assets prior
       to expense limitation and expense paid indirectly             1.67%          0.74%*         0.17%*
Portfolio turnover                                                      8%            25%             1%
------------------------------------------------------------- ------------- -------------- --------------

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and  payment  of fees  by the  manager  and  distributors,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

*    Short-term  capital gain  distributions  received from the underlying funds have been  reclassified  from net  investment  income to  realized  gain on investments to conform with current year presentation.

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain, if any, that we pay to shareholders  would be listed under "Less  dividends  and  distributions  from - net  realized  gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of a fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  High  turnover can result in  increased  transaction costs and tax liability for investors and may affect the fund's performance.

Glossary

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Lehman Brothers U.S. Aggregate Index
An index  that  measures  the  performance  of about  6,500 U.S.  corporate  and government bonds.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net asset value
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Net assets
The total value of all assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

S&P 500 Index
The S&P 500 Index;  an unmanaged  index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual fund companies.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more detailed  information about a fund's organization, management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

Delaware Aggressive Allocation Portfolio
Delaware Moderate Allocation Portfolio
Delaware Conservative Allocation Portfolio

Additional  information  about the  Portfolios'  investments is available in the
Portfolios'  annual and semiannual  reports to shareholders.  In the Portfolios'
shareholder  report,  you will find a discussion  of the market  conditions  and investment  strategies  that  significantly  affected a Portfolio's  performance during the period covered by the report. You can find more information about the
Portfolios in the current Statement of Additional  Information  (SAI),  which we have filed  electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions  about  investing in the  Portfolios,  you can write to us at 2005
Market Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The
Portfolios'  SAI and annual and  semiannual  reports  to  shareholders  are also
available,   free  of  charge,   through  the  Portfolios'   internet  Web  site
(www.delawareinvestments.com).  You may obtain additional  information about the
Portfolios from your financial advisor.

You can find reports and other  information  about the  Portfolios  on the EDGAR database  on the SEC Web site  (www.sec.gov).  You can also get  copies  of this information,  after  payment  of a  duplicating  fee,  by  e-mailing  the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington, D.C. 20549-0102.  Information about the Portfolios,  including their
SAI,  can be  reviewed  and  copied  at  the  SEC's  Public  Reference  Room  in
Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

o    For  Portfolio  information,   literature,  price,  yield  and  performance
     figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

Investment Company Act file number: 811-08457

Delaware Fund Symbols

                                                 CUSIP number      NASDAQ symbol
Delaware Aggressive Allocation Portfolio
       Class A                                    245918883            DFGAX
       Class B                                    245918875            DFGDX
       Class C                                    245918867            DFGCX
       Class R                                    245918826            DFGRX
Delaware Moderate Allocation Portfolio
       Class A                                    245918503            DFBAX
       Class B                                    245918602            DFBBX
       Class C                                    245918701            DFBCX
       Class R                                    245918834            DFBRX
Delaware Conservative Allocation Portfolio
       Class A                                    245918107            DFIAX
       Class B                                    245918206            DFIDX
       Class C                                    245918305            DFICX
       Class R                                    245918818            DFIRX

(DELAWARE INVESTMENTS LOGO)

PR-444 [--] IVES 01/06

 CORE-EQUITY

                                                     (DELAWARE INVESTMENTS LOGO)

Prospectus        JANUARY 28, 2006

                           DELAWARE FOUNDATION FUNDS

                           DELAWARE AGGRESSIVE ALLOCATION PORTFOLIO
                           (FORMERLY DELAWARE GROWTH ALLOCATION PORTFOLIO)
                           INSTITUTIONAL CLASS

                           DELAWARE MODERATE ALLOCATION PORTFOLIO
                           (FORMERLY DELAWARE BALANCED ALLOCATION PORTFOLIO)
                           INSTITUTIONAL CLASS

                           DELAWARE CONSERVATIVE ALLOCATION PORTFOLIO
                           (FORMERLY DELAWARE INCOME ALLOCATION PORTFOLIO)
                           INSTITUTIONAL CLASS

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Table of Contents

Portfolio profiles                                              page
Delaware Aggressive Allocation Portfolio
Delaware Moderate Allocation Portfolio
Delaware Conservative Allocation Portfolio

How we manage the Portfolios                                    page
Our investment strategies
The securities we typically invest in
More about the Portfolios
The risks of investing in the Portfolios
Disclosure of Portfolio Holdings

Who manages the Portfolios                                      page
Investment manager
Portfolio managers
Who's who?

About your account                                              page
Investing in the Portfolios
       How to buy shares
       Fair Valuation
       How to redeem shares
       Account minimum
       Exchanges
Frequent trading of Portfolio shares
Dividends, distributions and taxes

Manager of managers structure                                   page

Financial highlights                                            page

Glossary                                                        page

Profile: Delaware Aggressive Allocation Portfolio

What are the Portfolio's goals?
The Delaware  Aggressive  Allocation  Portfolio seeks long-term  capital growth.
Although the Portfolio will strive to meet its goals, there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest  primarily in shares of other Delaware  Investments  Funds  including, equity funds and, to a lesser extent,  fixed-income funds. We may also invest in individual  securities.  We use an active asset allocation approach in selecting investments for the Portfolio. In striving to meet its objective,  the Portfolio will typically  invest more of its assets in equity funds and securities than in fixed-income funds and securities.  Typically, the Portfolio will invest between
10% and 30% of its assets in international funds or securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying  Delaware  Investments Funds in which it invests.  Therefore,  to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and fixed-income  funds in the  portfolio  would  decline and the value of Portfolio shares  could  decline as well.  To the extent that it invests in  international funds or  securities,  the  Portfolio  will be  affected  by changes in currency exchange rates as well as political,  economic and regulatory  conditions in the countries represented in its portfolio.

Because the Portfolio may invest in as few as four different underlying funds or a small number of securities,  it is considered to be a non-diversified fund and may be  subject  to  greater  risk  than if it were  diversified.  However,  the underlying Delaware  Investments Funds generally hold a broad mix of securities, which helps to reduce this risk.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page [_].

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Portfolio
o    Investors  who are in the earlier stage of wealth  accumulation,  generally with higher risk tolerance.
o    Investors  looking  for the  capital  appreciation  potential  of the stock market and who have no need for current income.
o    Investors  who would like a  portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a professional money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

How has the Delaware Aggressive Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio. We show how the annual returns for the Portfolio have varied over the past eight  calendar  years as well as the average  annual returns for one-year, five-year and lifetime  periods.  The Portfolio's past  performance  (before and after  taxes) is not  necessarily  an  indication  of how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

---------- --------- --------- --------- --------- --------- --------- ---------
     1998      1999      2000      2001      2002      2003      2004      2005
---------- --------- --------- --------- --------- --------- --------- ---------
   10.54%    14.57%    -6.55%    -7.42%   -15.68%    28.36%    12.28%     7.76%
---------- --------- --------- --------- --------- --------- --------- ---------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was 15.29% for the quarter ended June 30, 2003 and its lowest  quarterly  return was -14.57% for the quarter ended  September 30, 2002.

                                                                           Average annual returns for periods ending 12/31/05

------------------------------------------------------------------- --------------- ------------------------ ---------------------
Delaware Aggressive Allocation Portfolio Institutional Class            1 year              5 years                 Lifetime*
(Inception 12/31/97)
-------------------------------------------------------------------- --------------- ------------------------ ---------------------
Return before taxes                                                     7.76%                3.93%                    4.61%
------------------------------------------------------------------- --------------- ------------------------ ---------------------
Return after taxes on distributions                                     7.22%                3.64%                    3.74%
------------------------------------------------------------------- --------------- ------------------------ ---------------------
Return after taxes on distributions and sale of Portfolio shares        5.17%                3.22%                    3.44%
------------------------------------------------------------------- --------------- ------------------------ ---------------------
S&P 500 Index                                                           4.91%                0.54%                    9.07%
(reflects no deduction for fees, expenses, or taxes)
------------------------------------------------------------------- --------------- ------------------------ ---------------------

The  Portfolio's  returns above are compared to the  performance  of the S&P 500
Index. You should remember that unlike the Portfolio, the index is unmanaged and does not reflect the actual costs of operating a mutual fund,  such as the costs of buying, selling and holding securities. The index is not a perfect comparison for  the  Portfolio  because  the  Portfolio  may  invest  in  fixed-income  and international securities, which are not included in the index.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes.
The  after-tax  rate used is based on the  current tax  characterization  of the
elements  of  the  Portfolio's  returns  (e.g.,   qualified  vs.   non-qualified
dividends)  and may be  different  than the final tax  characterization  of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

* Lifetime returns are shown because the Portfolio and Institutional  Class have existed for less than ten years.

What are the Portfolio's fees and expenses?
This table  describes the fees and expenses that you may pay if you buy and hold shares  of the  Portfolio.  You do not pay  sales  charges  directly  from  your investments when you buy or sell shares of the Institutional Class.

------------------------------------------------------------------------ -------
Maximum sales charge (load) imposed on purchases as a percentage of      none
offering price
------------------------------------------------------------------------ -------
Maximum contingent deferred sales charge (load) as a percentage of       none
original purchase price or redemption price, whichever is lower
------------------------------------------------------------------------ -------
Maximum sales charge (load) imposed on reinvested dividends              none
------------------------------------------------------------------------ -------
Redemption fees                                                          none
------------------------------------------------------------------------ -------
Exchange fees(1)                                                         none
------------------------------------------------------------------------ -------

Annual fund operating expenses are deducted from the Portfolio's assets.

------------------------------------------------------------------------ -------
Management fees                                                          0.25%
------------------------------------------------------------------------ -------
Distribution and service (12b-1) fees                                    None
------------------------------------------------------------------------ -------
Other expenses(2)                                                        0.53%
------------------------------------------------------------------------ -------
Total annual fund operating expenses                                     0.78%
------------------------------------------------------------------------ -------
Fee waivers and payments(3)                                              (0.23%)
------------------------------------------------------------------------ -------
Net expenses                                                             0.55%
------------------------------------------------------------------------ -------

This  example is  intended  to help you  compare  the cost of  investing  in the
Portfolio to the cost of investing in other mutual funds with similar investment
objectives.   We  show  the  cumulative  amount  of  Portfolio   expenses  on  a
hypothetical  investment  of  $10,000  with an annual  5%  return  over the time shown.(4) This example reflects the net operating  expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two  through  ten.  This is an example  only,  and does not  represent future expenses, which may be greater or less than those shown here.

----------------- ------------
1 year                     $56
----------------- ------------
3 years                   $226
----------------- ------------
5 years                   $411
----------------- ------------
10 years                  $945
----------------- ------------

This  example  is also based on a  hypothetical  investment  of $10,000  with an annual 5%  return  over the time  shown  but  assumes  the net  expenses  of the
Delaware  Aggressive  Allocation  Portfolio noted above. In this example we have also included an estimate of the average  aggregate total operating  expenses of the  Delaware  Investments  Funds  as  described  on  page  [_],  including  any applicable  fee waiver.  When the  Portfolio  invests in any of these funds,  it absorbs a portion of their  underlying  expenses.  This is an example only,  and does not  represent  future  expenses,  which may be  greater or less than those shown here.

----------------- ------------
1 year                    $145
----------------- ------------
3 years                   $499
----------------- ------------
5 years                   $877
----------------- ------------
10 years                $1,939
----------------- ------------

(1)  Exchanges  are subject to the  requirements  of each  Delaware  Investments
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses  during  the  current  fiscal  year  as  a  result  of  the expectation  that the  Portfolio  will not have to convene a  shareholders'
     meeting and issue a proxy statement during the upcoming fiscal year.

(3)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  January  31,  2007 in order to prevent  total  operating  expenses
     (excluding  taxes,  interest,  brokerage fees,  extraordinary  expenses and certain insurance costs) from exceeding 0.55% of average daily net assets.

(4)  The  Portfolio's  actual  rate of return  may be  greater  or less than the hypothetical 5% return we use here.

Profile: Delaware Moderate Allocation Portfolio

What are the Portfolio's goals?
The Delaware  Moderate  Allocation  Portfolio  seeks capital  appreciation  with current income as a secondary  objective.  Although the Portfolio will strive to meet its goals, there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest  primarily in shares of other Delaware  Investments  Funds,  including equity,  fixed-income and international  funds. We may also invest in individual securities.  We use an active asset allocation approach in selecting investments for the Portfolio.

Under normal  circumstances,  the Portfolio  will invest at least 25% of its net assets in  equity  funds and  securities  and at least 25% of its net  assets in fixed-income  funds and securities.  This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Portfolio has the  flexibility to invest more in equity funds and securities or more in fixed-income  funds and securities,  depending on market  conditions.
However,  it will typically  invest at least 25% in  fixed-income  securities or fixed-income  funds.  The Portfolio will typically  invest between 5% and 20% of its assets in international funds and securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying  Delaware  Investments Funds in which it invests.  Therefore,  to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and the fixed-income  funds in the portfolio will decline and the Portfolio's  share value  could  decline as well.  To the extent  that it invests in  international funds or  securities,  the  Portfolio  will be  affected  by changes in currency exchange rates as well as political,  economic and regulatory  conditions in the countries represented in its portfolio.

Because the Portfolio may invest in as few as four different underlying funds or a small number of securities,  it is considered to be a non-diversified fund and may be  subject  to  greater  risk  than if it were  diversified.  However,  the underlying Delaware  Investments Funds generally hold a broad mix of securities, which helps to reduce this risk.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page [_].

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Portfolio
o    Investors who are in the wealth accumulation phase, generally with moderate risk tolerance.
o    Investors  looking  for the  capital  appreciation  potential  of the stock market and the income potential of the bond market.
o    Investors  who would like a  portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a professional money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is high current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

How has Delaware Moderate Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio. We show how the annual returns for the Portfolio have varied over the past eight  calendar  years as well as the average  annual returns for one-year, five-year and lifetime  periods.  The Portfolio's past  performance  (before and after  taxes) is not  necessarily  an  indication  of how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

--------- -------- --------- --------- --------- --------- --------- --------
    1998     1999      2000      2001      2002      2003      2004     2005
--------- -------- --------- --------- --------- --------- --------- --------
   7.69%    9.22%    -2.31%    -4.22%   -10.09%    23.60%     9.75%    6.08%
--------- -------- --------- --------- --------- --------- --------- --------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was 13.12% for the quarter ended June 30, 2003 and its lowest quarterly return was -9.79% for the quarter ended September 30, 2002.

                                                                           Average annual returns for periods ending 12/31/05

------------------------------------------------------------------- --------------- ------------- -----------------------------
Delaware Moderate Allocation Portfolio Institutional Class              1 year        5 years                 Lifetime*
(Inception 12/31/97)
------------------------------------------------------------------- --------------- ------------- -----------------------------
Return before taxes                                                     6.08%          4.38%                    4.51%
------------------------------------------------------------------- --------------- ------------- -----------------------------
Return after taxes on distributions                                     5.56%          3.78%                    3.51%
------------------------------------------------------------------- --------------- ------------- -----------------------------
Return after taxes on distributions and sale of Portfolio shares        3.96%          3.40%                    3.26%
------------------------------------------------------------------- --------------- ------------- -----------------------------
S&P 500 Index                                                           4.91%          0.54%                    9.07%
(reflects no deduction for fees, expenses, or taxes)
------------------------------------------------------------------- --------------- ------------- -----------------------------
Lehman Brothers U.S. Aggregate Index                                    2.43%          5.87%                    6.16%
(reflects no deduction for fees, expenses, or taxes)
------------------------------------------------------------------- --------------- ------------- -----------------------------

The  Portfolio's  above returns are compared to the  performance  of the S&P 500
Index and the Lehman  Brothers U.S.  Aggregate  Index.  You should remember that unlike the  Portfolio,  the indexes are  unmanaged and do not reflect the actual costs of  operating  a mutual  fund,  such as the costs of buying,  selling  and holding  securities.  Neither index is a perfect comparison to Delaware Moderate
Allocation  Portfolio  since the S&P 500  Index  does not  include  fixed-income securities and the Lehman Brothers U.S. Aggregate Index does not include stocks.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes.
The  after-tax  rate used is based on the  current tax  characterization  of the
elements  of  the  Portfolio's  returns  (e.g.,   qualified  vs.   non-qualified
dividends)  and may be  different  than the final tax  characterization  of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

* Lifetime returns are shown because the Portfolio and Institutional  Class have existed for less than ten years.

What are the Portfolio's fees and expenses?
This  table  describes  the  fees and  expenses  you may pay if you buy and hold shares  of the  Portfolio.  You do not pay  sales  charges  directly  from  your investments when you buy or sell shares of the Institutional Class.

--------------------------------------------------------------------- ----------
Maximum sales charge (load) imposed on purchases as a percentage of   none
offering price
--------------------------------------------------------------------- ----------
Maximum contingent deferred sales charge (load) as a percentage of    none
original purchase price or redemption price, whichever is lower
--------------------------------------------------------------------- ----------
Maximum sales charge (load) imposed on reinvested dividends           none
--------------------------------------------------------------------- ----------
Redemption fees                                                       none
--------------------------------------------------------------------- ----------
Exchange fees(1)                                                      none
--------------------------------------------------------------------- ----------

Annual fund operating expenses are deducted from the Portfolio's assets.
--------------------------------------------------------------------- ----------
Management fees                                                       0.25%
--------------------------------------------------------------------- ----------
Distribution and service (12b-1) fees                                 none
--------------------------------------------------------------------- ----------
Other expenses(2)                                                     0.51%
--------------------------------------------------------------------- ----------
Total annual fund operating expenses                                  0.76%
--------------------------------------------------------------------- ----------
Fee waivers and payments(3)                                           (0.21%)
--------------------------------------------------------------------- ----------
Net expenses                                                          0.55%
--------------------------------------------------------------------- ----------

This  example is  intended  to help you  compare  the cost of  investing  in the
Portfolio to the cost of investing in other mutual funds with similar investment
objectives.   We  show  the  cumulative  amount  of  Portfolio   expenses  on  a
hypothetical  investment  of  $10,000  with an annual  5%  return  over the time shown.(4) This example reflects the net operating  expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two  through  ten.  This is an example  only,  and does not  represent future expenses, which may be greater or less than those shown here.

----------------- ------------
1 year                     $56
----------------- ------------
3 years                   $222
----------------- ------------
5 years                   $402
----------------- ------------
10 years                  $923
----------------- ------------

This  example  is also based on a  hypothetical  investment  of $10,000  with an annual 5%  return  over the time  shown  but  assumes  the net  expenses  of the
Delaware Moderate Allocation Portfolio noted above. In this example we have also included an estimate of the average  aggregate total  operating  expenses of the
Delaware  Investments  Funds as described on page [_],  including any applicable fee  waiver.  When the  Portfolio  invests in any of these  funds,  it absorbs a portion of their  underlying  expenses.  This is an example  only,  and does not represent future expenses, which may be greater or less than those shown here.

----------------- ------------
1 year                    $137
----------------- ------------
3 years                   $469
----------------- ------------
5 years                   $826
----------------- ------------
10 years                $1,829
----------------- ------------

(1)  Exchanges  are subject to the  requirements  of each  Delaware  Investments
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses  during  the  current  fiscal  year  as  a  result  of  the expectation  that the  Portfolio  will not have to convene a  shareholders'
     meeting and issue a proxy statement during the upcoming fiscal year.

(3)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  January  31,  2007 in order to prevent  total  operating  expenses
     (excluding  taxes,  interest,  brokerage fees,  extraordinary  expenses and certain insurance costs) from exceeding 0.55% of average daily net assets.

(4)  The  Portfolio's  actual  rate of return  may be  greater  or less than the hypothetical 5% return we use here.

Profile: Delaware Conservative Allocation Portfolio

What are the Portfolio's goals?
The Delaware  Conservative  Allocation  Portfolio seeks a combination of current income and  preservation  of capital  with  capital  appreciation.  Although the
Portfolio will strive to meet its goals, there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest  primarily in shares of other Delaware  Investments  Funds,  including fixed-income and equity funds. We may also invest in individual  securities.  We use an  active  asset  allocation  approach  in  selecting  investments  for the
Portfolio. In striving to meet its objective, the Portfolio would typically have a larger percentage of its assets allocated to fixed-income funds and securities
(generally at least 45%) than to equity funds and securities (generally at least
20%).  The  Portfolio  may  allocate  up  to  10%  to  international  funds  and securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the securities in the  Portfolio's  portfolio.  This Portfolio is subject to the same risks as the  underlying  Delaware  Investments  Funds in which it invests.
Therefore,  to the extent that it invests in bonds and  fixed-income  funds,  it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and the  fixed-income  funds in the portfolio  will decline and the
Portfolio's  share value could decline as well. To the extent that it invests in equity funds and securities, it will be affected by declines in stock prices.

Because the Portfolio may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified fund and may be subject to greater risk than if it were  diversified.  However,  the  underlying
Delaware Investments Funds generally hold a broad mix of securities, which helps to reduce this risk.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page [_].

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Portfolio
o    Investors who are in the wealth  preservation  phase,  generally with lower risk tolerance.
o    Investors  in  the  pre-retirement  or  retirement  phase,  looking  for an increase in income.
o    Investors who want a portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a  professional  money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is capital appreciation.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

How has Delaware Conservative Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio. We show how the annual returns for the Portfolio have varied over the past eight  calendar  years as well as the average  annual returns for one-year, five-year and lifetime  periods.  The Portfolio's past  performance  (before and after  taxes) is not  necessarily  an  indication  of how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

--------- --------- --------- --------- --------- --------- --------- ---------
    1998      1999      2000      2001      2002      2003      2004      2005
--------- --------- --------- --------- --------- --------- --------- ---------
   6.49%     4.04%     1.40%    -1.28%    -5.02%    17.30%     7.33%     4.40%
--------- --------- --------- --------- --------- --------- --------- ---------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly  return was 9.26% for the quarter ended June 30, 2003 and its lowest quarterly return was -6.34% for the quarter ended September 30, 1998.

                                                                           Average annual returns for periods ending 12/31/05

------------------------------------------------------------------- --------------- ------------------------ ---------------------
Delaware Conservative Allocation Portfolio Institutional Class          1 year              5 years                 Lifetime*
(Inception 12/31/97)
------------------------------------------------------------------- --------------- ------------------------ ---------------------
Return before taxes                                                     4.40%                4.27%                    4.15%
------------------------------------------------------------------- --------------- ------------------------ ---------------------
Return after taxes on distributions                                     3.46%                3.25%                    2.78%
------------------------------------------------------------------- --------------- ------------------------ ---------------------
Return after taxes on distributions and sale of Portfolio shares        2.87%                3.03%                    2.69%
------------------------------------------------------------------- --------------- ------------------------ ---------------------
Lehman Brothers U.S. Aggregate Index                                    2.43%                5.87%                    6.16%
(reflects no deduction for fees, expenses, or taxes)
------------------------------------------------------------------- --------------- ------------------------ ---------------------

The  Portfolio's  above  returns are compared to the  performance  of the Lehman
Brothers U.S.  Aggregate  Index.  You should remember that unlike the Portfolio, the index is  unmanaged  and does not  include the actual  costs of  operating a mutual fund,  such as the costs of buying,  selling and holding  securities.  In addition,  the index is not a perfect  comparison to the Portfolio,  because the
Portfolio  invests in a variety of asset classes,  not represented in the index,
including  equity   securities,   international   securities  and  high-yielding
corporate bonds.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes.
The  after-tax  rate used is based on the  current tax  characterization  of the
elements  of  the  Portfolio's  returns  (e.g.,   qualified  vs.   non-qualified
dividends)  and may be  different  than the final tax  characterization  of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

* Lifetime returns are shown because the Portfolio and Institutional  Class have existed for less than ten years.

What are the Portfolio's fees and expenses?
This  table  describes  the  fees and  expenses  you may pay if you buy and hold shares  of the  Portfolio.  You do not pay  sales  charges  directly  from  your investments when you buy or sell shares of the Institutional Class.

------------------------------------------------------------------------ -------
Maximum sales charge (load) imposed on purchases as a percentage of      None
offering price
------------------------------------------------------------------------ -------
Maximum contingent deferred sales charge (load) as a percentage of       None
original purchase price or redemption price, whichever is lower
------------------------------------------------------------------------ -------
Maximum sales charge (load) imposed on reinvested dividends              None
------------------------------------------------------------------------ -------
Redemption fees                                                          None
------------------------------------------------------------------------ -------
Exchange fees(1)                                                         None
------------------------------------------------------------------------ -------

Annual fund operating expenses are deducted from the Portfolio's assets.

------------------------------------------------------------------------ -------
Management fees                                                          0.25%
------------------------------------------------------------------------ -------
Distribution and service (12b-1) fees                                    None
------------------------------------------------------------------------ -------
Other expenses(2)                                                        0.63%
------------------------------------------------------------------------ -------
Total annual fund operating expenses                                     0.88%
------------------------------------------------------------------------ -------
Fee waivers and payments(3)                                              (0.33%)
------------------------------------------------------------------------ -------
Net expenses                                                             0.55%
------------------------------------------------------------------------ -------

This  example is  intended  to help you  compare  the cost of  investing  in the
Portfolio to the cost of investing in other mutual funds with similar investment
objectives.   We  show  the  cumulative  amount  of  Portfolio   expenses  on  a
hypothetical  investment  of  $10,000  with an annual  5%  return  over the time shown.(4) This example reflects the net operating  expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two  through  ten.  This is an example  only,  and does not  represent future expenses, which may be greater or less than those shown here.

----------------- ------------
1 year                     $56
----------------- ------------
3 years                   $248
----------------- ------------
5 years                   $455
----------------- ------------
10 years                $1,054
----------------- ------------

This  example  is also based on a  hypothetical  investment  of $10,000  with an annual 5%  return  over the time  shown  but  assumes  the net  expenses  of the
Delaware Conservative  Allocation Portfolio noted above. In this example we have also included an estimate of the average  aggregate total operating  expenses of the  Delaware  Investments  Funds  as  described  on  page  [_],  including  any applicable fee waiver, if any. When the Portfolio invests in any of these funds, it absorbs a portion of their underlying expenses.  This is an example only, and does not  represent  future  expenses,  which may be  greater or less than those shown here.

----------------- ------------
 1 year                   $132
----------------- ------------
3 years                   $481
----------------- ------------
5 years                   $853
----------------- ------------
10 years                $1,900
----------------- ------------

(1)  Exchanges  are subject to the  requirements  of each  Delaware  Investments
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses  during  the  current  fiscal  year  as  a  result  of  the expectation  that the  Portfolio  will not have to convene a  shareholders'
     meeting and issue a proxy statement during the upcoming fiscal year.

(3)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  January  31,  2007 in order to prevent  total  operating  expenses
     (excluding  taxes,  interest,  brokerage fees,  extraordinary  expenses and certain insurance costs) from exceeding 0.55% of average daily net assets.

(4)  The  Portfolio's  actual  rate of return  may be  greater  or less than the hypothetical 5% return we use here.

Other expenses paid by the Portfolios

Because the Portfolios  invest  primarily in other Delaware  Investments  Funds, they will be shareholders  of those funds.  Like all  shareholders,  a Portfolio will bear a proportionate share of any management fees and other expenses of the funds it holds.  These fees, which are deducted from the underlying funds before their share  prices are  calculated,  are in  addition to the fees and  expenses described in each Portfolio  profile.  Depending on which funds are held in each
Portfolio,  the fees will vary over time.  However, in order to give you an idea of what these fees might be, we have  calculated  an average  expense  ratio for each Portfolio,  based on the expense ratios of the Delaware  Investments  Funds for each of their most recent fiscal years and each  Portfolio's  allocations as of September 30, 2005. Based on these  hypothetical  calculations,  the combined average expense ratio of the Delaware Investments Funds that is borne by each of the Portfolios, including any applicable fee waiver, would have been as follows:

                         Aggressive Allocation Portfolio      0.87%
                         Moderate Allocation Portfolio        0.79%
                         Conservative Allocation Portfolio    0.75%

Expenses will differ  depending on how the Portfolios  allocate assets among the
Delaware Investments Funds.

How we manage the Portfolios

Our investment strategies
In  order to meet  the  changing  needs of  investors  throughout  their  lives,
Delaware  Foundation Funds offer three different  portfolios with varying levels of income and growth  potential and  corresponding  variations in risk. From the most  conservative  (the  Delaware  Conservative  Allocation  Portfolio)  to the
moderate (the Delaware  Moderate  Allocation  Portfolio) to the most  aggressive
(the Delaware Aggressive Allocation Portfolio),  each Portfolio relies on active asset allocation and invests in a select group of Delaware  Investments Funds as it strives to attain its objective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Each  Portfolio  is  a  type  of  mutual  fund  known  as  a  fund-of-funds.   A
fund-of-funds  typically  invests in other mutual  funds rather than  individual securities. The potential benefits of such a strategy are three-fold:

1.   An extra layer of  diversification  by investing in a number of  underlying funds that, in turn, invest in a broadly  diversified  number of individual securities;
2.   Access to the  investment  expertise  of multiple  portfolio  managers  and analysts who work on the underlying funds; and
3.   A professional portfolio manager who makes asset allocation decisions.

We offer the Portfolios  because we believe that a fund-of-funds is an efficient way to provide active asset  allocation  services to meet the needs of investors at  various  stages of their  life and wealth  accumulation.  Our  active  asset allocation strategy begins with an evaluation of three key factors:

o    the  expected  return  of  specific  asset  classes  such  as  equities  or fixed-income securities;
o    the expected volatility or degree to which returns of each asset class have varied from one period to the next; and
o    the correlation of various asset classes,  that is, the degree to which two asset classes move up or down together.

After using this  information  to determine how much of each  Portfolio  will be allocated  to a  particular  asset  class,  we  then  select  specific  Delaware
Investments  Funds for  investment.  We have  identified a select group of funds that suit the allocation strategies of the Portfolios and have grouped them into four broad asset classes.

The Delaware  Investments Funds we typically invest in are listed below in their respective  asset  classes.  Groupings  are  approximate  and  based on the core strategy of each individual  fund.  Management may add or delete funds from this list without shareholder approval.

Delaware Investments Funds available to the Portfolios

U.S. Equity
Delaware Growth Opportunities Fund                    Delaware Small Cap Core Fund
                                                         (formerly Delaware Small Cap Contrarian Fund)
Delaware Large Cap Growth Fund                        Delaware Small Cap Value Fund*
   (formerly Delaware Diversified Growth Fund)
Delaware Value Fund                                   Delaware Trend Fund
Delaware REIT Fund                                    Delaware U.S. Growth Fund
Delaware Select Growth Fund

International Equity
Delaware Emerging Markets Fund                        Delaware International Small Cap Value Fund*
Delaware International Value Equity Fund

Fixed-Income
Delaware American Government Bond Fund                Delaware Inflation Protected Bond Fund
Delaware Corporate Bond Fund                          Delaware High-Yield Opportunities Fund
Delaware Delchester Fund                              Delaware Limited-Term Government Fund
Delaware Extended Duration Bond Fund

Money Market
Delaware Cash Reserve

*As of March 30, 2006, this Fund will be named the "Delaware Global Value Fund".

Once we  select  appropriate  investments  for each  Portfolio,  we  continually monitor the market and economic  environments,  the risk/reward profiles of each asset class and the  performance of individual  funds.  We actively  adjust each
Portfolio, striving to meet its investment objective.

The Portfolios' investment objectives are non-fundamental.  This means the Board of Trustees may change an objective without obtaining  shareholder  approval. If an objective were changed, we would notify shareholders before the change became effective.

The securities we typically invest in

---------------------------------- ------------------------------------------------------
           Securities                                 How we use them
---------------------------------- ------------------ ----------------- -----------------
                                   Delaware           Delaware          Delaware
                                   Aggressive         Moderate          Conservative
                                   Allocation         Allocation        Allocation
                                   Portfolio          Portfolio         Portfolio
---------------------------------- ------------------ ----------------- -----------------
 U.S. equity funds or U.S.         45% to 75% of      35% to 65% of     20% to 50% of
 equity securities  may include    Assets             Assets            Assets
 Delaware Investments Funds in
 the equity asset class or
 individual equity securities.
---------------------------------- ------------------------------------------------------
                                   Each Portfolio may invest in one or more of the
                                   mutual funds listed below.
---------------------------------- ------------------------------------------------------
Delaware Growth Opportunities      Delaware Growth Opportunities Fund seeks long-term
Fund                               capital growth. It invests primarily in common
                                   stocks of medium-sized companies believed to have
                                   growth potential.
---------------------------------- ------------------------------------------------------

---------------------------------- ------------------------------------------------------
Delaware Large Cap Growth Fund     Delaware Large Cap Growth Fund seeks capital
                                   appreciation. It invests primarily in large
                                   companies believed to have growth potential.

---------------------------------- ------------------------------------------------------
Delaware Value Fund                Delaware Value Fund seeks capital appreciation with
                                   current income as a secondary objective. It invests
                                   primarily in dividend-paying stocks and
                                   income-producing securities that are convertible
                                   into common stocks.
---------------------------------- ------------------------------------------------------
Delaware REIT Fund                 Delaware REIT Fund seeks maximum long-term total
                                   return, with capital appreciation as a secondary
                                   objective. It invests primarily in real estate
                                   investment trusts (REITs) and other companies that
                                   are principally engaged in the real estate industry.

---------------------------------- ------------------------------------------------------
Delaware Select Growth Fund        Delaware Select Growth Fund seeks long-term capital
                                   appreciation, which the Fund attempts to achieve by
                                   investing primarily in equity securities of
                                   companies of all sizes believed to have the
                                   potential for high earnings growth.

---------------------------------- ------------------------------------------------------
Delaware Small Cap Core Fund       Delaware Small Cap Core Fund seeks long-term capital
                                   appreciation.  It invests primarily in stocks of
                                   small companies that are believed to have a
                                   combination of attractive valuations, growth
                                   prospects and strong cash flows.

---------------------------------- ------------------------------------------------------
Delaware Small Cap Value Fund      Delaware Small Cap Value Fund seeks capital
                                   appreciation. It invests primarily in small cap
                                   companies that are believed to be undervalued.

---------------------------------- ------------------------------------------------------
Delaware Trend Fund                Delaware Trend Fund seeks capital appreciation by
                                   investing primarily in securities of emerging or
                                   other growth-oriented companies. It focuses on small
                                   companies that are believed to be responsive to
                                   changes in the marketplace and that have the
                                   fundamental characteristics to support continued
                                   growth.

---------------------------------- ------------------------------------------------------
Delaware U.S. Growth Fund          Delaware U.S. Growth Fund seeks maximum capital
                                   appreciation by investing in companies of all sizes
                                   which have low dividend yields, strong balance
                                   sheets and high expected earnings growth rates
                                   relative to their industry.

---------------------------------- ------------------------------------------------------
Fixed-income funds or              5% to 35% of Assets   25% to 55% of     45% to 75%
fixed-income securities may                              Assets            of Assets
include Delaware Investments
Funds in the fixed-income asset
class or individual fixed-income
securities.
---------------------------------- --------------------- ----------------- --------------
                                   Each Portfolio may invest in one or more of the
                                   mutual funds listed below.

---------------------------------- ------------------------------------------------------
Delaware American Government       Delaware American Government Bond Fund seeks high
Bond Fund                          current income consistent with safety of principal
                                   by investing primarily in debt obligations issued or
                                   guaranteed by the U.S. government, its agencies or
                                   instrumentalities, including mortgage-backed
                                   securities.

---------------------------------- ------------------------------------------------------
Delaware Corporate Bond Fund       Delaware Corporate Bond Fund seeks total return. It
                                   invests primarily in investment grade corporate
                                   bonds of intermediate duration (between four and
                                   seven years).

---------------------------------- ------------------------------------------------------
Delaware Delchester Fund           Delaware Delchester Fund seeks total return and, as
                                   a secondary objective high current income. It
                                   invests primarily in high-yield, higher risk
                                   corporate bonds, commonly known as "junk bonds."

---------------------------------- ------------------------------------------------------

---------------------------------- ------------------------------------------------------
           Securities                                 How we use them
--------------------------------- -------------------------------------------------------
                                   Delaware           Delaware          Delaware
                                   Aggressive         Moderate          Conservative
                                   Allocation         Allocation        Allocation
                                   Portfolio          Portfolio         Portfolio
---------------------------------- ------------------ ----------------- -----------------
Delaware Extended Duration Bond    Delaware Extended Duration Bond Fund seeks total
Fund                               return. It invests primarily in investment grade
                                   corporate bonds of relatively longer duration
                                   (between eight and eleven years).

---------------------------------- ------------------------------------------------------
Delaware High-Yield                Delaware High-Yield Opportunities Fund seeks total
Opportunities Fund                 return and, as a secondary objective, high current
                                   income. It invests primarily in high-yield, higher
                                   risk corporate bonds, commonly known as "junk bonds."
---------------------------------- ------------------------------------------------------
Delaware Limited-Term Government   Delaware Limited-Term Government Fund seeks a high
Fund                               stable level of income, while attempting to minimize
                                   fluctuations in principal and provide maximum
                                   liquidity. It invests primarily in short and
                                   intermediate-term fixed-income securities issued or
                                   guaranteed by the U.S. government as well as
                                   instruments backed by those securities.

---------------------------------- --------------------- ----------------- --------------
Money market funds or money        0-35% of Assets       0-35% of Assets   0-35% of
market securities may include                                              Assets
Delaware Cash Reserve Fund, a
money market fund, individual
money market securities or
repurchase agreements.

---------------------------------- --------------------- ----------------- --------------
Delaware Cash Reserve              Delaware Cash Reserve seeks maximum current income,
                                   while preserving principal and maintaining
                                   liquidity. As a money market fund, it invests in
                                   highly liquid money market instruments.

---------------------------------- ------------------------------------------------------
Repurchase agreements:  An         The Portfolios may use overnight repurchase
agreement between a buyer, such    agreements to invest cash prior to investing it in
as a Portfolio, and seller of      other funds or securities, or for temporary
securities in which the seller     defensive purposes. A Portfolio will only enter into
agrees to buy the securities       repurchase agreements in which the collateral is
back within a specified time at    comprised of U.S. government securities.
the same price the buyer paid
for them, plus an amount equal
to an agreed upon interest rate.
Repurchase agreements are often
viewed as equivalent to cash.

---------------------------------- --------------------- ----------------- --------------
International equity funds or      10%-30% of Assets     5% to 20% of      0-10% of
international equity securities                          Assets            Assets
may include Delaware Investments
Funds in the international
equity asset class or individual
international equity securities.

---------------------------------- ------------------------------------------------------
                                   Each Portfolio may invest in one or more of the
                                   mutual funds listed below.
---------------------------------- ------------------------------------------------------
Delaware Emerging Markets Fund     Delaware Emerging Markets Fund seeks long-term
                                   capital appreciation.  It invests primarily in
                                   equity securities of companies located in
                                   under-developed, emerging market countries.

---------------------------------- ------------------------------------------------------
Delaware International Value       Delaware International Value Equity Fund seeks
Equity Fund                        long-term growth without undue risk to principal.
                                   It invests primarily in equity securities of
                                   companies located in developed or emerging market
                                   countries that provide the potential for capital
                                   appreciation and income that are believed to be
                                   undervalued.

---------------------------------- ------------------------------------------------------
Delaware International Small Cap   Delaware International Small Cap Value Fund seeks
Value Fund                         long-term capital appreciation.  It invests
                                   primarily in equity securities of small companies
                                   located in developed countries that are believed to
                                   be undervalued.

---------------------------------- ------------------------------------------------------

---------------------------------- ------------------------------------------------------
           Securities                                 How we use them
---------------------------------- ------------------------------------------------------
                                   Delaware           Delaware          Delaware
                                   Aggressive         Moderate          Conservative
                                   Allocation         Allocation        Allocation
                                   Portfolio          Portfolio         Portfolio
---------------------------------- ------------------ ----------------- -----------------
Other types of securities which
may be held by the Portfolios.

---------------------------------- ------------------------------------------------------
Options and futures: Options
represent a right to buy or sell   We might use options or futures to gain exposure to
a security or group of             a particular market segment without purchasing
securities at an agreed upon       individual funds or securities in that segment.  We
price at a future date. The        might use this approach if we had excess cash that
purchaser of an option may or      we wanted to invest quickly or to make an investment
may not choose to go through       without disrupting one of the other Delaware
with the transaction; the seller   Investments Funds.
of an option must go through
with the transaction if the        We might also use options or futures to neutralize
option is exercised.               the effect of potential price declines without
                                   selling securities.
Futures contracts are agreements
for the purchase or sale of a      Use of these strategies can increase the operating
security or group of securities    costs of the Portfolios and can lead to loss of
at a specified price, on a         principal.
specified date.  Unlike an
option, a futures contract must
be executed unless it is sold
before the settlement date.

Options and futures are
generally considered to be
derivative securities.
---------------------------------- ------------------------------------------------------

Borrowing from banks
The  Portfolios  may  borrow  money as a  temporary  measure  for  extraordinary purposes or to  facilitate  redemptions.  Borrowing  money  could  result in the
Portfolios being unable to meet their investment objectives.

Temporary defensive positions
The  Portfolios are permitted to make  temporary  investments in bonds,  cash or cash  equivalents  and may  allocate  100% of their net assets to Delaware  Cash
Reserve in  response  to  unfavorable  market  conditions.  To the extent that a
Portfolio holds these securities, it may be unable to achieve its objective.

Portfolio turnover
Though we anticipate that each of the Portfolios  will have an annual  portfolio turnover of less than 100%,  some of the funds that the Portfolios may invest in have turnover  rates greater than 100%. A turnover rate of 100% would occur if a fund sold and replaced  securities  valued at 100% of its net assets  within one year. High turnover rates in the individual  funds held by the Portfolios  could result in increased transaction costs and tax liability for investors.

More about the Portfolios

Guidelines  for purchasing  and redeeming  shares of other Delaware  Investments
Funds

Following is important  information about how the Portfolios operate,  which you should consider when evaluating the Portfolios.

o    Each  Portfolio  will invest in the  institutional  class shares of certain
     Delaware Investments Funds. When investing in Delaware Cash Reserve,  Class
     A will be used.  This  means the  Portfolios  will pay no sales  charges or
     12b-1 distribution fees on any of the shares of Delaware  Investments Funds that they purchase.

o    Each Portfolio will bear its proportionate  share of fees and expenses that apply to the institutional  classes of the Delaware  Investments Funds they hold.

o    Any performance  reported for the Portfolios will include the impact of all fund expenses, whether they are related to the Portfolios or the underlying funds they invest in.

o    We have adopted Asset  Allocation  Guidelines  for our purchase and sale of other  Delaware  Investments  Funds.  If  the  manager  of  the  Portfolios anticipates  that a purchase or  redemption  will  disrupt  the  investment strategies  of an  underlying  fund,  the  manager  will  confer  with  the portfolio  managers  of that  fund to  determine  how to  minimize  adverse affects on both funds.  Such steps might include  staggering the timing and amounts of the transactions.  As a result, the Portfolios might not be able to purchase or redeem  shares of other  Delaware  Investments  Funds at the time or in the amounts that the manager would otherwise prefer.  This could decrease the total return or increase the volatility of each Portfolio.

o    Because  many  Delaware  Investments  Funds are  managed  independently  by different individuals or investment teams, there is no overall coordination of purchases and sales of individual securities.  Therefore, it is possible that one of the funds  held by a  Portfolio  or the  Portfolios  themselves might be acquiring  securities  at the same time  another is selling  them.
     This could increase transaction costs.

The risks of investing in the  Portfolios  Investing in any mutual fund involves risk,  including  the risk  that you may  receive  little  or no  return on your investment,  and the risk that you may lose part or all of the money you invest.
Before you invest in the  Portfolios  you should  carefully  evaluate the risks.
Because of the nature of the Portfolios,  you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Portfolios.  Please see the Statement of Additional Information
(SAI) for further discussion of these risks and other risks not discussed here.

----------------------------- -----------------------------------------------------------------
           Risks                Degree to which the Portfolios are subject to this risk and
                                              How we strive to manage the risk
----------------------------- ---------------------- -------------------- ---------------------
                              Delaware Aggressive    Delaware Moderate    Delaware
                              Allocation Portfolio   Allocation           Conservative
                                                     Portfolio            Allocation
                                                                          Portfolio
----------------------------- -----------------------------------------------------------------
Market risk is the risk       Most of the underlying Delaware Investments Funds and the
that all or a majority of     Portfolios themselves are subject to this risk. In all
the securities in a certain   Portfolios, we generally maintain a long-term investment
market -- like the stock or   approach and focus on securities we believe can appreciate over
bond market -- will decline   an extended time frame regardless of interim market
in value because of factors   fluctuations. Though we may hold securities for any amount of
such as economic              time, we generally do not trade for short-term purposes.
conditions, future
expectations or investor      Each Portfolio may hold a substantial part of its assets in
confidence.                   cash or cash equivalents as a temporary, defensive strategy.

----------------------------- -----------------------------------------------------------------
Industry risk is the risk     Most of the underlying Delaware Investments Funds and the
that the value of             Portfolios themselves are subject to these risks.  Delaware
securities in a particular    REIT Fund is particularly sensitive to changes in the real
industry will decline         estate market.  The underlying funds generally hold a number of
because of changing           different securities spread across various sectors. The
expectations for the          Portfolios also follow a rigorous selection process before
performance of that           choosing securities and continually monitor them while they
industry.                     remain invested.  This, combined with the fact that the
                              Portfolios will hold at least four different Delaware
Security risk is the risk     Investments Funds, typically representing different asset
that the value of an          classes, should help to reduce industry and security risk.
individual stock or bond
will decline because of
changing expectations for
the performance of the
individual company issuing
the stock.

----------------------------- -----------------------------------------------------------------
Small company risk is the     Several of the International Equity and U.S. Equity funds are
risk that prices of smaller   subject to this risk.  These Funds maintain well-diversified
companies may be more         portfolios, select stocks carefully and monitor them
volatile than larger          continually.  In determining the asset allocation for the
companies because of          Portfolios, the manager will evaluate the current risk and
limited financial resources   reward potential of small-cap stocks and make allocation
or dependence on narrow       decisions accordingly.
product lines.
----------------------------- -----------------------------------------------------------------

----------------------------- -----------------------------------------------------------------
           Risks                Degree to which the Portfolios are subject to this risk and
                                              How we strive to manage the risk
----------------------------- ---------------------- -------------------- ---------------------
                              Delaware Aggressive    Delaware Moderate    Delaware
                              Allocation Portfolio   Allocation           Conservative
                                                     Portfolio            Allocation
                                                                          Portfolio
----------------------------- ---------------------- -------------------- ---------------------
                              The Aggressive         The Moderate         The Conservative
                              Allocation Portfolio   Allocation           Allocation
                              will generally have    Portfolio will       Portfolio will
                              significant exposure   have moderate        generally have less
                              to this risk, due to   exposure to this     exposure to this
                              its greater emphasis   risk.                risk due to its
                              on equities.                                reduced emphasis on
                                                                          equity securities.
----------------------------- ---------------------- -------------------- ---------------------

----------------------------- -----------------------------------------------------------------
           Risks                Degree to which the Portfolios are subject to this risk and
                                              How we strive to manage the risk
----------------------------- ---------------------- -------------------- ---------------------
                              Delaware Aggressive    Delaware Moderate    Delaware
                              Allocation Portfolio   Allocation           Conservative
                                                     Portfolio            Allocation
                                                                          Portfolio
----------------------------- ---------------------- -------------------- ---------------------
Interest rate risk is the     This is generally the most significant risk for Fixed-Income
risk that securities will     funds.  In striving to manage this risk, managers of Delaware
decrease in value if          Fixed-Income funds will typically monitor economic conditions
interest rates rise. The      and the interest rate environment.  They will also usually keep
risk is generally             the average maturity of a fund as short as is prudent, in
associated with bonds;        keeping with the individual fund's investment objective.
however, because smaller
companies often borrow        The Delaware Investments Funds listed on page [__] that are
money to finance their        subject to small company risk may also be subject to this risk.
operations, they may be       The managers of these Funds consider the potential effect that
adversely affected by         rising interest rates might have on a stock before the stock is
rising interest rates.        purchased.

                              The Aggressive         The Moderate         For the
                              Allocation Portfolio   Allocation           Conservative
                              will generally have    Portfolio will       Allocation
                              moderate exposure to   generally have       Portfolio, this is
                              this risk due to its   moderate exposure    a significant risk
                              lesser emphasis on     to this risk.        due to its
                              fixed-income funds     Though it will       substantial
                              and securities.        have a               allocation to
                              Though it will have    fixed-income         fixed-income funds
                              holdings of small      allocation and       and securities.
                              companies, these may   holdings of small
                              be balanced by         companies, these
                              equity holdings of     may be balanced by
                              larger companies.      equity holdings of
                                                     larger companies.
----------------------------- -----------------------------------------------------------------
Credit risk is the risk       Each of the Delaware Investments Funds investing primarily in
that a bond's issuer might    fixed-income securities is subject to some degree of credit
be unable to make timely      risk. This is less substantial for high-quality,
payments of interest and      government-oriented funds and more significant for funds that
principal.                    invest in lower quality bonds.

Investing in so-called
"junk" or "high-yield"
bonds entails greater risk
of principal loss than the
risk involved in investment
grade bonds.

                              For the Aggressive     For the Moderate     For the
                              Allocation             Allocation           Conservative
                              Portfolio, this is a   Portfolio, this is   Allocation
                              less significant       a moderate risk.     Portfolio, this may
                              risk due to its        Though it probably   be a significant
                              reduced emphasis on    will invest in       risk because the
                              fixed-income           high yield bond      Portfolio may have
                              securities.            funds, these         a substantial
                                                     holdings may be      allocation to high
                                                     balanced by an       yield bond funds.
                                                     allocation to U.S.
                                                     Equity funds or
                                                     higher-quality
                                                     bond funds.
----------------------------- ---------------------- -------------------- ---------------------

----------------------------- -----------------------------------------------------------------
           Risks                Degree to which the Portfolios are subject to this risk and
                                              How we strive to manage the risk
----------------------------- ---------------------- -------------------- ---------------------
                              Delaware Aggressive    Delaware Moderate    Delaware
                              Allocation Portfolio   Allocation           Conservative
                                                     Portfolio            Allocation
                                                                          Portfolio
----------------------------- ---------------------- -------------------- ---------------------
Prepayment risk is the risk   Prepayment risk can be a significant risk to Fixed-Income funds
that the principal on a       that have a large percentage of holdings in mortgage
bond that is held by a fund   securities.  In order to manage this risk, when we think
will be prepaid prior to      interest rates are low, or that rates will be declining,
maturity at a time when       managers of these funds typically look for mortgage securities
interest rates are lower      that they believe are less likely to be prepaid.  The
than what that bond was       Portfolios will be more or less subject to this risk depending
paying. A fund would then     on how much they have allocated to Delaware Investments FundS
have to reinvest that money   that hold a large percentage of mortgage securities.
at a lower interest rate.
                              For the Aggressive     For the Moderate     For the
                              Allocation Portfolio   Allocation           Conservative
                              there is low           Portfolio there is   Allocation
                              exposure to this       relatively low       Portfolio, this
                              risk due to a          exposure to this     could be a
                              reduced emphasis on    risk, due to its     significant risk
                              the fixed-income       balanced approach    due to its greater
                              asset class.           and allocation to    focus on the
                                                     equity securities.   fixed-income asset
                                                                          class.
----------------------------- -----------------------------------------------------------------
Futures and options risk is   Each of the Portfolios and many of the Delaware Investments
the possibility that a fund   Funds may use options and futures for defensive purposes, such
may experience a loss if it   as to protect gains in the portfolio without actually selling a
employs an options or         security, or to gain exposure to a particular market segment
futures strategy related to   without purchasing individual securities in the segment.
a security or a market
index and that security or
index moves in the opposite
direction from what the
manager anticipated.
Futures and options also
involve additional
expenses, which could
reduce any benefit or
increase any loss that fund
gains from using the
strategy.

----------------------------- -----------------------------------------------------------------
Foreign risk is the risk      Many of the Delaware Investments Funds invest some or all of
that foreign securities may   their assets in foreign securities.  Though each of the
be adversely affected by      Portfolios may invest in international funds or international
political instability,        securities, they only may invest a limited portion of their net
changes in currency           assets in international funds as described below.  Holding both
exchange rates, inefficient   international and domestic securities in a well-allocated
markets, foreign economic     portfolio may actually help to reduce overall portfolio risk
conditions, lack of           since these types of securities may experience different
information or inadequate     performance cycles.
regulatory and accounting
standards.
                              The Aggressive         The Moderate         The Conservative
                              Allocation Portfolio   Allocation           Allocation
                              has moderate           Portfolio has        Portfolio has low
                              exposure to this       moderate exposure    exposure to this
                              risk, since            to this risk,        risk because
                              international          since                international
                              holdings may range     international        holdings are
                              from 10% to 30% of     holdings may range   limited to 10% of
                              net assets.            from 5% to 20% of    net assets.
                                                     net assets.
----------------------------- ---------------------- -------------------- ---------------------

----------------------------- -----------------------------------------------------------------
           Risks                Degree to which the Portfolios are subject to this risk and
                                              How we strive to manage the risk
----------------------------- ---------------------- -------------------- ---------------------
                              Delaware Aggressive    Delaware Moderate    Delaware
                              Allocation Portfolio   Allocation           Conservative
                                                     Portfolio            Allocation
                                                                          Portfolio
----------------------------- ---------------------- -------------------- ---------------------
Emerging markets risk is      Several of the International Equity funds are subject to this
the possibility that the      risk. These funds carefully select securities within emerging
risks associated with         markets and strive to consider all relevant risks associated
international investing       with an individual company. When deciding how much to allocate
will be greater in emerging   to these funds, the Portfolios' manager will consider whether
markets than in more          the potential rewards of investing in these funds outweigh the
developed foreign markets     potential risks.
because, among other
things, emerging markets
may have less stable
political and economic
environments.

                              The Aggressive         The Moderate         The Conservative
                              Allocation Portfolio   Allocation           Allocation
                              has moderate           Portfolio has        Portfolio has low
                              exposure to this       moderate exposure    exposure to this
                              risk, since            to this risk,        risk because
                              international          since                international
                              holdings may range     international        holdings are
                              from 10% to 30% of     holdings may range   limited to 10% of
                              net assets.            from 5% to 20% of    net assets.
                                                     net assets.
----------------------------- -----------------------------------------------------------------
Currency risk is the risk     Each of the International Equity funds is subject to this risk
that the value of a fund's    and may try to hedge currency risk by purchasing foreign
investments may be            currency exchange contracts.  By agreeing to purchase or sell
negatively affected by        foreign securities at a pre-set price on a future date, the
changes in foreign currency   International Equity funds strive to protect the value of the
exchange rates.  Adverse      securities they own from future changes in currency rates.  The
changes in exchange rates     International Equity funds will use forward currency exchange
may reduce or eliminate any   contracts only for defensive measures, not to enhance portfolio
gains produced by             returns.  However, there is no assurance that a strategy such
investments that are          as this will be successful.
denominated in foreign
currencies and may increase
any losses.
                              The Aggressive         The Moderate         The Conservative
                              Allocation Portfolio   Allocation           Allocation
                              has moderate           Portfolio has        Portfolio has
                              exposure to this       moderate exposure    minimal exposure to
                              risk, since            to this risk,        this risk because
                              international          since                international
                              holdings may range     international        holdings are
                              from 10% to 30% of     holdings may range   limited to 10% of
                              net assets.            from 5% to 20% of    net assets.
                                                     net assets.
----------------------------- -----------------------------------------------------------------
Non-diversified risk:         Each of the Portfolios, as well as several of the Delaware
Non-diversified funds have    Investments Funds they may hold, are non-diversified funds
the flexibility to invest     subject to this risk. Nevertheless, we typically hold shares of
as much as 50% of their       at least four different Delaware Investments Funds, which in
assets in as few as two       turn hold a number of securities representing a variety of
issuers, provided no single   different issuers or industry sectors. Though we are
issuer accounts for more      technically subject to non-diversified risk, we do not believe
than 25% of the portfolio.    it will have a substantial impact on the Portfolios.
The remaining 50% of the
portfolio must be
diversified so that no more
than 5% of a fund's assets
is invested in the
securities of a single
issuer. When a fund invests
its assets in fewer
issuers, the value of fund
shares may increase or
decrease more rapidly than
if the fund were fully
diversified.

----------------------------- -----------------------------------------------------------------
Liquidity risk is the         Each of the Portfolios' exposure to illiquid securities is
possibility that securities   limited to 15% of net assets.  For each of the Delaware
cannot be readily sold        Investments Funds, exposure to illiquid securities is limited
within seven days at          to 10% or 15% of net assets.
approximately the price
that a fund has valued them.
----------------------------- -----------------------------------------------------------------

Disclosure of portfolio holdings
A description of the  Portfolios'  policies and  procedures  with respect to the
disclosure  of  the  Portfolios'   portfolio  securities  is  available  in  the
Portfolios' SAI.

Who manages the Portfolios

Investment manager The Portfolios are managed by Delaware  Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware  Management  Holdings,  Inc. Delaware  Management Company
manages each  Portfolio's  assets by allocating a  Portfolio's  assets among the
Delaware  Investments  Funds.  The management  services  include  monitoring the
Delaware  Investments  Funds in order to determine  whether  they are  investing their assets in a manner that is consistent with the asset classes  targeted for investment  by each  Portfolio.  Delaware  Management  Company also oversees the
Portfolios'  direct investment in securities,  manages the Portfolios'  business affairs and provides daily  administrative  services.  For these  services,  the manager was paid 0.02%,  0.04% and 0% as a percentage of daily net assets during the last fiscal year for the Delaware Aggressive Allocation Portfolio,  Delaware
Moderate Allocation Portfolio and Delaware  Conservative  Allocation  Portfolio,
respectively, due to an expense limitation in effect for the Portfolios.

A discussion of the basis for the Board of Trustees' approval of the Portfolios'
investment  advisory  contract is available in the Portfolios'  annual report to shareholders for the period ended September 30, 2005.

Portfolio  managers Patrick P. Coyne assumed primary  responsibility  for making day-to-day  investment  decisions for the Portfolios on May 7, 2004. When making investment  decisions  for each  Portfolio,  Mr. Coyne  regularly  consults with
Christopher  S.  Adams,  Francis X.  Morris,  Donald G.  Padilla  and Michael S.
Morris.

Patrick P. Coyne,  Executive  Vice  President/Managing  Director/Head  of Equity
Investments,  holds a magna cum laude  degree in European  History and  Classics
from  Harvard   University  and  an  MBA  in  Finance  from  the  University  of
Pennsylvania's  Wharton  School of  Business.  He began his career with  Kidder,
Peabody & Co., where he managed the firm's trading desk for four years.  In 1989 he joined  Delaware  Investments,  where he now heads up the  equity  investment department while co-managing mutual funds and nuclear decommissioning  accounts.
Mr. Coyne is a member of the Municipal Bond Club of Philadelphia.

Christopher  S.  Adams,  Vice  President/Portfolio  Manager  and  Senior  Equity
Analyst,  is a member of the  portfolio  construction  group within the Delaware
Structured  Products  Team.  He performs  analysis  and  research to support the portfolio  management  function.  He joined  Delaware  Investments in 1995 after several  years'  experience in the financial  services  industry in the U.S. and
U.K.  Mr.  Adams  holds both a  bachelor's  and  master's  degree in history and economics from Oxford University, England and received a MBA with dual majors in finance and insurance/risk management from the Wharton School of Business at the
University of Pennsylvania. He is a CFA charterholder.  Mr. Adams is a member of the CFA Institute and a Director of the Financial Analysts of Philadelphia.

Francis X. Morris,  Director of Fundamental  Research/Senior  Portfolio Manager,
holds a bachelor's degree in finance from Providence College in Rhode Island and an MBA from Widener University in Pennsylvania. He has been managing mutual fund
portfolios  at  Delaware   Investments  since  1999  and  institutional   equity
portfolios  at Delaware  Investments  since 1997.  He has 22 years of investment management  experience.  Mr. Morris came to Delaware  Investments from PNC Asset
Management  where he served  as a  securities  analyst,  portfolio  manager  and
Director of Equity Research.  He is past president of the Financial  Analysts of
Philadelphia.

Donald  G.  Padilla,  Vice  President/Equity  Analyst  II,  is a  member  of the portfolio  construction group within the Delaware  Structured  Products Team. He performs analysis and research to support the portfolio management function.  He joined Delaware Investments in 1994 as an Assistant  Controller  responsible for treasury  functions,  including managing corporate cash investments,  developing financial models and the financial operations of the Lincoln Life 401k annuities segment.  Prior to joining Delaware  Investments in 1994, Mr. Padilla worked for ten years at The Vanguard Group.  Mr. Padilla received a BS degree in Accounting from Lehigh  University.  He is a CFA  charterholder.  He is a member of the CFA
Institute and the Philadelphia Society of Financial Analysts.

Michael S. Morris, Vice President/Portfolio Manager, is portfolio manager on the
Delaware Core Equity team.  Prior to joining  Delaware  Investments  in 1999, he worked as a Senior  Equity  Analyst  at  Newbold's  Asset  Management,  covering financial  stocks.  He began his investment  career as equity analyst in 1993 at
Ohio Casualty Corporation.

Mr.  Morris  holds a  bachelor's  of  science  degree in  Finance  from  Indiana
University.  Mr.  Morris  is a CFA  Charterholder  and a member  of the Bank and
Financial Analysis Association.

The SAI for the Portfolios provides additional  information about each portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Portfolios.

Who's who?
This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                  The Portfolios                    Brooklyn, NY 11245

                                   Distributor                              Service agent
                                   Delaware Distributors, L.P.              Delaware Service Company, Inc.
                                   2005 Market Street                       2005 Market Street
                                   Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
Portfolio managers
(see page [_] for details)
                                                            Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's investment manager and distributor.  However,  the Portfolios rely on certain  exemptive rules created by the SEC that require their Board of Trustees to be comprised of a majority of such independent  Trustees.  These  independent fund Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily  responsible  for  promoting  the  sale of  Portfolio  shares  through broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Portfolios

Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover individual retirement accounts from such plans;

o    tax-exempt  employee  benefit  plans  of  the  Portfolios'  manager  or its affiliates and of securities dealer firms with a selling agreement with the distributor;

o    institutional   advisory  accounts  of  the  Portfolios'  manager,  or  its affiliates and those having client  relationships with Delaware  Investment
     Advisers,  another series of Delaware  Management  Business  Trust,  or its affiliates  and  their  corporate  sponsors,  as well as  subsidiaries  and related employee benefit plans and rollover individual  retirement accounts from such institutional advisory accounts;

o    a bank, trust company and similar financial  institution,  including mutual funds managed by the Portfolios' investment manager,  investing for its own account or for the account of its trust  customers  for whom the  financial institution is exercising investment discretion in purchasing shares of the
     Class,  except  where the  investment  is part of a program  that  requires payment to the financial institution of a Rule 12b-1 Plan fee; or

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients.

How to buy shares

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the
Portfolio  and class of shares you wish to  purchase,  to Delaware  Investments,
2005 Market Street,  Philadelphia,  PA 19103-7094.  If you are making an initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the Portfolio in which you want to invest.  If you are making an initial purchase by wire, you must first call us at 800 510-4015 so we can assign you an account number.

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By exchange
You  can  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments Funds for shares of other Delaware Investments Funds. Please keep in mind,  however,  that you may not  exchange  your shares for Class B, Class C or
Class R shares.  To open an  account  by  exchange,  call your  Client  Services
Representative at 800 510-4015.

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

About your account (continued)

How to buy shares (continued)

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a
Portfolio's  net asset value (NAV). If your order is received after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We determine the NAV per share for each class of each  Portfolio at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of each  Portfolio is calculated by  subtracting  the  liabilities of each class from its total assets and dividing the  resulting  number by the number of shares  outstanding  for that class.  We generally  price  securities  and other assets for which market  quotations are readily available at their market value.
We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized  cost.  For all other  securities,  we use methods  approved by the
Board of Trustees  that are  designed to price  securities  at their fair market value.

Fair valuation
When a Portfolio uses fair value  pricing,  it may take into account any factors
it  deems  appropriate.   A  Portfolio  may  determine  fair  value  based  upon
developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S.  sector or broader stock market  indices.  The price of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective  judgments and it is possible that the fair value  determined  for a security is  materially  different  than the value that could be realized upon the sale of that security.

To the extent a portion of a  Portfolio's  assets are  invested in other  mutual funds, the Portfolio's NAV is calculated based upon the NAVs of the mutual funds in which the Portfolio invests.  The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effect of using fair value pricing.

The  Portfolios  anticipate  using fair value pricing for  securities  primarily traded on U.S.  exchanges  only under very  limited  circumstances,  such as the early  closing of the  exchange on which a security is traded or  suspension  of trading  in the  security.  The  Portfolios  may use  fair  value  pricing  more frequently for securities  primarily traded in non-U.S.  markets because,  among other things,  most foreign markets close well before the Portfolios value their securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that significant  events,  including broad market moves, may have occurred in the interim. To account for this, the Portfolios may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools, to the extent available.

Subject  to  the  Board's   oversight,   the  Portfolios'  Board  has  delegated
responsibility for valuing each Portfolio's assets to a Pricing Committee of the
Manager, which operates under the policies and procedures approved by the Board, as described above.

About your account (continued)

How to redeem shares

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By mail
You can redeem your shares (sell them back to the  Portfolio) by mail by writing to: Delaware Investments,  2005 Market Street, Philadelphia,  PA 19103-7094. All
owners  of the  account  must sign the  request.  For  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8990. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on the account.

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By telephone
You can redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You can redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next business day after we receive your  request.  Bank  information  must be on file  before  you  request  a wire redemption.

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Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we (or an  authorized  agent)  receive the  request  before the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  business  day.  You may also  have to pay  taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next business day, but no later than seven days after we receive your request to sell your  shares.  If you  purchased  your shares by check,  we will wait until your check has cleared,  which can take up to 15 days, before we send your redemption proceeds.

About your account (continued)

Account minimum
If you redeem shares and your account  balance falls below $250,  your Portfolio may redeem your account after 60 days' written notice to you.

Exchanges
You can  exchange  all or part of your  shares  for  shares of the same class in another Delaware  Investments  Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charge on your new shares. You do not pay sales charges on shares that are acquired  through the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  Prospectus  and read it carefully  before buying  shares  through an exchange.  You may not  exchange  your  shares  for Class B,  Class C or Class R shares of other Delaware Investments Funds.

Frequent trading of Portfolio shares
Each  Portfolio  discourages  purchases  by market  timers and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be rejected.  The  Portfolios'  Board of Trustees has adopted policies and procedures  designed to detect,  deter and prevent trading activity detrimental to the Portfolios and its shareholders,  such as market timing.  The
Portfolio  will  consider  anyone who follows a pattern of market  timing in any fund in the  Delaware  Investments  family or Optimum  Fund Trust to be a market timer and may  consider  anyone  who has  followed  a similar  pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market timing has occurred,  a Portfolio  will consider short-term roundtrips to include rapid purchases and sales of Portfolio shares  through the exchange  privilege.  Each  Portfolio  reserves the right to consider other trading patterns to be market timing.

Your ability to use a Portfolio's  exchange  privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  Each  Portfolio  reserves the right to restrict, reject or cancel, without prior notice, any purchase order or exchange order for any reason,  including  any  purchase  order or exchange  order  accepted by any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of a Portfolio's  market timing policy are not necessarily  deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Redemptions  will  continue to be permitted in accordance  with the  Portfolios'
current  Prospectus.  A redemption of shares under these  circumstances could be costly to a shareholder if, for example,  the shares have declined in value, the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred  sales  charge,   or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Portfolio shares and avoid frequent trading in
Portfolio shares.

Each  Portfolio  reserves  the right to modify this  policy at any time  without notice, including modifications to the Portfolios' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation  of this  policy  involves  judgments  that  are  inherently  subjective  and may be selectively  applied,  we seek to  make  judgments  and  applications  that  are consistent  with the interests of the  Portfolios'  shareholders.  While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the  Portfolios'  market timing  policy does not require the  Portfolios to take action in response to frequent  trading  activity.  If a Portfolio elects not to take any action in response  to  frequent  trading,  such  frequent  trading and market timing activity could continue.

About your account (continued)

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders  that  engage  in  rapid  purchases  and  sales or  exchanges  of a
Portfolio's  shares  dilute the value of shares held by long-term  shareholders.
Volatility  resulting  from  excessive  purchases  and  sales  or  exchanges  of
Portfolio  shares,  especially  involving  large  dollar  amounts,  may  disrupt efficient portfolio management.  In particular,  a Portfolio may have difficulty implementing its long-term  investment  strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Portfolio's shares may also force the Portfolio to sell portfolio  securities at  inopportune  times to raise cash to accommodate  short-term  trading  activity.  This could  adversely affect a Portfolio's performance if, for example, the Portfolio incurs increased brokerage costs and  realization of taxable capital gains without  attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a Portfolio's  NAV calculation may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction  monitoring  procedures Each Portfolio,  through its transfer agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Portfolio shares.  This monitoring  process involves several factors, which include  scrutinizing  transactions in Portfolio  shares for violations of the  Portfolios'  market  timing  policy  or other  patterns  of  short-term  or excessive trading. For purposes of these transaction monitoring procedures,  the
Portfolios  may  consider  trading  activity by multiple  accounts  under common ownership,  control,  or  influence  to be trading by a single  entity.  Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are  common  forms  of  holding  shares  of  the
Portfolios,  particularly  among  certain  brokers/dealers  and other  financial intermediaries,  including  sponsors of retirement plans and variable  insurance products.  The Portfolios will attempt to apply their  monitoring  procedures to these omnibus accounts and to the individual  participants in such accounts.  In an effort to  discourage  market  timers in such  accounts  the  Portfolios  may consider  enforcement  against market timers at the participant level and at the omnibus  level,  up to  and  including  termination  of  the  omnibus  account's authorization to purchase Portfolio shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the  Portfolios  and their agents to detect  market timing in Portfolio shares,  there is no guarantee that a Portfolio will be able
to  identify  these  shareholders  or  curtail  their  trading   practices.   In
particular,  the Portfolio may not be able to detect market timing  attributable to a  particular  investor  who effects  purchase,  redemption  and/or  exchange activity in  Portfolio  shares  through  omnibus  accounts.  The  difficulty  of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

About your account (continued)

Dividends, distributions and taxes
Dividends and Distributions. The Portfolios have each elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it  distributes  to you. The  Portfolios  intend to make distributions at least annually,  usually in December,  of substantially  all of their net investment  income and any net realized  capital gains.  The amount of any  distribution  will vary,  and there is no  guarantee a  Portfolio  will pay either an income  dividend  or a capital  gain  distribution.  We  automatically reinvest  all  dividends  and any  capital  gains,  unless  you  direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  If a Portfolio  later  determines  that the  information  reported to shareholders for a year was incorrect,  the Portfolio may be required to provide shareholders  with an amended  information  statement  (Form  1099-DIV) for such year.  This might cause  shareholders  that had filed a U.S.  federal income tax return for that year to have to amend their  return and pay  additional  tax and interest on any underpayment for such year.

Avoid  "Buying A  Dividend."  If you invest in a  Portfolio  shortly  before the record date of a taxable distribution,  the distribution will lower the value of the Portfolio's  shares by the amount of the  distribution  and, in effect,  you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.  In  general,  if you  are a  taxable  investor,  Portfolio distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true  whether you  reinvest  your  distributions  in  additional
Portfolio shares or receive them in cash.

For federal income tax purposes,  Portfolio  distributions of short-term capital gains  are  taxable  to you  as  ordinary  income.  Portfolio  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the  Portfolios  may be  qualified  dividend  income  eligible  for  taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

A sale or redemption of Portfolio shares is a taxable event and, accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Portfolio shares for shares of a different Portfolio is the same as a sale.

Portfolio  distributions  and gains from the sale or exchange of your  Portfolio shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Portfolio.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005, the  Portfolios'  shareholders approved a "manager of managers" structure that would permit Delaware Management
Company to appoint and replace sub-advisers, enter into sub-advisory agreements, and amend and terminate sub-advisory  agreements with respect to the Portfolios, subject to Board  approval but without  shareholder  approval  (the  "manager of managers  structure").  While  Delaware  Management  Company does not  currently expect to use the manager of managers  structure with respect to the Portfolios,
Delaware  Management  Company may, in the future,  recommend to the  Portfolios'
Board the establishment of the manager of managers structure by recommending the hiring of one or more  sub-advisors  to manage all or a portion of a Portfolio's securities  if it  believes  that  doing so  would  be  likely  to  enhance  the
Portfolio's performance by introducing a different investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Portfolios  is contingent  upon the receipt of an exemptive  order from the U.S.
Securities and Exchange Commission (the "SEC") or the adoption of a

                                                                              32

rule by the SEC  authorizing  the  implementation  of the  manager  of  managers structure.  The use of the manager of  managers  structure  with  respect to the
Portfolios  may be subject to certain  conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Portfolios'
application for an exemptive order or adopt such a rule.

The manager of managers  structure  would enable the  Portfolios to operate with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would  not  permit  investment  management  fees  paid by a
Portfolio  to be  increased  without  shareholder  approval  or change  Delaware
Management  Company's  responsibilities  to the  Portfolio,  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

Financial highlights

The  financial  highlights  tables  are  intended  to help  you  understand  the
Portfolios'  financial   performance.   All  "per  share"  information  reflects
financial  results  for a single  Portfolio  share.  This  information  has been audited by Ernst & Young LLP, whose report, along with the Portfolios' financial statements,  is included in the  Portfolios'  annual report,  which is available upon request by calling 800 523-1918.

-------------------------------------------------------------- ---------------------------------------------------------------
Delaware Aggressive Allocation Portfolio                                            Institutional Class
                                                               ---------------------------------------------------------------
                                                                                                                   Year ended
                                                               ----------- ------------- ----------- ------------     9/30
                                                                     2005          2004        2003         2002       2001
-------------------------------------------------------------- ----------- ------------- ----------- ------------ ------------
Net asset value, beginning of period                               $8.760       $7.760      $6.390       $7.320       $9.980
Income (loss) from investment operations:
Net investment income(1,*)                                          0.067        0.053*      0.027*       0.048*       0.075*
Net realized and unrealized gain (loss) on investments              1.344        0.999*      1.413*      (0.918)*     (2.108)*
                                                               ----------- ------------- ----------- ------------ ------------
Total from investment operations                                    1.411        1.052       1.440       (0.870)      (2.033)
                                                               ----------- ------------- ----------- ------------ ------------
Less dividends and distributions from:
Net investment income                                              (0.071)      (0.052)     (0.070)      (0.060)      (0.370)
Net realized gain on investments                                       ---           ---         ---          ---     (0.126)
In excess of net realized gain on investments                          ---           ---         ---          ---     (0.131)
Total dividends and distributions                                  (0.071)      (0.052)     (0.070)      (0.060)      (0.627)
Net asset value, end of period                                    $10.100       $8.760      $7.760       $6.390       $7.320
                                                               =========== ============= =========== ============ ============
Total return(2)
                                                                   16.16%       13.58%      22.69%      (12.05%)     (21.36%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                              $550        $635        $557         $383         $430
Ratio of expenses to average net assets                             0.58%        0.55%       0.55%        0.55%        0.51%
Ratio of expenses to average net assets prior to expense
    limitation and expenses paid indirectly                         0.81%        1.37%       1.86%        1.86%        1.63%
Ratio of net investment income to average net assets*               0.70%        0.63%*      0.38%*       0.63%*       0.91%*
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly*           0.47%       (0.19%)*    (0.93%)*     (0.68%)*     (0.21%)*
Portfolio turnover                                                    15%          12%          5%          40%          16%
-------------------------------------------------------------- ----------- ------------- ----------- ------------ ------------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

*    Short-term  capital gain  distributions  received from the underlying funds have been  reclassified  from net  investment  income to  realized  gain on investments to conform with current year presentation.

--------------------------------------------------------------- --------------------------------------------------------------
Delaware Moderate Allocation Portfolio                                               Institutional Class
                                                                ------------------------------------------------- ------------
                                                                                                                   Year ended
                                                                ----------- ------------ ------------ -----------       9/30
                                                                      2005         2004         2003        2002        2001
--------------------------------------------------------------- ----------- ------------ ------------ ----------- ------------
Net asset value, beginning of period                                $8.850       $8.110       $6.910     $7.590       $9.270
Income (loss) from investment operations:
Net investment income(1,*)                                           0.133        0.116*       0.106*     0.138*       0.186*
Net realized and unrealized gain (loss) on investments               0.962        0.741*       1.250*    (0.643)*     (1.577)*
                                                                ----------- ------------ ------------ ----------- ------------
Total from investment operations                                     1.095        0.857        1.356     (0.505)      (1.391)
                                                                ----------- ------------ ------------ ----------- ------------
Less dividends and distributions from:
Net investment income                                               (0.145)      (0.117)      (0.156)    (0.168)      (0.289)
Net realized gain on investments                                        ---          ---          ---    (0.007)          ---
Total dividends and distributions                                   (0.145)      (0.117)      (0.156)    (0.175)      (0.289)
Net asset value, end of period
                                                                    $9.800       $8.850       $8.110     $6.910       $7.590
                                                                =========== ============ ============ =========== ============
Total return(2)                                                     12.46%       10.61%       19.92%     (6.98%)     (15.37%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                               $643         $774         $831        $623         $646
Ratio of expenses to average net assets                              0.58%        0.55%        0.55%      0.55%        0.55%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                              0.79%        1.32%        1.74%      1.54%        1.39%
Ratio of net investment income to average net assets*                1.42%        1.33%*       1.42%*     1.78%*       2.19%*
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly*            1.21%        0.56%*       0.23%*     0.79%*       1.35%*
Portfolio turnover                                                      7%          13%           9%        43%          31%
--------------------------------------------------------------- ----------- ------------ ------------ ----------- ------------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.  Performance  would have been lower had the  expense  limitation  not been in effect.

*    Short-term  capital gain  distributions  received from the underlying funds have been  reclassified  from net  investment  income to  realized  gain on investments to conform with current year presentation.

---------------------------------------------------------------- ---------------------------------------------------------
Delaware Conservative Allocation Portfolio                                         Institutional Class
                                                                 --------------------------------------------- -----------
                                                                                                                   Year
                                                                                                                   ended
                                                                 ----------- ----------- --------- -----------     9/30
                                                                       2005        2004      2003        2002       2001
---------------------------------------------------------------- ----------- ----------- --------- ----------- -----------
Net asset value, beginning of period                                 $8.470      $7.930    $7.040     $7.560      $8.670
Income (loss) from investment operations:
Net investment income(1,*)                                            0.226       0.176*    0.191*     0.233*      0.295*
Net realized and unrealized gain (loss) on investments                0.522       0.468*    0.861*    (0.486)*    (0.984)*
                                                                 ----------- ----------- --------- ----------- -----------
Total from investment operations                                      0.748       0.644     1.052     (0.253)     (0.689)
                                                                 ----------- ----------- --------- ----------- -----------
Less dividends and distributions from:
Net investment income                                                (0.198)     (0.104)   (0.162)    (0.267)     (0.421)
Net realized gain on investments                                         ---         ---       ---         ---         ---
Total dividends and distributions                                    (0.198)     (0.104)   (0.162)    (0.267)     (0.421)
Net asset value, end of period                                       $9.020      $8.470    $7.930     $7.040      $7.560
                                                                 =========== =========== ========= =========== ===========
Total return(2)                                                       8.92%       8.16%    15.12%     (3.58%)     (8.16%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                                $254        $387      $300        $262        $272
Ratio of expenses to average net assets                               0.57%       0.55%     0.55%      0.50%       0.55%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                               0.90%       1.32%     1.68%      1.53%       1.49%
Ratio of net investment income to average net assets*                 2.60%       2.11%*    2.55%*     3.03%*      3.63%*
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly*             2.27%       1.34%*    1.42%*     2.00%*      2.69%*
Portfolio turnover                                                       8%         25%        1%        21%         24%
---------------------------------------------------------------- ----------- ----------- --------- ----------- -----------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

*    Short-term  capital gain  distributions  received from the underlying funds have been  reclassified  from net  investment  income to  realized  gain on investments to conform with current year presentation.

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain, if any, that we pay to shareholders  would be listed under "Less  dividends  and  distributions  - from net  realized  gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee  waivers,  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of a fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  High  turnover can result in  increased  transaction costs and tax liability for investors and may affect the fund's performance.

Glossary

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Lehman Brothers U.S. Aggregate Index
An index  that  measures  the  performance  of about  6,500 U.S.  corporate  and government bonds.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

S&P 500 Index
The S&P 500 Index;  an unmanaged  index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual fund companies.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return varies from its historical average.

Statement of Additional Information (SAI)
A document that provides more detailed  information about a fund's organization, management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

Delaware Aggressive Allocation Portfolio
Delaware Moderate Allocation Portfolio
Delaware Conservative Allocation Portfolio

Additional  information  about the  Portfolios'  investments is available in the
Portfolios'  annual and semiannual  reports to shareholders.  In the Portfolios'
shareholder  report,  you will find a discussion  of the market  conditions  and investment  strategies  that  significantly  affected a Portfolio's  performance during the period covered by the report. You can find more detailed  information about the Portfolios in the current Statement of Additional  Information  (SAI), which we have filed  electronically  with the Securities and Exchange Commission
(SEC) and which is  legally a part of this  Prospectus  (it is  incorporated  by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Portfolios, you can write to us at 2005 Market Street,  Philadelphia,  PA  19103-7094,  or call toll-free 800
510-4015.  The Portfolios' SAI and annual and semiannual reports to shareholders are also available,  free of charge,  through the Portfolios'  internet Web site
(www.delawareinvestments.com).  You may obtain additional  information about the
Portfolios from your financial advisor.

You can find reports and other  information  about the  Portfolios  on the EDGAR database  on the SEC Web site  (www.sec.gov).  You can also get  copies  of this information,  after  payment  of a  duplicating  fee,  by  e-mailing  the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington, D.C. 20549-0102.  Information about the Portfolios,  including their
SAI,  can be  reviewed  and  copied  at  the  SEC's  Public  Reference  Room  in
Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative
800 510-4015

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

Investment Company Act file number: 811-08457

                                                    CUSIP               NASDAQ
Delaware Aggressive Allocation Portfolio          245918859             DFGIX
                (Institutional Class)

Delaware Moderate Allocation Portfolio            245918800             DFFIX
                (Institutional Class)

Delaware Conservative Allocation Portfolio        245918404             DFIIX
                (Institutional Class)

                          (DELAWARE INVESTMENTS LOGO)

P-455 [--] PP 01/06

                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION

                                January 28, 2006

                         DELAWARE GROUP FOUNDATION FUNDS
                    Delaware Aggressive Allocation Portfolio
                 (formerly Delaware Growth Allocation Portfolio)
                     Delaware Moderate Allocation Portfolio
                (formerly Delaware Balanced Allocation Portfolio)
                   Delaware Conservative Allocation Portfolio
                 (formerly Delaware Income Allocation Portfolio)

                               2005 Market Street
                           Philadelphia, PA 19103-7094

         For more information about the Institutional Class: 1-800 510-4015

       For Prospectus, Performance and Information on Existing Accounts of
       Class A Shares, Class B Shares, Class C Shares, and Class R Shares:
                            Nationwide 1-800 523-1918

        Dealer Services: (BROKER/DEALERS ONLY) Nationwide 1-800 362-7500

     Delaware Group Foundation  Funds (the "Trust") is a professionally  managed mutual fund of the series type which currently offers the three series of shares noted  above.  Each series is  referred  to  individually  as a  "Portfolio"  or collectively as the "Portfolios." Each Portfolio offers Class A Shares,  Class B
Shares,  Class  C  Shares  and  Class  R  Shares  (together  referred  to as the
"Portfolio  Classes").  Each Portfolio also offers an  Institutional  Class (the
"Institutional  Class").  All references to "shares" in this Part B refer to all
Classes of shares of the Trust, except where noted.

     This  Statement of  Additional  Information  ("Part B" of the  registration statement) supplements the information contained in the current Prospectuses for the  Portfolios  dated  January [ ], 2006,  as they may be amended  from time to time.  Part  B  should  be  read  in  conjunction  with  the  respective  Class'
Prospectus.  Part B is  not  itself  a  prospectus  but  is,  in  its  entirety, incorporated  by reference  into each Class'  Prospectus.  A  Prospectus  may be obtained  by writing or calling  your  investment  dealer or by  contacting  the
Portfolio's   national   distributor,    Delaware   Distributors,    L.P.   (the
"Distributor"), at the above address or by calling the above phone numbers. Each
Portfolio's  financial  statements,  the notes relating  thereto,  the financial highlights and the report of Independent  Registered  Public Accounting Firm are
incorporated  by reference  from the Annual Reports into this Part B. The Annual
Reports  will  accompany  any  request  for Part B. The  Annual  Reports  can be obtained, without charge, by calling 1-800 523-1918.

------------------------------ ---------- ---------------------- ------------
TABLE OF CONTENTS                   Page                                Page
------------------------------ ---------- ---------------------- ------------
General Information                       Redemption and
                                          Exchange
------------------------------ ---------- ---------------------- ------------
Investment Objectives and                 Dividends and
Policies                                  Realized Securities
                                          Profits Distributions
------------------------------ ---------- ---------------------- ------------
Accounting Issues                         Taxes
------------------------------ ---------- ---------------------- ------------
Disclosure of Portfolio                   Investment Adviser
Holdings Information                      and Other Service
                                          Providers
------------------------------ ---------- ---------------------- ------------
Trading Practices and                     Officers and Trustees
Brokerage
------------------------------ ---------- ---------------------- ------------
Purchasing Shares                         Financial Statements
------------------------------ ---------- ---------------------- ------------
Investment Plans                          Principal Holders
------------------------------ ---------- ---------------------- ------------
Determining Offering Price
and Net Asset Value
------------------------------ ---------- ---------------------- ------------

GENERAL INFORMATION

     The Trust is an open-end management investment company, which was organized as  a  Delaware  statutory  trust  on  October  24,  1997.  The  Portfolios  are non-diversified as defined by the 1940 Act.

     The Trust's investment  advisor,  Delaware  Management Company, a series of
Delaware  Management  Business  Trust  (the  "Manager"),  as well as DMH  Corp.,
Delaware  Investments  U.S., Inc.,  Delaware General  Management,  Inc. Delaware
Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors,
Inc.,  Delaware  Management Trust Company,  Delaware  Management Business Trust,
Delaware  Investment  Advisers (a series of Delaware Management Business Trust),
Delaware Capital  Management (a series of Delaware  Management  Business Trust),
Delaware  Distributors,  L.P.,  Retirement  Financial  Services,  Inc.  and  LNC
Administrative  Services,  Inc., are direct or indirect subsidiaries of Delaware
Management Holdings, Inc. ("DMH"). DMH is an indirect,  wholly owned subsidiary, and subject to the ultimate control,  of Lincoln National  Corporation.  Lincoln
National  Corporation,  with  headquarters in Philadelphia,  Pennsylvania,  is a diversified  organization  with  operations  in many  aspects  of the  financial services  industry,  including  insurance and  investment  management.  Delaware
Investments is the marketing name for DMH and its subsidiaries.

     The Portfolios are part of the Delaware Investments family of funds (each a
"Delaware Investments Fund" and collectively, the "Delaware Investments Funds").
The Manager and its  affiliates  own the name  "Delaware  Group."  Under certain circumstances,  including the termination of the Trust's  advisory  relationship with the Manager or its  distribution  relationship  with the  Distributor,  the
Manager and its affiliates  could cause the Trust to delete the words  "Delaware
Group" from the Trust's name.

     Prior to September 1, 2005,  the Delaware  Moderate  Allocation  Portfolio,
Delaware Aggressive  Allocation Portfolio and Delaware  Conservative  Allocation
Portfolio were known as the Delaware  Balanced  Allocation  Portfolio,  Delaware
Growth   Allocation   Portfolio  and  Delaware  Income   Allocation   Portfolio,
respectively.

Capitalization
     Each Portfolio has  authorized an unlimited  number of shares of beneficial interest  with no par  value  allocated  to each  Class.  All  shares  are fully transferable  and, when issued,  are fully paid and  non-assessable.  All shares represent an undivided, proportionate interest in the assets of a Portfolio, and each has the same voting and other rights and  preferences  as the other classes of the Portfolio,  except that shares of the Institutional Class may not vote on any matter that affects the  Portfolio  Classes'  Distribution  Plans under Rule
12b-1. Similarly,  as a general matter,  shareholders of Class A Shares, Class B
Shares, Class C Shares and Class R Shares may vote only on matters affecting the
12b-1 Plan that relates to the class of shares that they hold. However,  Class B
Shares may vote on any  proposal to increase  materially  the fees to be paid by the  Portfolio  under the Rule 12b-1 Plan  relating  to Class A Shares.  General expenses of a Portfolio  will be allocated on a pro-rata basis to the classes of that Portfolio  according to asset size, except that expenses of the 12b-1 Plans of Class A Shares,  Class B Shares,  Class C Shares  and Class R Shares  will be allocated solely to those classes.

     Class R Shares of the Portfolio first were offered on June 1, 2003.

Non-cumulative Voting
     The Trust's shares have non-cumulative  voting rights, which means that the holders of more than 50% of the shares of the Trust  voting for the  election of
Trustees can elect all the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

INVESTMENT OBJECTIVES AND POLICIES

Investment Restrictions
     Fundamental  Investment   Restrictions:   The  following  restrictions  are
fundamental policies, which may not be amended without approval of a majority of the outstanding voting securities of the affected Portfolio, which is the lesser of: (i) more than 50% of the outstanding voting  securities,  or (ii) 67% of the voting securities of the affected Portfolio present at a shareholder  meeting if
50% or more of the voting  securities  are present in person or  represented  by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         Each Portfolio shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 ("1940 Act"), any rule or order
thereunder,   or  U.S.   Securities  and  Exchange   Commission   ("SEC")  staff
interpretation  thereof)  of  its  investments  in  the  securities  of  issuers primarily engaged in the same industry,  provided that this restriction does not limit the Portfolio from  investing in  obligations  issued or guaranteed by the
U.S. government, its agencies or instrumentalities,  or in tax-exempt securities or certificates of deposit. A Portfolio may, from time to time, make investments that will result in the  concentration  (as that term may be defined in the 1940
Act, any rule or order thereunder,  or SEC staff interpretation  thereof) of its investments in the  securities of issuers within various  industries or industry groupings.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other issuers,  except that the Portfolio may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Portfolio from investing in issuers which invest,  deal or otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent a Portfolio  from engaging in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided that this restriction does not prevent a Portfolio from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

     Non-Fundamental  Investment  Restrictions:  In addition to the  fundamental policies and investment  restrictions  described  above, and the various general investment policies described in the Prospectuses, a Portfolio, except as noted, will be subject to the following investment  restrictions,  which are considered non-fundamental  and may be changed by the Board of Trustees without shareholder approval.

     A Portfolio will not:

     1.  Invest  more than 15% of its net assets in  securities  which it cannot sell or dispose  of in the  ordinary  course of  business  within  seven days at approximately the value at which the Portfolio has valued the investment.

     2. Invest more than 25% of its total assets in any one industry  (including investments  in Delaware  Investments  Funds that  concentrate in that industry)
provided that there is no limitation  with respect to investments in obligations issued or  guaranteed  as to principal or interest by the U.S.  government,  its agencies or instrumentalities.  For purposes of this restriction, investments in the  Delaware  Investments  Funds  will not be deemed to be  investments  in the
"investment company" industry.

     3. Make loans other than by the  purchase of all or a portion of a publicly or privately distributed issue of bonds,  debentures or other debt securities of the types  commonly  offered  publicly or privately  and  purchased by financial institutions (including repurchase agreements and loan participations),  whether or not the purchase was made upon the original  issuance of the securities,  and except  that  each  Portfolio  may loan its  assets  (other  than  shares of the
Delaware  Investments  Funds)  to  qualified   broker/dealers  or  institutional
investors.

     4. Engage in  underwriting  of  securities  of other  issuers,  except that portfolio securities,  including securities purchased in private placements, may be acquired under circumstances where, if sold, the Portfolio might be deemed to be an  underwriter  under the 1933 Act. No limit is placed on the  proportion of the Portfolio's assets which may be invested in such securities.

     5. Borrow money or issue senior securities,  except to the extent permitted by the  1940  Act or any rule or order  thereunder  or  interpretation  thereof.
Subject to the  foregoing,  each  Portfolio may engage in short sales,  purchase securities on margin, and write put and call options.

     6. Purchase or sell physical  commodities or physical commodity  contracts, including physical commodity option or futures contracts in a contract market or other futures market.

     7. Purchase or sell real estate;  provided that the Portfolio may invest in securities  secured by real estate or  interests  therein or issued by companies which invest in real estate or interests therein.

     8. Invest for the purpose of acquiring control of any company.  This policy
will  not  prohibit   acquisition  of  a  controlling  interest  in  a  Delaware
Investments Fund.

     9. Invest in securities of other investment companies, except in accordance with the  provisions of the 1940 Act in effect at the time of the  investment or any rules, regulations, SEC orders or staff positions thereunder.

     10.  Invest in  interests  in oil,  gas and other  mineral  leases or other mineral exploration or development programs.

     11.  Purchase  securities on margin except  short-term  credits that may be necessary  for  the  clearance  of  purchases  and  sales  of  securities.  This restriction does not apply to the purchase of futures or options contracts.

Other Investments

     The Portfolios will invest primarily in other Delaware  Investments  Funds.
Pursuant to an Order received from the SEC on April 6, 1998, the Portfolios may, to the extent  consistent with their respective  investment  objectives,  invest directly in the same securities and employ the same investment strategies as any of the underlying Delaware Investments Funds, to the extent consistent with each
Portfolio's investment objective stated in the Prospectuses.

     The Delaware  Investments Funds include funds investing in U.S. and foreign stocks,  bonds and money market  instruments.  The list of Delaware  Investments
Funds set forth in the  Prospectuses  may change from time to time, and Delaware
Investments  Funds  may be  added or  deleted  upon  the  recommendation  of the
Portfolios' Manager, without shareholder approval.

     The following investment policies relate to the Delaware Investments Funds,
consistent   with  each  fund's   investment   objective  as  described  in  the
Prospectuses.  In  addition,  each  Portfolio  may  engage  in these  investment instruments  and  strategies  directly  pursuant  to the  Order  that the  Trust received from the SEC.

U.S. Government Securities
     Securities  issued or guaranteed by the U.S.  government or its agencies or instrumentalities  ("Government  Securities") in which the Delaware  Investments
Funds may invest include debt  obligations of varying  maturities  issued by the
U.S.  Treasury or issued or  guaranteed by an agency or  instrumentality  of the
U.S.  government,  including the Federal  Housing  Administration,  Farmers Home
Administration,   Export-Import  Bank  of  the  United  States,  Small  Business
Administration,  Government  National  Mortgage  Association,  General  Services
Administration,  Central  Bank for  Cooperatives,  Federal  Farm  Credit  Banks,
Federal  Home Loan  Banks,  Federal  Home  Loan  Mortgage  Corporation,  Federal
Intermediate   Credit   Banks,   Federal  Land  Banks,   Fannie  Mae,   Maritime
Administration,  Tennessee Valley  Authority,  District of Columbia Armory Board
and Student Loan Marketing Association. Direct obligations of the U. S. Treasury include a variety of securities that differ in their interest rates,  maturities and dates of issuance.  Because the U.S.  government  is not obligated by law to
provide  support  to  an  instrumentality   that  it  sponsors,   each  Delaware
Investments Fund invests in obligations issued by an instrumentality of the U.S.
government only if its investment manager determines that the  instrumentality's credit risk does not make its securities unsuitable for investment by a Delaware
Investments Fund.

Money Market Instruments
     Money market instruments in which the Delaware Investments Funds may invest include U.S. government  securities,  certificates of deposit, time deposits and bankers'  acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar  institutions,  high grade commercial  paper and repurchase  agreements with respect to the foregoing types of instruments.

     Certain types of money market instruments are described below.

     U.S.  Government  Securities--Securities  issued or  guaranteed by the U.S.
government, including Treasury Bills, Notes and Bonds.

     U.S.  Government  Agency  Securities--Obligations  issued or  guaranteed by agencies or  instrumentalities  of the U.S.  government whether supported by the full faith and credit of the U.S.  Treasury or the credit of a particular agency or instrumentality.

     Bank  Obligations--Certificates  of deposit, bankers' acceptances and other short-term  obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable  quality,  provided each such bank combined with its branches has total assets of at least one billion  dollars.  Any  obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and  obligations  of  overseas  branches  of U.S.  banks are subject to somewhat
different   regulations  and  risks  than  those  of  U.S.  domestic  banks.  In particular,  a foreign country could impose exchange  controls which might delay the release of proceeds from that country.  Such deposits are not covered by the
Federal  Deposit  Insurance   Corporation.   Because  of  conflicting  laws  and
regulations,  an issuing bank could maintain  liability for an investment solely in its overseas  branch,  which could expose the Delaware  Investments Fund to a greater risk of loss.  The Delaware  Investments  Funds will only buy short-term instruments in nations where these risks are minimal.  The Delaware  Investments
Funds will consider these factors along with other appropriate factors in making an investment  decision to acquire such  obligations and will only acquire those which, in the opinion of management,  are of an investment quality comparable to other debt securities bought by the Delaware Investments Funds.

     Commercial  Paper--The Delaware  Investments Funds may invest in short-term promissory notes issued by corporations  which at the time of purchase are rated
P-1 and/or A-1. Commercial paper ratings P-1 by Moody's Investors Service,  Inc.
("Moody's")  and A-1 by Standard & Poor's  ("S&P")  are the  highest  investment grade category.

     Corporate  Debt--The  Delaware  Investments  Funds may invest in  corporate notes and bonds rated A or above. According to Moody's description of these bond ratings,  bonds  rated  Aaa are  judged  to be the best  quality  and  carry the smallest  degree of  investment  risk;  those  rated Aa are judged to be of high quality by all standards; and those rated A possess favorable attributes and are considered "upper medium" grade obligations.

Rule 144A Securities
     The  Delaware  Investments  Funds  may  invest  in  restricted  securities, including  unregistered  securities  eligible  for resale  without  registration pursuant  to Rule 144A ("Rule 144A  Securities")  under the 1933 Act.  Rule 144A
Securities may be freely traded among qualified  institutional investors without registration under the 1933 Act.

     Investing in Rule 144A  Securities  could have the effect of increasing the level of a Delaware  Investments Fund's illiquidity to the extent that qualified institutional  buyers  become,  for a time,  uninterested  in  purchasing  these securities.  After the purchase of a Rule 144A Security,  however,  the Board of
Directors/Trustees  of a Delaware  Investments  Fund and its investment  manager will  continue  to monitor  the  liquidity  of that  security  to ensure  that a
Delaware  Investments Fund's holdings of illiquid securities does not exceed its limit on investments in such securities.

Repurchase Agreements
     A repurchase  agreement is a short-term  investment  by which the purchaser acquires  ownership of a debt security and the seller  agrees to repurchase  the obligation at a future time and set price,  thereby determining the yield during the purchaser's holding period.  Should an issuer of a repurchase agreement fail to repurchase  the  underlying  security,  the loss to the Delaware  Investments
Funds,  if any,  would be the difference  between the  repurchase  price and the market  value of the  security.  A  Delaware  Investments  Fund  will  limit its investments in repurchase  agreements to those which the  respective  investment manager,  under  the  guidelines  of the  Board  of  Directors/Trustees  of such
Delaware Investments Fund,  determines to present minimal credit risks and which are of high  quality.  In addition,  each  Delaware  Investments  Fund must have collateral of 102% of the repurchase price, including the portion representing a
Delaware  Investments Fund's yield under such agreements which is monitored on a daily basis.  While the Delaware  Investments Funds are permitted to do so, they normally do not invest in repurchase agreements, except to invest cash balances.

     The  Delaware  Investments  Funds  have  obtained  an  exemption  from  the joint-transaction  prohibitions  of  Section  17(d) of the 1940 Act to allow the
Delaware  Investments  Funds  jointly  to invest  cash  balances.  The  Delaware
Investments  Funds may invest cash balances in a joint  repurchase  agreement in accordance  with the terms of the Order and subject  generally to the conditions described above.

Reverse Repurchase Agreements
     Certain  Delaware  Investments  Funds are  authorized to enter into reverse repurchase agreements.  A reverse repurchase agreement is the sale of a security by a Delaware Investments Fund and its agreement to repurchase the security at a specified  time and  price.  A  Delaware  Investments  Fund will  maintain  in a segregated account with the Custodian cash, cash equivalents or U.S.  government securities  in an amount  sufficient  to cover  its  obligations  under  reverse repurchase  agreements  with  broker/dealers  (but no  collateral is required on
reverse  repurchase   agreements  with  banks).  Under  the  1940  Act,  reverse repurchase  agreements  may be considered  borrowings by a Delaware  Investments
Fund;  accordingly,  a Delaware  Investments  Fund will limit its investments in reverse repurchase  agreements,  together with any other borrowings,  to no more than one-third of its total assets. The use of reverse repurchase  agreements by a Delaware  Investments  Fund  creates  leverage  which  increases  the Delaware
Investments  Fund's  investment  risk.  If the  income  and gains on  securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements,  a Delaware  Investments Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely,  if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

Portfolio Loan Transactions
     It is the understanding of the respective investment manager that the staff of the SEC permits  portfolio  lending by  registered  investment  companies  if certain conditions are met. These conditions are as follows: 1) each transaction must  have  100%  collateral  in the form of cash,  short-term  U.S.  government securities,  or irrevocable  letters of credit payable by banks  acceptable to a
Delaware Investments Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase,  the borrower must furnish  additional  collateral to the Delaware  Investments  Fund involved;  3) the Delaware  Investments  Fund must be able to terminate the loan after  notice,  at any time;  4) the  Delaware  Investments  Fund  must  receive
reasonable  interest  on  any  loan,  and  any  dividends,   interest  or  other
distributions  on the lent  securities,  and any increase in the market value of such securities;  5) the Delaware  Investments Fund may pay reasonable custodian fees  in  connection  with  the  loan;  and 6) the  voting  rights  on the  lent securities may pass to the borrower; however, if the Board of Directors/Trustees of the  Delaware  Investments  Funds  know  that a  material  event  will  occur affecting an investment  loan,  they must either  terminate the loan in order to vote the proxy or enter into an  alternative  arrangement  with the  borrower to enable the Portfolio to vote the proxy.

     The major risk to which a Delaware  Investments  Fund would be exposed on a portfolio loan  transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore,  a Delaware  Investments
Fund will only  enter  into loan  arrangements  after a review of all  pertinent facts by the respective  investment manager,  under the supervision of the Board of  Directors/Trustees,  including the creditworthiness of the borrowing broker, dealer or  institution  and then only if the  consideration  to be received from such loans would  justify the risk.  Creditworthiness  will be  monitored  on an ongoing basis by the respective investment manager.

High-Yield Securities
     Certain  Delaware  Investments  Funds may invest in, high risk,  high yield securities,  commonly  known  as  "junk  bonds."  These  securities  entail  the following risks:

     Volatility of the  High-Yield  Market.  Although the market for  high-yield bonds has been in  existence  for many  years,  including  periods  of  economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United  States  during the 1980s.  During that  economic expansion,  the use of  high-yield  debt  securities  to fund  highly  leveraged corporate acquisitions and restructurings  increased dramatically.  As a result, the  high-yield  market  grew  substantially  during  that  economic  expansion.
Although experts disagree on the impact  recessionary  periods have had and will have on the  high-yield  market,  some  analysts  believe a protracted  economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding  bonds and would adversely affect the ability of high-yield  issuers  to  repay  principal  and  interest.  Those  analysts  cite volatility  experienced  in the  high-yield  market in the past as evidence  for their  position.  It is likely that protracted  periods of economic  uncertainty would result in increased  volatility in the market prices of high-yield  bonds, an  increase  in the  number  of  high-yield  bond  defaults  and  corresponding volatility  in a Delaware  Investments  Fund's net asset value.  At times in the past, uncertainty and volatility in the high-yield market resulted in volatility in certain Delaware Investments Funds' net asset value.

     Redemptions.  If, as a result of  volatility  in the  high-yield  market or
other  factors,  a  Delaware   Investments  Fund  experiences   substantial  net
redemptions of its shares for a sustained period of time (i.e.,  more shares are redeemed  than are  purchased),  it may be required to sell  securities  without regard to the investment merits of the securities to be sold. If such underlying fund  sells  a  substantial  number  of  securities  to  generate  proceeds  for redemptions, its asset base will decrease and its expense ratio may increase.

     Liquidity and Valuation.  The secondary market for high-yield securities is currently  dominated  by  institutional  investors,  including  mutual funds and certain  financial  institutions.  There  is  generally  no  established  retail secondary market for high-yield  securities.  As a result,  the secondary market for high-yield  securities is more limited and less liquid than other  secondary securities markets. The high-yield secondary market is particularly  susceptible to liquidity  problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis.  A less liquid  secondary  market may have an adverse  affect on an underlying fund's ability to dispose of particular  issues,  when necessary,  to meet it's liquidity needs or in response to a specific  economic event,  such as the deterioration in the  creditworthiness  of the issuer.  In addition,  a less liquid  secondary  market makes it more  difficult  for the  Portfolio to obtain precise valuations of the high-yield securities in its portfolio. During periods involving  such  liquidity  problems,  judgment  plays a greater role in valuing high-yield  securities  than is  normally  the case.  The  secondary  market for high-yield  securities  is also  generally  considered  to be more  likely to be
disrupted  by  adverse   publicity  and  investor   perceptions  than  the  more
established  secondary  securities  markets.  Such underlying  fund's  privately placed high-yield  securities are particularly  susceptible to the liquidity and valuation risks outlined above.

     Legislative  and Regulatory  Action and  Proposals.  There are a variety of legislative  actions which have been taken or which are considered  from time to time by the U.S.  Congress that could adversely affect the market for high-yield bonds.  For example,  Congressional  legislation  limited the  deductibility  of
interest   paid  on  certain   high-yield   bonds  used  to  finance   corporate
acquisitions.   Also,  Congressional  legislation  has,  with  some  exceptions, generally  prohibited  federally-insured  savings  and  loan  institutions  from investing in high-yield  securities.  Regulatory  actions have also affected the high-yield  market.  For example,  many insurance  companies have  restricted or eliminated  their  purchases  of  high-yield  bonds as a result of,  among other factors,  actions taken by the National Association of Insurance  Commissioners.
If similar  legislative  and  regulatory  actions are taken in the future,  they could  result in further  tightening  of the  secondary  market  for  high-yield issues,  could reduce the number of new high-yield  securities  being issued and could make it more difficult for a Portfolio to attain its investment objective.

     Zero-Coupon Bonds and Pay-in-Kind Bonds. Certain Delaware Investments Funds
may invest in zero-coupon bonds or pay-in-kind  ("PIK) bonds.  Zero-coupon bonds and PIK  bonds  are  generally  considered  to be more  interest-sensitive  than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax  consequences  which could,  under  certain  circumstances,  be adverse to a Delaware Investments Fund.  Investments in zero-coupon or PIK bonds would require a Delaware  Investments  Fund to accrue and distribute  income not yet received.  In order to generate sufficient cash to make these distributions, a Delaware  Investments Fund may be required to sell securities in its portfolio that it  otherwise  might have  continued  to hold or borrow.  These rules could affect the amount,  timing and tax character of income distributed to you by the
Portfolio.

Investment Company Securities
     Any  investments  that certain  Delaware  Investments  Funds make in either closed-end or open-end investment companies will be limited by the 1940 Act, and would  involve  an  indirect  payment of a portion  of the  expenses,  including advisory fees, of such other investment companies.  Under the 1940 Act's current limitations,  a  Delaware  Investments  Fund may not (1) own more than 3% of the voting  stock of another  investment  company;  (2)  invest  more than 5% of the
Delaware  Investments  Fund's total  assets in the shares of any one  investment company;  nor (3) invest more than 10% of the Delaware  Investments Fund's total assets in shares of other investment  companies.  If a Delaware Investments Fund elects to limit its  investment  in other  investment  companies  to  closed-end investment  companies,  the 3% limitation  described  above is increased to 10%.
These  percentage  limitations  also apply to and  Delaware  Investments  Fund's investments in unregistered investment companies. The Delaware Investments Funds may not acquire  securities  of  registered  open-end  investment  companies  or registered unit investment trusts in reliance on sections  12(d)(1)(F) or (G) of the 1940 Act.

Small to Medium-Sized Companies
     Certain Delaware Investments Funds invest their assets in equity securities of small to medium-sized  companies.  These stocks have  historically  been more volatile in price than larger  capitalization  stocks, such as those included in the S&P 500. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater  sensitivity to changing economic conditions.  These companies may have narrow product lines, markets or financial resources,  or  may  depend  on  a  limited  management  group.  The  companies'
securities may trade less  frequently  and have a smaller  trading  volume.  The securities may be traded only in the  over-the-counter  markets or on a regional securities  exchange.  In addition to  exhibiting  greater  volatility,  smaller capitalization  securities may, to some degree,  fluctuate  independently of the stocks of larger  capitalization  companies.  For example, the stocks of smaller capitalization  companies  may  decline in price as the price of larger  company stocks rise, or vice versa.

Unseasoned Companies
     Certain  Delaware  Investments  Funds  may  invest  in  relatively  new  or unseasoned  companies which are in their early stages of  development,  or small companies  positioned in new and emerging  industries  where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which a Delaware  Investments  Fund may invest may have  relatively small revenues,  limited product lines, and may have a small share of the market for their  products or services.  Small  companies may lack depth of management, they may be  unable  to  internally  generate  funds  necessary  for  growth  or potential  development or to generate such funds through  external  financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.  Due to these and other factors,  small  companies may suffer  significant  losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

Mortgage-Backed Securities
     In addition to mortgage-backed  securities issued or guaranteed by the U.S.
government,  its agencies or  instrumentalities,  certain  Delaware  Investments
Funds may also  invest  its  assets in  securities  issued by  certain  private, non-government corporations,  such as financial institutions,  if the securities are fully  collateralized  at the time of issuance by securities or certificates issued or guaranteed by the U.S. government,  its agencies or instrumentalities.
Two principal types of mortgage-backed  securities are  collateralized  mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

     CMOs are debt securities issued by U.S. government agencies or by financial institutions  and  other  mortgage  lenders  and  collateralized  by a  pool  of mortgages  held  under an  indenture.  CMOs are issued in a number of classes or series with different maturities.  The classes or series are retired in sequence as the  underlying  mortgages  are  repaid.  Prepayment  may  shorten the stated
maturity of the obligation and can result in a loss of premium,  if any has been paid.  Certain of these securities may have variable or floating  interest rates and others may be stripped  (securities  which  provide  only the  principal  or interest feature of the underlying security).

     Stripped mortgage  securities are usually  structured with two classes that receive different  proportions of the interest and principal  distributions on a pool of mortgage assets. A common type of stripped  mortgage  security will have one class  receiving  some of the  interest and most of the  principal  from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only"  class), while the other class will receive all of the principal (the  "principal-only"  class). The yield to maturity on an interest-only  class is extremely  sensitive  not only to changes in  prevailing
interest  rates  but  also  to  the  rate  of  principal   payments   (including
prepayments)  on the related  underlying  mortgage  assets,  and a rapid rate of principal payments may have a material adverse effect on a Delaware  Investments
Fund's yield to maturity.  If the underlying  mortgage assets experience greater than anticipated  prepayments of principal, a Delaware Investments Fund may fail to  fully  recoup  its  initial  investment  in  these  securities  even  if the securities are rated in the highest rating categories.

     Although   stripped   mortgage   securities   are  purchased  and  sold  by
institutional  investors  through  several  investment  banking  firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet been fully developed and,  accordingly, these  securities are generally  illiquid and to such extent,  together with any other illiquid investments, a Delaware Investment Fund will not exceed its limit in such securities.

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages  secured by an  interest  in real  property.  REMICs are  similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

     CMOs and REMICs issued by private  entities are not  government  securities and are not directly  guaranteed by any government  agency.  They are secured by the underlying  collateral of the private issuer.  Certain Delaware  Investments
Funds  will  invest  in such  private-backed  securities  only if they  are 100%
collateralized at the time of issuance by securities issued or guaranteed by the
U.S. government, its agencies or instrumentalities.

Mortgage Dollar Rolls
     Certain Delaware  Investments  Funds may enter into mortgage "dollar rolls"
in which the Delaware  Investments  Fund sells  mortgage-backed  securities  for delivery  in the  current  month  and  simultaneously  contracts  to  repurchase substantially similar (same type, coupon and maturity) securities on a specified future  date.  Dollar roll  transactions  consist of the sale by a Portfolio  of mortgage-backed securities,  together with a commitment to purchase similar, but not necessarily  identical,  securities at a future date. Any difference between the sale price and the  purchase  price is netted  against the  interest  income
foregone  on  the  securities  to  arrive  at  an  implied  borrowing   (reverse
repurchase)  rate.  Alternatively,  the sale  and  purchase  transactions  which constitute  the dollar roll can be  executed at the same price,  with a Delaware
Investments  Fund  being  paid a fee as  consideration  for  entering  into  the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Delaware Investments
Fund to buy a security. If the broker/dealer to whom a Delaware Investments Fund sells the security becomes insolvent,  such Delaware Investments Fund's right to purchase or repurchase the security may be restricted; the value of the security may change  adversely  over the term of the dollar  roll;  the  security  that a
Delaware  Investments  Fund is required to repurchase may be worth less than the security that the Delaware  Investments  Fund  originally  held,  and the return earned by the Delaware  Investments  Fund with the proceeds of a dollar roll may not exceed  transaction  costs.  The Delaware  Investments  Fund will place U.S.
government or other liquid,  high quality  assets in a segregated  account in an amount sufficient to cover its repurchase obligation.

Asset-Backed Securities
     Certain  Delaware  Investments  Funds may invest a portion of its assets in
asset-backed   securities.   The  rate  of  principal  payment  on  asset-backed
securities  generally depends on the rate of principal  payments received on the underlying assets. Such rate of payments may be affected by economic and various other  factors  such as  changes  in  interest  rates or, in the case of certain
Delaware  Investments  Funds,  the  concentration  of collateral in a particular geographic  area.  Therefore,  the yield may be  difficult to predict and actual yield to maturity  may be more or less than the  anticipated  yield to maturity.
The credit  quality of most  asset-backed  securities  depends  primarily on the credit quality of the assets  underlying such securities,  how well the entities issuing the  securities  are insulated from the credit risk of the originator or
affiliated  entities,   and  the  amount  of  credit  support  provided  to  the
securities.

     Asset-backed  securities are often backed by a pool of assets  representing the  obligations  of a number of  different  parties.  To lessen  the  effect of failures by obligors on underlying assets to make payments,  such securities may contain  elements  of  credit  support.  Such  credit  support  falls  into  two categories:  (i)  liquidity  protection,  and  (ii)  protection  against  losses resulting  from  ultimate  default  by an  obligor  on  the  underlying  assets.
Liquidity  protection  refers to the  provision  of  advances,  generally by the entity  administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely.  Protection  against losses resulting from ultimate  default  enhances the likelihood of payments of the  obligations on at least some of the assets in the pool.  Such  protection may be provided  through guarantees,  insurance  policies or letters of credit  obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Delaware Investments Funds will not pay any additional fees for such credit  support,  although the existence of credit support may increase the price of a security.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve  against future losses)
and "over collateralization"  (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit  support provided for each issue is generally based on historical  information respecting the  level of  credit  information  and  respecting  the  level of  credit  risk associated  with the  underlying  assets.  Delinquencies  or losses in excess of those  anticipated  could  adversely  affect the return on an investment in such issue.

Convertible Securities
     Certain Delaware  Investments  Funds may invest in convertible  securities, including  corporate  debentures,  bonds, notes and preferred stocks that may be converted  into or exchanged for common stock.  While  providing a  fixed-income stream  (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security),  a convertible security  also  affords the  investor  an  opportunity,  through its  conversion feature,  to  participate in the capital  appreciation  of the common stock into which it is  convertible.  As the market  price of the  underlying  common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not  experience  market  declines  to the same  extent as the  underlying common stock.  When the market price of the underlying  common stock  increases, the price of a convertible  security  tends to rise as a reflection of the value of the  underlying  common  stock.  To obtain  such a higher  yield,  a Delaware
Investments Fund may be required to pay for a convertible  security an amount in excess of the value of the underlying  common stock.  Common stock acquired by a
Delaware  Investments  Fund  upon  conversion  of a  convertible  security  will generally be held for so long as the respective  manager  anticipates such stock will provide a Delaware Investments Fund with opportunities which are consistent with a Delaware Investments Fund's investment objectives and policies.

     A  Delaware  Investments  Fund may invest not more than 5% of its assets in convertible  debentures that are rated below investment grade or are unrated but are determined by its investment manager to be of comparable quality.  Investing in convertible  debentures that are rated below  investment grade or unrated but of  comparable  quality  entails  certain  risks,  including the risk of loss of principal,  which  may be  greater  than the  risks  involved  in  investing  in investment grade convertible debentures.  Under rating agency guidelines,  lower rated securities and comparable unrated securities will likely have some quality and protective  characteristics  that are outweighed by large  uncertainties  or major risk exposures to adverse conditions.

     A Delaware  Investments  Fund may have  difficulty  disposing of such lower rated convertible  debentures because the trading market for such securities may be  thinner  than the market for higher  rated  convertible  debentures.  To the extent a secondary  trading market for these securities does exist, it generally is not as liquid as the secondary  trading  market for higher rated  securities.
The lack of a liquid secondary market as well as adverse  publicity with respect to these  securities,  may have an adverse impact on market price and a Delaware
Investments  Fund's  ability to dispose of  particular  issues in  response to a specific economic event such as a deterioration in the  creditworthiness  of the issuer.  The lack of a liquid secondary  market for certain  securities also may make it more difficult for a Delaware Investments Fund to obtain accurate market quotations for purposes of pricing such Delaware  Investments  Fund's  portfolio and  calculating  its net  asset  value.  The  market  behavior  of  convertible securities in lower rating categories is often more volatile than that of higher quality securities.  Lower quality convertible  securities are judged by Moody's and S&P to have speculative elements or characteristics;  their future cannot be considered as well assured and earnings and asset  protection may be moderate or poor in comparison to investment grade securities.

     In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business,  financial or economic conditions,  which could lead to  inadequate  capacity  to meet  timely  payments.  The market  values of securities  rated below  investment  grade tend to be more  sensitive to company specific  developments  and changes in  economic  conditions  than higher  rated securities.  Issuers of these  securities  are often highly  leveraged,  so that their ability to service their debt obligations  during an economic  downturn or during sustained periods of rising interest rates may be impaired.  In addition, such issuers may not have more  traditional  methods of  financing  available to them, and may be unable to repay debt at maturity by refinancing.

     Certain  Delaware  Investments  Funds may invest in  convertible  preferred stocks that offer enhanced yield features,  such as Preferred Equity  Redemption
Cumulative  Stock  ("PERCS"),  which provide an investor with the opportunity to earn higher  dividend  income than is available on a company's  common stock.  A
PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price.  Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity).  Under a typical  arrangement,  if after a  predetermined  number of years  the  issuer's common  stock is trading at a price below that set by the  capital  appreciation limit,  each PERCS would convert to one share of common stock. If, however,  the issuer's  common  stock is  trading  at a price  above  that set by the  capital appreciation  limit,  the holder of the PERCS would  receive  less than one full share of common  stock.  The  amount of that  fractional  share of common  stock received by the PERCS  holder is  determined  by  dividing  the price set by the capital  appreciation  limit of the PERCS by the  market  price of the  issuer's common  stock.  PERCS can be called at any time prior to maturity,  and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor.  This call premium  declines at a preset rate daily, up to the maturity date of the PERCS.

     Certain  Delaware  Investments  Funds  may also  invest  in other  enhanced convertible securities. These include but are not limited to ACES (Automatically
Convertible Equity  Securities),  PEPS  (Participating  Equity Preferred Stock),
PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock
Appreciation  Income Linked  Securities),  TECONS (Term Convertible Notes), QICS
(Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible
Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS generally have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation; they are typically issued with three to four-year maturities; they typically  have some built-in call  protection for the first two to three years;
investors have the right to convert them into shares of common stock at a preset conversion  ratio or hold them  until  maturity;  and upon  maturity,  they will automatically  convert to either cash or a specified  number of shares of common stock.

When-Issued and Delayed Delivery Securities
     Certain Delaware Investments Funds may purchase securities on a when-issued or delayed delivery basis. In such transactions,  instruments are purchased with payment  and  delivery  taking  place in the  future in order to secure  what is considered to be an advantageous  yield or price at the time of the transaction.
Delivery of and payment for these securities may take as long as a month or more after the date of the  purchase  commitment.  A Delaware  Investments  Fund will designate cash or securities in amounts  sufficient to cover its obligations and will value the designated assets daily. The payment  obligation and the interest rates that will be  received  are each fixed at the time a Delaware  Investments
Fund  enters  into the  commitment  and no  interest  accrues  to such  Delaware
Investments Fund until settlement. Thus, it is possible that the market value at the time of settlement  could be higher or lower than the purchase  price if the general level of interest rates has changed.

Combined Transactions
     Certain Delaware  Investments  Funds may enter into multiple  transactions, including multiple options transactions, multiple futures transactions, multiple currency  transactions  (including  forward  currency  contracts)  and  multiple interest rate transactions and any combination of futures, options, currency and interest  rate  transactions  ("component  transactions"),  instead  of a single transaction,  as part of a single or combined  strategy  when, in the opinion of the investment  manager,  it is in the best interests of a Delaware  Investments
Fund to do so. A combined transaction will usually contain elements of risk that
are  present  in  each  of  its  component   transactions.   Although   combined
transactions  are  normally  entered  into  based  on the  investment  manager's judgment  that the  combined  strategies  will  reduce  risk or  otherwise  more effectively  achieve the desired portfolio  management goal, it is possible that the combination  will instead  increase such risks or hinder  achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars
     Certain Delaware  Investments Funds may enter into interest rate,  currency and index swaps and the  purchase or sale of related  caps,  floors and collars.
The Delaware Investments Funds expect to enter into these transactions primarily to  preserve  a return or spread on a  particular  investment  or portion of its portfolio,  to protect against currency  fluctuations,  as a duration management technique  or to protect  against  any  increase  in the price of  securities  a
Delaware  Investments Fund anticipates  purchasing at a later date. The Delaware
Investments Funds intend to use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own
securities  or  other  instruments   providing  the  income  stream  a  Delaware
Investments  Fund may be  obligated  to pay.  Interest  rate swaps  involve  the exchange by a Delaware  Investments  Fund with another party of their respective commitments  to pay or receive  interest,  e.g.,  an exchange  of floating  rate payments for fixed rate payments with respect to a nominal  amount of principal.
A currency swap is an agreement to exchange  cash flows on a notional  amount of two or more currencies based on the relative value  differential  among them and an index swap is an agreement  to swap cash flows on a notional  amount based on changes in the values of the reference  indices.  The purchase of a cap entitles the purchaser to receive payments on a notional  principal amount from the party selling such cap to the extent that a specified  index  exceeds a  predetermined interest  rate or amount.  The  purchase of a floor  entitles  the  purchaser to receive  payments on a notional  principal  amount from the party  selling  such floor to the extent that a specified index falls below a predetermined  interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     A Delaware  Investments  Fund will usually enter into swaps on a net basis,
i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument,  with such Delaware  Investments Fund receiving  or  paying,  as the  case  may be,  only  the net  amount  of the two payments.  In as much as these swaps,  caps, floors and collars are entered into for good faith  hedging  purposes,  the  investment  managers  and the  Delaware
Investments  Funds believe such obligations do not constitute  senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing  restrictions.  A  Delaware  Investments  Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit  enhancements,  is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the investment manager. If there is a default by the counterparty,  a Delaware  Investments Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially  in recent  years  with a large  number  of banks  and  investment banking firms acting both as principals and as agent utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid. Caps,
floors  and  collars  are  more  recent   innovations  for  which   standardized
documentation has not yet been fully developed and,  accordingly,  they are less liquid than swaps.

Eurodollar Instruments
     Certain  Delaware  Investments  Funds may make  investments  in  Eurodollar
instruments.   Eurodollar  instruments  are  U.S.   dollar-denominated   futures
contracts or options  thereon which are linked to the London  Interbank  Offered
Rate ("LIBOR"), although foreign currency-denominated  instruments are available from time to time.  Eurodollar  futures  contracts enable purchasers to obtain a fixed  rate for the  lending  of funds and  sellers  to obtain a fixed  rate for borrowings.  A Delaware  Investments Fund might use Eurodollar futures contracts and options  thereon to hedge against  changes in LIBOR,  to which many interest rate swaps and fixed-income instruments are linked.

"Roll" Transactions
     Certain Delaware  Investments  Funds may engage in "roll"  transactions.  A
"roll"  transaction  is the sale of securities  together with a commitment  (for which a Delaware  Investments Fund may receive a fee) to purchase  similar,  but not  identical,  securities  at  a  future  date.  Under  the  1940  Act,  these transactions  may be  considered  borrowings  by a  Delaware  Investments  Fund;
accordingly,   a  Delaware   Investments  Fund  will  limit  its  use  of  these
transactions,  together with any other borrowings,  to no more than one-third of its total assets. A Delaware  Investments Fund will segregate liquid assets such as cash, U.S.  government  securities or other high grade debt obligations in an amount  sufficient  to meet their  payment  obligations  in these  transactions.
Although these transactions will not be entered into for leveraging purposes, to the extent an underlying fund's aggregate  commitments under these  transactions exceed its holdings of cash and securities  that do not fluctuate in value (such as short-term money market instruments), a Delaware Investments Fund temporarily will be in a leveraged  position  (i.e., it will have an amount greater than its net assets  subject  to market  risk).  Should  the  market  value of a Delaware
Investments Fund's portfolio  securities decline while such Delaware Investments
Fund is in a leveraged  position,  greater  depreciation of its net assets would likely  occur than were it not in such a  position.  As a  Delaware  Investments
Fund's aggregate commitments under these transactions  increase, the opportunity for leverage similarly increases.

Variable and Floating Rate Notes
     Variable rate master demand notes,  in which certain  Delaware  Investments
Funds may  invest,  are  unsecured  demand  notes that  permit the  indebtedness thereunder  to vary and provide for periodic  adjustments  in the interest  rate according to the terms of the instrument.  A Delaware  Investments Fund will not invest  over 5% of its assets in  variable  rate master  demand  notes.  Because
master  demand  notes  are  direct  lending   arrangements  between  a  Delaware
Investments Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Delaware Investments Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies,  issuers of variable amount master demand notes
(which  are  normally  manufacturing,   retail,  financial  and  other  business
concerns)  must  satisfy the same  criteria  as set forth  above for  commercial paper. In determining  average weighted  portfolio  maturity,  a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining  until the principal  amount can be recovered  from the issuer through demand.

     A variable rate note is one whose terms  provide for the  adjustment of its interest rate on set dates and which,  upon such  adjustment,  can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified  interest  rate changes and which,  at any time,  can  reasonably be expected to have a market value that  approximates its par value. Such notes are frequently not rated by credit rating  agencies;  however,  unrated variable and floating rate notes purchased by a Delaware  Investments Fund will be determined
by  such  Delaware   Investments  Fund's  investment  manager  under  guidelines established by the Board of  Directors/Trustees  to be of comparable  quality at the time of purchase to rated instruments eligible for purchase under a Delaware
Investments  Fund's  investment  policies.  In making such  determinations,  the investment  manager  will  consider  the  earning  power,  cash  flow and  other liquidity  ratios of the issuers of such notes (such issuers include  financial, merchandising,  bank holding and other companies) and will continuously  monitor their financial condition. Although there may be no active secondary market with respect to a particular  variable or floating rate note  purchased by a Delaware
Investments  Fund,  such Delaware  Investments  Fund may re-sell the note at any time to a third party. The absence of such an active secondary market,  however, could  make it  difficult  for a  Delaware  Investments  Fund to  dispose of the variable  or  floating  rate note  involved  in the event the issuer of the note defaulted on its payment  obligations,  and the Delaware Investments Fund could, for this or other reasons, suffer a loss to the extent of the default.  Variable or floating rate notes may be secured by bank letters of credit.

     Variable  and  floating  rate notes for which no readily  available  market exists will be purchased in an amount which, together with securities with legal or contractual  restrictions on resale or for which no readily  available market exists (including repurchase agreements providing for settlement more than seven days after  notice),  exceed 10% of a Delaware  Investments  Fund's total assets only if such  notes  are  subject  to a demand  feature  that will  permit  such
Delaware  Investments  Fund to demand payment of the principal within seven days after demand by a Delaware Investments Fund. If not rated, such instruments must be found by a Delaware  Investments  Fund's investment  manager under guidelines established by the Board of  Directors/Trustees,  to be of comparable quality to instruments that are rated high quality.  A rating may be relied upon only if it is provided by a nationally  recognized  statistical rating organization that is not  affiliated  with  the  issuer  or  guarantor  of  the  instruments.  For  a description of the rating symbols of S&P and Moody's used in this paragraph, see the  Prospectuses.  A  Delaware  Investments  Fund may also  invest in  Canadian
Commercial Paper which is commercial paper issued by a Canadian corporation or a
Canadian  counterpart  of a U.S.  corporation  and in  Europaper  which  is U.S.
dollar-denominated commercial paper of a foreign issuer.

Municipal Securities
     Municipal  Securities  are  issued  to  obtain  funds  for  various  public purposes,  including the construction of a wide range of public  facilities such as bridges, highways, roads, schools, water and sewer works and other utilities.
Other  public  purposes for which  Municipal  Securities  may be issued  include
refunding  outstanding  obligations,   obtaining  funds  for  general  operating
expenses  and  obtaining  funds  to  lend  to  other  public   institutions  and
facilities.  In addition,  certain debt obligations  known as "private  activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain  funds to  provide  certain  water,  sewage and solid  waste  facilities, qualified  residential  rental projects,  certain local electric,  gas and other heating or cooling facilities, qualified hazardous waste facilities,  high-speed intercity rail facilities, government-owned airports, docks and wharves and mass
commuting   facilities,   certain   qualified   mortgages,   student   loan  and
redevelopment bonds and bonds used for certain organizations exempt from federal income  taxation.  Certain debt  obligations  known as  "industrial  development bonds"  under  prior  federal  tax law may have  been  issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities,  sports  facilities,  industrial  parks,  convention  or trade  show facilities,  airport,  mass transit,  port or parking  facilities,  air or water pollution  control  facilities,  sewage or solid waste  disposal  facilities and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction,  improvement, equipment or repair of privately-operated  industrial,  distribution,  research or commercial facilities  may also be  Municipal  Securities,  but the size of such  issues is limited under current and prior federal tax law.

     Information   about  the  financial   condition  of  issuers  of  Municipal
Securities  may be less  available  than  about  corporations  with a  class  of securities  registered  under the  Securities  Exchange  Act of 1934 (the  "1934
Act").

Foreign Securities
     A  Portfolio  may be subject to foreign  withholding  taxes on income  from
certain  foreign   securities.   This  in  turn,   could  reduce  a  Portfolio's
distributions paid to shareholders.

     Investors  should  recognize  that  investing in foreign  issuers  involves certain considerations, including those set forth in the Prospectuses, which are not typically  associated  with  investing in United States  issuers.  Since the stocks of foreign  companies are frequently  denominated in foreign  currencies, and since a Delaware  Investments Fund may temporarily hold uninvested  reserves in bank  deposits in foreign  currencies,  a Delaware  Investments  Fund will be affected  favorably or  unfavorably by changes in currency rates and in exchange control regulations,  and may incur costs in connection with conversions between various  currencies.  The investment  policies of certain  Delaware  Investments
Funds permit it to enter into forward  foreign  currency  exchange  contracts in order to hedge  those  Delaware  Investments  Funds'  holdings  and  commitments against changes in the level of future currency rates. Such contracts involve an obligation  to purchase or sell a specific  currency at a future date at a price set at the time of the contract.

     A Delaware  Investments Fund may be subject to foreign withholding taxes on income from certain foreign  securities.  This, in turn, could reduce a Delaware
Investments Fund's distributions paid to shareholders.  Special rules govern the federal income tax treatment of certain  transactions  denominated in terms of a currency  other than the U.S.  dollar or determined by reference to the value of one or more  currencies  other than the U.S.  dollar.  The types of transactions
covered  by  the  special  rules  generally  include  the  following:   (i)  the
acquisition  of, or becoming the obligor under, a bond or other debt  instrument
(including,  to the extent provided in Treasury  Regulations,  preferred stock);
(ii) the  accruing of certain  trade  receivables  and  payables;  and (iii) the entering into or acquisition of any forward contract,  futures contract,  option and similar financial instruments other than any "regulated futures contract" or
"non-equity  option" marked to market.  The disposition of a currency other than the U.S. dollar by a U.S.  taxpayer is also treated as a transaction  subject to the special currency rules. However, foreign currency-related  regulated futures contracts  and  non-equity  options  are  generally  not  subject to the special currency  rules,  if they are or would be treated as sold for their fair  market value at year-end under the marking to market rules  applicable to other futures contracts,  unless an election is made to have such currency  rules apply.  With respect to transactions  covered by the special rules,  foreign currency gain or loss  is  calculated  separately  from  any  gain  or  loss  on  the  underlying transaction  and is normally  taxable as ordinary  gain or loss.  A taxpayer may elect to treat as capital  gain or loss  foreign  currency  gain or loss arising from certain identified  forward  contracts,  futures contracts and options that are  capital  assets  in the hands of the  taxpayer  and which are not part of a straddle.  Certain  transactions  subject to the special currency rules that are part of a "section 988 hedging  transaction" (as defined in the Internal Revenue
Code of 1986,  as amended,  (the "Code") and the Treasury  Regulations)  will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of  integrating  and treating a transaction  as a single  transaction  are generally to create a synthetic  debt
instrument  that  is  subject  to  the  original  discount  provisions.   It  is
anticipated that some of the non-U.S. dollar denominated investments and foreign currency  contracts a Delaware  Investments  Fund may make or enter into will be subject to the special currency rules described above.

Foreign Currency Transactions
     Certain Delaware  Investments  Funds may purchase or sell currencies and/or engage in forward foreign currency  transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

     Forward  foreign  currency  contracts  are traded in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions  are charged at any stage for trades.  A Delaware  Investments  Fund will  account  for  forward  contracts  by marking  to market  each day at daily exchange rates.

     When a Delaware  Investments  Fund enters into a forward  contract to sell, for a fixed amount of U.S. dollars or other appropriate currency,  the amount of foreign currency  approximating the value of some or all of a Portfolio's assets denominated in such foreign currency,  a Delaware  Investments  Fund's Custodian
Bank or  subcustodian  will place cash or liquid high grade debt securities in a separate  account of such Delaware  Investments  Fund in an amount not less than the value of such  Delaware  Investments  Fund's total  assets  committed to the consummation  of such forward  contracts.  If the additional  cash or securities placed in the separate account  declines,  additional cash or securities will be placed in the  account on a daily  basis so that the value of the  account  will equal the amount of a Delaware  Investments  Fund's  commitments with respect to such contracts.

Depositary Receipts
     Certain Delaware Investments Funds may make foreign investments through the purchase and sale of  sponsored  or  unsponsored  American  Depositary  Receipts
("ADRs") and European and Global Depositary  Receipts  ("Depositary  Receipts").
ADRs are  receipts  typically  issued  by a U.S.  bank or trust  company,  while
Depositary  Receipts  are issued by a foreign  bank or trust  company.  ADRs and
Depositary  Receipts  evidence  ownership of underlying  securities  issued by a foreign corporation. "Sponsored" ADRs and Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored"
ADRs and Depositary  Receipts are issued without  participation of the issuer of the deposited  security.  Holders of unsponsored  ADRs and  Depositary  Receipts generally  bear  all the  costs  of such  facilities  and the  depository  of an unsponsored facility frequently is under no obligation to distribute shareholder communications  received  from the issuer of the  deposited  security or to pass through  voting  rights  to the  holders  of such  receipts  in  respect  of the deposited  securities.  Therefore,  there  may  not  be  a  correlation  between information  concerning  the issuer of the  security  and the market value of an unsponsored ADR or Depositary Receipt.

Options
     Certain  Delaware  Investments  Funds may write  call  options on a covered basis only,  purchase call  options,  write secured put options and purchase put options,  and will not  engage  in option  writing  strategies  for  speculative purposes.

     Certain  Delaware  Investments  Funds may invest in options that are either listed on U.S.  or  recognized  foreign  exchanges  or traded  over-the-counter.
Certain  over-the-counter  options may be illiquid. Thus, it may not be possible to close  options  positions  and this may have an adverse  impact on a Delaware
Investments Fund's ability to effectively hedge its securities.

     Covered  Call  Writing  --  Certain  Delaware  Investments  Funds may write covered call options from time to time on such portion of its portfolio, without limit, as the investment  manager determines is appropriate in seeking to obtain a Delaware  Investments  Fund's  investment  objective.  A call option gives the purchaser  of such  option  the  right to buy,  and the  writer,  in this case a
Delaware Investments Fund, has the obligation to sell the underlying security at the  exercise  price  during  the option  period.  The  advantage  to a Delaware
Investments   Fund  of  writing  covered  call  options  is  that  the  Delaware
Investments Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security.  However, if the  security  rises  in  value,  a  Delaware  Investments  Fund  may not  fully participate in the market appreciation.

     During the option  period,  a covered call option writer may be assigned an exercise  notice by the  broker/dealer  through  whom such call  option was sold requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such  earlier time in which the writer  effects a closing  purchase transaction.  A closing purchase  transaction cannot be effected with respect to an option  once the  option  writer has  received  an  exercise  notice for such option.

     With  respect to both  options on actual  portfolio  securities  owned by a
Delaware  Investments Fund and options on stock indices, a Delaware  Investments
Fund  may  enter  into  closing  purchase   transactions.   A  closing  purchase
transaction  is one in which a Delaware  Investments  Fund,  when obligated as a writer of an option,  terminates  its  obligation by purchasing an option of the same series as the option previously written.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being  called,  to permit  the sale of the  underlying  security  or to enable a
Delaware  Investments  Fund to  write  another  call  option  on the  underlying security with either a different  exercise  price or expiration  date or both. A
Delaware Investments Fund may realize a net gain or loss from a closing purchase transaction  depending  upon  whether  the net  amount of the  original  premium received  on the call  option  is more or less  than the cost of  effecting  the
closing  purchase   transaction.   Any  loss  incurred  in  a  closing  purchase
transaction may be partially or entirely  offset by the premium  received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or  partially  offset by  unrealized  appreciation  in the market value of the underlying  security.  Conversely,  a gain resulting from a closing purchase  transaction  could be offset  in whole or in part by a decline  in the market value of the underlying security.

     If a call option  expires  unexercised,  a Delaware  Investments  Fund will realize a  short-term  capital  gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying  security during the option period. If a call option is  exercised,  a Delaware  Investments  Fund will realize a gain or loss from the sale of the underlying  security  equal to the  difference  between the cost of the  underlying  security,  and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

     The market value of a call option generally reflects the market price of an underlying  security.  Other principal  factors  affecting  market value include supply and  demand,  interest  rates,  the price  volatility  of the  underlying security and the time remaining until the expiration date.

     A  Delaware  Investments  Fund will write  call  options  only on a covered basis,  which means that the Delaware  Investments  Fund will own the underlying security  subject to the call  option at all times  during  the  option  period.
Unless a closing purchase  transaction is effected,  a Delaware Investments Fund would be required to continue to hold a security  which it might  otherwise wish to sell,  or deliver a  security  it would  want to hold.  Options  written by a
Delaware  Investments  Fund will normally have expiration  dates between one and nine months from the date  written.  The exercise  price of a call option may be below, equal to or above the current market value of the underlying  security at the time the option is written.

     Purchasing Call Options -- Certain Delaware  Investments Funds may purchase call options to the extent that premiums paid by a Delaware  Investments Fund do not  aggregate  more than 2% of that Delaware  Investments  Fund's total assets.
When a  Delaware  Investments  Fund  purchases  a call  option,  in return for a premium paid by a Delaware  Investments  Fund to the writer of the option,  such
Delaware  Investments Fund obtains the right to buy the security  underlying the option at a specified  exercise price at any time during the term of the option.
The writer of the call option, who receives the premium upon writing the option, has the  obligation,  upon  exercise  of the option,  to deliver the  underlying security against payment of the exercise price. The advantage of purchasing call options is that a Delaware Investments Fund may alter portfolio  characteristics and modify  portfolio  maturities  without  incurring the cost  associated  with portfolio transactions.

     A Delaware  Investments Fund may,  following the purchase of a call option, liquidate  its  position  by  effecting  a  closing  sale  transaction.  This is accomplished  by selling an option of the same  series as the option  previously purchased. A Delaware Investments Fund will realize a profit from a closing sale transaction  if the price  received on the  transaction is more than the premium paid to purchase the  original  call option;  a Delaware  Investments  Fund will realize a loss from a closing  sale  transaction  if the price  received  on the transaction is less than the premium paid to purchase the original call option.

     Although a Delaware  Investments  Fund will  generally  purchase only those call options for which there appears to be an active secondary market,  there is no assurance  that a liquid  secondary  market on an Exchange will exist for any particular  option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing  transactions  in  particular  options,  with the result that a Delaware
Investments  Fund would have to  exercise  its  options in order to realize  any profit and would incur brokerage  commissions  upon the exercise of such options and  upon the  subsequent  disposition  of the  underlying  securities  acquired through  the  exercise  of  such  options.  Further,  unless  the  price  of the underlying security changes sufficiently,  a call option purchased by a Delaware
Investments Fund may expire without any value to the Delaware Investments Fund.

     Writing  Put  Options  -- A  Delaware  Investments  Fund may also write put options on a secured basis which means that such Delaware  Investments Fund will maintain in a segregated  account with its  custodian,  cash or U.S.  government securities  in an amount not less than the  exercise  price of the option at all times during the option period. The amount of cash or U.S. government securities held in the  segregated  account  will be  adjusted  on a daily basis to reflect changes in the market value of the securities  covered by the put option written by a Delaware Investments Fund. Secured put options will generally be written in circumstances  where the  investment  manager  wishes to purchase the underlying security for a Delaware  Investments  Fund's portfolio at a price lower than the current market price of the security.  In such event,  the Delaware  Investments
Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

     Following the writing of a put option, a Delaware Investments Fund may wish to  terminate  the  obligation  to buy the  security  underlying  the  option by effecting a closing  purchase  transaction.  This is  accomplished  by buying an option  of the  same  series  as  the  option  previously  written.  A  Delaware
Investments Fund may not,  however,  effect such a closing  transaction after it has been notified of the exercise of the option.

     Purchasing Put Options -- Certain Delaware  Investments Funds may invest in put  options.  A Delaware  Investments  Fund will,  at all times during which it holds a put option, own the security covered by such option.

     Certain  Delaware  Investments  Funds may  purchase put options in order to protect  against a decline in the market value of the underlying  security below the exercise price less the premium paid for the option ("protective puts"). The ability to  purchase  put  options  will allow a  Delaware  Investments  Fund to protect an unrealized gain in an appreciated  security in its portfolio  without actually  selling  the  security.  If the  security  does not drop in  value,  a
Delaware  Investments  Fund will lose the value of the premium  paid. A Delaware
Investments  Fund may sell a put option which it has previously  purchased prior to the sale of the securities  underlying such option. Such sales will result in a net gain or loss depending on whether the amount  received on the sale is more or less than the  premium  and other  transaction  costs  paid on the put option which is sold.

     A Delaware  Investments  Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, a Delaware Investments Fund may enter into closing sale  transactions.  A closing sale transaction is one in which a  Delaware  Investments  Fund,  when it is the  holder of an  outstanding option,  liquidates  its position by selling an option of the same series as the option previously purchased.

     Over-the-Counter  Options  and  Illiquid  Securities  --  Certain  Delaware
Investments  Funds may deal in  over-the-counter  ("OTC") options.  The Delaware
Investments  Funds  understand  the  position of the staff of the SEC to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid  securities.  Certain Delaware  Investments  Funds and their investment managers  disagree with this position and have found the dealers with which they engage  in OTC  options  transactions  generally  agreeable  to and  capable  of entering into closing transactions.  The Delaware Investments Funds have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of the portfolio.

     As part of these procedures certain Delaware  Investments Funds will engage
in  OTC  options   transactions   only  with  primary  dealers  that  have  been
specifically  approved by the Board of  Directors/Trustees,  and the  investment managers believe that the approved dealers should be agreeable and able to enter into closing  transactions if necessary and,  therefore,  present minimal credit risks to a Delaware  Investments  Fund. A Delaware  Investments Fund anticipates entering  into  written  agreements  with those  dealers  to whom such  Delaware
Investments  Fund  may  sell  OTC  options,  pursuant  to  which  such  Delaware
Investments  Fund would have the absolute  right to  repurchase  the OTC options from such  dealers at any time at a price  determined  pursuant to a formula set forth in  certain  no action  letters  published  by the SEC  staff.  A Delaware
Investments  Fund will not  engage in OTC  options  transactions  if the  amount invested by the Delaware  Investments  Fund in OTC options plus, with respect to
OTC options written by the Delaware Investments Fund, the amounts required to be treated as illiquid  pursuant to the terms of such letters (and the value of the assets used as cover with  respect to OTC option  sales which are not within the scope of such  letters),  plus the amount  invested by the Delaware  Investments
Fund in illiquid securities, would exceed 15% of the Delaware Investments Fund's total assets.  OTC options on securities other than U.S.  government  securities may not be  within  the  scope of such  letters  and,  accordingly,  the  amount invested by a Delaware  Investments Fund in OTC options on such other securities and the value of the  assets  used as cover with  respect  to OTC  option  sales regarding such non-U.S.  government  securities  will be treated as illiquid and subject to the limitation on a Delaware  Investments  Fund's net assets that may be invested in illiquid securities.

     Options on Foreign  Currencies -- Certain  Delaware  Investments  Funds may
purchase  and write  options on foreign  currencies  for  hedging  purposes in a manner  similar to that in which  futures  contracts on foreign  currencies,  or forward contracts,  will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio  securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains  constant.  In order to protect against such diminutions in the value of portfolio  securities,  a Delaware  Investments Fund may purchase put options on the foreign  currency.  If the value of the currency  does  decline,  a Delaware
Investments Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset,  in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely,  where  a rise in the  dollar  value  of a  currency  in  which securities to be acquired are denominated is projected,  thereby  increasing the cost of such securities,  a Delaware  Investments Fund may purchase call options thereon.  The purchase of such options could  offset,  at least  partially,  the effects of the adverse movement in exchange rates. As in the case of other types of options,  however,  the benefit to a Delaware  Investments Fund deriving from purchases  of  foreign  currency  options  will be  reduced by the amount of the premium and related  transaction  costs.  In addition,  where currency  exchange rates do not move in the  direction  or to the  extent  anticipated,  a Delaware
Investments  Fund could  sustain  losses on  transactions  in  foreign  currency options  which  would  require it to forego a portion or all of the  benefits of advantageous changes in such rates.

     A Delaware Investments Fund may write options on foreign currencies for the same types of hedging purposes.  For example,  where a Delaware Investments Fund anticipates  a decline  in the  dollar  value of  foreign  currency  denominated securities due to adverse  fluctuations in exchange rates, it could,  instead of purchasing a put option,  write a call option on the relevant  currency.  If the expected decline occurs,  the option will most likely not be exercised,  and the diminution in the value of portfolio  securities will be offset by the amount of the premium received.

     Similarly,  instead  of  purchasing  a call  option  to  hedge  against  an anticipated increase in the dollar cost of securities to be acquired, a Delaware
Investments  Fund could write a put option on the relevant  currency  which,  if rates  move in the  manner  projected,  will  expire  unexercised  and allow the
Delaware  Investments  Fund to hedge such increased cost up to the amount of the premium.  As in the case of other  types of options,  however,  the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.  If this does not occur,  the option may be  exercised  and a Delaware  Investments  Fund would be required to purchase or sell the underlying  currency at a loss which may not be offset by the amount of the  premium.  Through the writing of options on foreign currencies,  a Delaware Investments Fund also may be required to forego all or a portion of the benefit which might  otherwise  have been obtained from favorable movements in exchange rates.

     Certain Delaware  Investments Funds intend to write covered call options on foreign  currencies.  A call option written on a foreign  currency by a Delaware
Investments  Fund  is  "covered"  if the  Delaware  Investments  Fund  owns  the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash  consideration held in a segregated account by the Custodian
Bank)  upon  conversion  or  exchange  of  other  foreign  currency  held in its portfolio.  A call option is also covered if a Delaware  Investments  Fund has a call on the same foreign  currency and in the same principal  amount as the call written  where the exercise  price of the call held (a) is equal to or less than the  exercise  price of the call  written,  or (b) is greater  than the exercise price  of the  call  written  if the  difference  is  maintained  by a  Delaware
Investments Fund in cash, U.S. government  securities or other high-grade liquid debt securities in a segregated account with its Custodian Bank.

     With  respect to writing put  options,  at the time the put is  written,  a
Delaware Investments Fund will establish a segregated account with its Custodian
Bank consisting of cash, U.S.  government  securities or other high-grade liquid debt  securities  in an  amount  equal  in  value  to the  amount  the  Delaware
Investments  Fund will be required to pay upon  exercise of the put. The account will be  maintained  until the put is  exercised,  has  expired,  or a  Delaware
Investments  Fund has  purchased  a  closing  put of the same  series as the one previously written.

     In order to  comply  with the  securities  laws of one  state,  a  Delaware
Investments  Fund will not write put or call options if the  aggregate  value of
the  securities  underlying  the  calls  or  obligations   underlying  the  puts
determined  as of the  date the  options  are sold  exceed  25% of the  Delaware
Investments  Fund's  net  assets.   Should  state  laws  change  or  a  Delaware
Investments  Fund  receives  a waiver of their  application  for,  the  Delaware
Investments Funds reserve the right to increase this percentage.

     Options on Stock  Indices -- A stock index assigns  relative  values to the common stocks included in the index with the index  fluctuating  with changes in the market values of the underlying common stock.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium  received,  to make delivery of this amount.  Gain or loss to a Delaware
Investments  Fund on  transactions  in stock index  options will depend on price movements in the stock market generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with stock options, a Delaware  Investments Fund may offset its position in  stock  index  options  prior  to  expiration  by  entering  into  a  closing transaction on an Exchange or it may let the option expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
S&P 500 Index or the NYSE Composite Index(R), or a narrower market index such as the S&P 100 Index.  Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the  Computer  and  Business  Equipment  Index.
Options on stock indices are currently  traded on the following  Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American
Stock Exchange.

     The effectiveness of purchasing or writing stock index options as a hedging technique  will depend upon the extent to which  price  movements  in a Delaware
Investments  Fund's portfolio  correlate with price movements of the stock index selected.  Because the value of an index option  depends  upon  movements in the level of the  index  rather  than the  price of a  particular  stock,  whether a
Delaware  Investments  Fund will  realize a gain or loss  from the  purchase  or writing of  options on an index  depends  upon  movements  in the level of stock prices in the stock market generally or, in the case of certain  indices,  in an industry or market  segment,  rather than movements in the price of a particular stock.  Since a Delaware  Investments  Fund's  portfolio  will not duplicate the components  of an index,  the  correlation  will not be exact.  Consequently,  a
Delaware Investments Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the  hedging  instrument.  It is also possible  that there may be a negative  correlation  between  the index or other securities  underlying the hedging  instrument and the hedged  securities  which would  result  in a loss on both such  securities  and the  hedging  instrument.
Accordingly,  successful  use of options on stock indices will be subject to the investment  manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry.  This requires different skills and techniques than predicting changes in the price of individual stocks.

     Positions  in stock  index  options  may be closed out only on an  Exchange which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions could have an adverse impact on a Delaware  Investments Fund's ability to effectively hedge its securities. A Delaware Investments Fund will enter into an option  position  only if there appears to be a liquid  secondary  market for such options.

     The Delaware  Investments  Funds will not engage in transactions in options on stock  indices  for  speculative  purposes  but only to protect  appreciation attained,  to offset  capital  losses  and to take  advantage  of the  liquidity available in the option markets.

Futures
     Certain  Delaware  Investments  Funds  may  enter  into  contracts  for the purchase or sale for future delivery of securities or foreign currencies.  While futures contracts provide for the delivery of securities,  deliveries usually do not occur.  Contracts  are  generally  terminated by entering into an offsetting transaction. When a Delaware Investments Fund enters into a futures transaction, it must  deliver to the futures  commission  merchant  selected by the  Delaware
Investments  Fund an amount  referred  to as  "initial  margin."  This amount is maintained  by the  futures  commission  merchant  in an  account  at a Delaware
Investments Fund's Custodian Bank. Thereafter,  a "variation margin" may be paid by a Delaware  Investments  Fund to, or drawn by the Delaware  Investments  Fund from, such account in accordance with controls set for such accounts,  depending upon changes in the price of the  underlying  securities  subject to the futures contract.

     In  addition,   when  a  Delaware   Investments  Fund  engages  in  futures
transactions,  to the extent  required  by the SEC,  it will  maintain  with its
Custodian Bank,  assets in a segregated  account to cover its  obligations  with respect to such contracts,  which assets will consist of cash, cash  equivalents or high quality  debt  securities  from its  portfolio in an amount equal to the difference  between the fluctuating  market value of such futures  contracts and the aggregate value of the margin payments made by the Delaware Investments Fund with respect to such futures contracts.

     Certain Delaware Investments Funds may enter into such futures contracts to protect  against  the  adverse  affects of  fluctuations  in interest or foreign exchange  rates  without  actually  buying or selling the  securities or foreign currency.  For example,  if interest rates are expected to increase,  a Delaware
Investments  Fund  might  enter  into  futures  contracts  for the  sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Delaware  Investments  Fund. If interest rates did increase,  the value of the debt  securities  in the  portfolio  would decline,  but the value of the futures contracts to a Delaware  Investments Fund would increase at  approximately  the same rate,  thereby  keeping the net asset value of such Delaware  Investments  Fund from declining as much as it otherwise would have.  Similarly,  when it is expected  that  interest  rates may decline, futures  contracts  may be  purchased  to hedge in  anticipation  of  subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures  contracts  should be  similar to those of debt  securities,  a Delaware
Investments  Fund could take advantage of the anticipated  rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures  contracts  could be liquidated and such Delaware  Investments
Fund could then buy debt securities on the cash market.

     With respect to options on futures contracts,  when a Delaware  Investments
Fund is not fully invested,  it may purchase a call option on a futures contract to hedge against a market advance due to declining  interest rates. The purchase of a call  option on a futures  contract  is  similar  in some  respects  to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt  securities.  As with the purchase of futures contracts,  when a Delaware Investments Fund is not fully  invested,  it may  purchase a call option on a futures  contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures  contract  constitutes  a partial hedge against the declining  price of the security or foreign  currency which is deliverable upon exercise of the futures  contract.  If the futures price at the expiration  of the option is below the exercise  price,  a Delaware  Investments
Fund will retain the full amount of the option  premium which provides a partial hedge against any decline that may have  occurred in such  Delaware  Investments
Fund's  portfolio  holdings.  The writing of a put option on a futures  contract constitutes  a partial  hedge  against the  increasing  price of the security or foreign currency which is deliverable upon exercise of the futures contract.  If the futures  price at the  expiration  of the option is higher than the exercise price,  a Delaware  Investments  Fund will  retain the full amount of the option premium  which  provides a partial  hedge  against any  increase in the price of securities which such Delaware Investments Fund intends to purchase.

     If a put or  call  option  a  Delaware  Investments  Fund  has  written  is exercised,  such  Delaware  Investments  Fund will  incur a loss  which  will be reduced by the amount of the  premium it  receives.  Depending  on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Delaware Investments Fund's losses from existing  options on futures  may, to some  extent,  be reduced or  increased by changes in the value of portfolio securities.  The purchase of a put option on a futures  contract is similar in some respects to the purchase of protective puts on portfolio securities.  For example, a Delaware Investments Fund will purchase a put option on a futures  contract to hedge such  Delaware  Investments  Fund's portfolio against the risk of rising interest rates.

     To the extent  that  interest  rates  move in an  unexpected  direction,  a
Delaware  Investments  Fund may not achieve the anticipated  benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Delaware  Investments Fund is hedged against the possibility of an increase in interest rates which would adversely  affect the price of securities held in its portfolio and interest rates decrease  instead,  the Delaware  Investments  Fund will lose part or all of the benefit of the  increased  value of its  securities which it has because it will have offsetting losses in its futures position.  In addition, in such situations,  if the Delaware Investments Fund had insufficient cash,  it may be required to sell  securities  from its  portfolio to meet daily variation  margin  requirements.  Such  sales of  securities  may,  but will not necessarily,  be at increased prices which reflect the rising market. A Delaware
Investments  Fund may be  required to sell  securities  at a time when it may be disadvantageous to do so.

     Further,  with  respect  to  options  on  futures  contracts,   a  Delaware
Investments  Fund may seek to close out an option  position by writing or buying an offsetting  position  covering the same  securities or contracts and have the same exercise price and expiration  date. The ability to establish and close out positions on options will be subject to the  maintenance  of a liquid  secondary market, which cannot be assured.

Futures Contracts and Options on Futures Contracts
     Certain  Delaware  Investments  Funds may enter into  futures  contracts on stocks and stock indices,  purchase and sell options on such futures,  and enter into closing  transactions with respect to those activities.  A futures contract may be  purchased  and sold only on an exchange,  known as a "contract  market,"
designated by the Commodity  Futures Trading  Commission for the trading of such contract,  and only through a registered futures commission  merchant which is a member of such  contract  market.  A commission  must be paid on each  completed purchase and sale transaction.

     When a Delaware Investments Fund enters into a futures transaction, it must deliver to the futures  commission  merchant  selected an amount  referred to as
"initial margin." This amount is maintained by the futures  commission  merchant in an account at a Delaware  Investments  Fund's custodian bank.  Thereafter,  a
"variation  margin" may be paid by a Delaware  Investments  Fund to, or drawn by the Delaware Investments Fund from, such account in accordance with controls set for such  accounts,  depending  upon  changes  in the  price  of the  underlying securities subject to the futures contract.

     Although  futures  contracts by their terms  generally  call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the  contractual  obligation  is fulfilled  before the date of the contract  without  having  to  make  or  take  such  delivery.  The  contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical  futures  contract calling for delivery in the same month.
Such a transaction,  which is effected through a member of an exchange,  cancels the  obligation to make or take, as the case may be,  delivery of the securities or cash value of the index underlying the contractual  obligations.  At the time such transaction is effected,  a final determination of variation margin is made and any loss  experienced  by a  Delaware  Investments  Fund must be paid to the contract market clearing house while any profit due to the Delaware  Investments
Fund must be delivered to it.

     Positions taken in futures  markets are not normally held to maturity,  but instead liquidated through offsetting  transactions which may result in a profit or a loss. While a Delaware  Investments  Fund's futures contracts on securities will usually be liquidated  in this manner,  the Delaware  Investments  Fund may instead make or take delivery of the underlying  securities  whenever it appears economically  advantageous  to do so. The  clearing  house  associated  with the market on which futures on the securities are traded  guarantees  that, if still open, the sale or purchase will be performed on settlement date.

     A  Delaware  Investments  Fund may enter  into such  futures  contracts  to protect  against  the adverse  affects of  fluctuations  in  security  prices or interest rates without  actually buying or selling the securities.  For example, if interest rates are expected to increase,  a Delaware  Investments  Fund might enter into futures contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent  value of the debt securities in the portfolio  owned by a Delaware  Investments  Fund. If interest  rates did increase,  the value of the debt securities in the portfolio would decline,  but the value of the futures contracts to a Delaware Investments Fund would increase at  approximately  the same rate,  thereby  keeping  the net asset  value of the
Delaware  Investments  Fund from  declining as much as it otherwise  would have.
Similarly,  when  it is  expected  that  interest  rates  may  decline,  futures contracts may be purchased to hedge in anticipation  of subsequent  purchases of securities  at higher  prices.  Since the  fluctuations  in the value of futures contracts should be similar to those of debt securities,  a Delaware Investments
Fund could take advantage of the  anticipated  rise in value of debt  securities without actually buying them until the market had stabilized.  At that time, the futures contracts could be liquidated and a Delaware Investments Fund could then buy debt securities on the cash market.

     With respect to options on futures contracts,  when a Delaware  Investments
Fund is not fully invested,  it may purchase a call option on a futures contract to hedge against a market advance due to declining  interest rates. The purchase of a call  option on a futures  contract  is  similar  in some  respects  to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

     The writing of a call option on a futures  contract  constitutes  a partial hedge  against the declining  price of the security  which is  deliverable  upon exercise of the futures contract.  If the futures price at the expiration of the option is below the exercise price, a Delaware  Investments Fund will retain the full amount of the option  premium  which  provides a partial  hedge against any decline that may have occurred in such  Delaware  Investments  Fund's  portfolio holdings.  The  writing  of a put  option on a futures  contract  constitutes  a partial hedge against the increasing  price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Delaware  Investments  Fund will retain the full  amount of the option  premium  which  provides a partial  hedge against any increase in the price of securities which such Delaware  Investments
Fund intends to purchase.

     Call and put  options  on stock  index  futures  are  similar to options on securities  except  that,  rather  than the right to purchase or sell stock at a specified  price,  options on a stock index  future give the holder the right to receive cash. Upon exercise of the option,  the delivery of the futures position by the writer of the option to the holder of the option will be  accompanied  by delivery of the accumulated balance in the writer's futures margin account which represents  the amount by which the market  price of the  futures  contract,  at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the  exercise  price of the futures  contract.  If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the  difference  between the exercise price of the option and the closing price of the futures contract on the expiration date.

     If a put or call option  which a Delaware  Investments  Fund has written is exercised,  such  Delaware  Investments  Fund will  incur a loss  which  will be reduced by the amount of the  premium it  receives.  Depending  on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Delaware Investments Fund's losses from existing  options on futures  may, to some  extent,  be reduced or  increased by changes in the value of portfolio securities.  The purchase of a put option on a futures  contract is similar in some respects to the purchase of protective puts on portfolio securities.  For example, a Delaware Investments Fund will purchase a put option on a futures  contract to hedge such  Delaware  Investments  Fund's portfolio against the risk of rising interest rates.

     To the extent  that  interest  rates  move in an  unexpected  direction,  a
Delaware  Investments  Fund may not achieve the anticipated  benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Delaware  Investments Fund is hedged against the possibility of an increase in interest rates which would adversely  affect the price of securities held in its portfolio and interest rates decrease  instead,  such Delaware  Investments Fund will lose part or all of the benefit of the  increased  value of its  securities which it has because it will have offsetting losses in its futures position.  In addition,  in such situations,  if a Delaware  Investments Fund had insufficient cash,  it may be required to sell  securities  from its  portfolio to meet daily variation  margin  requirements.  Such  sales of  securities  may,  but will not necessarily,  be at increased prices which reflect the rising market. A Delaware
Investments  Fund may be  required to sell  securities  at a time when it may be disadvantageous to do so.

     Further,  with  respect  to  options  on  futures  contracts,   a  Delaware
Investments  Fund may seek to close out an option  position by writing or buying an offsetting  position  covering the same  securities or contracts and have the same exercise price and expiration  date. The ability to establish and close out positions on options will be subject to the  maintenance  of a liquid  secondary market, which cannot be assured.

Short Sales Against the Box
     Certain Delaware  Investments Funds may make short sales "against the box."
Whereas a short sale is the sale of a security a Delaware  Investments Fund does not own, a short sale is against the box if at all times  during which the short position is open, such Delaware  Investments  Fund owns at least an equal amount of the  securities  or securities  convertible  into,  or  exchangeable  without further  consideration for,  securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses.

Forward Foreign Currency Exchange Contracts
     The  Delaware  Investments  Funds'  dealings in forward  contracts  will be
limited  to  hedging   involving  either  specific   transactions  or  portfolio
positions. Transaction hedging is the purchase or sale of forward contracts with respect to  specific  receivables  or payables  of a Delaware  Investments  Fund generally  arising in  connection  with the  purchase  or sale of its  portfolio securities  and accruals of interest or dividends  receivable and fund expenses.
Position  hedging is the sale of a foreign  currency  with  respect to portfolio
security  positions   denominated  or  quoted  in  that  currency.   A  Delaware
Investments  Fund may not position  hedge with respect to a particular  currency for an amount greater than the aggregate market value (determined at the time of making  any sale of a forward  contract)  of  securities  held in its  portfolio denominated or quoted in, or currently convertible into, such currency.

     When a Delaware Investments Fund enters into a contract for the purchase or sale of a  security  denominated  in a  foreign  currency,  or  when a  Delaware
Investments  Fund  anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds,  such Delaware  Investments Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest  payment as the case may be. By entering into a forward  contract  for a fixed amount of dollars for the purchase or sale of the amount of foreign  currency  involved in the underlying  transactions,  a
Delaware Investments Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject  foreign  currency  during the period  between the date on which the security is purchased or sold,  or on which the dividend or interest  payment is declared, and the date on which such payments are made or received.

     Additionally,  when the investment  advisor believes that the currency of a particular  foreign  country may suffer a substantial  decline  against the U.S.
dollar,  a Delaware  Investments  Fund may enter into a forward  contract  for a fixed amount of dollars,  to sell the amount of foreign  currency  approximating the value of some or all of the  securities  of the  Delaware  Investments  Fund denominated in such foreign currency.

     Certain Delaware  Investments  Funds may use currency forward  contracts to manage currency risks and to facilitate transactions in foreign securities.  The following  discussion  summarizes the principal currency  management  strategies involving forward contracts that could be used by these Portfolios.

     In connection with purchases and sales of securities denominated in foreign currencies,  a  Delaware  Investments  Fund  may  enter  into  currency  forward contracts  to fix a definite  price for the  purchase  or sale in advance of the
trade's   settlement  date.  This  technique  is  sometimes  referred  to  as  a
"settlement  hedge" or  "transaction  hedge." The investment  manager expects to enter into  settlement  hedges in the normal  course of  managing  the  Delaware
Investments  Funds' foreign  investments.  The Delaware  Investments Funds could also enter into  forward  contracts  to purchase  or sell a foreign  currency in anticipation of future  purchases or sales of securities  denominated in foreign currency,  even if the specific  investments  have not yet been  selected by the investment manager.

     Certain Delaware  Investments Funds may also use forward contracts to hedge against a decline in the value of existing  investments  denominated  in foreign
currency.   For  example,  if  a  Delaware  Investments  Fund  owned  securities denominated in pounds  sterling,  it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value.  Such a hedge (sometimes  referred to as a "position  hedge")
would tend to offset both positive and negative currency fluctuations, but would not offset  changes  in  security  values  caused by other  factors.  A Delaware
Investments  Fund could  also hedge the  position  by selling  another  currency expected to perform similarly to the pound sterling -- for example,  by entering into a forward  contract to sell  Deutschemarks  or European  Currency  Units in return for U.S. dollars.  This type of hedge,  sometimes referred to as a "proxy hedge,"  could offer  advantages in terms of cost,  yield,  or  efficiency,  but generally will not hedge currency exposure as effectively as a simple hedge into
U.S.  dollars.  Proxy hedges may result in losses if the currency  used to hedge does not perform  similarly to the currency in which the hedged  securities  are denominated.

     Under certain conditions,  SEC guidelines require mutual funds to set aside cash and appropriate  liquid assets in a segregated  custodian  account to cover currency  forward  contracts.  As required by SEC guidelines,  certain  Delaware
Investments Funds will segregate assets to cover currency forward contracts,  if any, whose purpose is essentially  speculative.  The Delaware  Investments Funds will not  segregate  assets to cover  forward  contracts,  including  settlement hedges,  position  hedges and proxy hedges.  Successful use of forward  currency contracts  will  depend  on the  investment  manager's  skill in  analyzing  and predicting  currency  values.  Forward  contracts  may  substantially  change  a
Delaware  Investments Fund's investment exposure to changes in currency exchange rates,  and could result in losses to a Delaware  Investments Fund if currencies do  not  perform  as the  investment  manager  anticipates.  For  example,  if a currency's  value  rose at a time  when  the  investment  manager  had  hedged a
Delaware  Investments Fund by selling that currency in exchange for dollars, the
Delaware  Investments  Fund  would be unable to  participate  in the  currency's appreciation.  If the investment  manager hedges currency exposure through proxy hedges, a Delaware Investments Fund could realize currency losses from the hedge and the security  position at the same time if the two currencies do not move in tandem.  Similarly,  if the investment manager increases a Delaware  Investments
Fund's exposure to a foreign  currency,  and that currency's  value declines,  a
Delaware  Investments  Fund will realize a loss.  There is no assurance that the investment  manager's use of forward currency  contracts will be advantageous to the Delaware Investments Funds or that it will hedge at an appropriate time.

Foreign Currency Conversion
     Although  foreign  exchange  dealers  do  not  charge  a fee  for  currency conversion,  they do realize a profit  based on the  difference  (the  "spread")
between prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign  currency to a Delaware  Investments  Fund at one  rate,  while  offering  a lesser  rate of  exchange  should  such  Delaware
Investments Fund desire to resell that currency to the dealer.

Concentration
     In applying a Portfolio's fundamental policy concerning  concentration that
is  described  above  under  "Investment   Restrictions,"  it  is  a  matter  of
non-fundamental  policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission,  electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;  (iii)  asset-backed  securities  will be classified  according to the underlying assets securing such securities; and (iv) investments in the Delaware
Investments  Funds  will not be  deemed  to be  investments  in the  "investment company" industry.

Temporary Defensive Positions
     The Portfolios are permitted to make temporary  investments in bonds,  cash or cash  equivalents  and may allocate  100% of their net assets to the Delaware
Cash Reserve Fund in response to unfavorable market conditions.

ACCOUNTING ISSUES

     Options -- When a Portfolio  writes a call,  or purchases a put option,  an amount equal to the premium received or paid by it is included in the section of the  Portfolio's  assets  and  liabilities  as an  asset  and  as an  equivalent liability.

     In writing a call, the amount of the liability is  subsequently  "marked to market" to reflect the current market value of the option  written.  The current market  value of a  written  option  is the  last  sale  price on the  principal
Exchange on which such  option is traded or, in the absence of a sale,  the mean between  the last bid and asked  prices.  If an  option  which a  Portfolio  has written expires on its stipulated  expiration  date, the Portfolio  recognizes a short-term gain. If a Portfolio enters into a closing purchase  transaction with respect to an option which the Portfolio has written,  the Portfolio  realizes a short-term  gain (or loss if the cost of the  closing  transaction  exceeds  the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security,  and the liability related to such option is extinguished.  If a call option which a Portfolio has written is exercised,  the
Portfolio realizes a capital gain or loss (long-term or short-term, depending on the holding period of the  underlying  security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The  premium  paid by a  Portfolio  for the  purchase  of a put  option  is recorded  in the  section  of  the  Portfolio's  assets  and  liabilities  as an investment  and  subsequently  adjusted daily to the current market value of the option.  For  example,  if the current  market  value of the option  exceeds the premium paid, the excess would be unrealized  appreciation and,  conversely,  if the premium  exceeds the current  market value,  such excess would be unrealized depreciation.  The current  market value of a purchased  option is the last sale price on the  principal  Exchange  on which  such  option is  traded  or, in the absence of a sale, the mean between the last bid and asked prices.  If an option which a Portfolio has purchased  expires on the stipulated  expiration date, the
Portfolio realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option.  If a Portfolio  sells the put option, it realizes a short-term or long-term capital gain or loss, depending on whether  the  proceeds  from the sale are  greater  or less than the cost of the option.  If a Portfolio  exercises a put option,  it realizes a capital  gain or loss (long-term or short-term, depending on the holding period of the underlying security)  from the sale of the  underlying  security and the proceeds from such sale will be  decreased  by the  premium  originally  paid.  However,  since the purchase  of a put  option is treated  as a short  sale for  federal  income tax purposes, the holding period of the underlying security will be affected by such a purchase.

     Options on Certain Stock Indices -- Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized  gain or loss on closing out such a position  will result in a realized gain or loss for tax purposes. Such options held by a Portfolio at the end of each  fiscal  year will be  required  to be "marked  to  market"  for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual  sales will be treated as  long-term  capital gain or loss,  and the remainder  will be treated as short-term  capital gain or loss.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     The Portfolios provide a complete list of their holdings four times in each fiscal year, as of the end of each quarter.  The lists appear in the Portfolios'
Semiannual and Annual Reports to Shareholders  and on the Portfolios'  Form N-Q.
The  Portfolios  file the lists  with the SEC on Form N-CSR  (second  and fourth quarters)  and Form N-Q (first and third  quarters).  Shareholders  may view the
Portfolios'  Forms  N-CSR and N-Q on the SEC's  Web site at  www.sec.gov.  Forms
N-CSR and N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington,  DC. Information regarding the operations of the Public Reference
Room may be  obtained  by  calling  1-202-942-8090  (direct)  or  1-800-SEC-0330
(general SEC number).

     The Portfolios have adopted a policy  generally  prohibiting the disclosure of  portfolio  holdings to any person  until  after  thirty  calendar  days have passed. We post a list of the Portfolios'  portfolio  holdings  monthly,  with a thirty-day lag, on the Portfolios' Web site at  www.delawareinvestments.com.  In addition,  on a ten-day lag, we also make available a month-end  summary listing of the number of the Portfolios' securities,  country and asset allocations, and top ten  securities  and sectors by percentage of holdings for the Portfolios on the Portfolios' Web site. This information is available  publicly to any and all
shareholders   free  of  charge   once   posted  on  the  Web  site  by  calling
1-800-523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute the Portfolios'  shares,  are generally treated similarly and are not provided  with the  Portfolios'  portfolio  holdings in advance of when they are generally available to the public.  Third-party service providers and affiliated persons of the Portfolios are provided with the Portfolios'  portfolio  holdings only to the extent necessary to perform  services under  agreements  relating to the Portfolios,  and are subject to duties of confidentiality,  including a duty not to trade on non-public information.

     Third-party  rating  agencies and  consultants  who have signed  agreements
("Non-Disclosure  Agreements")  with the  Portfolios  or the Manager may receive portfolio  holdings  information  more  quickly  than the  thirty  day lag.  The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the information or trading on the information  (either in Portfolio shares or in shares of the  Portfolios'  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any research or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither the Portfolios,  the Manager nor any affiliate receive any compensation or consideration with respect to these agreements.

     To protect  shareholders'  interests  and to avoid  conflicts  of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Portfolios' Chief Compliance Officer prior to such use.

     The  Portfolios'  Board of Trustees  will be  notified  of any  substantial changes to this  policy.  The  Portfolios'  Board of Trustees  also  receives an annual report from the Portfolios'  Chief Compliance  Officer on the adequacy of the Portfolios' compliance program.

TRADING PRACTICES AND BROKERAGE

     The Trust selects banks, brokers or dealers to execute transactions for the purchase or sale of portfolio  securities  on the basis of its judgment of their professional  capability to provide the service. The primary consideration is to have banks,  brokers or dealers execute  transactions  at best  execution.  Best execution  refers to many  factors,  including  the price paid or received for a security,  the commission charged,  the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the  overall  benefit  obtained  by  the  account  on  the  transaction.  When a commission is paid, the Portfolio involved pays brokerage commission rates based upon the professional  knowledge of the Manager as to rates paid and charged for similar transactions  throughout the securities industry.  In some instances,  a
Portfolio pays a minimal share transaction cost when the transaction presents no difficulty.  A number of trades  are made on a net  basis  where the  Portfolios either buy the  securities  directly from the dealer or sell them to the dealer.
In these instances,  there is no direct commission charged but there is a spread
(the  difference  between the buy and sell price) which is the  equivalent  of a commission.

     The Manager may allocate out of all commission business generated by all of the funds and accounts under its  management,  brokerage  business to brokers or dealers who provide  brokerage and research  services.  These  services  include advice,  either directly or through publications or writings, as to the value of securities,  the advisability of investing in, purchasing or selling securities, and the  availability  of securities  or  purchasers  or sellers of  securities;
furnishing of analyses and reports concerning issuers, securities or industries;
providing  information on economic factors and trends;  assisting in determining portfolio  strategy;  providing  computer software and hardware used in security analyses;  and providing portfolio  performance  evaluation and technical market analyses.  Such  services  are  used  by the  Manager  in  connection  with  its investment  decision-making  processes  with  respect  to one or more  funds and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     As  provided  in the 1934  Act and the  Portfolios'  Investment  Management
Agreement,  higher  commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and  research  services  than to  broker/dealers  who do not provide  such  services  if such higher  commissions  are deemed  reasonable  in relation to the value of the brokerage and research services provided.  Although transactions  are  directed to  broker/dealers  who provide such  brokerage  and research  services,  the Portfolios  believe that the  commissions  paid to such broker/dealers  are not, in general,  higher than commissions that would be paid to  broker/dealers  not providing  such services and that such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  which  generate  commissions  or their  equivalent  are allocated to broker/dealers  who provide daily portfolio pricing services to the
Portfolios and to other Delaware  Investments Funds.  Subject to best execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain,  it is the opinion of the Manager and the Trust's Board of Trustees that the  advantages  of combined  orders  outweigh  the  possible  disadvantages  of separate transactions.

     Consistent  with the NASDR(SM)  Conduct Rules,  and subject to seeking best execution,  the Portfolios may place orders with broker/dealers that have agreed to defray certain expenses of the Delaware  Investments  Funds such as custodian fees.

     During the fiscal  years  ended  September  30,  2005,  2004 and 2003,  no brokerage commissions were paid by the Portfolios and, therefore,  there were no portfolio  transactions  resulting in brokerage  commissions directed to brokers for brokerage and research services provided.

     As of September  30, 2005,  the  Portfolios  did not own any  securities of their regular  broker/dealers  or their parents,  as defined in Rule 10b-1 under the 1940 Act.

Portfolio Turnover
     The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed  appropriate.  Given the Portfolios'  investment  objectives, their  annual  portfolio  turnover  rates are not  expected  to exceed  100%.  A turnover rate of 100% would occur, for example, if all the investments held by a
Portfolio at the beginning of the year were replaced by the end of the year. The degree of portfolio activity may affect brokerage costs and taxes payable by the
Portfolios'  shareholders.  The  turnover  rates  also may be  affected  by cash requirements from redemptions and repurchases of Portfolio shares.

     The  portfolio  turnover  rate of a Portfolio is calculated by dividing the lesser of purchases or sales of portfolio  securities for the particular  fiscal year by the monthly  average of the value of the portfolio  securities  owned by the Portfolio during the particular  fiscal year,  exclusive of securities whose maturities at the time of acquisition are one year or less.

     During  the fiscal  years  ended  September  30,  2005 and 2004,  portfolio turnover rates for the Portfolios were as follows:

       ----------------------------------------- --------------- ---------------
                                                      2005            2004
       ----------------------------------------- --------------- ---------------
       Aggressive Allocation Portfolio                15%             12%
       (formerly, Growth Allocation Portfolio)
       ----------------------------------------- --------------- ---------------
       Moderate Allocation Portfolio                   7%             13%
       (formerly, Balanced Allocation
       Portfolio)
       ----------------------------------------- --------------- ---------------
       Conservative Allocation Portfolio               8%             25%
       (formerly, Income Allocation Portfolio)
       ----------------------------------------- --------------- ---------------

PURCHASING SHARES

     The Distributor  serves as the national  distributor  for each  Portfolio's shares and has agreed to use its best efforts to sell shares of the  Portfolios.
See the Prospectuses for information on how to invest.  Shares of the Portfolios are  offered  on a  continuous  basis and may be  purchased  through  authorized investment dealers or directly by contacting the Trust or the Distributor.

     The  minimum  initial  investment  generally  is $1,000 for Class A Shares,
Class B  Shares  and  Class  C  Shares.  Subsequent  purchases  of such  Classes generally must be at least $100. The initial and subsequent  investment minimums for Class A Shares  will be waived for  purchases  by  officers,  directors  and employees of any Delaware  Investments Fund, the Manager or any of the Manager's
affiliates if the purchases  are made pursuant to a payroll  deduction  program.
Shares  purchased  pursuant  to the  Uniform  Gifts  to  Minors  Act or  Uniform
Transfers  to Minors Act and shares  purchased in  connection  with an Automatic
Investing Plan are subject to a minimum  initial  purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset
Planner service are subject to a minimum initial  investment of $2,000 per Asset
Planner Strategy selected.  There are no minimum purchase requirements for Class
R and the Institutional  Classes,  but certain eligibility  requirements must be satisfied.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than  $1,000,000.  See Investment Plans for purchase  limitations  applicable to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of  $50,000 or more in Class A
Shares,  and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

     Selling dealers are responsible for transmitting orders promptly. The Trust reserves  the right to reject  any order  for the  purchase  of its  shares of a
Portfolio if in the opinion of management  such rejection is in the  Portfolio's best interest.  If a purchase is canceled because your check is returned unpaid, you are  responsible  for any loss incurred.  A Portfolio can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future  purchases in any of the Delaware  Investments  Funds. A Portfolio
reserves  the right to reject  purchase  orders  paid by  third-party  checks or checks that are not drawn on a domestic branch of a U.S. financial  institution.
If a check drawn on a foreign  financial  institution  is  accepted,  you may be subject to additional bank charges for clearance and currency conversion.

     A Portfolio also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account  has not  reached  the  minimum  balance  requirement  by that  time,  a
Portfolio  will charge a $9 fee for that  quarter and each  subsequent  calendar quarter until the account is brought up to the minimum balance.  The service fee will be deducted from the account during the first week of each calendar quarter for  the  previous  quarter,  and  will  be used  to  help  defray  the  cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Portfolio also reserves the right,  upon 60 days' written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The NASD has adopted amendments to its Conduct Rules, as amended,  relating to investment  company sales charges.  The Portfolios and the Distributor intend to operate in compliance with these rules.

     Class A Shares of the  Portfolios are purchased at the offering price which reflects a maximum  front-end  sales charge of 5.75%;  however,  lower front-end sales  charges apply for larger  purchases.  Class A Shares are subject to 12b-1
Plan  expenses for the life of the  investment.  See the table in the  Portfolio
Classes' Prospectus.

     Class B Shares of the  Portfolios  are purchased at net asset value and are subject  to a CDSC of:  (i) 4.00% if shares are  redeemed  during  first year of purchase;  (ii) 3.00% if shares  are  redeemed  during the third year  following purchase;  (iii) 2.25% if shares are  redeemed  during the third year  following purchase;  (iv) 1.50% if shares are  redeemed  during the fourth and fifth years following  purchase;  (v) 1.00% if shares  are  redeemed  during  the sixth year following purchase;  and (vi) 0.00% thereafter.  Class B Shares are also subject to annual 12b-1 Plan expenses for approximately eight years after purchase.  See
Automatic Conversion of Class B Shares, below.

     Class C Shares of the  Portfolios  are purchased at net asset value and are subject  to a CDSC of 1% if shares  are  redeemed  within  12  months  following purchase.  Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the  investment  which  are equal to those to which  Class B Shares  are subject.

     Class R Shares of the  Portfolios  are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge.
Class R Shares are  subject to annual  12b-1 Plan  expenses  for the life of the investment.

     Institutional  Class Shares of the Portfolio are purchased at the net asset value per share without the  imposition  of a front-end or  contingent  deferred sales charge or 12b-1 Plan expenses.

     See Plans  Under  Rule 12b-1 for the  Portfolio  Classes  under  Purchasing
Shares, and Determining Offering Price and Net Asset Value in this Part B.

     Certificates  representing  shares  purchased  are  not  ordinarily  issued unless, in the case of Class A Shares, a shareholder submits a specific request.
Certificates  are not  issued  in the case of Class B Shares  or Class C Shares.
However,  purchases not involving the issuance of certificates  are confirmed to the investor and credited to the  shareholder's  account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates  had been issued. An investor that is permitted to obtain a certificate may receive a certificate  representing full share denominations purchased by sending a letter signed  by each  owner of the  account  to the  Transfer  Agent  requesting  the certificate.  No charge is assessed by the Trust for any certificate  issued.  A shareholder  may  be  subject  to  fees  for  replacement  of a lost  or  stolen certificate,  under certain  conditions,  including the cost of obtaining a bond covering  the lost or stolen  certificate.  Please  contact  the  Portfolio  for further information.  Investors who hold certificates  representing any of their shares  may  only  redeem  those  shares  by  written  request.  The  investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, Class B, Class C  and Class R Shares
     The alternative  purchase  arrangements of Class A Shares,  Class B Shares,
Class C and Class R Shares  permit  investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the  length  of time  they  expect  to hold  their  shares  and  other  relevant circumstances.  Investors  should  determine  whether,  given  their  particular circumstances,  it is more  advantageous  to purchase Class A Shares and incur a front-end  sales  charge and annual  12b-1 Plan  expenses  of up to a maximum of
0.30% of the average daily net assets of Class A Shares,  or to purchase  either
Class B or Class C Shares and have the entire initial  purchase  amount invested in a Portfolio with the investment thereafter subject to a CDSC and annual 12b-1
Plan  expenses.  Class B Shares are subject to a CDSC if the shares are redeemed within six years of  purchase,  and Class C Shares are  subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each  subject to annual  12b-1 Plan  expenses of up to a maximum of 1% (0.25% of which are  service  fees to be paid to the  Distributor,  dealers  or others for providing personal service and/or maintaining  shareholder  accounts) of average daily net assets of the  respective  Class.  Class B Shares  will  automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter,  be subject to annual 12b-1 Plan expenses of up to a maximum of
0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C
Shares do not convert to another Class.

     The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is  realized  on the  additional  money  initially invested upon the purchase of such shares. However, there can be no assurance as to the  return,  if any,  that will be  realized on such  additional  money.  In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares,  investors should also consider  the  duration of the annual  12b-1 Plan  expenses to which each of the classes is subject and the  desirability  of an  automatic  conversion  feature, which is available only for Class B Shares.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC,  but incur  annual  12b-1  expenses  of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing Class B Shares and Class C Shares to Class R Shares, investors should  consider  the higher  12b-1 Plan  expenses on Class B Shares and Class C
Shares.  Investors also should consider the fact that Class R shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares,  are not subject  to a CDSC.  In  comparing  Class B Shares to Class R shares,  investors should also  consider the  duration of the annual  12b-1 Plan  expenses to which each of the class is subject and the  desirability  of an  automatic  conversion feature  to Class A  Shares  (with  lower  annual  12b-1  Plan  fees),  which is available only for Class B Shares and does not subject the investor to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Portfolios,  the Distributor and others will be paid, in the case of Class A Shares,  from the proceeds of the front-end sales charge and
12b-1  Plan  fees,  in the case of Class B Shares  and Class C Shares,  from the proceeds  of the 12b-1 Plan fees and,  if  applicable,  the CDSC  incurred  upon redemption,  and in the case of Class R Shares,  from the  proceeds of the 12b-1
Plan fees.  Financial  advisors may receive  different  compensation for selling
Class A Shares,  Class B Shares,  Class C Shares  and Class R Shares.  Investors
should  understand  that the purpose and function of the respective  12b-1 Plans
(including  for Class R Shares) and the CDSCs  applicable  to Class B Shares and
Class C Shares are the same as those of the 12b-1 Plan and the  front-end  sales charge  applicable  to Class A Shares in that such fees and  charges are used to finance the distribution of the respective  Classes.  See Plans Under Rule 12b-1 for the Portfolio Classes.

     Dividends,  if any, paid on each Class of a Portfolio will be calculated in the same  manner,  at the same  time and on the same day and will be in the same amount,  except  that each Class  will bear the  amount of 12b-1  Plan  expenses payable under its respective 12b-1 Plan. See Determining  Offering Price and Net
Asset Value.

Class A Shares
     Purchases of $50,000 or more of Class A Shares at the offering  price carry reduced front-end sales charges as shown in the table in the Portfolio  Classes'
Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser.  See Special Purchase  Features -
Class A Shares,  below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor  may reallow to dealers up to the full amount of the front-end sales charge.  In  addition,  certain  dealers who enter into an  agreement to provide extra training and information on Delaware Investments products and services and who  increase  sales of Delaware  Investments  Funds may  receive an  additional commission  of up to 0.15% of the  offering  price in  connection  with sales of
Class A  Shares.  Such  dealers  must  meet  certain  requirements  in  terms of organization and distribution  capabilities and their ability to increase sales.
The   Distributor   should  be  contacted  for  further   information  on  these
requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Prospectus,  for initial purchases of Class A Shares of
$1,000,000  or more, a dealer's  commission  may be paid by the  Distributor  to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments Funds as to which a Limited  CDSC  applies  (see  Contingent  Deferred  Sales  Charge for
Certain  Redemptions  of Class A  Shares  Purchased  at Net  Asset  Value  under
Redemption and Exchange) may be aggregated with those of the Class A Shares of a
Portfolio.  Financial advisors also may be eligible for a dealer's commission in connection  with certain  purchases made under a Letter of Intention or pursuant to an investor's  Right of Accumulation.  Financial  advisors should contact the
Distributor  concerning  the  applicability  and  calculation  of  the  dealer's commission in the case of combined purchases.

     An  exchange  from other  Delaware  Investments  funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
     Class B Shares and Class C Shares are purchased  without a front-end  sales charge. Class B Shares redeemed within six years of purchase may be subject to a
CDSC at the rates set forth above,  and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount  subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption.
No CDSC will be  imposed  on  increases  in net asset  value  above the  initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at purchase of Class B Shares or Class C Shares of a Portfolio, even if those shares are later exchanged for shares of another  Delaware  Investments
Fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.  The Prospectus for the Portfolios' Class A, B, C and R Shares includes information on the instances in which the CDSC is waived.

     During the seventh year after  purchase and,  thereafter,  until  converted automatically  into Class A Shares,  Class B Shares will still be subject to the annual  12b-1 Plan  expenses  of up to 1% of  average  daily net assets of those shares. At the end of approximately  eight years after purchase,  the investor's
Class B  Shares  will be  automatically  converted  into  Class  A  Shares  of a
Portfolio.  See  Automatic  Conversion  of Class B Shares  below.  Investors are reminded  that the Class A Shares  into which  Class B Shares  will  convert are subject to ongoing  annual  12b-1 Plan  expenses  of up to a maximum of 0.30% of average daily net assets of such shares.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed  that  shares held for more than six years are  redeemed  first,
followed  by  shares   acquired   through  the   reinvestment  of  dividends  or
distributions,  and finally by shares held longest  during the six-year  period.
With  respect to Class C Shares,  it will be assumed  that  shares held for more than 12 months are  redeemed  first  followed  by shares  acquired  through  the reinvestment  of dividends or  distributions,  and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative - Class B Shares

     Class B Shares may be  purchased  at net asset  value  without a  front-end sales  charge  and,  as a result,  the full  amount of the  investor's  purchase payment  will  be  invested  in  Portfolio  shares.  The  Distributor  currently compensates  dealers  or  brokers  for  selling  Class B  Shares  at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased.  In addition, from time to time, upon written notice to all of its dealers,  the Distributor may hold special  promotions for specified periods during  which the  Distributor  may pay  additional  compensation  to dealers or brokers for selling Class B Shares at the time of purchase.  As discussed below, however,  Class B Shares are  subject  to annual  12b-1 Plan  expenses  and,  if redeemed within six years of purchase, a CDSC.

     Proceeds  from the  CDSC and the  annual  12b-1  Plan  fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares.  Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually.  The  combination of the CDSC and the 12b-1 Plan fees makes it possible for a Portfolio to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who  exercise the  exchange  privilege  described below  will  continue  to be  subject  to the CDSC  schedule  for Class B Shares described  in this Part B, even after the  exchange.  Such CDSC  schedule may be higher  than the CDSC  schedule  for Class B Shares  acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar  year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date").
If the  eighth  anniversary  after a  purchase  of  Class B  Shares  falls  on a
Conversion Date, an investor's Class B Shares will be converted on that date. If such anniversary  occurs between  Conversion Dates, an investor's Class B Shares
will  be  converted  on  the  next  Conversion   Date  after  the   anniversary.
Consequently, if a shareholder's anniversary falls on the day after a Conversion
Date,  that  shareholder  will have to hold  Class B Shares for as long as three additional  months after,  as  applicable,  the eighth or fifth  anniversary  of purchase  before  the shares  will  automatically  convert  into Class A Shares.
Investors  are  reminded  that the Class A Shares into which Class B Shares will convert are subject to ongoing  annual 12b-1 Plan expenses to the maximum limits noted above.

     Class B Shares of a Portfolio  acquired through a reinvestment of dividends will convert to the  corresponding  Class A Shares of the Portfolio  (or, in the case of  Delaware  Group Cash  Reserve,  the  Delaware  Cash  Reserve  Portfolio
Consultant  Class)  pro-rata  with Class B Shares of the  Portfolio not acquired through dividend reinvestment.  All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at net asset  value  without a  front-end sales  charge  and,  as a result,  the full  amount of the  investor's  purchase payment  will  be  invested  in  Portfolio  shares.  The  Distributor  currently compensates  dealers  or  brokers  for  selling  Class C  Shares  at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased.  In addition, from time to time, upon written notice to all of its dealers,  the Distributor may hold special  promotions for specified periods during  which the  Distributor  may pay  additional  compensation  to dealers or brokers for selling Class B Shares at the time of purchase.  As discussed below,
Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within
12 months of purchase, a CDSC.

     Proceeds  from the  CDSC and the  annual  12b-1  Plan  fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares.  Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Portfolio Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of Class A  Shares,  Class B Shares,  Class C Shares,  and Class R
Shares  (the  "Plans").  Each  Plan  permits  a  Portfolio  to pay  for  certain distribution, promotional and related expenses involved in the marketing of only the  Class of  shares  to which  the Plan  applies.  The  Plans do not  apply to
Institutional Classes of shares. Such shares are not included in calculating the
Plans'  fees,  and the  Plans are not used to  assist  in the  distribution  and marketing of Institutional Class Shares.  Shareholders of Institutional  Classes
may not vote on matters affecting the Plans.

     The Plans permit a Portfolio,  pursuant to its Distribution  Agreement,  to pay out of the  assets of Class A Shares,  Class B  Shares,  Class C Shares  and
Class R Shares monthly fees to the  Distributor for its services and expenses in distributing  and  promoting  sales of shares of such  classes.  These  expenses include, among other things,  preparing and distributing  advertisements,  sales literature,  and prospectuses and reports used for sales purposes,  compensating sales and marketing personnel,  holding special promotions for specified periods of time and paying  distribution  and maintenance  fees to brokers,  dealers and others.  In  connection  with  the  promotion  of  shares  of the  Classes,  the
Distributor  may,  from time to time,  pay to  participate  in  dealer-sponsored seminars  and  conferences,  and  reimburse  dealers  for  expenses  incurred in
connection  with  preapproved   seminars,   conferences  and  advertising.   The
Distributor  may pay or allow  additional  promotional  incentives to dealers as part of preapproved  sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class.

     In addition,  a Portfolio may make payments from the 12b-1 Plan fees of its
respective  Classes  directly  to  others,   such  as  banks,  who  aid  in  the
distribution of Class shares or provide services in respect of a Class, pursuant to service  agreements  with the Trust.  The Plan  expenses  relating to Class B
Shares,  Class C Shares and Class R Shares are also used to pay the  Distributor for advancing the  commission  costs to dealers with respect to the initial sale of such shares.

     The maximum  aggregate fee payable by a Portfolio under the Plans,  and the
Distribution Agreements, is on an annual basis, up to 0.30% of average daily net assets of each of Class A Shares,  and up to 1.00%  (0.25% of which are  service fees to be paid to the  Distributor,  dealers and others for providing  personal service and/or maintaining shareholder accounts) of each of the Class B Shares',
Class C Shares' and Class R Shares' average daily net assets for the year and up to 0.60% of Class R Shares'  average daily net assets for the year. The Board of
Trustees may reduce these amounts at any time.

     Pursuant  to  Board  action,  the  maximum  aggregate  fee  payable  by the
Portfolios'  Class A Shares is 0.25% of  average  daily net  assets.  While this describes the current basis for  calculating the fees that will be payable under such Classes' Plans, such Plans permit a full 0.30% fee on all assets to be paid at any time following appropriate Board approval.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on  behalf of Class A
Shares, Class B Shares, Class C Shares and Class R Shares would be borne by such persons  without  any  reimbursement  from such  Portfolio  Classes.  Subject to seeking  best  execution,  a  Portfolio  may,  from  time to  time,  buy or sell portfolio securities from or to firms which receive payments under the Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreement,  as  amended,  have  all been approved by the Board of Trustees,  including a majority of the Trustees who are not "interested  persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect  financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement.
Continuation of the Plans and the Distribution  Agreement,  as amended,  must be approved  annually  by the Board of  Trustees  in the same  manner as  specified above.

     Each year, the Trustees must determine whether continuation of the Plans is in the best interest of shareholders of,  respectively,  Class A Shares, Class B
Shares,  Class C Shares  and  Class R  Shares  and  that  there is a  reasonable likelihood  of the Plan  relating to a Class  providing a benefit to that Class.
The Plans and the  Distribution  Agreement,  as amended,  may be terminated with respect to a Class at any time without  penalty by a majority of those  Trustees who are not  "interested  persons" or by a majority vote of the relevant  Class'
outstanding  voting  securities.   Any  amendment   materially   increasing  the
percentage  payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding  voting securities,  as well as by a majority vote of those  Trustees who are not  "interested  persons." With respect to each
Class A Shares' Plan, any material  increase in the maximum  percentage  payable thereunder  must  also be  approved  by a  majority  of the  outstanding  voting securities of a Portfolio's B Class.  Also, any other material  amendment to the
Plans must be approved by a majority  vote of the Trustees  including a majority of the non-interested  Trustees of the Trust having no interest in the Plans. In addition,  in order  for the  Plans  to  remain  effective,  the  selection  and nomination  of Trustees  who are not  "interested  persons" of the Trust must be effected by the Trustees who  themselves  are not  "interested  persons" and who have no direct or indirect financial  interest in the Plans.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

     The  following  tables set forth the 12b-1  payments  by each Class of each
Portfolio noted below for the fiscal year ended September 30, 2005.

--------------------------- -----------------------------------------------
                                   Aggressive Allocation Portfolio
--------------------------- ----------- ----------- ----------- -----------
                             Class A     Class B     Class C     R Class
--------------------------- ----------- ----------- ----------- -----------
Advertising                    $---        $95         $---        $---
--------------------------- ----------- ----------- ----------- -----------
Annual/Semiannual Reports      $47        $1,214       $240        $124
--------------------------- ----------- ----------- ----------- -----------
Broker Trails                $67,506     $13,308     $26,429      $6,404
--------------------------- ----------- ----------- ----------- -----------
Broker Sales Charges           $---      $13,631      $5,320       $---
--------------------------- ----------- ----------- ----------- -----------
Dealer Service Expenses        $---        $---        $---        $---
--------------------------- ----------- ----------- ----------- -----------
Interest on Broker Sales       $---       $2,890       $824        $---
Charges
--------------------------- ----------- ----------- ----------- -----------
Commissions to Wholesalers     $---        $---        $---        $---
--------------------------- ----------- ----------- ----------- -----------
Promotional-Broker             $---        $---        $---        $---
Meetings
--------------------------- ----------- ----------- ----------- -----------
Promotional-Other               $7        $1,090       $110        $---
--------------------------- ----------- ----------- ----------- -----------
Prospectus Printing            $---        $937        $378        $54
--------------------------- ----------- ----------- ----------- -----------
Telephone                      $---        $---        $---        $---
--------------------------- ----------- ----------- ----------- -----------
Wholesaler Expenses            $---      $18,532       $---        $965
--------------------------- ----------- ----------- ----------- -----------
Other                          $---        $---       $3,019       $---
--------------------------- ----------- ----------- ----------- -----------
Total                        $67,560     $51,697     $36,320      $7,547
--------------------------- ----------- ----------- ----------- -----------

--------------------------- -----------------------------------------------
                                    Moderate Allocation Portfolio
--------------------------- -----------------------------------------------
                             Class A     Class B     Class C     Class R
--------------------------- ----------- ----------- ----------- -----------
Advertising                    $---        $---        $---        $---
--------------------------- ----------- ----------- ----------- -----------
Annual/Semiannual Reports      $18         $311        $315        $120
--------------------------- ----------- ----------- ----------- -----------
Broker Trails                $68,568      $6,996     $15,141      $5,090
--------------------------- ----------- ----------- ----------- -----------
Broker Sales Charges           $---      $15,789      $4,472       $---
--------------------------- ----------- ----------- ----------- -----------
Dealer Service Expenses        $---        $---        $---        $---
--------------------------- ----------- ----------- ----------- -----------
Interest on Broker Sales       $---       $2,148       $256        $---
Charges
--------------------------- ----------- ----------- ----------- -----------
Commissions to Wholesalers     $---        $---        $---        $---
--------------------------- ----------- ----------- ----------- -----------
Promotional-Broker             $---        $---        $---        $---
Meetings
--------------------------- ----------- ----------- ----------- -----------
Promotional-Other               $3         $108        $82         $---
--------------------------- ----------- ----------- ----------- -----------
Prospectus Printing            $---        $301        $482        $49
--------------------------- ----------- ----------- ----------- -----------
Telephone                      $---        $---        $---        $---
--------------------------- ----------- ----------- ----------- -----------
Wholesaler Expenses            $---       $2,446      $1,551       $754
--------------------------- ----------- ----------- ----------- -----------
Other                          $---        $---        $---        $---
--------------------------- ----------- ----------- ----------- -----------
Total                        $68,589     $28,099     $22,299      $6,013
--------------------------- ----------- ----------- ----------- -----------

--------------------------- -----------------------------------------------
                                  Conservative Allocation Portfolio
--------------------------- ----------- ----------- ----------- -----------
                               Class A     Class B     Class C     Class R
--------------------------- ----------- ----------- ----------- -----------
Advertising                    $---        $---        $---        $---
--------------------------- ----------- ----------- ----------- -----------
Annual/Semiannual Reports      $---        $228        $261        $41
--------------------------- ----------- ----------- ----------- -----------
Broker Trails                $71,477      $7,664      $3,191       $982
--------------------------- ----------- ----------- ----------- -----------
Broker Sales Charges           $---      $17,729      $2,143       $---
--------------------------- ----------- ----------- ----------- -----------
Dealer Service Expenses        $---        $---        $---        $---
--------------------------- ----------- ----------- ----------- -----------
Interest on Broker Sales       $---       $4,438       $74         $---
Charges
--------------------------- ----------- ----------- ----------- -----------
Commissions to Wholesalers     $---        $---        $---        $---
--------------------------- ----------- ----------- ----------- -----------
Promotional-Broker             $---        $---        $---        $---
Meetings
--------------------------- ----------- ----------- ----------- -----------
Promotional-Other               $1         $34         $26         $---
--------------------------- ----------- ----------- ----------- -----------
Prospectus Printing             $5         $197        $212         $9
--------------------------- ----------- ----------- ----------- -----------
Telephone                      $---        $---        $---        $---
--------------------------- ----------- ----------- ----------- -----------
Wholesaler Expenses            $---        $379        $591        $141
--------------------------- ----------- ----------- ----------- -----------
Other                          $---        $---        $---        $---
--------------------------- ----------- ----------- ----------- -----------
Total                        $71,483     $30,669      $6,498      $1,173
--------------------------- ----------- ----------- ----------- -----------

Other Payments to Dealers - Class A Shares,  Class B Shares,  Class C Shares and
Class R Shares
     From time to time, at the  discretion of the  Distributor,  all  registered broker/dealers  whose  aggregate  sales of Fund Classes exceed certain limits as set by the Distributor,  may receive from the Distributor an additional  payment of up to 0.25% of the dollar  amount of such  sales.  The  Distributor  may also provide  additional  promotional  incentives  or payments  to dealers  that sell shares of the Delaware Investments Funds. In some instances, these incentives or payments may be offered only to certain  dealers who maintain,  have sold or may sell certain  amounts of shares.  The  Distributor may also pay a portion of the expense of  pre-approved  dealer  advertisements  promoting the sale of Delaware
Investments Fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
     The  Prospectuses  set forth the  categories  of investors who may purchase
Class A Shares at net asset value. This section provides additional  information regarding this privilege. The Portfolio must be notified in advance that a trade qualifies for purchase at net asset value.

     As disclosed in the  Prospectuses,  certain  retirement  plans that contain certain  legacy  retirement  assets may make  purchases of Class A Shares at net asset value. The requirements are as follows:

     o The purchase must be made by a group  retirement plan (excluding  defined benefit  plans)  (a)  that  purchased  Class A shares  prior to a  recordkeeping transition  period  from  August  2004 to  October  2004 and (b)  where the plan participants  records were maintained on Retirement  Financial Services,  Inc.'s
("RFS")  proprietary  recordkeeping  system,  provided  that the plan (i) has in excess of  $500,000  of plan  assets  invested  in Class A Shares of a  Delaware
Investments Fund and any stable value account  available to investment  advisory clients of the Manager or its  affiliates;  or (ii) is  sponsored by an employer that has at any point after May 1, 1997 had more than 100  employees  while such plan has held Class A Shares of a Delaware  Investments  Fund and such  employer has properly  represented to, and received written confirmation back from RFS in writing that it has the  requisite  number of  employees.  See Group  Investment
Plans for information regarding the applicability of the Limited CDSC.

     o The purchase must be made by any group retirement plan (excluding defined benefit  pension plans) that purchased Class A shares prior to an August 2004 to
October 2004  recordkeeping  transition  period and purchased  shares  through a retirement  plan  alliance  program,  provided  that RFS was the  sponsor of the alliance  program or had a product  participation  agreement with the sponsor of the alliance program.

     As disclosed in the prospectus  certain  legacy bank  sponsored  retirement plans may make purchases of Class A shares at net asset value.  These  purchases may be made by bank  sponsored  retirement  plans that  held,  but are no longer eligible to  purchase,  Institutional  Class Shares or interests in a collective trust as a result of a change in distribution arrangements.

     o The purchase must be made by a group  retirement plan (excluding  defined benefit  plans)  (a)  that  purchased  Class A shares  prior to a  recordkeeping transition  period  from  August  2004 to  October  2004 and (b)  where the plan participants  records were maintained on Retirement  Financial Services,  Inc.'s
("RFS")  proprietary  recordkeeping  system,  provided  that the plan (i) has in excess of  $500,000  of plan  assets  invested  in Class A Shares of a  Delaware
Investments Fund and any stable value account  available to investment  advisory clients of the Manager or its  affiliates;  or (ii) is  sponsored by an employer that has at any point after May 1, 1997 had more than 100  employees  while such plan has held Class A Shares of a Delaware  Investments  Fund and such  employer has properly  represented to, and received written confirmation back from RFS in writing that it has the  requisite  number of  employees.  See Group  Investment
Plans for information regarding the applicability of the Limited CDSC.

     o The purchase must be made by any group retirement plan (excluding defined benefit  pension plans) that purchased Class A shares prior to an August 2004 to
October 2004  recordkeeping  transition  period and purchased  shares  through a retirement  plan  alliance  program,  provided  that RFS was the  sponsor of the alliance  program or had a product  participation  agreement with the sponsor of the alliance program.

     As disclosed in the Prospectuses  certain legacy bank sponsored  retirement plans may make purchases of Class A shares at net asset value.  These  purchases may be made by bank  sponsored  retirement  plans that  held,  but are no longer eligible to  purchase,  Institutional  Class Shares or interests in a collective trust as a result of a change in distribution arrangements.

Allied Plans
     Class A Shares are available for purchase by participants in certain 401(k)
Defined  Contribution  Plans ("Allied  Plans") which are made available  under a joint venture agreement between the Distributor and another  institution through which mutual funds are marketed and which allow investments in Class A Shares of designated  Delaware  Investments  Funds  ("eligible  Delaware  Investments Fund shares"),  as well as shares of designated  classes of non-Delaware  Investments
Funds  ("eligible  non-Delaware  Investments  Fund shares").  Class B Shares and
Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible  Delaware  Investments and eligible  non-Delaware  Investments  Fund shares  held by the Allied Plan may be  combined  with the dollar  amount of new purchases  by that Allied  Plan to obtain a reduced  front-end  sales  charge on additional  purchases of eligible Delaware Investments Fund shares. See Combined
Purchases Privilege, below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware  Investments Fund shares for other eligible  Delaware  Investments Fund shares or for eligible  non-Delaware  Investments Fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware  Investments,  which were not subject to a front end sales  charge,  will be subject to the  applicable  sales charge if exchanged  for eligible  Delaware  Investments  Fund shares to which a sales charge  applies.  No sales  charge will apply if the eligible  fund shares were  previously  acquired  through the  exchange of eligible  shares on which a sales  charge was already paid or through the  reinvestment  of  dividends.  See
Investing by Exchange.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments  Fund  shares  under an Allied  Plan.  In  determining  a  financial advisor's  eligibility for a dealer's commission on net asset value purchases of eligible  Delaware  Investments Fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

     The Limited CDSC is applicable to redemptions of net asset value  purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the
Limited  CDSC,  as  described  in the  Prospectuses,  apply  to  redemptions  by participants  in Allied Plans except in the case of exchanges  between  eligible
Delaware  Investments and non-Delaware  Investments  Fund shares.  When eligible
Delaware  Investments  Fund  shares are  exchanged  into  eligible  non-Delaware
Investments  Fund  shares,  the Limited  CDSC will be imposed at the time of the exchange,  unless the joint venture  agreement  specifies that the amount of the
Limited  CDSC will be paid by the  financial  advisor  or  selling  dealer.  See
Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention
     The reduced front-end sales charges described above with respect to Class A
Shares are also applicable to the aggregate amount of purchases made by any such purchaser  previously  enumerated within a 13-month period pursuant to a written
Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow  by the  Transfer  Agent,  of 5% of the  total  amount  of Class A Shares intended to be purchased  until such  purchase is completed  within the 13-month period.  A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed.  The 13-month  period begins on the date of the earliest  purchase.  If the intended  investment  is not  completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end  sales charge  otherwise  applicable to the total shares  purchased.  If such  payment is not made  within 20 days  following  the expiration  of the  13-month  period,  the  Transfer  Agent  will  surrender  an appropriate number of the escrowed shares for redemption in order to realize the difference.  Those  purchasers  may include the value (at offering  price at the level  designated  in their Letter of  Intention)  of all Classes of shares of a
Portfolio  and of the other  mutual  funds in  Delaware  Investments  previously purchased and still held as of the date of their Letter of Intention  toward the completion of such Letter,  except as described below.  Those purchasers  cannot include  shares that did not carry a  front-end  sales  charge,  CDSC or Limited
CDSC,  unless the  purchaser  acquired  those shares  through an exchange from a
Delaware  Investments  Fund that did carry a  front-end  sales  charge,  CDSC or
Limited CDSC.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period.  The Transfer Agent reserves the right to adjust the signed Letter of Intention  based on this  acceptance  criteria.  The
13-month  period will begin on the date this Letter of  Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not  fulfilled  within the  13-month  period,  the plan  level will be  adjusted
(without completing another Letter of Intention) and the employer will be billed for the  difference in front-end  sales charges due,  based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level  designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end  sales  charge,  CDSC or
Limited  CDSC of any class.  Class B Shares and Class C Shares of the  Portfolio and other Delaware Investments Funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
     When you determine the availability of the reduced  front-end sales charges on Class A Shares, you can include,  subject to the exceptions  described below, the total  amount of any Class of shares  you own of a  Portfolio  and all other
Delaware  Investments  Funds.  In addition,  if you are an  investment  advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments Fund that did carry a front-end sales charge, CDSC or Limited CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
     When you determine the availability of the reduced  front-end sales charges on Class A Shares, you can include,  subject to the exceptions  described below, the total  amount of any Class of shares  you own of a  Portfolio  and all other
Delaware Investments Funds.  However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments Fund that did carry a front-end  sales  charge,  CDSC or Limited  CDSC.  If, for  example,  any such purchaser of the Aggressive Allocation Portfolio,  Moderate Allocation Portfolio
or Conservative  Allocation  Portfolio has previously  purchased and still holds
Class A Shares  and/or  shares  of any  other of the  classes  described  in the previous sentence with a value of $10,000 and subsequently  purchases $40,000 at offering price of additional shares of Class A Shares,  the charge applicable to the  $10,000  purchase  would  currently  be  4.75%.  For  the  purpose  of this calculation,  the shares  presently held shall be valued at the public  offering price that would have been in effect  were the shares  purchased  simultaneously with the current purchase.  Investors should refer to the table of sales charges for Class A Shares to determine the  applicability  of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
     Holders  of Class A Shares  and Class B Shares of a  Portfolio  (and of the
Institutional  Class holding shares which were acquired through an exchange from another  Delaware  Investments  Fund offered with a front-end  sales charge) who redeem such shares have one year from the date of  redemption to reinvest all or part of their  redemption  proceeds in the same Class of a  Portfolio  or in the same Class of another Delaware  Investments Fund. In the case of Class A Shares, the  reinvestment  will not be assessed a front-end sales charge and in the case of Class B Shares,  the amount of the CDSC previously  charged on the redemption will be  reimbursed  by the  Distributor.  The  reinvestment  will be subject to applicable  eligibility and minimum purchase  requirements and must be in states where shares of such other funds may be sold. This  reinvestment  privilege does not extend to Class A Shares where the  redemption  of the shares  triggered the payment of a Limited CDSC.  Persons  investing  redemption  proceeds from direct investments in other Delaware  Investments  Funds,  offered  without a front-end sales charge will be required to pay the applicable sales charge when purchasing
Class A Shares.  The  reinvestment  privilege does not extend to a redemption of
Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next  determined  after  receipt of  remittance.  In the case of
Class B Shares, the time that the previous  investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any  reinvestment  directed to a Portfolio in which the  investor  does not then have an account  will be treated  like all other  initial  purchases of the fund's shares.  Consequently,  an investor  should obtain and read carefully the prospectus  for the  Portfolio  in which the  investment  is intended to be made before  investing  or sending  money.  The  prospectus  contains  more  complete information about the fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves as a  Portfolio's  shareholder  servicing  agent,  about the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

Group Investment Plans
     Group  Investment  Plans which are not  eligible to purchase  shares of the
Institutional  Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares,  based on total plan assets. If a company has more than one plan investing in the Delaware  Investments  Funds, then the total amount  invested  in all  plans  would  be used in  determining  the  applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon notification to a Portfolio at the time of each such purchase.
Employees  participating  in such Group  Investment  Plans may also  combine the investments made in their plan account when determining the applicable front-end sales charge on  purchases to  non-retirement  Delaware  Investments  investment accounts  if they so  notify  the  Portfolio  in  which  they are  investing  in connection with each purchase.  See Retirement  Plans for the Portfolio  Classes under Investment Plans for information about Retirement Plans.

     The  Limited  CDSC is  applicable  to any  redemptions  of net asset  value purchases  made on  behalf  of any  group  retirement  plan on which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a withdrawal of the entire plan from a Delaware  Investments  Fund. See Contingent
Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net
Asset Value under Redemption and Exchange.  Notwithstanding  the foregoing,  the
Limited  CDSC for Class A Shares on which a  dealer's  commission  has been paid will  be  waived  in  connection  with  redemptions  by  certain  group  defined contribution  retirement  plans that purchase  shares through a retirement  plan alliance program that requires that shares will be available at net asset value, provided  that RFS  either  was the  sponsor  of the  alliance  program or had a product  participation  agreement with the sponsor of the alliance  program that specifies that the Limited CDSC will be waived.

Class R Shares
     Class  R  shares   generally  are  available  only  to  (i)  qualified  and
non-qualified plan shareholders  covering multiple employees  (including 401(k),
401(a),  457, and  non-custodial  403(b) plans,  as well as other  non-qualified deferred  compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less;  and (ii) to  individual  retirement  accounts
("IRAs") rollovers from plans maintained on Delaware's retirement  recordkeeping system that are offering Class R shares to participants.

Institutional Class
     The  Institutional  Class of each  Portfolio is available for purchase only by: (a) retirement  plans  introduced by persons not associated  with brokers or dealers  that are  primarily  engaged  in the  retail  securities  business  and rollover  IRAs from such plans;  (b)  tax-exempt  employee  benefit plans of the
Manager or its affiliates and securities  dealer firms with a selling  agreement with the Distributor;  (c) institutional advisory accounts of the Manager or its affiliates  and those  having  client  relationships  with  Delaware  Investment
Advisers,  an  affiliate  of the  Manager,  or its  other  affiliates  and their corporate  sponsors,  as well as subsidiaries and related employee benefit plans and rollover IRAs from such institutional  advisory accounts;  (d) a bank, trust company and similar financial  institution  investing for its own account or for the  account  of its trust  customers  for whom such  financial  institution  is exercising investment discretion in purchasing shares of the Class, except where the  investment  is part of a program  that  requires  payment of the  financial institution  of a Rule  12b-1  Plan  fee;  (e)  registered  investment  advisors investing  on behalf of clients  that consist  solely of  institutions  and high net-worth  individuals  having at least $1,000,000  entrusted to the advisor for investment  purposes,  but only if the advisor is not  affiliated  or associated with a broker or dealer and derives  compensation  for its services  exclusively from its clients for such advisory  services;  (f) certain plans qualified under
Section 529 of the Internal  Revenue Code for which  Delaware  Service  Company,
Inc., the Distributor, or the Manager or one or more of their affiliates provide record keeping, administrative,  investment management,  marketing, distribution or similar  services;  and (g) programs  sponsored  by financial  intermediaries where such program requires the purchase of Institutional Class shares.

     Shares of the  Institutional  Class are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless  otherwise  designated by  shareholders of Class A, B. C and Class R
Shares in writing,  dividends from net investment income and distributions  from realized  securities  profits,  if any,  will  be  automatically  reinvested  in additional  shares of the  respective  Class in which an investor has an account
(based on the net asset  value in effect on the  reinvestment  date) and will be
credited  to  the  shareholder's   account  on  that  date.  All  dividends  and
distributions of the Institutional Classes are reinvested in the accounts of the holders  of  such  shares  (based  on the  net  asset  value  in  effect  on the reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities  profits,  if any, will be mailed to shareholders in the first quarter of the fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check or money order to the  specific
Class in which shares are being purchased.  Such purchases,  which must meet the minimum subsequent purchase  requirements set forth in the Prospectuses and this
Part B, are made for Class A Shares at the public offering price,  and for Class
B Shares,  Class C Shares,  Class R Shares and Institutional Class Shares at the
net asset value,  at the end of the day of receipt.  A reinvestment  plan may be terminated at any time.  This plan does not assure a profit nor protect  against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Class A Shares, Class B Shares,
Class C Shares and Class R Shares may  automatically  reinvest  dividends and/or distributions in any of the Delaware  Investments Funds,  including a Portfolio, in states where their shares may be sold. Such  investments will be at net asset value at the close of business on the  reinvestment  date without any  front-end sales charge or service fee. The  shareholder  must notify the Transfer Agent in writing  and must  have  established  an  account  in the fund  into  which  the dividends and/or distributions are to be invested.  Any reinvestment directed to the  Portfolio  in which  the  investor  does not then have an  account  will be
treated  like  all  other   initial   purchases  of  the   Portfolio's   shares.
Consequently,  an investor  should obtain and read  carefully the prospectus for the fund in which the  investment  is intended to be made  before  investing  or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  Delaware  Investments  Funds may be  invested  in shares of a  Portfolio, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares.  Dividends from
Class B Shares may only be  directed  to other  Class B Shares,  dividends  from
Class C Shares may only be directed to other Class C Shares and  dividends  from
Class R Shares may only be directed to other Class R Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments Fund in which their investments are held: SAR/SEP,  SEP/IRA,  SIMPLE
IRA,  SIMPLE 401(k),  Profit Sharing and Money  Purchase  Pension Plans,  401(k)
Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If you have an investment in another  Delaware  Investments  Fund,  you may write and authorize an exchange of part or all of your investment into shares of a Portfolio.  If you wish to open an account by exchange,  call the  Shareholder
Service  Center  for  more  information.   All  exchanges  are  subject  to  the
eligibility  and  minimum  purchase  requirements  set  forth  in a  Portfolio's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

     Holders of Class A Shares of a Portfolio  may exchange all or part of their shares for certain of the shares of other Delaware Investments Funds,  including other  Class A Shares,  but may not  exchange  their  Class A Shares for Class B
Shares,  Class C Shares  or  Class R Shares  of the  Portfolio  or of any  other
Delaware Investments Fund.

     Holders of Class B Shares of a Portfolio  are  permitted to exchange all or part of their  Class B  Shares  only  into  Class B  Shares  of  other  Delaware
Investments  Funds.  Similarly,  holders  of Class C Shares of a  Portfolio  are permitted  to  exchange  all or part of their  Class C Shares  only into Class C
Shares of other Delaware  Investments  Funds.  Class B Shares of a Portfolio and
Class C Shares of the Portfolio  acquired by exchange will continue to carry the
CDSC and, in the case of Class B Shares,  the automatic  conversion  schedule of the fund from which the exchange is made.  The holding  period of Class B Shares of a Portfolio  acquired  by  exchange  will be added to that of the shares that were exchanged for purposes of determining the time of the automatic  conversion into Class A Shares of the Portfolio. Holders of Class R Shares of the Portfolio
are  permitted to exchange all or part of their Class R Shares only into Class R
Shares  of other  Delaware  Investments  Funds  or,  if  Class R Shares  are not
available for a particular fund, into the Class A Shares of such fund.

     Permissible  exchanges  into  Class A Shares  of a  Portfolio  will be made without a front-end  sales charge,  except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares of a Portfolio will be made without the imposition of a
CDSC by the fund  from  which  the  exchange  is  being  made at the time of the exchange.

Investing by Electronic Fund Transfer
     Direct  Deposit  Purchase  Plan--Investors  may arrange for a Portfolio  to accept for investment in Class A Shares, Class B Shares, Class C Shares or Class
R Shares, through an agent bank,  preauthorized  government or private recurring
payments.   This  method  of  investment   assures  the  timely  credit  to  the
shareholder's account of payments such as social security,  veterans' pension or compensation benefits,  federal salaries,  Railroad Retirement benefits, private payroll  checks,  dividends,  and disability or pension fund  benefits.  It also eliminates lost, stolen and delayed checks.

     Automatic Investing  Plan--Shareholders  of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Portfolio account.  This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National
Automated  Clearing House  Association  ("NACHA"),  the amount of the investment will be  electronically  deducted  from his or her  account by  Electronic  Fund
Transfer ("EFT").  The shareholder's  checking account will reflect a debit each month at a  specified  date  although  no  check is  required  to  initiate  the transaction.  (2) If the shareholder's bank is not a member of NACHA, deductions will be made by  preauthorized  checks,  known as  Depository  Transfer  Checks.
Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

                                      * * *

     Initial  investments  under  the  Direct  Deposit  Purchase  Plan  and  the
Automatic  Investing  Plan must be for $250 or more and  subsequent  investments under such plans must be for $25 or more. An investor  wishing to take advantage of either  service must complete an  authorization  form.  Either service can be discontinued  by the  shareholder at any time without  penalty by giving written notice.

     Payments to a  Portfolio  from the federal  government  or its  agencies on behalf of a shareholder may be credited to the shareholder's  account after such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, a Portfolio  may liquidate  sufficient  shares from a  shareholder's  account to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse a Portfolio.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make investments directly to their Portfolio accounts. The Portfolio will accept
these  investments,   such  as  bank-by-phone,   annuity  payments  and  payroll
allotments,  by mail directly  from the third party.  Investors  should  contact their employers or financial  institutions  who in turn should contact the Trust for proper instructions.

MoneyLine(SM) On Demand
     You or your investment  dealer may request purchases of Portfolio shares by phone using  MoneyLine(SM)  On Demand.  When you authorize a Portfolio to accept such requests from you or your investment  dealer,  funds will be withdrawn from
(for share  purchases)  your  predesignated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address  are not  identical  to the name and address on your  Portfolio account, you must have your signature guaranteed.  The Portfolio does not charge a fee for this service; however, your bank may charge a fee. This service is not available to the Institutional Classes.

Wealth Builder Option
     Shareholders  can use the Wealth  Builder  Option to invest in the Class A,
Class B and Class C through regular  liquidations of shares in their accounts in other  Delaware  Investments  Funds.  Shareholders  of such Classes may elect to invest in one or more of the other Delaware Investments Funds through the Wealth
Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive  the  automatic  investment,  such new account must meet the minimum  initial  purchase  requirements  described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account  and  invested  automatically  into other  Delaware  Investments  Funds, subject to the conditions and limitations set forth in the Classes'  Prospectus.
The  investment  will be made on the 20th  day of each  month  (or,  if the fund selected is not open that day,  the next  business  day) at the public  offering price or net asset value,  as  applicable,  of the fund  selected on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges.  Shareholders can terminate their  participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation  Plans.  This option also is not available to  shareholders  of the
Institutional Class.

Asset Planner
     To invest in  Delaware  Investments  Funds  using the Asset  Planner  asset allocation  service,  you should complete an Asset Planner Account  Registration
Form,  which is available  only from a financial  advisor or investment  dealer.
Effective  September 1, 1997,  the Asset  Planner  Service is only  available to financial  advisors or investment dealers who have previously used this service.
The Asset Planner service offers a choice of four  predesigned  asset allocation
strategies  (each  with  a  different   risk/reward  profile)  in  predetermined
percentages in Delaware Investments Funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.

     The sales  charge on an  investment  through the Asset  Planner  service is determined by the  individual  sales charges of the  underlying  funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware
Investments  accounts  into the Asset  Planner  service may be made at net asset value under the  circumstances  described under Investing by Exchange.  Also see
Buying Class A Shares at Net Asset Value.  The minimum  initial  investment  per
Strategy is $2,000;  subsequent  investments  must be at least $100.  Individual fund minimums do not apply to investments  made using the Asset Planner service.
Class A, Class B, Class C Shares and Class R Shares are  available  through  the
Asset Planner service.  Generally, only shares within the same class may be used within the same Strategy.

     An annual maintenance fee,  currently $35 per Strategy,  is due at the time of initial  investment  and by September 30 of each  subsequent  year.  The fee, payable to Delaware Service Company,  Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds  within your Asset  Planner  account if not paid by  September  30.
However,  effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual  IRA fee of $15 per  Social  Security  number.  Investors  will receive a customized  quarterly  Strategy  Report  summarizing all Asset Planner
investment   performance   and  account   activity   during  the  prior  period.
Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

     Certain shareholder services are not available to investors using the Asset
Planner  service,   due  to  its  special  design.   These  include   Delaphone,
Checkwriting,   Wealth  Builder  Option  and  Letter  of  Intention.  Systematic
Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Portfolio Classes
     An investment in the Portfolios may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans which are described below.

     Among the retirement plans that Delaware  Investments offer, Class B Shares are available only by IRAs, SIMPLE IRAs, Roth IRAs,  Coverdell Education Savings
Accounts,   Simplified  Employee  Pension  Plans,  Salary  Reduction  Simplified
Employee Pension Plans, and 403(b)(7) and 457 Deferred  Compensation  Plans. The
CDSC may be waived on certain  redemptions of Class B Shares and Class C Shares.
The  Prospectus  for  the  Portfolios'  Class  A,  B,  C and R  Shares  includes information on the instances in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$250,000 for retirement plans.  Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans.  The maximum  purchase  limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class shares. See Institutional Class, above. For additional information on any of the plans  and  Delaware  Investments'  retirement  services,  call the  Shareholder
Service Center telephone number.

     It is advisable for an investor considering any one of the retirement plans described  below  to  consult  with  an  attorney,  accountant  or  a  qualified retirement plan consultant.  For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

     Taxable  distributions  from the retirement  plans  described  below may be subject to withholding. Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
     Prototype Plans are available for self-employed individuals,  partnerships, corporations  and other  eligible  forms of  organizations.  These  plans can be maintained as Section  401(k),  profit sharing or money purchase  pension plans.
Contributions may be invested only in Class A Shares, Class C Shares and Class R
Shares.

IRAs
     A document is available for an individual who wants to establish an IRA and make  contributions  which  may be  tax-deductible,  even if the  individual  is
already  participating  in  an  employer-sponsored   retirement  plan.  Even  if
contributions are not deductible for tax purposes,  as indicated below, earnings will be  tax-deferred.  In addition,  an individual  may make  contributions  on behalf of a spouse who has no compensation for the year; however,  participation may be restricted based on certain income limits.

IRA Disclosures
     Individuals  have  five  types  of  tax-favored  IRA  accounts  that can be
utilized   depending  on  the  individual's   circumstances:   deductible  IRAs;
non-deductible IRAs; conduit (rollover) IRAs; Roth IRAs; and Coverdell Education
Savings Accounts.

Deductible and Non-deductible IRAs
     An  individual  can  contribute  up to  $4,000  to his or her IRA each year through  2007.  Contributions  may or may not be deductible  depending  upon the taxpayer's  adjusted gross income ("AGI"),  not counting any IRA deduction,  and whether  the  taxpayer  is  an  active  participant  in  an  employer  sponsored retirement plan.

     In June of 2001 The Economic  Growth and Tax-Relief  Reconciliation  Act of
2001  was  signed  into  law  and  makes  significant   changes  to  the  annual
contribution limits. The current amount of $4,000 in 2006 will rise to $5,000 in
2008 with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of the  calendar  year  will be  eligible  to make  additional
"catch-up" contributions of $1,000 beginning in 2006.

     The annual contribution limits through 2008 are as follows:

             Calendar Year            Under Age 50          Age 50 and Above
               2006-2007                 $4,000                  $5,000
                 2008                    $5,000                  $6,000

     Even if a  taxpayer  is an  active  participant  in an  employer  sponsored retirement  plan, the full $4,000 in 2006 and 2007 and increased  limits in 2008 are still  available if the taxpayer's AGI is not greater than $50,000  ($70,000 for taxpayers  filing joint returns) for tax years  beginning in 2005. A partial deduction is allowed for married  couples with AGI greater than $70,000 and less than $80,000,  and for single individuals with AGI greater than $50,000 and less than $60,000.  These income phase-out  limits are annually  increased until they reach  $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single  filers.  No  deductions  are  available  for  contributions  to  IRAs by taxpayers  whose AGI exceeds the maximum income limit  established for each year and who are active participants in an employer sponsored retirement plan.

     Taxpayers  who are not allowed  deductions on IRA  contributions  still can make  non-deductible  IRA  contributions  of as much as the annual  contribution limits and defer taxes on interest or other earnings from the IRAs.

     Under the law, a married individual is not considered an active participant in an employer sponsored  retirement plan merely because the individual's spouse is an active  participant  if the  couple's  combined  AGI is not  greater  than
$150,000.  The maximum  deductible IRA contribution for a married individual who is not an active  participant,  but whose  spouse is, is phased out for combined
AGI greater than $150,000 and less than $160,000.

Conduit (Rollover) IRAs
     Certain  individuals  who have  received  or are about to receive  eligible rollover distributions from an employer-sponsored retirement plan or another IRA may  rollover  the  distribution  tax-free to a Conduit IRA. The rollover of the eligible  distribution  must be completed  by the 60th day after  receipt of the distribution.

     A distribution  qualifies as an "eligible  rollover  distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

     (1) Substantially  equal periodic payments over the employee's life or life expectancy or the joint lives or life  expectancies  of the employee and his/her designated beneficiary;

     (2) Substantially equal installment  payments for a period certain of 10 or more years;

     (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

     (4) A  distribution  due to a  Qualified  Domestic  Relations  Order  to an
alternate payee who is not the spouse (or former spouse) of the employee; and

     (5) A distribution  of after-tax  contributions  which is not includable in income.

Roth IRAs
     A non-deductible contribution of up to $4,000 each year through 2007 can be
made  to  a  Roth  IRA,  reduced  by  any   contributions  to  a  deductible  or
nondeductible  IRA for the same year. The maximum  contribution that can be made to a Roth IRA is phased out for single  filers with AGI greater than $95,000 and less than  $110,000,  and for  couples  filing  jointly  with AGI  greater  than
$150,000 and less than  $160,000.  Qualified  distributions  from a Roth IRA are exempt from federal taxes.  Qualified  distributions  are distributions (1) made after the  five-taxable  year period  beginning  with the first taxable year for which a  contribution  was  made to a Roth  IRA and (2)  that are (a) made on or after  the  date on  which  the  individual  attains  age 59 1/2,  (b) made to a beneficiary on or after the death of the  individual,  (c)  attributable  to the individual being disabled,  or (d) for a qualified special purpose (e.g.,  first time homebuyer expenses).

     Distributions  that are not  qualified  distributions  are  tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

     Taxpayers  with AGI of $100,000 or less are eligible to convert an existing
IRA  (deductible,  nondeductible  and  conduit)  to a  Roth  IRA.  Earnings  and previously  deducted  contributions  held in the IRA are  subject  to a tax upon conversion; however, no 10% additional tax for early withdrawal would apply.

Coverdell Education Savings Accounts
     The Coverdell  Education  Savings Account (formerly an "education IRA") has been created  exclusively for the purpose of paying  qualified  higher education expenses.  The  annual  contribution  that  can  be  made  for  each  designated beneficiary is $2,000 and qualifying expenses will no longer be limited to those related to higher education.

     Elementary  (including  kindergarten)  and  secondary  public,  private  or religious  school tuition  expenses will now qualify.  The new law  specifically permits as elementary and secondary school expenses academic  tutoring,  certain computer technology; and expenses for uniforms, transportation, and extended day programs.

     The $2,000  annual  limit is in addition to the annual  contribution  limit applicable  to IRAs and Roth IRAs.  Eligible  contributions  must be in cash and made prior to the date the beneficiary  reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be  related  to  the  beneficiary,  and  there  is no  limit  on the  number  of beneficiaries for whom one contributor can establish Coverdell Education Savings
Accounts.  In addition,  multiple  Coverdell  Education  Savings Accounts can be created  for the  same  beneficiary,  however,  the  contribution  limit  of all contributions for a single beneficiary cannot exceed the annual limit.

     The $2,000  annual  contribution  limit for a Coverdell  Education  Savings
Account is phased out ratably for single  contributors with modified AGI greater than  $95,000  and less than  $110,000,  and for  couples  filing  jointly  with modified AGI of greater than $190,000 and less than $220,000.  Individuals  with modified AGI above the phase-out range are not allowed to make  contributions to a Coverdell Education Savings Account established on behalf of any individual.

     Distributions  from a Coverdell  Education  Savings  Account are excludable from gross income to the extent that the distribution  does not exceed qualified higher  education  expenses  incurred  by the  beneficiary  during  the year the distribution  is made  regardless of whether the  beneficiary  is enrolled at an eligible  educational  institution  on a  full-time,  half-time,  or  less  than half-time basis.

     Any balance remaining in a Coverdell  Education Savings Account at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and generally  subject  to an  additional  10%  tax if the  distribution  is not for qualified higher education expenses. Tax-free transfers and rollovers of account balances from one Coverdell Education Savings Account benefiting one beneficiary
to  another  Coverdell   Education   Savings  Account   benefiting  a  different
beneficiary (as well as  re-designations of the named beneficiary) is permitted, provided  that  the  new  beneficiary  is a  member  of the  family  of the  old beneficiary  and that the  transfer  or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 30.

Group IRAs or Group Roth IRAs

     A company or  association  may  establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of a Portfolio.

     Investments  generally  must be held in the IRA until age 59 1/2in order to
avoid  premature  distribution  penalties,   but  distributions  generally  must
commence no later than April 1 of the calendar year  following the year in which the  participant  reaches  age 70 1/2.  Individuals  are  entitled to revoke the account,  for any reason and  without  penalty,  by  mailing  written  notice of revocation  to Delaware  Management  Trust  Company  within seven days after the receipt  of the  IRA  Disclosure  Statement  or  within  seven  days  after  the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure  Statement,  the account may not be revoked.
Distributions  from  the  account  (except  for  the  pro-rata  portion  of  any nondeductible  contributions)  are fully taxable as ordinary  income in the year received.  Excess  contributions  removed  after the tax filing  deadline,  plus extensions, for the year in which the excess contributions were made are subject
to  a  6%  excise  tax  on  the  amount  of  excess.   Premature   distributions
(distributions made before age 59 1/2, except for death,  disability and certain other limited  circumstances)  will be subject to a 10% excise tax on the amount prematurely  distributed,  in  addition  to the  income tax  resulting  from the distribution.  For  information  concerning  the  applicability  of a CDSC  upon redemption  of  Class  B  Shares  and  Class C  Shares,  see  the  Funds'  Class
Prospectuses.

     Effective January 1, 1997, the 10% premature  distribution penalty will not apply to  distributions  from an IRA that are used to pay  medical  expenses  in excess of 7.5% of adjusted gross income or to pay health  insurance  premiums by an individual  who has received  unemployment  compensation  for 12  consecutive weeks. In addition,  effective January 1, 1998, the new law allows for premature distribution  without a 10% penalty if (i) the amounts are used to pay qualified higher education  expenses  (including  graduate level courses) of the taxpayer, the  taxpayer's  spouse  or any  child  or  grandchild  of the  taxpayer  or the taxpayer's  spouse,  or  (ii)  used  to pay  acquisition  costs  of a  principle residence  for the purchase of a  first-time  home by the  taxpayer,  taxpayer's spouse or any child or grandchild of the taxpayer or the  taxpayer's  spouse.  A qualified first-time homebuyer is someone who has had no ownership interest in a residence  during the past two years.  The aggregate  amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
     A SEP/IRA  may be  established  by an  employer  who  wishes  to  sponsor a tax-sheltered  retirement  program  by  making  contributions  on  behalf of all eligible  employees.  Each of the  Classes are  available  for  investment  by a
SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
     Although new SAR/SEP plans may not be established  after December 31, 1996, existing  plans may continue to be  maintained  by employers  having 25 or fewer employees.  An  employer  may  elect to make  additional  contributions  to such existing plans.

Prototype 401(k) Defined Contribution Plan
     Section 401(k) of the Code permits  employers to establish  qualified plans
based  on  salary   deferral   contributions.   Effective   January   1,   1997,
non-governmental  tax-exempt  organizations  may establish  401(k)  plans.  Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing  contributions  and/or matching  contributions with  investments  in only Class A Shares,  Class C Shares and Class R Shares or certain  other  Delaware  Investments  Funds.  Purchases  under  the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the  Prospectus for the Portfolio
Classes.

Deferred  Compensation  Plan for Public  Schools  and  Non-Profit  Organizations
("403(b)(7)")
     Section  403(b)(7) of the Code permits  public  school  systems and certain non-profit  organizations to use mutual fund shares held in a custodial  account to fund deferred  compensation  arrangements  for their  employees.  A custodial account  agreement is available for those  employers who wish to purchase shares of any of the Classes in conjunction  with such an arrangement.  Purchases under the Plan may be combined for purposes of computing the reduced  front-end  sales charge  applicable to Class A Shares as set forth in the table in the Prospectus for the Portfolio Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
     Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred  compensation  plan for their employees who wish to participate.  This enables employees to defer a portion of their salaries and any federal (and possibly  state) taxes  thereon.  Such plans may invest in shares of a Portfolio.  Although investors may use their own plan, there is  available  a Delaware  Investments  457  Deferred  Compensation  Plan.
Interested  investors should contact the Distributor or their investment dealers to obtain  further  information.  Purchases  under the Plan may be combined  for purposes of computing the reduced  front-end sales charge  applicable to Class A
Shares as set forth in the table in the Prospectus for the Portfolio Classes.

SIMPLE IRA
     A SIMPLE IRA combines  many of the features of an IRA and a 401(k) Plan but is easier to administer  than a typical  401(k) Plan.  It requires  employers to make  contributions  on behalf of their employees and also has a salary deferral feature that permits  employees to defer a portion of their salary into the plan on a pre-tax  basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
     A SIMPLE 401(k) is like a regular  401(k) except that it is available  only to plan sponsors with 100 or fewer employees and, in exchange for mandatory plan sponsor  contributions,  discrimination  testing is no longer required.  Class B
Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for  purchases of Class A Shares are effected at the offering  price next calculated by a Portfolio in which shares are being purchased after receipt of the order by the Portfolio,  its agent or certain other  authorized  persons.
See Distribution and Service under Investment Management  Agreement.  Orders for purchases of Class B Shares,  Class C Shares,  Class R Shares and  Institutional
Class Shares are effected at the net asset value per share next calculated after receipt of the order by a Portfolio  in which  shares are being  purchased,  its
agent  or  certain  other   authorized   persons.   Selling   dealers  have  the
responsibility of transmitting orders promptly.

     The offering  price for Class A Shares  consists of the net asset value per share plus any applicable sales charges.  Offering price and net asset value are computed  as of the close of  regular  trading  on the New York  Stock  Exchange
(ordinarily,  4 p.m.  Eastern  time) on days when the Exchange is open.  The New
York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following  holidays are  observed:  New Year's
Day, Martin Luther King, Jr.'s Birthday,  Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving and Christmas.  When the New York
Stock  Exchange is closed,  the  Portfolios  will  generally be closed,  pricing calculations  will not be made and  purchase and  redemption  orders will not be processed.  An example  showing how to  calculate  the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Portfolio's financial statements and is incorporated by reference into this
Part B.

     Each  Portfolio's net asset value per share is computed by adding the value of all  the  securities  and  other  assets  in  the  portfolio,  deducting  any liabilities and dividing by the number of shares outstanding.  Expenses and fees are accrued  daily.  In  determining a Portfolio's  total net assets,  portfolio securities listed or traded on a national securities exchange, except for bonds, are generally valued at the closing price on that exchange,  unless such closing prices are determined to be not readily  available  pursuant to the  Portfolios'
pricing procedures.  Securities not traded on a particular day, over-the-counter securities  and  government  and agency  securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60  days  are  valued  at  amortized  cost.  Debt  securities  (other  than short-term  obligations)  are valued on the basis of  valuations  provided  by a pricing  service when such prices are believed to reflect the fair value of such securities.  Foreign currencies and the prices of foreign securities denominated in foreign currencies are translated to U.S. Dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.  Use of a pricing service has been approved by the
Board of  Trustees.  Prices  provided  by a pricing  service  take into  account
appropriate  factors  such  as  institutional   trading  in  similar  groups  of
securities,  yield,  quality,  coupon  rate,  maturity,  type of issue,  trading characteristics and other market data. If no quotations are available, all other securities and for securities whose closing prices are not readily available, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

     Each  Class  of each  Portfolio  will  bear,  pro-rata,  all of the  common expenses of its respective  Portfolio.  The net asset values of all  outstanding shares of each Class of a Portfolio  will be  computed  on a pro-rata  basis for each  outstanding  share  based  on  the  proportionate  participation  in  that
Portfolio  represented  by the value of shares of that Class.  All income earned and expenses  incurred by a Portfolio  will be borne on a pro-rata basis by each outstanding share of a Class,  based on each Class' percentage in that Portfolio
represented   by  the  value  of  shares  of  such  Classes,   except  that  the
Institutional  Class will not incur any of the expenses  under the Trust's 12b-1
Plans and Class A Shares,  Class B Shares,  Class C Shares and Class R Shares of
each  Portfolio  alone will bear the 12b-1 Plan  expenses  payable  under  their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Portfolio will vary.

REDEMPTION AND EXCHANGE

     You can redeem or exchange your shares in a number of different  ways.  The exchange service is useful if your investment  requirements  change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds.  This service is also useful if you are anticipating a major expenditure  and want to move a portion of your  investment into a fund that has the check writing  feature.  Exchanges are subject to the  requirements  of each fund and all exchanges of shares constitute  taxable events.  Further,  in order for an  exchange  to be  processed,  shares of the fund being  acquired  must be registered in the state where the acquiring shareholder resides. You may want to consult your  financial  advisor or investment  dealer to discuss which funds in
Delaware  Investments  will  best  meet  your  changing   objectives,   and  the
consequences  of any  exchange  transaction.  You may  also  call  the  Delaware
Investments directly for fund information.

     Your shares will be redeemed or exchanged at a price based on the net asset value next  determined  after a Portfolio  receives  your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the  offering  price and net asset value of shares are  determined  will be processed  on the  next  business  day.  See  the  Prospectuses.  A  shareholder submitting  a redemption  request may indicate  that he or she wishes to receive redemption  proceeds of a specific dollar amount. In the case of such a request, and in the  case  of  certain  redemptions  from  retirement  plan  accounts,  a
Portfolio  will redeem the number of shares  necessary to deduct the  applicable
CDSC in the case of Class B Shares and Class C Shares,  and, if applicable,  the
Limited  CDSC in the case of Class A Shares  and tender to the  shareholder  the requested  amount,  assuming the  shareholder  holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable  CDSC or  Limited  CDSC.  Redemption  proceeds  will  be  distributed promptly,  as described  below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds.  Exchange instructions  and  redemption  requests  must be signed by the  record  owner(s)
exactly as the shares are  registered.  Holders of Class A, Class B, Class C and
Class  R  Shares  may  request  a  redemption  or an  exchange  by  calling  the
Shareholder  Service Center at 1-800 523-1918.  Holders of  Institutional  Class
Shares may request a  redemption  or an  exchange  by calling a Client  Services
Representative at 1-800 510-4015. A Portfolio may suspend,  terminate,  or amend
the  terms  of  the  exchange   privilege   upon  60  days'  written  notice  to
shareholders.

     In addition to redemption of Portfolio shares,  the Distributor,  acting as agent of a Portfolio,  offers to repurchase Portfolio shares from broker/dealers acting on behalf of shareholders.  The redemption or repurchase price, which may be more or less than the  shareholder's  cost,  is the net asset value per share next determined  after receipt of the request in good order by a Portfolio,  its agent,  or certain  authorized  persons,  subject to applicable  CDSC or Limited
CDSC.  This is computed and  effective  at the time the  offering  price and net asset value are determined.  See Determining Offering Price and Net Asset Value.
Each Portfolio and the  Distributor  end their business days at 5 p.m.,  Eastern time.  This  offer is  discretionary  and may be  completely  withdrawn  without further notice by the Distributor.

     Orders for the  repurchase  of Portfolio  shares which are submitted to the
Distributor  prior to the close of its  business day will be executed at the net asset  value per share  computed  that day  (subject to the  applicable  CDSC or
Limited CDSC), if the repurchase  order was received by the  broker/dealer  from the  shareholder  prior to the time the  offering  price and net asset value are
determined  on  such  day.  The  selling  dealer  has  the   responsibility   of
transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary  transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  a  Portfolio  or  certain  other  authorized  persons  (see
Distribution and Service under Investment  Management Agreement and Sub-Advisory
Agreement);  provided,  however, that each commitment to mail or wire redemption
proceeds  by  a  certain   time,  as  described   below,   is  modified  by  the
qualifications described in the next paragraph.

     A Portfolio will process written and telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled.  A Portfolio  will honor  redemption  requests as to shares for which a check  was  tendered  as  payment,  but a  Portfolio  will  not mail or wire the proceeds  until it is reasonably  satisfied that the purchase check has cleared, which  may  take up to 15 days  from  the  purchase  date.  You can  avoid  this potential  delay if you  purchase  shares by  wiring  Federal  Portfolios.  Each
Portfolio reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently  returned unpaid for insufficient  funds or for any other reason, a
Portfolio will  automatically  redeem from the shareholder's  account the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to a Portfolio or to the Distributor.

     In case of a suspension of the determination of the net asset value because the New York Stock  Exchange is closed for other than  weekends or holidays,  or trading  thereon  is  restricted  or an  emergency  exists  as a result of which disposal by a Portfolio of securities  owned by it is not reasonably  practical, or it is not reasonably practical for a Portfolio fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders,  a  Portfolio  may  postpone  payment  or  suspend  the  right  of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in  Determining  Offering Price and Net Asset Value.  Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage  commissions.  However,  the Trust has elected to be governed by Rule 18f-1 under the 1940 Act  pursuant to which a
Portfolio  is  obligated  to redeem  shares  solely in cash up to the  lesser of
$250,000 or 1% of the net asset value of such Portfolio during any 90-day period for any one shareholder.

     The value of a  Portfolio's  investments  is  subject  to  changing  market prices. Thus, a shareholder reselling shares to a Portfolio may sustain either a gain or loss,  depending  upon the price  paid and the price  received  for such shares.

     Certain  redemptions  of Class A Shares  purchased  at net asset  value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge
for Certain  Redemptions of Class A Shares Purchased at Net Asset Value,  below.
The Portfolios' Class B Shares are subject to a CDSC of: (i) 4.00% if shares are redeemed  within one year of purchase;  (ii) 3.00% if shares are redeemed during the second year after  purchase  (iii) 2.25% if shares are  redeemed  during the third year  following  purchase;  (iv) 1.50% if shares are  redeemed  during the fourth  and fifth year  following  purchase;  (v) 1.00% if shares  are  redeemed during the sixth year following  purchase;  and (vi) 0.00%  thereafter.  Class C
Shares of each  Portfolio  are  subject to a CDSC of 1% if shares  are  redeemed within 12 months  following  purchase.  See  Contingent  Deferred Sales Charge -
Class B Shares  and  Class C Shares  under  Purchasing  Shares.  Except  for the applicable  CDSC or Limited CDSC and, with respect to the  expedited  payment by wire described below for which, in the case of the Portfolio Classes,  there may be a bank wiring cost,  neither the Portfolios nor the Distributor  charge a fee for  redemptions or  repurchases,  but such fees could be charged at any time in the future.

     The Prospectus for the  Portfolios'  Class A, B and Class C Shares includes information on the instances in which the CDSC is waived.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original  Shares")  for shares of other  Delaware  Investments  Funds (in each case, "New Shares") in a permitted exchange,  will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders will continue to be subject to the CDSC and, in the case of Class B
Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC  assessed upon  redemption  will be charged by the fund from which the Original Shares were exchanged.  In an exchange of Class B Shares from a  Portfolio,  the  Portfolio's  CDSC  schedule may be higher than the CDSC schedule  relating to the New Shares  acquired as a result of the exchange.  For purposes of computing the CDSC that may be payable upon a disposition of the New
Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B
Shares, the automatic  conversion  schedule of the Original Shares may be longer than  that of the New  Shares.  Consequently,  an  investment  in New  Shares by exchange may subject an investor to the higher 12b-1 fees  applicable to Class B
Shares of a Portfolio for a longer period of time than if the  investment in New
Shares were made directly.

     Each  Portfolio  also  reserves the right to refuse the purchase side of an exchange  request by any person,  or group if, in the  Manager's  judgment,  the
Portfolio  would  be  unable  to  invest  effectively  in  accordance  with  its investment  objectives and policies, or would otherwise potentially be adversely affected.  A shareholder's  purchase exchanges may be restricted or refused if a
Portfolio  receives or anticipates  simultaneous  orders  affecting  significant portions of the Portfolio's assets.

Written Redemption
     You can write to your  Portfolio at 2005 Market  Street,  Philadelphia,  PA
19103-7094  to redeem some or all of your shares.  The request must be signed by all owners of the account or your investment  dealer of record.  For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the  address of record,  a Portfolio  requires a signature  by all owners of the account and a signature  guarantee for each owner. A signature  guarantee can be obtained  from a commercial  bank,  a trust  company or a member of a Securities
Transfer Association Medallion Program ("STAMP"). A Portfolio reserves the right to reject a signature guarantee supplied by an eligible institution based on its
creditworthiness.   A  Portfolio   may  require   further   documentation   from
corporations,   executors,   retirement  plans,   administrators,   trustees  or
guardians.

     Payment is  normally  mailed the next  business  day after  receipt of your redemption  request.  If your shares are in certificate form, the certificate(s)
must accompany your request and also be in good order.  Certificates  are issued for Class A Shares and Institutional  Class Shares only if a shareholder submits a specific request.  Certificates are not issued for Class B Shares,  Class C or
Class R Shares.

Written Exchange
     You may also write to your Portfolio (at 2005 Market Street,  Philadelphia,
PA  19103-7094) to request an exchange of any or all of your shares into another
Delaware  Investments  Fund,  subject to the same  conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or Institutional  Class Shares in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     The Telephone  Redemption - Check to Your Address of Record service and the
Telephone Exchange service, both of which are described below, are automatically provided  unless  you  notify the  Portfolio  in which you have your  account in writing  that you do not wish to have such  services  available  with respect to your  account.  A Portfolio  reserves the right to modify,  terminate or suspend these  procedures  upon 60  days'  written  notice  to  shareholders.  It may be difficult  to reach a  Portfolio  by  telephone  during  periods  when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Portfolios  nor their  Transfer  Agent is  responsible  for any shareholder  loss incurred in acting upon written or telephone  instructions for redemption or exchange of Portfolio  shares which are reasonably  believed to be genuine.  With respect to such telephone  transactions,  a Portfolio will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal  identification) as, if it does not such  Portfolio or the Transfer  Agent may be liable for any losses due to unauthorized or fraudulent  transactions.  Telephone instructions received by the Portfolio  Classes are generally tape recorded,  and a written  confirmation will  be  provided  for  all  purchase,  exchange  and  redemption  transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior  receipt of a  prospectus  for the fund into  which your  shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
     The  Telephone  Redemption  feature  is a quick  and easy  method to redeem shares. You or your investment dealer of record can have redemption  proceeds of
$50,000 or less mailed to you at your address of record.  Checks will be payable to the  shareholder(s)  of record.  Payment is normally mailed the next business day after receipt of the redemption  request.  This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
     Redemption   proceeds  of  $1,000  or  more  can  be  transferred  to  your predesignated  bank  account  by wire or by check.  You  should  authorize  this service  when you open your  account.  If you  change  your  predesignated  bank account,  you must  complete  an  Authorization  Form and  have  your  signature guaranteed.  For your  protection,  your  authorization  must be on file. If you request a wire,  your funds will  normally be sent the next business day. If the proceeds are wired to the  shareholder's  account at a bank that is not a member of the Federal  Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from
Portfolio Class redemption proceeds. If you ask for a check, it will normally be mailed the next  business day after receipt of your  redemption  request to your pre-designated  bank  account.  There are no separate  fees for this  redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares  into  other  Delaware  Investments  Funds  under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
As with the written  exchange  service,  telephone  exchanges are subject to the requirements of each Fund.  Telephone exchanges may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities  market  through  frequent  transactions  in and out of
Delaware Investments Funds. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Portfolio reserve the right to record  exchange  instructions  received by telephone and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your investment  dealer may request  redemptions of Portfolio shares by phone using MoneyLine(SM) On Demand. When you authorize a Portfolio to accept such requests  from you or your  investment  dealer,  funds will be deposited to
(for share redemptions) your pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.  See
MoneyLineSM On Demand under Investment Plans.

Systematic Withdrawal Plans
     Shareholders of Class A Shares,  Class B Shares, Class C Shares and Class R
Shares who own or purchase  $5,000 or more of shares at the offering  price,  or net asset value, as applicable,  for which certificates have not been issued may establish a Systematic  Withdrawal Plan for monthly  withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although a Portfolio does not recommend any specific amount of withdrawal.  This is particularly  useful to shareholders living on fixed  incomes,  since it can provide them with a stable  supplemental amount.  This  $5,000  minimum  does  not  apply  for  a  Portfolio's  prototype retirement  plans.  Shares  purchased  with the initial  investment  and through reinvestment  of cash dividends and realized  securities  profits  distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value  calculated on the third business day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two business days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful  consideration of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares  through a periodic  investment  program in a Portfolio  managed by the
Manager must be terminated  before a Systematic  Withdrawal Plan with respect to such shares can take effect,  except if the  shareholder is a participant in one of our retirement plans or is investing in Delaware  Investments  Funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic
Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset  value  and a  dealer's  commission  has been paid on that  purchase.  The applicable  Limited  CDSC for  Class A Shares  and CDSC for  Class B and Class C
Shares  redeemed via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn  in each  year is less  than or  equal  to 12% of the  account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account  balance on the date that the  Systematic
Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.  Whether a waiver of the contingent deferred  sales  charge is available or not, the first shares to be redeemed for each  Systematic  Withdrawal  Plan  payment  will  be  those  not  subject  to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of  distributions.  See the Prospectus for additional information on waivers of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible  guarantor  institution.  A Portfolio reserves the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative, you may elect to have your payments transferred from your Portfolio account to your  predesignated  bank  account  through  the  MoneyLineSM  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four business  days after the payment date.  There are no separate fees for this redemption  method. It may take up to four business days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Portfolio account,  you must have your signature  guaranteed.  The Portfolios do not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Classes.  Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value

     For  purchases  of  $1,000,000  or more made on or after  July 1,  1998,  a
Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into  which  such  Class A Shares  are  exchanged)  according  to the  following schedule:  (1) 1.00% if shares  are  redeemed  during  the first  year after the purchase;  and (2) 0.50% if such  shares  of  Aggressive  Allocation  Portfolio,
Moderate Allocation Portfolio and Conservative Allocation Portfolio are redeemed during the second year after the purchase,  if such  purchases  were made at net asset  value and  triggered  the  payment  by the  Distributor  of the  dealer's commission described above.

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of: (1) the net asset  value at the time of purchase of the Class A Shares being  redeemed or (2) the net asset value of such Class A
Shares at the time of redemption.  For purposes of this formula,  the "net asset value at the time of  purchase"  will be the net asset  value at purchase of the
Class A Shares even if those  shares are later  exchanged  for shares of another
Delaware  Investments  Fund and,  in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of  redemption"  will be the net asset value of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected  to the  Limited  CDSC and an  exchange  of such  Class A Shares  into another Delaware Investments Fund will not trigger the imposition of the Limited
CDSC at the time of such  exchange.  The period a  shareholder  owns shares into which Class A Shares are exchanged  will count towards  satisfying  the two-year holding  period.  The  Limited  CDSC is  assessed if such two year period is not satisfied  irrespective  of whether the redemption  triggering its payment is of
Class A Shares of a Portfolio or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

     See the  Prospectuses  for the  Portfolios'  Class A, B, C and R Shares for
additional information on CDSC waivers.

Additional Information on Waivers of Contingent Deferred Sales Charges

     As  disclosed  in the  prospectus,  certain  retirement  plans that contain certain  legacy assets may redeem shares  without  paying a CDSC.  The following plans may redeem shares without paying a CDSC:

     o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A Shares through a retirement plan alliance program  that  required  shares to be available at net asset value and
          RFS  served as the  sponsor of the  alliance  program or had a product participation  agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

     o    The redemption  must be made by any group  retirement  plan (excluding defined  benefit pension plans) that purchased Class C Shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program,  provided that (i) RFS was the sponsor of the alliance  program or had a product participation  agreement with the sponsor of the alliance  program and
          (ii)  RFS  provided   fully-bundled   retirement   plan  services  and
          maintained  participant  records  on  its  proprietary   recordkeeping
          system.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

     The Conservative  Allocation Portfolio will normally make payments from net investment  income,  if any, on a quarterly  basis.  The  Aggressive  Allocation
Portfolio and Moderate Allocation Portfolio will normally make payments from net investment  income,  if any, on an annual basis,  usually in December.  Payments from net realized  securities  profits of a Portfolio,  if any, will normally be distributed annually, usually in December.

     Each  Class of shares of a  Portfolio  will  share  proportionately  in the investment  income and expenses of that  Portfolio,  except that Class A Shares,
Class B Shares,  Class C Shares and Class R Shares alone will incur distribution fees under their respective 12b-1 Plans.

     Dividends are  automatically  reinvested  in additional  shares of the same
Class of the  respective  Portfolio  at net asset  value,  unless an election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically  reinvested,  notwithstanding  a shareholder's  election to receive  dividends in cash.  If such a  shareholder's dividends  increase to greater than $1.00, the shareholder  would have to file a new  election  in  order  to  begin  receiving  dividends  in cash  again.  If a shareholder redeems an entire account,  all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular  monthly dividend  period,  consistent  with the payment and mailing  schedule  described above.

     Any check in payment of  dividends or other  distributions  which cannot be delivered by the U.S. Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest.  A
Portfolio  may deduct from a  shareholder's  account the costs of a  Portfolio's effort to locate a shareholder if a  shareholder's  mail is returned by the U.S.
Post Office or a Portfolio  is  otherwise  unable to locate the  shareholder  or verify the shareholder's  mailing address.  These costs may include a percentage of the account when a search  company  charges a percentage  fee in exchange for their location services.

TAXES

     Distributions  of Net  Investment  Income.  The  Portfolios  receive income generally  in the  form of  dividends  and  interest  on  their  investments  in portfolio  securities  and dividends from the  underlying  Delaware  Investments
Funds.  This income,  less  expenses  incurred in the  operation of a Portfolio, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable investor, any distributions by a Portfolio from such income
(other than qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

     Distributions  of Capital  Gains.  A Portfolio may derive  capital gain and loss in connection with sales or other dispositions of its portfolio  securities and from the underlying  Delaware  Investments  Funds,  including from a sale of shares of an underlying Delaware  Investments Fund.  Distributions  derived from the excess of net short-term  capital gain over net long-term  capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital gain,  regardless of how long you have held your shares in the  Portfolio.  Any net  short-term  or long-term  capital  gain  realized by a
Portfolio  (net of any capital loss  carryovers)  generally  will be distributed once each year and may be distributed more frequently,  if necessary in order to reduce or eliminate federal excise or income taxes on the Portfolio.

     Effect of  Foreign  Withholding  Taxes.  The  Portfolios  may be subject to foreign  withholding taxes on income from certain foreign  securities.  This, in turn, could reduce a Portfolio's distributions paid to you.

     Use of foreign  dividends.  Foreign dividends  designated by a Portfolio as dividends  from  qualifying  foreign  corporations  and  subject to  taxation at long-term  capital gain rates,  may reduce the otherwise  available  foreign tax credits on your federal income tax return.  Shareholders in these  circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures  that they should follow to claim these credits on their personal income tax returns.

     Effect of foreign  debt  investments  and  hedging on  distributions.  Most foreign  exchange gains  realized on the sale of debt  securities are treated as ordinary income by a Portfolio.  Similarly,  foreign exchange losses realized on the sale of debt  securities  generally  are treated as ordinary  losses.  These gains when  distributed  are taxable to you as ordinary  income,  and any losses reduce a Portfolio's  ordinary income  otherwise  available for  distribution to you. This  treatment  could increase or decrease a Portfolio's  ordinary  income distributions  to you, and may cause some or all of the  Portfolio's  previously distributed  income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the
Portfolio. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     PFIC  securities.  The  Portfolios  may  invest in  securities  of  foreign entities that could be deemed for tax purposes to be passive foreign  investment companies  (PFICs).  When investing in PFIC securities,  a Portfolio  intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the  extent of any  current  or  previously  recognized  gains.  These  gains
(reduced by allowable losses) are treated as ordinary income that a Portfolio is required to distribute,  even though it has not sold the securities.  You should also be aware that the designation of a foreign security as a PFIC security will cause its income  dividends  to fall  outside  of the  definition  of  qualified foreign  corporation  dividends.  These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a
Portfolio.

     Information  on  the  Amount  and  Tax  Character  of  Distributions.   The
Portfolios will inform you of the amount and character of your  distributions at the  time  they  are  paid,  and  will  advise  you of the  tax  status  of such distributions  for federal  income tax purposes  shortly after the close of each calendar  year.  If you  have not  held  Portfolio  shares  for a full  year,  a
Portfolio  may designate and  distribute to you, as ordinary  income,  qualified dividends  or capital  gains,  a  percentage  of income that is not equal to the actual amount of such income earned during the period of your  investment in the
Portfolio.  Taxable Distributions  declared by a Portfolio in December, but paid in January, are taxable to you as if they were paid in December.

     Election to be Taxed as a Regulated Investment Company.  Each Portfolio has
elected to be treated as a regulated  investment  company under  Subchapter M of the Internal  Revenue Code and intends to so qualify  during the current  fiscal year. As regulated investment companies, the Portfolios generally pay no federal income tax on the income and gains they distribute to you. The Board of Trustees reserves the right not to distribute a Portfolio's net long-term capital gain or not to  maintain  the  qualification  of a Portfolio  as a regulated  investment company  if  it  determines  such  a  course  of  action  to  be  beneficial  to shareholders.  If net long-term  capital gain is retained,  a Portfolio would be taxed on the gain, and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the  Portfolio.  If a Portfolio  fails to qualify as a regulated  investment  company,  the Portfolio  would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and  distributions to you will be taxed as dividend income to the extent of such
Portfolio's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Portfolio must meet certain specific requirements, including:

     (i) A  Portfolio  must  maintain a  diversified  portfolio  of  securities, wherein no security,  including the  securities of a qualified  publicly  traded partnership  (other than U.S.  government  securities  and  securities  of other regulated investment  companies) can exceed 25% of the Portfolio's total assets, and, with respect to 50% of the Portfolio's  total assets,  no investment (other than cash and cash items,  U.S.  government  securities  and securities of other regulated investment companies) can exceed 5% of the Portfolio's total assets or
10% of the outstanding voting securities of the issuer;

     (ii) A  Portfolio  must  derive  at  least  90% of its  gross  income  from dividends,  interest,  payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with respect to its business of investing in such stock, securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Portfolio must  distribute to its  shareholders at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the
Code requires  each  Portfolio to distribute to you by December 31 of each year, at a minimum,  the following amounts:  98% of its taxable ordinary income earned during the calendar  year;  98% of its capital gain net income earned during the twelve-month  period ending  October 31; and 100% of any  undistributed  amounts
from  the  prior  year.  Each  Portfolio   intends  to  declare  and  pay  these
distributions  in December  (or to pay them in  January,  in which case you must treat  them as  received  in  December),  but can  give no  assurances  that its distributions will be sufficient to eliminate all taxes.

     Sales,  Exchanges and Redemption of Portfolio Shares. Sales,  exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes.  If you redeem your Portfolio shares the Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Portfolio on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your  Portfolio  shares will be  disallowed  to the extent that you buy other shares in the Portfolio (through  reinvestment of dividends or otherwise) within
30 days before or after your share  redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

     Deferral of basis-- A Shares only. In reporting gain or loss on the sale of your  Portfolio  shares,  you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

               o    In your original purchase of Portfolio shares,  you received a  reinvestment  right  (the  right to  reinvest  your sales proceeds  at a reduced or with no sales  charge),  and
               o    You sell some or all of your original  shares within 90 days of their purchase, and
               o    You  reinvest  the sales  proceeds  in the  Portfolio  or in another  Portfolio  of the Trust,  and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Portfolio. To the extent a Portfolio invests indirectly in these U.S. government obligations by investing in an underlying  Delaware  Investments Fund that holds these  obligations,  dividends  derived from  interest on these  obligations  is unlikely to be exempt from state and local income tax.  Income on investments by a  Portfolio  or an  underlying  Delaware  Investments  Fund  in  certain  other obligations,  such as repurchase  agreements  collateralized by U.S.  government obligations,  commercial  paper and  federal  agency-backed  obligations  (e.g.,
Government  National  Mortgage  Association  (GNMA) or Federal National Mortgage
Association  (FNMA)  obligations),  generally  does  not  qualify  for  tax-free treatment. The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term  capital  gain rates.  This reduced rate  generally is available  for  dividends  paid by a Portfolio  out of  dividends  earned on the
Portfolio's  investment in stocks of domestic corporations and qualified foreign corporations.

     Both a  Portfolio  and  the  investor  must  meet  certain  holding  period requirements to qualify Portfolio dividends for this treatment.  Specifically, a
Portfolio  must hold the stock for at least 61 days  during the  121-day  period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their Portfolio  shares for at least 61 days during the 121-day period beginning  60 days  before the  Portfolio  distribution  goes  ex-dividend.  The ex-dividend  date is the first date  following the  declaration of a dividend on which the  purchaser of stock is not  entitled to receive the dividend  payment.
When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal  year,  each  Portfolio  will  designate  the portion of its ordinary  dividend  income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio's income is from qualified sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received  Deduction  for  Corporations.  If you  are a  corporate shareholder,  a percentage of the dividends  paid by certain  Portfolios for the most recent fiscal year qualified for the dividends-received  deduction. You may be allowed to deduct these qualified  dividends,  thereby  reducing the tax that
you   would   otherwise   be   required   to  pay  on   these   dividends.   The
dividends-received  deduction  will be available  only with respect to dividends designated  by a  Portfolio  as  eligible  for  such  treatment.  All  dividends
(including the deducted  portion) must be included in your  alternative  minimum taxable income  calculation.  If a Portfolio's  income is derived primarily from either investments in foreign rather than domestic securities or interest rather than  dividends,  generally  none or a minimal amount of its  distributions  are expected to qualify for the corporate dividends-received deduction.

     Investment  in Complex  Securities.  The  Portfolios  may invest in complex securities  that could be subject to  numerous  special  and  complex tax rules.
These rules could accelerate the recognition of income by a Portfolio  (possibly causing  the  Portfolio  to sell  securities  to raise  the  cash for  necessary distributions)  and/or defer a Portfolio's  ability to recognize a loss, and, in limited  cases,  subject a Portfolio to U.S.  federal  income tax on income from certain foreign  securities.  These rules could also affect whether gain or loss recognized  by a Portfolio is treated as ordinary or capital,  or as interest or dividend  income.  These rules could,  therefore,  affect the amount,  timing or character of the income distributed to you by a Portfolio. For example:

     Derivatives.  Each  Portfolio is  permitted  to invest in certain  options, futures,  forwards or foreign  currency  contracts.  If a Portfolio  makes these investments,  it could be required to mark-to-market these contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the  contracts.  Under  these  rules,  gains or losses on the  contracts generally would be treated as 60% long-term and 40% short-term  gains or losses, but gains or losses on certain  foreign  currency  contracts would be treated as ordinary  income or  losses.  In  determining  its net  income  for  excise  tax purposes, the Portfolio also would be required to mark-to-market these contracts annually as of October 31 (for  capital  gain net  income) and  December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

     Short sales and securities lending transactions. A Portfolio's entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Portfolio's entry into securities lending  transactions may cause the replacement income earned on the loaned  securities to fall outside of the  definition of qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax straddles. A Portfolio's investment in options,  futures,  forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If the Portfolio's risk of loss with  respect to specific  securities  in its  portfolio  is  substantially diminished by the fact that it holds other  securities,  the Portfolio  could be deemed to have entered into a tax  "straddle" or to hold a "successor  position"
that would require any loss realized by it to be deferred for tax purposes.

     Backup  Withholding.  By law, the Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Portfolio  also must  withhold if the IRS  instructs it to do so. When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S.  Investors.  Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital gain dividends  paid by a Portfolio from either  long-term or short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related  Dividends.  Also,  interest-related  dividends  paid by a
Portfolio from  qualified  interest  income are not subject to U.S.  withholding tax.  "Qualified  interest income"  includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term  original discount and (3) interest (including original  issue  discount,  market  discount,  or  acquisition  discount)  on an obligation  which is in  registered  form,  unless it is earned on an obligation issued by a corporation  or  partnership  in which the Portfolio is a 10-percent shareholder or is contingent  interest,  and (4) any  interest-related  dividend from another regulated investment company.

     Disposition of a U.S. Real Property Interest.  In addition,  the Portfolios may invest in  securities  of  corporations  or real  estate  investment  trusts
(REITs) that invest in real  property.  The Foreign  Investment in Real Property
Tax  Act of  1980  (FIRPTA)  makes  non-U.S.  persons  subject  to  U.S.  tax on disposition of a U.S. real property interest as if he or she were a U.S. person.
Such gain is  sometimes  referred  to as FIRTPA  gain.  To the  extent  that the
Portfolio realizes a gain on its investment in a U.S. real property interest, or receives  a  distribution  from  the gain on the  sale of a U.S.  real  property interest realized on one of its investments, and passes that gain through to its shareholders,  such a distribution  when made to a non-U.S.  shareholder  may be subject to U.S. withholding tax at a rate of 35% and may require the filing of a nonresident U.S. income tax return.

     Other. Ordinary dividends paid by a Portfolio to non-U.S.  investors on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Portfolio  shares in connection  with a
U.S.  trade or business,  your income and gains will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by a Portfolio  is  effective  for  dividends  paid with respect to taxable years of the Portfolio  beginning  after December 31, 2004 and before January 1,
2008.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in a Portfolio held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the  proportion  of the assets held by the  Portfolio at the end of the quarter immediately  preceding the decedent's death that are debt obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008.

     U.S. Tax Certification Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     THIS  DISCUSSION  OF "TAXES" IS NOT  INTENDED  OR WRITTEN TO BE USED AS TAX
ADVICE AND DOES NOT PURPORT TO DEAL WITH ALL FEDERAL TAX CONSEQUENCES APPLICABLE
TO ALL  CATEGORIES OF INVESTORS,  SOME OF WHICH MAY BE SUBJECT TO SPECIAL RULES.
YOU SHOULD CONSULT YOUR OWN TAX ADVISOR REGARDING YOUR PARTICULAR  CIRCUMSTANCES
BEFORE MAKING AN INVESTMENT IN THE PORTFOLIO.

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes  investment  management  services  to the  Portfolios,  subject to the supervision  and  direction of the Trust's  Board of Trustees.  The Manager also provides  investment  management  services  to  certain  of the  other  Delaware
Investments  Funds. An affiliate of the Manager also manages private  investment accounts.  While investment  decisions of each Portfolio are made  independently from those of the other funds and accounts,  investment decisions for such other funds and accounts may be made at the same time as investment decisions for each
Portfolio.  The  Manager  pays  the  salaries  of all  directors,  officers  and employees who are affiliated with both the Manager and the Portfolios.

     As of September 30, 2005,  the Manager and its affiliates  within  Delaware
Investments  were  managing in the aggregate in excess of $110 billion in assets in various institutional or separately managed, investment company and insurance accounts.

     The Investment  Management  Agreement for the Moderate Allocation Portfolio
and the  Conservative  Allocation  Portfolio  is  dated  April  1,  1999 and was approved by shareholders on March 17, 1999. The Investment  Management Agreement
for the Aggressive Allocation Portfolio is dated April 15, 1999 and was approved by  shareholders  on April 13, 1999.  Each  Agreement has an initial term of two years and may be renewed each year only so long as such renewal and  continuance are specifically  approved at least annually by the Board of Trustees or by vote of a majority of the outstanding  voting securities of a Portfolio,  and only if the terms and the renewal  thereof have been  approved by the vote of a majority of the Trustees of the Trust who are not parties  thereto or interested  persons of any such party,  cast in person at a meeting called for the purpose of voting on such  approval.  Each  Agreement is  terminable  without  penalty on 60 days'
notice by the  Trustees  of the Trust or by the  Manager.  Each  Agreement  will terminate  automatically  in  the  event  of  its  assignment.  Pursuant  to the
Agreements,  the  Manager is paid an annual fee equal to 0.25% of average  daily net assets of each of the Portfolios.

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreement and the Distributor under the Distribution Agreements,  the
Portfolios are  responsible for all of their own expenses.  Among others,  these
include  a   Portfolio's   proportionate   share  of  rent  and  certain   other
administrative  expenses;  the investment management fees; transfer and dividend
disbursing  agent  fees  and  costs;  custodian  expenses;   federal  and  state
securities   registration   fees;  proxy  costs;  and  the  costs  of  preparing
prospectuses and reports sent to shareholders.

     The Manager has  contracted  to waive that  portion,  if any, of the annual investment management fees payable by the Portfolios and to pay each Portfolio's expenses  to the  extent  necessary  to  ensure  that  each  Portfolio's  "Total
Operating  Expenses"  does not  exceed  0.55%  (exclusive  of  taxes,  interest, brokerage  commissions,  extraordinary  expenses,  certain  insurance  costs and applicable 12b-1 expenses) through January 31, 2007.

     Investment  management fees incurred,  paid and waived for the fiscal years ended September 30, 2005,  2004, and 2003 with respect to each Portfolio were as follows:

------------------------ ------------------ ------------------- ----------------
                               2005                2004               2003
------------------------ ------------------ ------------------- ----------------
Aggressive Allocation    $96,739 earned     $87,124 earned      $54,917 earned
Portfolio                $  7,985 paid      $-0- paid           $-0- paid
                         $88,754 waived     $87,124 waived      $54,917 waived
------------------------ ------------------ ------------------- ----------------
Moderate Allocation      $86,425 earned     $92,630 earned      $71,101 earned
Portfolio                $10,655 paid       $-0- paid           $-0- paid
                         $75,770 waived     $92,630 waived      $71,101 waived
------------------------ ------------------ ------------------- ----------------
Conservative             $77,097 earned     $71,808 earned      $56,923 earned
Allocation Portfolio     $-0- paid          $-0- paid           $-0- paid
                         $77,097 waived     $71,808 waived      $56,923 waived
------------------------ ------------------ ------------------- ----------------

Portfolio Managers

     The following chart lists certain information about types of other accounts for which each  portfolio  manager is primarily  responsible as of September 30,
2005.

                                                               No. of Accounts    Total Assets in
                                                                     with          Accounts with
                                               Total Assets    Performance-Based   Performance-
                             No. of Accounts      Managed            Fees           Based Fees
Patrick P. Coyne
    Registered Investment            17         $2.6 billion          0                 $0
    Companies
    Other Pooled Investment           0              $0               0                 $0
    Vehicles
    Other Accounts                    3        $450.0 million         0                 $0
Christopher S. Adams
    Registered Investment             7         $4.0 billion          0                 $0
    Companies
    Other Pooled Investment           2        $10.8 million          0                 $0
    Vehicles
    Other Accounts                   17         $1.7 billion          0                 $0
Francis X. Morris
    Registered Investment             7         $4.0 billion          0                 $0
    Companies
    Other Pooled Investment           2        $10.8 million          0                 $0
    Vehicles
    Other Accounts                   17         $1.7 billion          0                 $0
Michael S. Morris
    Registered Investment             7         $4.0 billion          0                 $0
    Companies
    Other Pooled Investment           2        $10.8 million          0                 $0
    Vehicles
    Other Accounts                   17         $1.7 billion          0                 $0
Donald G. Padilla
    Registered Investment             7         $4.0 billion          0                 $0
    Companies
    Other Pooled Investment           2        $10.8 million          0                 $0
    Vehicles
    Other Accounts                   17         $1.7 billion          0                 $0

     Description of Material Conflicts of Interest

     Individual  portfolio managers may perform investment  management  services for  other  accounts  similar  to  those  provided  to the  Portfolios  and  the investment  action for each account and Portfolio may differ.  For example,  one account  or  Portfolio  may be  selling a  security,  while  another  account or
Portfolio  may  be  purchasing  or  holding  the  same  security.  As a  result, transactions  executed for one account and Portfolio  may  adversely  affect the value of securities  held by another  account.  Additionally,  the management of multiple  accounts  and  Portfolios  may give  rise to  potential  conflicts  of interest,  as a  portfolio  manager  must  allocate  time and effort to multiple accounts  and  Portfolios.  A  portfolio  manager  may  discover  an  investment opportunity  that may be suitable  for more than one account or  Portfolio.  The investment  opportunity  may be  limited,  however,  so that  all  accounts  and
Portfolios  for  which  the  investment  would  be  suitable  may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain  conflicts of interest.  While  Delaware's code of ethics is designed to address these potential conflicts, there is no guarantee that it will be able to do so.

     Compensation Structure

     Each portfolio's manager's compensation consists of the following:

BASE  SALARY - Each  named  portfolio  manager  receives  a fixed  base  salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

BONUS -- The  bonus  pool is  determined  by the  revenues  associated  with the products  a  portfolio  manager  manages.  Delaware  keeps a  percentage  of the revenues and the remaining  percentage of revenues (minus  appropriate  expenses associated with relevant product and the investment  management team) create the
"bonus  pool" for the product.  Various  members of the team have the ability to earn a percentage of the bonus pool with the most senior  contributor having the largest share.

     Due to transitioning of responsibilities of this team during the year, 100%
of their bonuses for the prior year were subjective, determined in part based on performance  of the funds  managed as  compared to the  appropriate  Lipper peer groups for a one-year period.  It is anticipated that going forward an objective component will be added.

DEFERRED  COMPENSATION - Each named portfolio manager is eligible to participate in the Lincoln National Corporation  Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated  threshold.  The
Plan  is a  non-qualified  unfunded  deferred  compensation  plan  that  permits participating  employees  to defer  the  receipt  of a  portion  of  their  cash compensation.

STOCK OPTION INCENTIVE PLAN/EQUITY COMPENSATION PLAN - Portfolio managers may be awarded  options to purchase  common shares of Delaware  Investments  U.S., Inc.
pursuant to the terms the  Delaware  Investments  U.S.,  Inc.  Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition, certain portfolio managers may be awarded  restricted  stock units,  or "performance  shares",  in
Lincoln National  Corporation.  Delaware Investments U.S., Inc., is an indirect,
wholly-owned   subsidiary  of  Delaware  Management   Holdings,   Inc.  Delaware
Management  Holdings,  Inc., is in turn a wholly-owned,  indirect  subsidiary of
Lincoln National Corporation.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to  provide  certain  Delaware  investment  personnel  with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded from time to time by the  investment  manager in its full  discretion.  Option  awards may be based in part on  seniority.  The fair  market  value of the shares is  normally determined  as of each June 30 and December 31.  Shares issued upon the exercise of such  options  must be held for six months and one day,  after which time the shareholder  may put them back to the issuer or the  shares  may be called  back from the shareholder.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three-year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

OTHER  COMPENSATION - Portfolio  managers may also  participate in benefit plans and programs available generally to all employees.

     Ownership of Securities

     As of September 30, 2005, the portfolio  managers  described  above did not beneficially own any shares in the Portfolios.

Proxy Voting
     The Portfolios  have formally  delegated to the Manager the ability to make all proxy  voting  decisions  in relation to  portfolio  securities  held by the
Portfolios.  If and when proxies  need to be voted on behalf of the  Portfolios, the Manager  will vote such proxies  pursuant to its Proxy  Voting  Policies and
Procedures  (the  "Procedures").  The Manager  has  established  a Proxy  Voting
Committee (the  "Committee")  which is responsible  for overseeing the Manager's proxy voting process for the Portfolios. One of the main responsibilities of the
Committee is to review and approve the  Procedures to ensure that the Procedures are  designed to allow the Manager to vote proxies in a manner  consistent  with the goal of voting in the best interests of the Portfolios.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements on behalf of the Portfolios and the Manager's  other clients and vote
proxies   generally  in  accordance  with  the  Procedures.   The  Committee  is
responsible for overseeing  ISS's proxy voting  activities.  If a proxy has been voted for the Portfolios, ISS will create a record of the vote. Information,  if any, regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Portfolios' Web site at www.delawareinvestments.com; and (ii) on the Commission's Web site at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Portfolios.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote proxies on behalf of the Portfolios. Some examples of the Guidelines are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to require  a  supermajority  shareholder  vote;  (iii)  generally  vote  for  debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved;  (iv) votes on mergers and  acquisitions  should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior  voting rights;  (vi) generally vote for proposals to authorize  preferred  stock in cases  where the  company  specifies  the voting, dividend,  conversion,  and  other  rights  of such  stock  and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute  open-market  share  repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis; (ix) generally vote for reports on the  level of  greenhouse  gas  emissions  from  the  company's  operations  and products;  and (x)  generally  vote for  proposals  asking  for a report  on the feasibility of labeling products containing genetically modified ingredients.

     Because the  Portfolios  have  delegated  proxy voting to the Manager,  the
Portfolios  are not  expected to  encounter  any  conflict  of  interest  issues regarding  proxy voting and  therefore  do not have  procedures  regarding  this matter.  However,  the  Manager  does  have a  section  in its  Procedures  that addresses  the  possibility  of conflicts of  interest.  Most proxies  which the
Manager receives on behalf of the Portfolios are voted by ISS in accordance with the Procedures.  Because almost all Portfolio  proxies are voted by ISS pursuant to the  pre-determined  Procedures,  it normally  will not be necessary  for the
Manager  to make an  actual  determination  of how to vote a  particular  proxy, thereby  largely  eliminating  conflicts of interest for the Manager  during the proxy  voting  process.  In the very  limited  instances  where the  Manager  is considering voting a proxy contrary to ISS's recommendation,  the Committee will first  assess the issue to see if there is any  possible  conflict  of  interest involving the Manager or affiliated  persons of the Manager.  If a member of the
Committee has actual  knowledge of a conflict of interest,  the  Committee  will normally use another  independent  third party to do additional  research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best  interests of the  Portfolios.  The Committee will then review the proxy voting  materials and  recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the  Committee  believes  is  consistent  with  the  Procedures  and in the best interests of the Portfolios.

Distribution and Service
     The Distributor,  which is located at 2005 Market Street, Philadelphia,  PA
19103-7094,  acts as national  distributor  for each Portfolio and for the other
Delaware  Investments  Funds. The Distributor is an affiliate of the Manager and bears all of the costs of  promotion  and  distribution,  except for payments by each Portfolio on behalf of Class A Shares,  Class B Shares,  Class C Shares and
Class R Shares under their respective 12b-1 Plans.

     The Distributor  received net commissions  from each Portfolio on behalf of
Class A Shares, after re-allowances to dealers, as follows:

-------------------------------------------------------------------------------
                     Aggressive Allocation Portfolio A Class
-------------------- ----------------- -------------------- -------------------
                        Amount of         Total Amounts            Net
      Fiscal           Underwriting         Reallowed           Commission
    Year Ended          Commission         To Dealers         to Distributor
-------------------- ----------------- -------------------- -------------------
      9/30/05             $74,405            $61,921             $12,484
      9/30/04             $51,701            $43,344              $8,357
      9/30/03             $71,337            $67,564              $3,773
-------------------- ----------------- -------------------- -------------------

-------------------------------------------------------------------------------
                      Moderate Allocation Portfolio A Class
-------------------- ----------------- -------------------- -------------------
                        Amount of         Total Amounts            Net
      Fiscal           Underwriting         Reallowed           Commission
    Year Ended          Commission         To Dealers         to Distributor
-------------------- ----------------- -------------------- -------------------
      9/30/05             $70,011            $56,905             $13,106
      9/30/04             $28,632            $23,782              $4,850
      9/30/03             $91,141            $85,852              $5,289

------------------- ------------------ -------------------- -------------------

-------------------------------------------------------------------------------
                   Conservative Allocation Portfolio A Class
-------------------- ----------------- -------------------- -------------------
                        Amount of         Total Amounts            Net
      Fiscal           Underwriting         Reallowed           Commission
    Year Ended          Commission         To Dealers         to Distributor
-------------------- ----------------- -------------------- -------------------
      9/30/05             $13,934            $11,352              $2,582
      9/30/04             $19,721            $16,162              $3,559
      9/30/03             $47,846            $45,998              $1,848
-------------------- ------------------ ------------------- -------------------

     The  Distributor  received  in the  aggregate  Limited  CDSC or other  CDSC payments  with  respect to Class A Shares,  Class B Shares and Class C Shares as
follows:

------------------ -------------------------------------------------------------
                         Aggressive Allocation Portfolio
------------------ ------------------ -------------------- ---------------------
                    Class A Shares
    Fiscal           Limited CDSC       Class B Shares         Class C Shares
    Year Ended         Payments          CDSC Payments         CDSC Payments
------------------ ------------------ -------------------- ---------------------
      9/30/05             $16               $4,733                 $203
      9/30/04              $0               $5,929                 $572
      9/30/03              $0               $5,665                 $184
------------------ ------------------ -------------------- ---------------------

-------------------- -----------------------------------------------------------
                          Moderate Allocation Portfolio
------------------ ------------------ -------------------- ---------------------
                    Class A Shares
    Fiscal           Limited CDSC       Class B Shares         Class C Shares
    Year Ended         Payments          CDSC Payments         CDSC Payments
------------------ ------------------ -------------------- ---------------------
      9/30/05              $0               $6,072                  $91
      9/30/04              $0               $5,643               $1,024
      9/30/03              $0               $4,394                  $85
-------------------- ------------------ -------------------- ------------------

-------------------------------------------------------------------------------
                        Conservative Allocation Portfolio
------------------ ------------------ -------------------- ---------------------
                    Class A Shares
    Fiscal           Limited CDSC       Class B Shares         Class C Shares
    Year Ended         Payments          CDSC Payments         CDSC Payments
------------------ ------------------ -------------------- ---------------------
      9/30/05              $3               $1,415                  $26
      9/30/04              $0               $2,393                  $30
      9/30/03              $0                 $306                  $36
------------------- ----------------- --------------------- --------------------

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the Portfolios' financial intermediary wholesaler pursuant to a Second
Amended and Restated  Financial  Intermediary  Distribution  Agreement  with the
Distributor.  LFD  is  primarily  responsible  for  promoting  the  sale  of the
Portfolio shares through broker/dealers,  financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is
2001 Market Street, Philadelphia, PA 19103-7055. The rate of compensation, which is  calculated  and paid  monthly,  to LFD for the sales of shares of the retail
Delaware  Investments  Funds (excluding the shares of Delaware VIP Trust series, money market  funds and house  accounts  and shares  redeemed  within 30 days of purchase) is a non-recurring fee equal to the amount shown below:

--------------------------------------------------------------- ----------------
                                                                  Basis Points
                                                                    on Sales
--------------------------------------------------------------- ----------------
Retail Mutual Portfolios (Class A, B and C Shares)                      0.50%
--------------------------------------------------------------- ----------------
Merrill Lynch Connect Program                                           0.25%
--------------------------------------------------------------- ----------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                                         0.45%
--------------------------------------------------------------- ----------------
Citigroup Global Capital Markets, Inc. (formerly Salomon
Smith Barney) and
Delaware International Value Equity Portfolio Class I Shares               0%
--------------------------------------------------------------- ----------------

     In addition to the  non-recurring fee set forth above, the Distributor pays
LFD a fee at the annual rate set forth below of the average  daily net assets of
Portfolio  shares of the  Delaware  Investments  retail  funds  outstanding  and beneficially owned by shareholders through Financial  Intermediaries,  including those Portfolio shares sold before the date of this Agreement.

--------------------------------------------------------------- ----------------
                                                                  Basis Points
                                                                    on Sales
--------------------------------------------------------------- ----------------
Retail Mutual Portfolios (including shares of money market
funds and house accounts and shares redeemed within 30 days
of purchase)                                                            0.04%
--------------------------------------------------------------- ----------------
Merrill Lynch Connect Program                                              0%
--------------------------------------------------------------- ----------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                                         0.04%
--------------------------------------------------------------- ----------------
Citigroup Global Capital Markets, Inc. (formerly Salomon
Smith Barney) and
Delaware International Value Equity Portfolio Class I Shares            0.04%
--------------------------------------------------------------- ----------------

     The fees  associated  with  LFD's  services  to the  Portfolios  are  borne exclusively by the Distributor and not by the Portfolios.

Transfer Agent
     The  Transfer  Agent is an  affiliate of the Manager and is located at 2005
Market Street,  Philadelphia,  PA  19103-7094.  The Transfer Agent serves as the
Portfolios'  shareholder  servicing,  dividend  disbursing  and  transfer  agent pursuant  to a  Shareholders  Services  Agreement.  The  Transfer  Agent  is  an
indirect,  wholly owned  subsidiary of Delaware  Management  Holdings,  Inc. The
Transfer  Agent also acts as  shareholder  servicing,  dividend  disbursing  and transfer agent for the other Delaware  Investments  Funds. The Transfer Agent is paid a fee by each  Portfolio  for  providing  these  services  consisting of an annual per account  charge of $23.10 per annum for each open and closed  account on its records and each account held on a  sub-accounting  system  maintained by firms that hold accounts on an omnibus basis. These charges are assessed monthly on a pro rata basis and determined by using the number of accounts maintained as of the last  calendar  day of each  month.  Compensation  is fixed each year and approved by the Board of  Trustees,  including  a majority of the  disinterested
Trustees.

     Delaware Service  Company,  Inc. also provides  accounting  services to the
Portfolios  pursuant to a separate Fund  Accounting  Agreement.  Those  services include  performing all functions  related to calculating  the  Portfolios'  net
asset  value  and  providing  all  financial  reporting   services,   regulatory
compliance  testing and other  related  accounting  services.  For its services,
Delaware Service Company, Inc. is paid a fee based on total assets of all of the
Delaware Investments Funds for which it provides such accounting services.  Such fee is equal to 0.04%  multiplied  by the total  amount of assets in the complex for which Delaware Service Company, Inc. furnishes accounting services. The fees are charged to the  Portfolios and the other  Delaware  Investments  Funds on an aggregate  pro rata basis.  The  asset-based  fee  payable to  Delaware  Service
Company,  Inc.  is subject to a minimum  fee  calculation  based on the type and number of classes per Delaware Investments Fund.

     The Portfolios  have authorized one or more brokers to accept on its behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption orders on the behalf of the Portfolios.  For purposes of pricing, the
Portfolios  will be deemed to have received a purchase or redemption  order when an authorized broker or, if applicable, a broker's authorized designee,  accepts the order.  Investors may be charged a fee when effecting transactions through a broker or agent.

Custodian
     The JPMorgan Chase Bank ("JPMorgan"),  4 Chase Metrotech Center,  Brooklyn,
NY 11245 is custodian of each Portfolio's  securities and cash. As custodian for a Portfolio,  JPMorgan maintains a separate account or accounts for a Portfolio;
receives,  holds and releases  portfolio  securities  on account of a Portfolio;
receives and disburses money on behalf of a Portfolio; and collects and receives income  and  other  payments  and  distributions  on  account  of a  Portfolio's portfolio securities.

Code of Ethics
     The  Delaware  Investments  Funds,  the  Manager  and the  Distributor,  in
compliance  with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which  govern  personal  securities  transactions.  Under the  Codes of  Ethics, persons  subject to the Codes are  permitted  to engage in  personal  securities transactions,  including  securities  that  may  be  purchased  or  held  by the
Portfolios,  subject to the  requirements  set forth in Rule  17j-1 and  certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

OFFICERS AND TRUSTEES

     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware  Investments  Funds.  As of December 31,
2005, the Trust's  officers and Trustees  owned less than 1% of the  outstanding shares of each Class of each  Portfolio.  The  Trust's  Trustees  and  principal officers are noted below along with their ages and their business experience for the past five years.

------------------- ---------------------- ----------------- --------------------------------- ----------------- ---------------------
                                                                                                   Number of
                                                                                                Portfolios in
                                                                                                  Portfolio
                                                                                                   Complex
                                                                                                 Overseen by            Other
                                                                 Principal Occupation(s)          Trustee/           Directorships
Name, Address and      Position(s) Held      Length of Time              During                   Director or       Held by Trustee/
Birthdate              with Portfolios         Served                  Past 5 Years                Officer       Director or Officer
------------------- ---------------------- ----------------- --------------------------------- ----------------- ---------------------
--------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------------
Jude T.             Chairman, President,      5 Years -      Since August 2000, Mr. Driscoll          87                 None
Driscoll(2)            Chief Executive        Executive      has served in various executive
2005 Market Street   Officer and Trustee       Officer        capacities at different times
Philadelphia, PA                                                at Delaware Investments(1)
19103                                         2 Years -
                                               Trustee
March 10, 1963
------------------- ---------------------- ----------------- --------------------------------- ----------------- ---------------------
------------------- ---------------------- ----------------- --------------------------------- ----------------- ---------------------
                                                        INDEPENDENT TRUSTEES
------------------- ---------------------- ----------------- --------------------------------- ----------------- ---------------------
Thomas L. Bennett          Trustee         Since March 23,          Private Investor -                87                 None
2005 Market Street                               2005             (March 2004 - Present)
Philadelphia, PA
19103                                                              Investment Manager -
                                                                   Morgan Stanley & Co.
October 4, 1947                                                (January 1984 - March 2004)

------------------- ---------------------- ----------------- --------------------------------- ----------------- ---------------------
John A. Fry                Trustee             4 Years                 President -                    87              Director -
2005 Market Street                                             Franklin & Marshall College                         Community Health
Philadelphia, PA                                                  (June 2002 - Present)                                Systems
19103
                                                                Executive Vice President -
May 28, 1960                                                    University of Pennsylvania
                                                                 (April 1995 - June 2002)

------------------- ---------------------- ----------------- --------------------------------- ----------------- ---------------------

------------------- ---------------------- ----------------- --------------------------------- ----------------- ---------------------
                                                                                                   Number of
                                                                                                Portfolios in
                                                                                                  Portfolio
                                                                                                   Complex
                                                                                                 Overseen by            Other
                                                                 Principal Occupation(s)          Trustee/           Directorships
Name, Address and      Position(s) Held      Length of Time              During                   Director or       Held by Trustee/
Birthdate              with Portfolios         Served                  Past 5 Years                Officer       Director or Officer
------------------- ---------------------- ----------------- --------------------------------- ----------------- ---------------------
Anthony D. Knerr           Trustee             12 Years        Founder/Managing Director -            87                 None
2005 Market Street                                              Anthony Knerr & Associates
Philadelphia, PA                                                  (Strategic Consulting)
19103                                                                (1990 - Present)

December 7, 1938

------------------- ---------------------- ----------------- --------------------------------- ----------------- ---------------------
Lucinda S.                 Trustee         Since March 23,      Chief Financial Officer -             87                 None
Landreth                                         2005                 Assurant, Inc.
2005 Market Street                                                     (Insurance)
Philadelphia, PA                                                      (2002 - 2004)
19103
                                                                Chief Investment Officer-
June 24, 1947                                                           Fortis, Inc.
                                                                 (Mutual Fund Insurance)
                                                                      (1997 - 2001)
------------------- ---------------------- ----------------- --------------------------------- ----------------- ---------------------
Ann R. Leven               Trustee              16 Years            Retired since 1999.               87          Director and Audit
2005 Market Street                                            Treasurer/Chief Fiscal Officer                         Committee
Philadelphia, PA                                                - National Gallery of Art                           Chairperson -
19103                                                                 (1994 - 1999)                                  Andy Warhol
                                                                                                                     Foundation
November 1, 1940
                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                    Systemax Inc.

------------------- ---------------------- ----------------- --------------------------------- ----------------- ---------------------
Thomas F. Madison          Trustee              11 Years        President/Chief Executive             87              Director -
2005 Market Street                                             Officer - MLM Partners, Inc.
Philadelphia, PA                                               (Small Business Investing &                          Banner Health
19103                                                                  Consulting)
                                                                 (January 1993 - Present)                              Director
February 25, 1936                                                                                                Center Point Energy

                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                  Digital River Inc.

                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                  Rimage Corporation

                                                                                                                      Director -
                                                                                                                 Valmont Industries,
                                                                                                                         Inc.

------------------- ---------------------- ----------------- --------------------------------- ----------------- ---------------------
Janet L. Yeomans           Trustee              6 Years          Vice President (January               87                None
2005 Market Street                                             2003-Present) and Treasurer
Philadelphia, PA                                                 (January 2006-Present) -
19103                                                                 3M Corporation

July 31, 1948
                                                               Ms. Yeomans has held various
                                                                management positions at 3M
                                                                 Corporation since 1983.

------------------- ---------------------- ----------------- --------------------------------- ----------------- ---------------------

------------------- ---------------------- ----------------- --------------------------------- ----------------- ---------------------
                                                                                                   Number of
                                                                                                Portfolios in
                                                                                                  Portfolio
                                                                                                   Complex
                                                                                                 Overseen by            Other
                                                                 Principal Occupation(s)          Trustee/           Directorships
Name, Address and      Position(s) Held      Length of Time              During                   Director or       Held by Trustee/
Birthdate              with Portfolios         Served                  Past 5 Years                Officer       Director or Officer
------------------- ---------------------- ----------------- --------------------------------- ----------------  ------------------
J. Richard Zecher            Trustee         Since March 23,              Founder -                     87        Director and Audit
2005 Market Street                                2005               Investor Analytics                           Committee Member -
Philadelphia, PA                                                                                                  Investor Analytics
19103                                                                (Risk Management)
                                                                     (May 1999 - Present)                         Director and Audit
July 3, 1940                                                                                                      Committee Member -
                                                                                                                    Oxigene, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                              Officers
------------------- ---------------------- ----------------- ------------------------------------- ------------- -------------------
Michael P. Bishof        Senior Vice       Chief Financial     Mr. Bishof has served in various         87             None(3)
2005 Market Street   President and Chief    Officer since     executive capacities at different
Philadelphia, PA      Financial Officer      February 17,       times at Delaware Investments
19103                                            2005

August 18, 1962

------------------- ---------------------- ----------------- ------------------------------------- ------------- -------------------
David F. Connor        Vice President,      Since October      Mr. Connor has served in various         87             None(3)
2005 Market Street     Deputy General          25, 2005       executive capacities at different
Philadelphia, PA    Counsel and Secretary                       times at Delaware Investments
19103
December 2, 1963
------------------- ---------------------- ----------------- ------------------------------------- ------------- -------------------
David P. O'Connor        Senior Vice        Since October     Mr. O'Connor has served in various        87             None(3)
2005 Market Street   President, General        25, 2005       executive capacities at different
Philadelphia, PA      Counsel and Chief                         times at Delaware Investments
19103                   Legal Officer
February 21, 1966
------------------- ---------------------- ----------------- ------------------------------------- ------------- -------------------
John J. O'Connor         Senior Vice       Treasurer since    Mr. O'Connor has served in various        87             None(3)
2005 Market Street      President and        February 17,     executive capacities at different
Philadelphia, PA          Treasurer              2005           times at Delaware Investments
19103
June 16, 1957

------------------- ---------------------- ----------------- ------------------------------------- ------------- -------------------

--------------------------------------------------------------------------------

1)   Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc. and its subsidiaries,  including the Portfolios' investment advisor, principal underwriter and its transfer agent.

(2)  Mr. Driscoll is considered to be an "Interested  Trustee"  because he is an executive officer of the Portfolios' manager and distributor.

(3)  Messrs.  Michael P. Bishof,  David F. Connor, David P. O'Connor and John J.
     O'Connor  also serve in similar  capacities  for the six  portfolios of the
     Optimum  Fund  Trust,  which have the same  investment  advisor,  principal underwriter  and transfer  agent as the Trust.  Mr. John J.  O'Connor  also serves in a similar  capacity for Lincoln Variable  Insurance Trust,  which
     has     the     same      investment      adviser     as     the     Trust.
--------------------------------------------------------------------------------

     The following is additional information regarding investment  professionals affiliated with the Trust:

----------------------------- ------------------------------------ -------------- --------------------------------------
Name, Address and Birthdate     Position(s) Held with the Trust    Length of Time  Principal Occupation(s) During Past
                                                                       Served                    5 Years
----------------------------- ------------------------------------ -------------- --------------------------------------
Patrick P. Coyne               Executive Vice President/Managing       1 Year        During the past five years, Mr.
2005 Market Street            Director/Head of Equity Investments                      Coyne has served in various
Philadelphia, PA 19103-7094                                                         capacities at different times at
                                                                                          Delaware Investments.
April 14, 1963

----------------------------- ------------------------------------ -------------- --------------------------------------
Christopher R. Adams           Vice President and Senior Equity        9 Years       During the past five years, Mr.
                                   Analyst - Delaware Group                            Adams has served in various
2005 Market Street                     Foundation Funds                             capacities at different times at
Philadelphia, PA 19103-7094                                                               Delaware Investments.

April 24, 1962
----------------------------- ------------------------------------ -------------- --------------------------------------
Francis X. Morris                Senior Vice President/Senior          7 Years      Mr. Morris has served in various
2005 Market Street                     Portfolio Manager                            executive capacities at different
Philadelphia, PA 19103-7094                                                          times at Delaware Investments.

March 28, 1961

----------------------------- ------------------------------------ -------------- --------------------------------------
Michael S. Morris                Vice President/Senior Equity          1 Year       Mr. Morris has served in various
2005 Market Street                 Analyst - Delaware Group                         executive capacities at different
Philadelphia, PA 19103-7094            Foundation Funds                              times at Delaware Investments.

September 5, 1968

----------------------------- ------------------------------------ -------------- --------------------------------------
Donald G. Padilla              Vice President/Equity Analyst II        1 Year        During the past five years, Mr.
2005 Market Street                                                                    Padilla has served in various
Philadelphia, PA 19103-7094                                                         capacities at different times at
                                                                                          Delaware Investments.
August 8, 1964

----------------------------- ------------------------------------ -------------- --------------------------------------

     The  following  table  shows  each  Trustee's  ownership  of shares of each
Portfolio and of all Delaware  Investments Funds as of December 31, 2005, unless otherwise noted.

----------------------- ------------------- ------------------------------------
                                              Aggregate Dollar Range of Equity
                                                Securities in All Registered
                        Dollar Range of       Investment Companies Overseen by
                        Equity Securities     Trustee in Family of Investment
Name                    in the Portfolios                Companies
----------------------- ------------------- ------------------------------------
Jude T. Driscoll               None                   $50,000-$100,000
----------------------- ------------------- ------------------------------------
Thomas L. Bennett(1)           None                         None
----------------------- ------------------- ------------------------------------
John A. Fry                  None(2)                   Over $100,000
----------------------- ------------------- ------------------------------------
Anthony D. Knerr               None                   $10,001-$50,000
----------------------- ------------------- ------------------------------------
Lucinda S. Landreth(1)         None                   $10,001-$50,000
----------------------- ------------------- ------------------------------------
Ann R. Leven                   None                    Over $100,000
----------------------- ------------------- ------------------------------------
Thomas F. Madison              None                   $10,001-$50,000
----------------------- ------------------- ------------------------------------
Janet L. Yeomans               None                   $50,001-$100,000
----------------------- ------------------- ------------------------------------
J. Richard Zecher(1)           None                         None
----------------------- ------------------- ------------------------------------

(1)  Trustee elected to the Board on March 23, 2005;  information provided as of that date.

(2)  As of December  31,  2005,  John A. Fry held assets in a 529 Plan  account.
     Under the terms of the Plan,  a portion of the assets  held in the Plan may be invested  in the  Portfolios.  Mr. Fry held no shares of the  Portfolios outside of the Plan as of December 31, 2005.

     The following is a compensation  table listing for each Trustee entitled to receive compensation, the aggregate compensation received from the Trust and the total  compensation  received  from all  investment  companies  in the  Delaware
Investments  Funds for which he or she serves as a  Trustee/Director  or Trustee for the  Portfolios'  fiscal  year ended  September  30, 2005 and an estimate of annual  benefits  to be  received  upon  retirement  under  the  Delaware  Group
Retirement  Plan for  Trustees/Directors  as of  September  30,  2005.  Only the
Trust's independent  Trustees receive compensation for their services as members of the Trust's Board of Trustees.

------------------ --------------- ------------------- ---------------------- ---------------------
                                       Pension or                              Total Compensation
                                       Retirement                             from the Investment
                     Aggregate      Benefits Accrued     Estimated Annual         Companies in
                    Compensation       as Part of          Benefits Upon            Delaware
Name(3)            from the Trust  Portfolio Expenses      Retirement(1)         Investments(2)
------------------ --------------- ------------------- ---------------------- ---------------------
Thomas L. Bennett      $1,757             None                $70,000               $60,000
------------------ --------------- ------------------- ---------------------- ---------------------
John A. Fry(4)         $3,644             None                $70,000               $107,842
------------------ --------------- ------------------- ---------------------- ---------------------
Anthony D. Knerr       $3,922             None                $70,000               $129,742
------------------ --------------- ------------------- ---------------------- ---------------------
Lucinda S.             $1,760             None                $70,000               $60,100
Landreth
------------------ --------------- ------------------- ---------------------- ---------------------
Ann R. Leven           $4,069             None                $70,000               $135,000
------------------ --------------- ------------------- ---------------------- ---------------------
Thomas F. Madison      $3,841             None                $70,000               $127,500
------------------ --------------- ------------------- ---------------------- ---------------------
Janet L. Yeomans       $3,694             None                $70,000               $122,500
------------------ --------------- ------------------- ---------------------- ---------------------
J. Richard Zecher      $1,757             None                $70,000               $60,000
---------------------------------------------------------------------------------------------------

(1)  Under  the  terms  of  the  Delaware   Investments   Retirement   Plan  for
     Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five  continuous  years,  is  entitled to receive payments from each Delaware Investments  investment company for which he or she  serves as  Trustee/Director  for a period  equal to the  lesser of the number  of years  that such  person  served  as a  Trustee/Director  or the remainder of such person's life. The amount of such payments will be equal, on an annual  basis,  to the amount of the annual  retainer that is paid to trustees/directors  of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of June 30, 2005, he or she would be  entitled to annual  payments  totaling  the amounts  noted
     above, in the aggregate,  from all of the Delaware  Investments  investment companies for which he or she serves as a trustee or director, based on the number of Delaware Investments investment companies as of that date.

(2)  Each  independent   Trustee/Director  currently  receives  a  total  annual
     retainer  fee of $70,000  for  serving as a  Trustee/  Director  for all 32 investment  companies in Delaware  Investments,  plus $5,000 for each Board
     Meeting attended.  The following  compensation is in the aggregate from all investment companies in the complex. Members of the audit committee receive additional  compensation  of  $2,500  for  each  meeting.  Members  of  the nominating  committee  receive  additional  compensation of $1,700 for each meeting.  In  addition,  the  chairpersons  of  the  audit  and  nominating
     committees   each  receive  an  annual  retainer  of  $10,000  and  $1,500, respectively. The Coordinating Trustee/Director of the Delaware Investments
     funds receives an additional retainer of $25,000.

(3)  Walter P. Babich and John H. Durham  retired  from the Board of Trustees of
     Equity  Funds V and each of the 32  investment  companies  in the  Delaware
     Investments Funds on March 22, 2005. Thomas L. Bennett, Lucinda S. Landreth
     and J.  Richard  Zecher  joined the Board of  Trustees/Directors  of the 32 investment  companies in the Delaware  Investments Funds on March 23, 2005.

(4)  In  addition  to  this  compensation,  for the  12-month  period  ended  on
     September  30, 2005,  Mr. Fry received  $13,108 in  professional  fees from
     Voyageur Funds for services provided to the Funds' Board.

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies  and  practices,  and internal  controls  for the Delaware  Investments funds. It also oversees the quality and objectivity of the Delaware  Investments
Funds'  financial  statements and the independent  audit thereof,  and acts as a liaison between the Delaware  Investments  Funds'  independent  auditors and the full Board of Trustees.  The Audit Committee of each Delaware  Investments  Fund consists of the following three independent Trustees appointed by the Board: Ann
R.  Leven,  Chairperson;  Thomas  F.  Madison;  and Jan L.  Yeomans.  The  Audit
Committee held four meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The committee also monitors the performance of counsel for independent
Trustees.  The Nominating  Committee  will not consider  selections for Board of
Trustees  nominations  from  shareholders.  The  Nominating  Committee  of  each
Portfolio  currently  consists of the following three Trustees  appointed by the
Board:  Anthony D. Knerr,  Chairperson;  John H. Durham; and John A. Fry, all of
whom are  independent.  The Nominating  Committee held eight meetings during the
Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the  Board,  its  committees  and its  activities.  The  Independent  Trustee
Committee  of the  Trust  consists  of  the  Trustees  who  are  not  considered
"interested persons" within the meaning of the 1940 Act. The Independent Trustee
Committee held five meetings during the Trust's last fiscal year.

FINANCIAL STATEMENTS

     Ernst & Young LLP serves as the Independent  Registered  Public  Accounting
Firm for the Trust and,  in its  capacity as such,  audits the annual  financial
statements   contained  in  the  Portfolios'  Annual  Report.  Each  Portfolio's
Statement  of Net Assets,  Statement  of Assets and  Liabilities,  Statement  of
Operations,  Statement of Changes in Net Assets,  Financial Highlights and Notes
to Financial Statements, as well as the report of Ernst & Young LLP, Independent
Registered  Public Accounting Firm, for the fiscal year ended September 30, 2005 are included in its Annual Report to shareholders. The financial statements, the notes relating thereto, the financial highlights and the report of Ernst & Young
LLP listed above are  incorporated by reference from the Annual Report into this
Part B.

PRINCIPAL HOLDERS
     As of December 31, 2005, management believes the following accounts held 5%
or more of the outstanding  shares of a Class of the Portfolios.  The Portfolios have no knowledge of beneficial ownership.

---------------------------- ------------------------------------- ------------

Class                        Name and Address of Account            Percentage

---------------------------- ------------------------------------- ------------
Delaware Moderate            MCB Trust Services                         46.79%
Allocation Portfolio         FBO Hoag Sheltered Savings Plan
Class A                      700 17th St. Suite 300
                             Denver, CO  80202-3531

---------------------------- ------------------------------------- ------------
                             MCB Trust Services                         12.24%
                             Visiting Nurse Service P/S
                             700 17th St., Suite 300
                             Denver, CO  80202-3531

---------------------------- ------------------------------------- ------------
Delaware Moderate            MLPF&S                                      7.31%
Allocation Portfolio         FBO its Customers
Class B                      4800 Deer Lake Dr. E
                             2nd Floor
                             Jacksonville, FL  32246-6484

---------------------------- ------------------------------------- ------------
Delaware Moderate            MLPF&S FBO its Customers                   11.31%
Allocation Portfolio         4800 Deer Lake Dr. E
Class C                      2nd Floor
                             Jacksonville, FL  32246-6484

---------------------------- ------------------------------------- ------------
                             Wells Fargo Investments LLC                 8.34%
                             625 Marquette Ave, Fl 13
                             Minneapolis, MN  55402-2308

---------------------------- ------------------------------------- ------------
                             MCB Trust Services Trustee FBO              6.82%
                             Genfed Federal Credit Union 401(k)
                             700 17th St., Suite 300
                             Denver, CO  80202-3531

---------------------------- ------------------------------------- ------------
Delaware Moderate
Allocation Portfolio
Class R Shares
---------------------------- ------------------------------------- ------------
Delaware Moderate            MCB Trust Services Cust FBO                69.76%
Allocation Portfolio         Southwest Graphics, P/S 401(k)
Institutional Class          700 17th St., Suite 300
                             Denver, CO  80202-3531

---------------------------- ------------------------------------- ------------
                             Delaware Management Business Tr-DIA        23.96%
                             2005 Market St, Fl 9
                             Philadelphia, PA  19103

---------------------------- ------------------------------------- ------------
Delaware Aggressive          MCB Trust Services                         30.75%
Allocation Portfolio         FBO Hoag Sheltered Savings Plan
Class A                      700 17th St. Suite 300
                             Denver, CO  80202-3531

---------------------------- ------------------------------------- ------------
                             MLPF&S FBO its Customers                   18.73%
                             4800 Deer Lake Dr. E
                             2nd Floor
                             Jacksonville, FL  32246-6484

---------------------------- ------------------------------------- ------------
                             MCB Trust Services Trustee FBO              5.11%
                             Coastal Ctr for Dev Srvs Mpp
                             700 17th St., Suite 300
                             Denver, CO  80202-3531

---------------------------- ------------------------------------- ------------
Delaware Aggressive          MLPF&S FBO its Customers                    9.14%
Allocation Portfolio         4800 Deer Lake Dr. E
Class B                      2nd Floor
                             Jacksonville, FL  32246-6484

---------------------------- ------------------------------------- ------------
Delaware Aggressive          MLPF&S FBO its Customers                   20.97%
Allocation Portfolio         4800 Deer Lake Dr. E
Class C                      2nd Floor
                             Jacksonville, FL  32246-6484

---------------------------- ------------------------------------- ------------
Delaware Aggressive          Delaware Management Business Tr-DIA        76.66%
Allocation Portfolio         2005 Market St, Fl 9
Institutional Class          Philadelphia, PA  19103

---------------------------- ------------------------------------- ------------
                             DMTC C/F Rollover IRA                      18.60%
                             of Gina Lubert
                             28680 Brush Canyon Drive
                             Yorba Linda, CA  92887-6404
---------------------------- ------------------------------------- ------------
Delaware Conservative        MCB Trust Services                         83.84%
Allocation Portfolio         FBO Hoag Sheltered Saving Plan
Class A                      700 17th St. Suite 300
                             Denver, CO  80202-3531

---------------------------- ------------------------------------- ------------
Delaware Conservative        MLPF&S FBO its Customers                    6.88%
Allocation Portfolio         4800 Deer Lake Dr. E
Class B                      2nd Floor
                             Jacksonville, FL  32246-6484

---------------------------- ------------------------------------- ------------
                             Pershing LLC                                5.57%
                             P.O. Box 2052
                             Jersey City, NJ  07303-2052
---------------------------- ------------------------------------- ------------
                             NFS LLC FEBO                                 5.44
                             Leslie R. Brown
                             648 W. Redwood Lane
                             Nampa, ID  83651-2471

---------------------------- ------------------------------------- ------------
                             DMTC C/F SIMPLE IRA Account of              5.24%
                             Thomas Enterprises of Clinton LLC
                             FBO Patricia Serviss
                             3 Dudley Towne Rd.
                             Killingworth, CT  06419-2416

---------------------------- ------------------------------------- ------------
Delaware Conservative        Wells Fargo Investments LLC                26.92%
Allocation Portfolio         608 2nd Avenue S FL 8
Class C                      Minneapolis, MN  55402-1927

---------------------------- ------------------------------------- ------------
                             MCB Trust Services Trustee FBO              8.68%
                             Lloyd's America, Inc. 401(k)
                             700 17th St., Suite 300
                             Denver, CO  80202-3531

---------------------------- ------------------------------------- ------------
                             MCB Trust Services Trustee FBO              7.49%
                             Genfed Federal Credit Union 401(k)
                             700 17th St., Suite 300
                             Denver, CO  80202-3531

---------------------------- ------------------------------------- ------------
                             MLPF&S FBO its Customers                    6.58%
                             400 Deer Lake Dr. E
                             2nd Floor
                             Jacksonville, FL  32246-6484
---------------------------- ------------------------------------- ------------
                             DMTC C/F SIMPLE IRA Account of              6.04%
                             Thomas Enterprises of Clinton LLC
                             FBO Robert C. Serviss
                             3 Dudley Towne Rd.
                             Killingworth, CT  06419-2416

---------------------------- ------------------------------------- ------------
                             DA Davidson & Co., Inc. FBO                 5.92%
                             Arthur Zaltzman
                             P.O. Box 5015
                             Great Falls, NY  59403-5015
---------------------------- ------------------------------------- ------------
Delaware Conservative
Allocation Portfolio
Class R

---------------------------- ------------------------------------- ------------
Delaware Conservative        Delaware Management Business Tr-DIA        98.26%
Allocation Portfolio         2005 Market St, Fl 9
Institutional Class          Philadelphia, PA  19103
---------------------------- ------------------------------------- ------------

                                     PART C

                                Other Information

Item 23.  Exhibits.  The following  exhibits are incorporated by reference to the Registrant's previously filed documents indicated below, except as noted:

          (a) Agreement and Declaration of Trust.

               (1)  Executed  Agreement and  Declaration of Trust (October 1997)
                    incorporated  into this filing by  reference  to the initial registration statement on Form N-1A filed October 27, 1997.

               (2)  Executed   Certificate   of   Trust   (October   24,   1997)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 21 filed November 29, 2005.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 21 filed November 29, 2005.

          (c)  Instruments Defining the Rights of Security Holders.

               (1)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of Agreement and Declaration of Trust  incorporated  into
                    this  filing  by  reference  to  the  initial   registration
                    statement on Form N-1A filed October 27, 1997.

               (2)  By-Laws.   Article  II  of  the  By-Laws   (May  19,   2005)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 21 filed November 29, 2005.

          (d)  Investment Management Agreements.

               (1)  Executed  Investment  Management  Agreement  (April 1, 1999)
                    between  Delaware  Management  Company and the Registrant on
                    behalf  of  the  Delaware  Moderate   Allocation   Portfolio
                    (formerly   Delaware   Balanced   Portfolio)   and  Delaware
                    Conservative  Allocation Portfolio (formerly Delaware Income
                    Portfolio)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 12 filed January 29, 2001.

               (2)  Executed  Amendment  No.  1  to  the  Investment  Management
                    Agreement  (April  15,  1999)  between  Delaware  Management
                    Company and the  Registrant  adding the Delaware  Aggressive
                    Allocation Portfolio (formerly Delaware Growth Portfolio) to the  Investment  Management  Agreement  dated  April 1, 1999 incorporated into this filing by reference to Post-Effective
                    Amendment No. 12 filed January 29, 2001.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware   Distributors,   L.P.   and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  18 filed  November  26,
                         2003.

                    (ii) Executed   Second   Amended  and   Restated   Financial
                         Intermediary  Distribution  Agreement (August 21, 2003)
                         between   Delaware   Distributors,   L.P.  and  Lincoln
                         Financial  Distributors,  Inc.  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 18
                         filed November 26, 2003.

                    (iii)Form of Amendment  No. 1 (October 31, 2005) to Appendix
                         A to Second Amended and Restated Financial Intermediary
                         Distribution Agreement attached as Exhibit (e)(1)(iii).

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 12 filed
                    January 29, 2001.

               (3)  Vision  Mutual  Fund  Gateway(R)Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 16 filed November 27, 2002.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 16 filed November 27, 2002.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 19 filed
                    December 20, 2004.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Custodian Agreement (May 1, 1996) between the JPMorgan Chase
                    Bank (formerly The Chase  Manhattan Bank) and the Registrant incorporated  into this filing by  reference  to the initial registration statement on Form N-1A filed October 27, 1997.

                    (i)  Letter  to add  the  Delaware  Conservative  Allocation
                         Portfolio  (formerly  Delaware Income  Portfolio),  the
                         Delaware  Moderate   Allocation   Portfolio   (formerly
                         Delaware   Balanced   Portfolio)   and   the   Delaware
                         Aggressive   Allocation  Portfolio  (formerly  Delaware
                         Growth  Portfolio) to the Custodian  Agreement with The
                         Chase Manhattan Bank  incorporated  into this filing by
                         reference  to  Post-Effective  Amendment  No.  4  filed
                         November 30, 1998.

                    (ii) Executed  Amendment  (July 1,  2001)  to the  Custodian
                         Agreement  between  JPMorgan  Chase and the  Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  16 filed  November  27,
                         2002.

                    (iii)Executed  Schedule A (July 17,  2003) to the  Custodian
                         Agreement  between  JPMorgan  Chase and the  Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  19 filed  December  20,
                         2004.

               (2)  Executed  Securities  Lending Agreement  (December 22, 1998)
                    with The Chase Manhattan Bank  incorporated into this filing by  reference  to  Post-Effective  Amendment  No.  12  filed
                    January 29, 2001.

                    (i)  Executed  Amendment (October 3, 2001) to the Securities
                         Lending  Agreement  between JPMorgan Chase Bank and the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment No. 16 filed November 27,
                         2002.

                    (ii) Executed  Schedule A (July 17, 2003) to the  Securities
                         Lending  Agreement  between JPMorgan Chase Bank and the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment No. 19 filed December 20,
                         2004.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholders  Services  Agreement (April 19, 2001)
                    between Delaware  Service  Company,  Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment. No. 14 filed December 12, 2001.

                    (i)  Executed  Amendment  No.  1  (August  23,  2002) to the
                         Shareholders   Services   Agreement   between  Delaware
                         Service Company,  Inc. and the Registrant  incorporated
                         into  this  filing  by  reference   to   Post-Effective
                         Amendment No. 16 filed November 27, 2002.

                    (ii) Executed  Schedule A (May 1,  2002) to the  Shareholder
                         Services  Agreement  between  Delaware Service Company,
                         Inc. and the Registrant  incorporated  into this filing
                         by reference to  Post-Effective  Amendment No. 18 filed
                         November 26, 2003.

                    (iii)Executed  Schedule B (May 15, 2003) to the Shareholders
                         Services  Agreement  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  18 filed
                         November 26, 2003.

                    (iv) Executed  Schedule B (May 16, 2002) to the Shareholders
                         Services  Agreement  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  16 filed
                         November 27, 2002.

               (2)  Executed Fund  Accounting  Agreement  (August 19, 1996) with
                    Delaware Service Company, Inc. incorporated into this filing by reference to the initial  registration  statement on Form
                    N-1A filed October 24, 1997 and Post-Effective Amendment No.
                    6 filed January 21, 1999.

                    (i)  Executed  Amendment  No. 30 to  Schedule A (October  1,
                         2005) of  Delaware  Investments  Family  of Funds  Fund
                         Accounting Agreement attached as Exhibit (h)(2)(i).

                    (ii) Executed  Schedule  B (May 16,  2002)  to the  Delaware
                         Group of Funds Fund Accounting  Agreement  incorporated
                         into  this  filing  by  reference   to   Post-Effective
                         Amendment No. 16 filed November 27, 2002

               (3)  Form of Advisor  Expense  Limitation  Letter  (January 2006)
                    between  Delaware  Management  Company  and  the  Registrant attached as Exhibit (h)(3).

               (4)  Form of  Distribution  Expense  Limitation  Letter  (January
                    2006) between Delaware Distributors, L.P. and the Registrant attached as Exhibit (h)(4).

          (i)  Legal   Opinion.   Opinion  of  Counsel   (November   24,   1998)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 4 filed November 30, 1998.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting Firm (January 2006) attached as Exhibit (j).

          (k)  Omitted Financial Statements. Inapplicable.

          (l)  Initial Capital Agreements.  Subscription  Agreement incorporated into this filing by reference to  Post-Effective  Amendment No. 2 filed January 21, 1998.

          (m)  Plans under Rule 12b-1.

               (1)  Plan under Rule  12b-1 for Class A Shares  (April 19,  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment. No. 14 filed December 12, 2001.

               (2)  Plan under Rule  12b-1 for Class B Shares  (April 19,  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment. No. 14 filed December 12, 2001.

               (3)  Plan under Rule  12b-1 for Class C Shares  (April 19,  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment. No. 14 filed December 12, 2001.

               (4)  Plan  under  Rule  12b-1 for Class R Shares  (May 15,  2003)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 18 filed November 26, 2003.

          (n)  Plan Under Rule 18f-3. Multiple Class Plan Pursuant to Rule 18f-3
               (October 31, 2005) attached as Exhibit (n).

          (o)  Reserved. Inapplicable.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware Investments' Family of Funds
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 21 filed November 29, 2005.

               (2)  Code of Ethics for Delaware  Investments  incorporated  into this filing by reference to Post-Effective  Amendment No. 21 filed November 29, 2005.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (April 2005)  incorporated  into this filing by reference to
                    Post-Effective Amendment No. 21 filed November 29, 2005.

          (q)  Powers  of  Attorney.  Powers of  Attorney  (February  17,  2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 21 filed November 29, 2005.

Item 24.  Persons Controlled by or under Common Control with Registrant.  None.

Item 25.  Indemnification.  Article VI of the By-Laws (May 19, 2005)
          incorporated into this filing by  reference  to  Post-Effective
          Amendment  No. 21 filed November 29, 2005.

Item 26.  Business and Other Connections of Investment Advisor.

     Delaware   Management  Company  (the  "Manager"),   a  series  of  Delaware
Management  Business Trust,  serves as investment  manager to the Registrant and also  serves as  investment  manager  or  sub-advisor  to  certain  of the other
Delaware  Investments  Funds (Delaware Group Adviser Funds,  Delaware Group Cash
Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware
Group Equity Funds III,  Delaware  Group Equity Funds IV,  Delaware Group Equity
Funds V, Delaware Group Global & International Funds,  Delaware Group Government
Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds,
Delaware  Group State  Tax-Free  Income Trust,  Delaware  Group  Tax-Free  Fund,
Delaware Group Tax-Free Money Fund,  Delaware Pooled Trust,  Delaware VIP Trust,
Voyageur  Insured  Funds,   Voyageur   Intermediate   Tax-Free  Funds,  Voyageur
Investment  Trust,  Voyageur  Mutual Funds,  Voyageur  Mutual Funds II, Voyageur
Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Municipal Trust,
Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global
Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona Municipal Income
Fund, Inc., Delaware  Investments  Colorado Insured Municipal Income Fund, Inc.,
Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments
Minnesota Municipal Income Fund, Inc., Delaware Investments  Minnesota Municipal
Income Fund II, Inc. and Delaware  Investments  Minnesota  Municipal Income Fund
III, Inc.) as well as to certain non-affiliated registered investment companies.
In  addition,  certain  officers of the Manager  also serve as trustees of other
Delaware  Investments  Funds,  and certain  officers are also  officers of these other Funds. A company  indirectly owned by the Manager's parent company acts as principal  underwriter to the Delaware Investments Funds (see Item 27 below) and another such  company acts as the  shareholder  services,  dividend  disbursing, accounting  servicing  and transfer  agent for all of the  Delaware  Investments
Funds.

     The following  persons serving as directors or officers of the Manager have held the  following  positions  during the past two  years.  Unless  noted,  the principal  business address of the directors and officers of the Manager is 2005
Market Street, Philadelphia, PA 19103-7094.

------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Name & Principal Business      Positions & Offices with      Positions & Offices with
Address                        Manager                       Registrant                         Other Positions & Offices Held
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jude T. Driscoll               President/Chief Executive     Chairman/President/Chief           Mr. Driscoll has served in various
                               Officer                       Executive Officer                  executive capacities within Delaware
                                                                                                Investments

                                                                                                President/Chief Executive Officer
                                                                                                and Director -
                                                                                                Lincoln National Investments
                                                                                                Companies, Inc.

                                                                                                Director - HYPPCO Finance Company
                                                                                                Ltd.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Ryan K. Brist                  Executive Vice                Executive Vice                     Mr. Brist has served in various
                               President/Managing            President/Managing                 executive capacities within Delaware
                               Director/Co-Head - Fixed      Director/Chief Investment          Investments
                               Income                        Officer - Fixed Income
                                                                                                Vice President - Lincoln National
                                                                                                Income Fund, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John C.E. Campbell             Executive Vice President/     Senior Vice President/Deputy       Mr. Campbell has served in various
                               Global Marketing & Client     Chief Investment Officer - Fixed   executive capacities within Delaware
                               Services                      Income                             Investments

                                                                                                President/Chief Executive Officer -
                                                                                                Optimum Fund Trust
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Patrick P. Coyne               Executive Vice President/     Executive Vice President/          Mr. Coyne has served in various
                               Managing Director/Chief       Managing Director/Chief            executive capacities within Delaware
                               Investment Officer - Fixed    Investment Officer - Fixed Income  Investments
                               Income
                                                                                                Managing Director - Fixed Income -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------

------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Name & Principal Business      Positions & Offices with      Positions & Offices with           Other Positions & Offices Held
Address                        Manager                       Registrant
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Philip N. Russo(1)             Executive Vice                None                               Mr. Russo has served in various
                               President/Chief Financial                                        executive capacities within Delaware
                               Officer                                                          Investments

------------------------------ ----------------------------- ---------------------------------- ------------------------------------
See Yeng Quek                  Executive Vice                Executive Vice                     Mr. Quek has served in various
                               President/Managing            President/Managing                 executive capacities within Delaware
                               Director/Chief Investment     Director/Chief Investment          Investments
                               Officer - Fixed Income        Officer - Fixed Income
                                                                                                Director/Trustee - HYPPCO Finance
                                                                                                Company Ltd.
---------------------------- ----------------------------- ---------------------------------- --------------------------------------
Douglas L. Anderson            Senior Vice                   None                               Mr. Anderson has served in various
                               President/Operations                                             executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Marshall T. Bassett            Senior Vice President/Chief   Senior Vice President/Chief        Mr. Bassett has served in various
                               Investment Officer -          Investment Officer - Emerging      executive capacities within Delaware
                               Emerging Growth               Growth                             Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph Baxter                  Senior Vice President/Head    Senior Vice President/Head of      Mr. Baxter has served in various
                               of Municipal Bond             Municipal Bond Investments         executive capacities within Delaware
                               Investments                                                      Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher S. Beck            Senior Vice                   Senior Vice President/Senior       Mr. Beck has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael P. Bishof              Senior Vice                   Chief Financial Officer            Mr. Bishof has served in various
                               President/Investment                                             executive capacities within Delaware
                               Accounting                                                       Investments

                                                                                                Chief Financial Officer - Lincoln
                                                                                                National Convertible Securities
                                                                                                Fund, Inc. and Lincoln National
                                                                                                Income Fund, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael P. Buckley             Senior Vice                   Vice President/Portfolio           Mr. Buckley has served in various
                               President/Director of         Manager/Senior Municipal Bond      executive capacities within Delaware
                               Municipal Research            Analyst                            Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stephen R. Cianci              Senior Vice                   Senior Vice President/Senior       Mr. Cianci has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Robert F. Collins              Senior Vice                   Vice President/Senior Portfolio    Mr. Collins has served in various
                               President/Senior Portfolio    Manager                            executive capacities within Delaware
                               Manager                                                          Investments

------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Timothy G. Connors             Senior Vice President/Chief   Senior Vice President/Chief        Mr. Connors has served in various
                               Investment Officer - Value    Investment Officer - Value         executive capacities within Delaware
                               Investing                     Investing                          Investments

                                                                                                Senior Vice President/Chief
                                                                                                Investment Officer - Value Investing
                                                                                                of Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Name & Principal Business      Positions & Offices with         Positions & Offices with           Other Positions & Offices Held
Address                        Manager                          Registrant

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
George E. Deming               Senior Vice President/Senior     Senior Vice President/Senior       Mr. Deming has served in various
                               Portfolio Manager                Portfolio Manager                  executive capacities within
                                                                                                   Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
John B. Fields                 Senior Vice President/Senior     Senior Vice President/Senior       Mr. Fields has served in various
                               Portfolio Manager                Portfolio Manager                  executive capacities within
                                                                                                   Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Brian Funk                     Senior Vice President/Senior     Vice President/Senior High Yield   Mr. Funk has served in various
                               Research Analyst                 Analyst                            executive capacities within
                                                                                                   Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Brent C. Garrels               Senior Vice President/Senior     Vice President/High Yield Analyst  Mr. Garrels has served in various
                               Research Analyst                                                    executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Paul Grillo                    Senior Vice President/Senior     Vice President/Senior Portfolio    Mr. Grillo has served in various
                               Portfolio Manager                Manager                            executive capacities within
                                                                                                   Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Jonathan Hatcher(2)            Senior Vice President/Senior     Senior Vice President/Senior       Mr. Hatcher has served in various
                               Research Analyst                 Research Analyst                   executive capacities within
                                                                                                   Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Carolyn McIntyre(3)            Senior Vice President/Human      None                               Ms. McIntyre has served in
                               Resources                                                           various executive capacities
                                                                                                   within Delaware Investments

                                                                                                   Senior Vice President/Human
                                                                                                   Resources - Lincoln National
                                                                                                   Investment Companies, Inc.

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Francis X. Morris              Senior Vice                      Director, Fundamental              Mr. Morris has served in various
                               President/Director,              Research/Senior Portfolio Manager  executive capacities within
                               Fundamental Research/Senior                                         Delaware Investments
                               Portfolio Manager

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Brian L. Murray, Jr.(4)        Senior Vice President/Chief      Chief Compliance Officer           Mr. Murray has served in various
                               Compliance Officer                                                  executive capacities within
                                                                                                   Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Susan L. Natalini              Senior Vice President/Global     None                               Ms. Natalini has served in
                               Marketing & Client Services                                         various executive capacities
                                                                                                   within Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
D. Tysen Nutt(5)               Senior Vice President/Head of    Senior Vice President/Head of      Mr. Nutt has served in various
                               Large Cap Value                  Large Cap Value                    executive capacities within
                                                                                                   Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
David P. O'Connor              Senior Vice President/ General   Senior Vice President/Associate    Mr. O'Connor has served in
                               Counsel/Chief Legal Officer      General Counsel/Assistant          various executive capacities
                                                                Secretary                          within Delaware Investments

                                                                                                   Vice President/Associate General
                                                                                                   Counsel/Assistant Secretary -
                                                                                                   Lincoln National Investment
                                                                                                   Companies, Inc.
------------------------------ -------------------------------- ---------------------------------- ---------------------------------

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Name & Principal Business      Positions & Offices with         Positions & Offices with           Other Positions & Offices Held
Address                        Manager                          Registrant

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
John J. O'Connor               Senior Vice                      Senior Vice President/Treasurer    Mr. O'Connor has served in
                               President/Investment Accounting                                     various executive capacities
                                                                                                   within Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Philip R. Perkins(6)           Senior Vice President/Senior     Senior Vice President/Senior       Mr. Perkins has served in various
                               Portfolio Manager                Portfolio Manager                  executive capacities within
                                                                                                   Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Timothy L. Rabe                Senior Vice President/Senior     Senior Vice President/Senior       Mr. Rabe has served in various
                               Portfolio Manager/Head of High   Portfolio Manager                  executive capacities within
                               Yield                                                               Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
James L. Shields               Senior Vice President/Chief      None                               Mr. Shields has served in various
                               Information Officer                                                 executive capacities within
                                                                                                   Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Jeffrey S. Van Harte(7)        Senior Vice President/Chief      Senior Vice President/Chief        Mr. Van Harte has served in
                               Investment Officer - Focus       Investment Officer - Focus Growth  various executive capacities
                               Growth                                                              within Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Gary T. Abrams                 Vice President/Senior Equity     None                               Mr. Abrams has served in various
                               Trader                                                              executive capacities within
                                                                                                   Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Christopher S. Adams           Vice President/Portfolio         Vice President/Portfolio           Mr. Adams has served in various
                               Manager/Senior Equity Analyst    Manager/Senior Equity Analyst      executive capacities within
                                                                                                   Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Renee E. Anderson              Vice President/Senior Equity     Vice President/Senior Equity       Mr. Anderson has served in
                               Analyst II                       Analyst II                         various executive capacities
                                                                                                   within Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Damon J. Andres                Vice President/Senior Fixed      Vice President/Senior Fixed        Mr. Andres has served in various
                               Income Portfolio Manager I       Income Portfolio Manager           executive capacities within
                                                                                                   Delaware Investments

                                                                                                   Vice President - Lincoln National
                                                                                                   Convertible Securities Fund, Inc.

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Richard E. Biester             Vice President/Equity Trader     None                               Mr. Biester has served in various
                                                                                                   executive capacities within
                                                                                                   Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Christopher J. Bonavico(8)     Vice President/Senior            Vice President/Senior Portfolio    Mr. Bonavico has served in
                               Portfolio Manager                Manager                            various executive capacities
                                                                                                   within Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Vincent A. Brancaccio          Vice President/Senior Equity     None                               Mr. Brancaccio has served in
                               Trader                                                              various executive capacities
                                                                                                   within Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Edward J. Brennan              Vice President/Private           Assistant Vice President/Fixed     Mr. Brennan has served in various
                               Placement Analyst                Income Structural Analyst II       executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Kenneth F. Broad(9)            Vice President/Senior            Vice President/Senior Portfolio    Mr. Broad has served in various
                               Portfolio Manager                Manager                            executive capacities within
                                                                                                   Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Mary Ellen M. Carrozza         Vice President/Client Services   Vice President/Client Services     Ms. Carrozza has served in
                                                                                                   various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------

------------------------------ -------------------------------- ---------------------------------- ---------------------------------

Name & Principal Business      Positions & Offices with         Positions & Offices with           Other Positions & Offices Held
Address                        Manager                          Registrant

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Stephen G. Catricks            Vice President/Equity Analyst    Vice President/Equity Analyst II   Mr. Catricks has served in
                               II                                                                  various executive capacities
                                                                                                   within Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
David F. Connor                Vice President/Deputy General    Vice President/Deputy General      Mr. Connor has served in various
                               Counsel/Secretary                Counsel/Assistant Secretary        executive capacities within
                                                                                                   Delaware Investments

                                                                                                   Vice President/Deputy General
                                                                                                   Counsel/Assistant Secretary -
                                                                                                   Lincoln National Investment
                                                                                                   Companies, Inc.

                                                                                                   Secretary - Lincoln National
                                                                                                   Convertible Securities Fund, Inc.
                                                                                                   and Lincoln National Income Fund,
                                                                                                   Inc.
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Stephen J. Czepiel             Vice President/Senior Fixed      None                               Mr. Czepiel has served in various
                               Income Trader                                                       executive capacities within
                                                                                                   Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Joseph F. DeMichele            Vice President/High Grade        None                               Mr. DeMichele has served in
                               Trading                                                             various executive capacities
                                                                                                   within Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Christopher M. Ericksen(10)    Vice President/Portfolio         Vice President/Portfolio Manager   Mr. Ericksen has served in
                               Manager                                                             various executive capacities
                                                                                                   within Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Joel A. Ettinger               Vice President/Taxation          Vice President/Taxation            Mr. Ettinger has served in
                                                                                                   various executive capacities
                                                                                                   within Delaware Investments

                                                                                                   Vice President/Taxation - Lincoln
                                                                                                   National Investment Companies,
                                                                                                   Inc.
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Phoebe W. Figland              Vice President/Investment        Vice President/Investment          Ms. Figland has served in various
                               Accounting                       Accounting                         executive capacities within
                                                                                                   Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Joseph Fiorilla                Vice President/Trading           None                               Mr. Fiorilla has served in
                               Operations                                                          various executive capacities
                                                                                                   within Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Charles E. Fish                Vice President/Senior Equity     None                               Mr. Fish has served in various
                               Trader                                                              executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Clifford M. Fisher(11)         Vice President/Senior Bond       None                               Mr. Fisher has served in various
                               Trader                                                              executive capacities within
                                                                                                   Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Patrick G. Fortier(12)         Vice President/Senior            Vice President/Senior Portfolio    Mr. Fortier has served in various
                               Portfolio Manager                Manager                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Name & Principal Business      Positions & Offices with         Positions & Offices with           Other Positions and Offices Held
Address                        Manager                          Registrant

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Denise A. Franchetti           Vice President/Portfolio         Vice President/Portfolio           Ms. Franchetti has served in
                               Manager/Municipal Bond Credit    Manager/Municipal Bond Credit      various executive capacities
                               Analyst                          Analyst                            within Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
James A. Furgele               Vice President/Investment        Vice President/Investment          Mr. Furgele has served in various
                               Accounting                       Accounting                         executive capacities within
                                                                                                   Delaware Investments

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Daniel V. Geatens              Vice President/Investment        Vice President/Investment          Mr. Geatens has served in various
                               Accounting                       Accounting                         executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Stuart M. George               Vice President/Equity Trader     None                               Mr. George has served in various
                                                                                                   executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Barry S. Gladstein             Vice President/Portfolio         Vice President/Equity Analyst      Mr. Gladstein has served in
                               Analyst                                                             various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Brian T. Hannon                Vice President/Senior            Vice President/Senior Portfolio    Mr. Hannon has served in various
                               Portfolio Manager                Manager                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Lisa L. Hansen(13)             Vice President/Head Trader of    Vice President/Head Trader of      Ms. Hansen has served in various
                               Focus Growth Equity Trading      Focus Growth Equity Trading        executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Gregory M. Heywood(14)         Vice President/Senior Research   Vice President/Senior Research     Mr. Heywood has served in various
                               Analyst                          Analyst                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Michael E. Hughes              Vice President/Senior Equity     Vice President/Senior Equity       Mr. Hughes has served in various
                               Analyst I                        Analyst I                          executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Jeffrey W. Hynoski             Vice President/Portfolio         Vice President/Portfolio Manager   Mr. Hynoski has served in various
                               Manager                                                             executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Jordan L. Irving(15)           Vice President/Senior            Vice President/Senior Portfolio    Mr. Irving has served in various
                               Portfolio Manager                Manager                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Cynthia Isom                   Vice President/Senior            Vice President/Portfolio Manager   Ms. Isom has served in various
                               Portfolio Manager                                                   executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Kenneth R. Jackson             Vice President/Equity Analyst    Vice President/Equity Analyst      Mr. Jackson has served in various
                                                                                                   executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Andrew Kronschnabel            Vice President/High Grade        None                               Mr. Kronschnabel has served in
                               Trader                                                              various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Roseanne L. Kropp              Vice President/Senior Fund       Vice President/Senior Fund         Ms. Kropp has served in various
                               Analyst II/High Yield            Analyst II/High Yield              executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Nikhil G. Lalvani              Vice President/Senior Equity     Vice President/Senior Equity       Mr. Lalvani has served in various
                               Analyst I                        Analyst I                          executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Name & Principal Business      Positions & Offices with         Positions & Offices with           Other Positions & Offices Held
Address                        Manager                          Registrant
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Steven T. Lampe                Vice President/Portfolio         Vice President/Portfolio Manager   Mr. Lampe has served in various
                               Manager                                                             executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Alfio Leone IV                 Vice President/High Grade        None                               Mr. Leone has served in various
                               Trader                                                              executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Anthony A. Lombardi(16)        Vice President/Senior            Vice President/Senior Portfolio    Mr. Lombardi has served in
                               Portfolio Manager                Manager                            various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Charles (Tom) T. McClintic     Vice President/High Yield        None                               Mr. McClintic has served in
                               Trader                                                              various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Andrew M. McCullagh, Jr.       Vice President/Senior            Vice President/Senior Portfolio    Mr. McCullagh has served in
                               Portfolio Manager                Manager                            various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Michael S. Morris              Vice President/Portfolio         Vice President/Senior Equity       Mr. Morris has served in various
                               Manager                          Analyst                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Scott Moses                    Vice President/Fixed Income      None                               Mr. Moses has served in various
                               Trader                                                              executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
John R. Murray                 Vice President/Senior Equity     None                               Mr. Murray has served in various
                               Analyst                                                             executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Philip O. Obazee               Vice President/Derivatives       Vice President/Derivatives         Mr. Obazee has served in various
                               Manager                          Manager                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Donald G. Padilla              Vice President/Equity Analyst    Vice President/Equity Analyst II   Mr. Padilla has served in various
                               II                                                                  executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Daniel J. Prislin(17)          Vice President/Senior            Vice President/Senior Portfolio    Mr. Prislin has served in various
                               Portfolio Manager                Manager                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Craig S. Remsen                Vice President/Research Analyst  None                               Mr. Remsen has served in various
                                                                                                   executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Joseph T. Rogina               Vice President/Equity Trader     None                               Mr. Rogina has served in various
                                                                                                   executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Richard Salus                  Vice President/Deputy            None                               Mr. Salus has served in various
                               Controller                                                          executive capacities within
                                                                                                   Delaware Investments

                                                                                                   Vice President/Deputy Controller
                                                                                                   - Lincoln National Investment
                                                                                                   Companies, Inc.
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Kevin C. Schildt               Vice President/Senior            Vice President/Senior Research     Mr. Schildt has served in various
                               Municipal Credit Analyst         Analyst                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Name & Principal Business      Positions & Offices with         Positions & Offices with           Other Positions & Offices Held
Address                        Manager                          Registrant
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Richard D. Seidel              Vice President/Assistant         None                               Mr. Seidel has served in various
                               Controller/Manager - Payroll                                        executive capacities within
                                                                                                   Delaware Investments

                                                                                                   Vice President/Assistant
                                                                                                   Controller/Manager - Payroll -
                                                                                                   Lincoln National Investment
                                                                                                   Companies, Inc.
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Thomas Socha                   Vice President/Senior Fixed      Vice President/Senior Fixed        Mr. Socha has served in various
                               Income Analyst                   Income Analyst                     executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Brenda L. Sprigman             Vice President/Business          None                               Ms. Sprigman has served in
                               Manager - Fixed Income                                              various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Matthew J. Stephens            Vice President/Senior High       Vice President/Senior High Grade   Mr. Stephens has served in
                               Grade Analyst                    Analyst                            various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Michael T. Taggart             Vice President/Facilities &      None                               Mr. Taggart has served in various
                               Administrative Services                                             executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Matthew Todorow(18)            Vice President/Portfolio         Vice President/Portfolio Manager   Mr. Todorow has served in various
                               Manager                                                             executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Spencer M. Tullo               Vice President/Fixed Income      None                               Mr. Tullo has served in various
                               Trader                                                              executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Robert A. Vogel, Jr.(19)       Vice President/Senior            Vice President/Senior Portfolio    Mr. Vogel has served in various
                               Portfolio Manager                Manager                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Lori P. Wachs                  Vice President/Portfolio         Vice President/Portfolio Manager   Ms. Wachs has served in various
                               Manager                                                             executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Laura A. Wagner                Vice President/Investment        Vice President/Investment          Ms. Wagner has served in various
                               Accounting                       Accounting                         executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
James J. Wright                Vice President/Senior Equity     Vice President/Senior Equity       Mr. Wright has served in various
                               Analyst                          Analyst                            executive capacities within
                                                                                                   Delaware Investments
------------------------------------------------------------------------------------------------------------------------------------

(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.
(2)  Senior Research Analyst, Strong Capital Management, 2000-2002.
(3)  Head of Human Resources, Lincoln Life, 2001-2003.
(4)  Associate General Counsel, Franklin Templeton Investments, 1998-2002.
(5)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.
(6)  Managing Director/Global Markets, Deutsche Bank, 1998-2003.
(7)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.
(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.
(9)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.
(10) Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.
(11) Vice President/Municipal Bond, Advest, Inc., 1999-2002.
(12) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
(13) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.
(14) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.
(15) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.
(16) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.
(17) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.
(18) Executive Director/Portfolio Manager, Morgan Stanley Investment Management,
     1994-2003.
(19) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Item 27.  Principal Underwriters.

          (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of
                 Funds.

          (b)(1) Information  with  respect to each  officer and partner of the principal  underwriter  and the  Registrant  is  provided
                 below. Unless noted, the principal  business address of each officer and partner of Delaware  Distributors,  L.P. is 2005
                 Market Street, Philadelphia, PA 19103-7094.

---------------------------------------- ---------------------------------------------- --------------------------------------------
Name & Principal Business Address        Positions & Offices with Underwriter           Positions & Offices with Registrant
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Distributors, Inc.              General Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Capital Management              Limited Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Investment Advisers             Limited Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Kevin J. Lucey                           President/Chief Executive Officer              None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Philip N. Russo                          Executive Vice President                       None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Douglas L. Anderson                      Senior Vice President/Operations               None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Michael P. Bishof                        Senior Vice President/Investment Accounting    Senior Vice President/Chief Financial
                                                                                        Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Jeffrey M. Kellogg                       Senior Vice President/Senior Product           None
                                         Manager/Communications Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Deb Landsman-Yaros                       Senior Vice President/Head of Retail           None
                                         Investor Services
---------------------------------------- ---------------------------------------------- --------------------------------------------
Thomas M. McConnell                      Senior Vice President/Senior 529 Plans         None
                                         Product Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Carolyn McIntyre                         Senior Vice President/Human Resources          None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Brian L. Murray, Jr.                     Senior Vice President/Compliance               Senior Vice President/Chief Compliance
                                                                                        Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
David P. O'Connor                        Senior Vice President/Strategic Investment     Senior Vice President/Strategic Investment
                                         Relationships and Initiatives/General Counsel  Relationships and Initiatives/General
                                                                                        Counsel/Chief Legal Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Daniel J. Perullo                        Senior Vice President/Eastern Director,        None
                                         Institutional Sales
---------------------------------------- ---------------------------------------------- --------------------------------------------
Robert E. Powers                         Senior Vice President/Senior Domestic Sales    None
                                         Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Richard Salus                            Senior Vice President/Controller/              None
                                         Treasurer/Financial Operations Principal
---------------------------------------- ---------------------------------------------- --------------------------------------------
James L. Shields                         Senior Vice President/Chief Information        None
                                         Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Trevor M. Blum                           Vice President/Senior Consultant               None
                                         Relationship Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
E. Zoe Bradley                           Vice President/Product Management Manager      None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Mel Carrozza                             Vice President/Client Services                 None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Anthony G. Ciavarelli                    Vice President/Counsel/Assistant Secretary     Vice President/Associate General
                                                                                        Counsel/Assistant Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------
Elisa C. Colkitt                         Vice President/Broker Dealer Operations &      None
                                         Service Support
---------------------------------------- ---------------------------------------------- --------------------------------------------

---------------------------------------- ---------------------------------------------- --------------------------------------------
Name & Principal Business Address        Positions & Offices with Underwriter           Positions & Offices with Registrant
---------------------------------------- ---------------------------------------------- --------------------------------------------
David F. Connor                          Vice President/Deputy General                  Vice President/Deputy General
                                         Counsel/Assistant Secretary                    Counsel/Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------
Joel A. Ettinger                         Vice President/Taxation                        Vice President/Taxation
---------------------------------------- ---------------------------------------------- --------------------------------------------
Edward M. Grant                          Vice President/Senior Domestic Sales Manager   None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Audrey Kohart                            Vice President/Financial Planning and          None
                                         Reporting
---------------------------------------- ---------------------------------------------- --------------------------------------------
Josephine O'Brien                        Vice President/RFP Group Manager               None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Robinder Pal                             Vice President/Senior Retail                   None
                                         e-Business/Production Services Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Marlene D. Petter                        Vice President/Marketing Communications        None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Christian Reimer                         Vice President/529 Plans Product Manager       None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Richard D. Seidel                        Vice President/Assistant                       None
                                         Controller/Assistant Treasurer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Michael T. Taggart                       Vice President/Facilities & Administrative     None
                                         Services
---------------------------------------- ---------------------------------------------- --------------------------------------------
Molly Thompson                           Vice President/Associate Product Management    None
                                         Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Kathryn R. Williams                      Vice President/Senior Counsel/Assistant        Vice President/Associate General
                                         Secretary                                      Counsel/Assistant Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------

                  (a)(2) Lincoln Financial Distributors,  Inc. (LFD) serves as financial  intermediary  wholesaler  for all the mutual
                         funds in the Delaware Investments Family of Funds.

                  (b)(2) Information  with respect to each officer and partner of LFD and the  Registrant  is provided  below.  Unless
                         noted,  the principal  business address of each officer
                         and partner of LFD is 2001 Market Street, Philadelphia,
                         PA 19103-7055.

-------------------------------------------- ----------------------------------------- ------------------------------------------
Name & Principal Business Address            Positions & Office with LFD                  Positions & Offices with Registrant
-------------------------------------------- ----------------------------------------- ------------------------------------------
Westley V. Thompson                          President and Chief Executive Officer                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
David M. Kittredge                           Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
William C. Miller                            Senior Vice President                                       None
 -------------------------------------------- ----------------------------------------- ------------------------------------------
Terrance Mullen                              Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Donald Roberson                              Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
David L. Ahrendt(3)                          Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Duane L. Bernt(2)                            Vice President and Treasurer                                None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Nancy Briguglio                              Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Patrick J. Caulfield(1)                      Vice President and Chief Compliance                         None
                                             Officer
-------------------------------------------- ----------------------------------------- ------------------------------------------
Daniel P. Hickey(2)                          Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Karina Istvan                                Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Rochelle Krombolz                            Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
William Lamoin                               Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Diane McCarthy                               Vice President, Chief Financial Officer                     None
                                             and Chief Administrative Officer
-------------------------------------------- ----------------------------------------- ------------------------------------------
Henry Orvin                                  Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
James Ryan                                   Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Gregory Smith                                Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Marjorie Snelling                            Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Marilyn K. Ondecker(3)                       Secretary                                                   None
-------------------------------------------- ----------------------------------------- ------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
(1)  350 Church Street, Hartford, CT 06103
(2)  1500 Market Street, Philadelphia, PA 19103
(3)  1300 Clinton Street, Fort Wayne, IN 46802
---------------------------------------------------------------------------------------------------------------------------------

          (c)      Not Applicable.

Item 28.  Location of Accounts and Records.

          All accounts and records are maintained in Philadelphia at 2005 Market
          Street, Philadelphia, PA 19103-7094.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the  undersigned,  thereunto duly  authorized,  in this City of Philadelphia  and  Commonwealth of Pennsylvania on this 23rd day of
January, 2006.

                                                DELAWARE GROUP FOUNDATION FUNDS

                                                By:    /s/ Jude T. Driscoll
                                                           Jude T. Driscoll
                                                           Chairman

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                   Title                               Date
-----------------------

/s/ Jude T. Driscoll        Chairman/President/Chief            January 23, 2006
Jude T. Driscoll            Executive Officer (Principal
                            Executive Officer) and Trustee

/s/ Thomas L. Bennett  *    Trustee                             January 23, 2006
Thomas L. Bennett

/s/ John A. Fry        *    Trustee                             January 23, 2006
John A. Fry

/s/ Anthony D. Knerr   *    Trustee                             January 23, 2006
Anthony D. Knerr

/s/ Lucinda S. Landreth*    Trustee                             January 23, 2006
Lucinda S. Landreth

/s/ Ann R. Leven       *    Trustee                             January 23, 2006
Ann R. Leven

/s/ Thomas F. Madison  *    Trustee                             January 23, 2006
Thomas F. Madison

/s/ Janet L. Yeomans   *    Trustee                             January 23, 2006
Janet L. Yeomans

/s/ J. Richard Zecher  *    Trustee                             January 23, 2006
J. Richard Zecher

/s/ Michael P. Bishof  *    Senior Vice President/              January 23, 2006
Michael P. Bishof           Chief Financial Officer
                            (Principal Financial Officer)

                           * By: /s/ Jude T. Driscoll
                             Jude T. Driscoll
                            as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Exhibits

                                       to

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.                Exhibit

EX-99(e)(1)(iii)    Form of  Amendment  No. 1 (October  31, 2005) to Appendix A
                    to  Second  Amended  and  Restated  Financial   Intermediary
                    Distribution Agreement

EX-99(h)(2)(i)      Executed  Amendment No. 30 to Schedule A (October 1,  2005)
                    of  Delaware  Investments  Family of Funds  Fund  Accounting
                    Agreement

EX-99(h)(3)         Form of Advisor Expense Limitation Letter (January 2006)
                    between Delaware Management Company and the Registrant

EX-99(h)(4)         Form of Distribution Expense Limitation Letter (January 2006)
                    between Delaware Distributors, L.P. and the Registrant

EX-99.(j)           Consent (January 2006) of Independent Registered Public
                    Accounting Firm

EX-99.(n)           Plan under Rule 18f-3 (October 31, 2005)